UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04236
JPMorgan Trust II
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)
Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Equity Income Fund

Class A Shares/Ticker: OIEIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class A Shares)	$101	0.95%
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class A Shares, without a sales charge, returned 13.17% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class A Shares)	February 18, 1992	7.23%	11.64%	9.02%
JPMorgan Equity Income Fund (Class A Shares) - excluding sales charge		13.17	12.85	9.61
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Equity Income Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OIEIX-625
JPMorgan Equity Income Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Equity Income Fund

Class C Shares/Ticker: OINCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class C Shares)	$154	1.45%
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class C Shares, without a sales charge, returned 12.63% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class C Shares)	November 4, 1997	11.63%	12.29%	9.17%
JPMorgan Equity Income Fund (Class C Shares) - excluding sales charge		12.63	12.29	9.17
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Equity Income Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OINCX-625
JPMorgan Equity Income Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Equity Income Fund

Class I Shares/Ticker: HLIEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class I Shares)	$74	0.70%
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class I Shares returned 13.46% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class I Shares)	July 2, 1987	13.46%	13.14%	9.89%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Equity Income Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

HLIEX-625
JPMorgan Equity Income Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Equity Income Fund

Class R2 Shares/Ticker: OIEFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R2 Shares)	$128	1.20%
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class R2 Shares returned 12.87% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R2 Shares)	February 28, 2011	12.87%	12.56%	9.33%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Equity Income Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OIEFX-625
JPMorgan Equity Income Fund - Class R2

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Equity Income Fund

Class R3 Shares/Ticker: OIEPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R3 Shares)	$101	0.95%
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class R3 Shares returned 13.13% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R3 Shares)	September 9, 2016	13.13%	12.84%	9.61%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares currently have the same expenses as Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Equity Income Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OIEPX-625
JPMorgan Equity Income Fund - Class R3

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Equity Income Fund

Class R4 Shares/Ticker: OIEQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R4 Shares)	$74	0.70%
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class R4 Shares returned 13.47% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R4 Shares)	September 9, 2016	13.47%	13.13%	9.88%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares had similar expenses to Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Equity Income Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OIEQX-625
JPMorgan Equity Income Fund - Class R4

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Equity Income Fund

Class R5 Shares/Ticker: OIERX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R5 Shares)	$58	0.55%
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class R5 Shares returned 13.62% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R5 Shares)	February 28, 2011	13.62%	13.31%	10.06%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Equity Income Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OIERX-625
JPMorgan Equity Income Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Equity Income Fund

Class R6 Shares/Ticker: OIEJX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Income Fund (Class R6 Shares)	$48	0.45%
How did the Fund Perform?
The JPMorgan Equity Income Fund's Class R6 Shares returned 13.74% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials and communication services detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and Berkshire Hathaway detracted from performance.
  The Fund’s security selection in the financials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Wells Fargo & Company and Philip Morris International Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Income Fund (Class R6 Shares)	January 31, 2012	13.74%	13.42%	10.16%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Equity Income Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$43,836,022
Total number of portfolio holdings	85
Portfolio turnover rate	20%
Total advisory fees paid (000's)	$178,869
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OIEJX-625
JPMorgan Equity Income Fund - Class R6
ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Equity Index Fund

Class A Shares/Ticker: OGEAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class A Shares)	$48	0.45%
How did the Fund Perform?
The JPMorgan Equity Index Fund's Class A Shares, without a sales charge, returned 14.66% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  During the period, solid earnings growth provided good returns for U.S. large-cap equities. The first half of 2025 was characterized by high levels of market volatility. Concerns around trade policy and the effects on growth caused a sizeable sell-off late in the first quarter and into the second quarter. However, advancements in trade discussions and a temporary postponement of tariff increases alleviated recession fears, fueling a broad-based market rally to close out the period.
  The majority of sectors in the Index produced positive returns. Financials and utilities were the best-performing sectors with both providing returns of over 20%. Health care and energy were the only sectors with negative returns, with both producing returns in the mid-single digit negative range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Additional cash was minimized, and cash held was equitized with futures to limit any drag on performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class A Shares)	February 18, 1992	8.65%	14.87%	12.53%
JPMorgan Equity Index Fund (Class A Shares) - excluding sales charge		14.66	16.12	13.14
S&P 500 Index		15.16	16.64	13.65
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Equity Index Fund and the S&P 500 Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$11,412,730
Total number of portfolio holdings	507
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGEAX-625
JPMorgan Equity Index Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Equity Index Fund
Class C Shares/Ticker: OEICX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class C Shares)	$112	1.05%
How did the Fund Perform?
The JPMorgan Equity Index Fund's Class C Shares, without a sales charge, returned 13.98% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  During the period, solid earnings growth provided good returns for U.S. large-cap equities. The first half of 2025 was characterized by high levels of market volatility. Concerns around trade policy and the effects on growth caused a sizeable sell-off late in the first quarter and into the second quarter. However, advancements in trade discussions and a temporary postponement of tariff increases alleviated recession fears, fueling a broad-based market rally to close out the period.
  The majority of sectors in the Index produced positive returns. Financials and utilities were the best-performing sectors with both providing returns of over 20%. Health care and energy were the only sectors with negative returns, with both producing returns in the mid-single digit negative range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Additional cash was minimized, and cash held was equitized with futures to limit any drag on performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class C Shares)	November 4, 1997	12.98%	15.42%	12.57%
JPMorgan Equity Index Fund (Class C Shares) - excluding sales charge		13.98	15.42	12.57
S&P 500 Index		15.16	16.64	13.65
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Equity Index Fund and the S&P 500 Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$11,412,730
Total number of portfolio holdings	507
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OEICX-625
JPMorgan Equity Index Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Equity Index Fund
Class I Shares/Ticker: HLEIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class I Shares)	$21	0.20%
How did the Fund Perform?
The JPMorgan Equity Index Fund's Class I Shares returned 14.95% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  During the period, solid earnings growth provided good returns for U.S. large-cap equities. The first half of 2025 was characterized by high levels of market volatility. Concerns around trade policy and the effects on growth caused a sizeable sell-off late in the first quarter and into the second quarter. However, advancements in trade discussions and a temporary postponement of tariff increases alleviated recession fears, fueling a broad-based market rally to close out the period.
  The majority of sectors in the Index produced positive returns. Financials and utilities were the best-performing sectors with both providing returns of over 20%. Health care and energy were the only sectors with negative returns, with both producing returns in the mid-single digit negative range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Additional cash was minimized, and cash held was equitized with futures to limit any drag on performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class I Shares)	July 2, 1991	14.95%	16.40%	13.42%
S&P 500 Index		15.16	16.64	13.65
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Equity Index Fund and the S&P 500 Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$11,412,730
Total number of portfolio holdings	507
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLEIX-625
JPMorgan Equity Index Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Equity Index Fund
Class R6 Shares/Ticker: OGFAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Index Fund (Class R6 Shares)	$5	0.04%
How did the Fund Perform?
The JPMorgan Equity Index Fund's Class R6 Shares returned 15.12% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% for the twelve months ended June 30, 2025.
  Consistent with its indexing strategy, the Fund closely tracked the total return of the Index.
  During the period, solid earnings growth provided good returns for U.S. large-cap equities. The first half of 2025 was characterized by high levels of market volatility. Concerns around trade policy and the effects on growth caused a sizeable sell-off late in the first quarter and into the second quarter. However, advancements in trade discussions and a temporary postponement of tariff increases alleviated recession fears, fueling a broad-based market rally to close out the period.
  The majority of sectors in the Index produced positive returns. Financials and utilities were the best-performing sectors with both providing returns of over 20%. Health care and energy were the only sectors with negative returns, with both producing returns in the mid-single digit negative range.
  The Fund achieved its indexing objective by following a full replication approach, owning all stocks in the Index in nearly the same weights. Additional cash was minimized, and cash held was equitized with futures to limit any drag on performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Index Fund (Class R6 Shares)	September 1, 2016	15.12%	16.59%	13.58%
S&P 500 Index		15.16	16.64	13.65
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Equity Index Fund and the S&P 500 Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets (000's)	$11,412,730
Total number of portfolio holdings	507
Portfolio turnover rate	12%
Total advisory fees paid (000's)	$0
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OGFAX-625
JPMorgan Equity Index Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Balanced Fund

Class A Shares/Ticker: OGIAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class A Shares)	$59	0.56%
How did the Fund Perform?
The JPMorgan Investor Balanced Fund's Class A Shares, without a sales charge, returned 10.16% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 10.72% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class A Shares)	December 10, 1996	5.23%	6.64%	6.04%
JPMorgan Investor Balanced Fund (Class A Shares) - excluding sales charge		10.16	7.63	6.53
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Moderate Funds Index		10.72	8.22	6.77
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Investor Balanced Fund, the Bloomberg U.S. Aggregate Index, the Bloomberg U.S. Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Moderate Funds Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Moderate Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Moderate Funds Index consists of funds that by portfolio practice maintain a mix of between 40% to 60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and several additional supplemental indices.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,597,054
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,680
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OGIAX-625
JPMorgan Investor Balanced Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Balanced Fund

Class C Shares/Ticker: OGBCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class C Shares)	$111	1.06%
How did the Fund Perform?
The JPMorgan Investor Balanced Fund's Class C Shares, without a sales charge, returned 9.56% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 10.72% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class C Shares)	July 1, 1997	8.56%	7.09%	6.07%
JPMorgan Investor Balanced Fund (Class C Shares) - excluding sales charge		9.56	7.09	6.07
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Moderate Funds Index		10.72	8.22	6.77
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Investor Balanced Fund, the Bloomberg U.S. Aggregate Index, the Bloomberg U.S. Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Moderate Funds Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Moderate Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Moderate Funds Index consists of funds that by portfolio practice maintain a mix of between 40% to 60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and several additional supplemental indices.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,597,054
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,680
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OGBCX-625
JPMorgan Investor Balanced Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Balanced Fund

Class I Shares/Ticker: OIBFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class I Shares)	$33	0.31%
How did the Fund Perform?
The JPMorgan Investor Balanced Fund's Class I Shares returned 10.40% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 10.72% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class I Shares)	December 10, 1996	10.40%	7.91%	6.80%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Moderate Funds Index		10.72	8.22	6.77
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Investor Balanced Fund, the Bloomberg U.S. Aggregate Index, the Bloomberg U.S. Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Moderate Funds Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Moderate Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Moderate Funds Index consists of funds that by portfolio practice maintain a mix of between 40% to 60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and several additional supplemental indices.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,597,054
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,680
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OIBFX-625
JPMorgan Investor Balanced Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Balanced Fund

Class R6 Shares/Ticker: JFQUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Balanced Fund (Class R6 Shares)	$7	0.06%
How did the Fund Perform?
The JPMorgan Investor Balanced Fund's Class R6 Shares returned 10.75% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Moderate Funds Index returned 10.72% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-fixed income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Balanced Fund (Class R6 Shares)	July 31, 2017	10.75%	8.18%	6.98%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Moderate Funds Index		10.72	8.22	6.77
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Investor Balanced Fund, the Bloomberg U.S. Aggregate Index, the Bloomberg U.S. Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Moderate Funds Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Moderate Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Moderate Funds Index consists of funds that by portfolio practice maintain a mix of between 40% to 60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and several additional supplemental indices.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,597,054
Total number of portfolio holdings	26
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$2,680
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JFQUX-625
JPMorgan Investor Balanced Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Conservative Growth Fund

Class A Shares/Ticker: OICAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class A Shares)	$59	0.56%
How did the Fund Perform?
The JPMorgan Investor Conservative Growth Fund's Class A Shares, without a sales charge, returned 8.81% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 8.70% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class A Shares)	December 10, 1996	3.88%	3.78%	4.14%
JPMorgan Investor Conservative Growth Fund (Class A Shares) - excluding sales charge		8.81	4.74	4.62
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.70	4.84	4.45
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Investor Conservative Growth Fund, the Bloomberg U.S. Aggregate Index, the Bloomberg U.S. Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Conservative Funds Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Conservative Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Conservative Funds Index consists of funds that by portfolio practice maintain a mix of between 20% to 40% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and several additional supplemental indices.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$3,988,962
Total number of portfolio holdings	27
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$1,923
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OICAX-625
JPMorgan Investor Conservative Growth Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Conservative Growth Fund

Class C Shares/Ticker: OCGCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class C Shares)	$111	1.06%
How did the Fund Perform?
The JPMorgan Investor Conservative Growth Fund's Class C Shares, without a sales charge, returned 8.24% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 8.70% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class C Shares)	July 1, 1997	7.24%	4.21%	4.16%
JPMorgan Investor Conservative Growth Fund (Class C Shares) - excluding sales charge		8.24	4.21	4.16
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.70	4.84	4.45
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Investor Conservative Growth Fund, the Bloomberg U.S. Aggregate Index, the Bloomberg U.S. Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Conservative Funds Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Conservative Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Conservative Funds Index consists of funds that by portfolio practice maintain a mix of between 20% to 40% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and several additional supplemental indices.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$3,988,962
Total number of portfolio holdings	27
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$1,923
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OCGCX-625
JPMorgan Investor Conservative Growth Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Investor Conservative Growth Fund
Class I Shares/Ticker: ONCFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class I Shares)	$33	0.31%
How did the Fund Perform?
The JPMorgan Investor Conservative Growth Fund's Class I Shares returned 9.09% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 8.70% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class I Shares)	December 10, 1996	9.09%	5.02%	4.89%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.70	4.84	4.45
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Investor Conservative Growth Fund, the Bloomberg U.S. Aggregate Index, the Bloomberg U.S. Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Conservative Funds Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Conservative Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Conservative Funds Index consists of funds that by portfolio practice maintain a mix of between 20% to 40% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and several additional supplemental indices.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$3,988,962
Total number of portfolio holdings	27
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$1,923
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

ONCFX-625
JPMorgan Investor Conservative Growth Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Investor Conservative Growth Fund
Class R6 Shares/Ticker: JFLJX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	$7	0.06%
How did the Fund Perform?
The JPMorgan Investor Conservative Growth Fund's Class R6 Shares returned 9.37% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the Bloomberg U.S. Intermediate Aggregate Index (the "Index") returned 6.69%, the Russell 3000 Index returned 15.30%, the MSCI EAFE Index (net total return) returned 17.73%, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index returned 8.70% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all fixed-income index, the Fund’s diverse allocation to both equity and fixed income was a leading contributor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	July 31, 2017	9.37%	5.28%	5.06%
Bloomberg U.S. Aggregate Index		6.08	(0.73)	1.76
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
Russell 3000 Index		15.30	15.96	12.96
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Conservative Funds Index		8.70	4.84	4.45
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Investor Conservative Growth Fund, the Bloomberg U.S. Aggregate Index, the Bloomberg U.S. Intermediate Aggregate Index, the Russell 3000 Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Conservative Funds Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Conservative Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg U.S. Aggregate Index is an unmanaged index representing SEC-registered taxable and dollar denominated securities. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through, and asset-backed securities. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Conservative Funds Index consists of funds that by portfolio practice maintain a mix of between 20% to 40% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and several additional supplemental indices.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$3,988,962
Total number of portfolio holdings	27
Portfolio turnover rate	11%
Total advisory fees paid (000's)	$1,923
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JFLJX-625
JPMorgan Investor Conservative Growth Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Investor Growth Fund
Class A Shares/Ticker: ONGAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class A Shares)	$58	0.55%
How did the Fund Perform?
The JPMorgan Investor Growth Fund's Class A Shares, without a sales charge, returned 12.28% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 13.22% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class A Shares)	December 10, 1996	7.21%	11.45%	9.20%
JPMorgan Investor Growth Fund (Class A Shares) - excluding sales charge		12.28	12.48	9.70
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		13.22	12.08	8.83
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Investor Growth Fund, the Russell 3000 Index, the Bloomberg U.S. Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,066,502
Total number of portfolio holdings	24
Portfolio turnover rate	3%
Total advisory fees paid (000's)	$2,724
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

ONGAX-625
JPMorgan Investor Growth Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Growth Fund

Class C Shares/Ticker: OGGCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class C Shares)	$113	1.07%
How did the Fund Perform?
The JPMorgan Investor Growth Fund's Class C Shares, without a sales charge, returned 11.64% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 13.22% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class C Shares)	July 1, 1997	10.64%	11.89%	9.22%
JPMorgan Investor Growth Fund (Class C Shares) - excluding sales charge		11.64	11.89	9.22
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		13.22	12.08	8.83
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Investor Growth Fund, the Russell 3000 Index, the Bloomberg U.S. Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,066,502
Total number of portfolio holdings	24
Portfolio turnover rate	3%
Total advisory fees paid (000's)	$2,724
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OGGCX-625
JPMorgan Investor Growth Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Growth Fund

Class I Shares/Ticker: ONIFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class I Shares)	$33	0.31%
How did the Fund Perform?
The JPMorgan Investor Growth Fund's Class I Shares returned 12.52% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 13.22% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class I Shares)	December 10, 1996	12.52%	12.74%	9.97%
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		13.22	12.08	8.83
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Investor Growth Fund, the Russell 3000 Index, the Bloomberg U.S. Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,066,502
Total number of portfolio holdings	24
Portfolio turnover rate	3%
Total advisory fees paid (000's)	$2,724
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

ONIFX-625
JPMorgan Investor Growth Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Growth Fund

Class R6 Shares/Ticker: JFTUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth Fund (Class R6 Shares)	$7	0.07%
How did the Fund Perform?
The JPMorgan Investor Growth Fund's Class R6 Shares returned 12.80% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds returned 13.22% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth Fund (Class R6 Shares)	July 31, 2017	12.80%	13.01%	10.14%
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		13.22	12.08	8.83
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Investor Growth Fund, the Russell 3000 Index, the Bloomberg U.S. Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$6,066,502
Total number of portfolio holdings	24
Portfolio turnover rate	3%
Total advisory fees paid (000's)	$2,724
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JFTUX-625
JPMorgan Investor Growth Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Growth & Income Fund

Class A Shares/Ticker: ONGIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class A Shares)	$58	0.55%
How did the Fund Perform?
The JPMorgan Investor Growth & Income Fund's Class A Shares, without a sales charge, returned 11.05% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 11.89% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class A Shares)	December 10, 1996	6.04%	8.86%	7.55%
JPMorgan Investor Growth & Income Fund (Class A Shares) - excluding sales charge		11.05	9.86	8.05
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Growth Funds Index		11.89	9.92	8.22
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Investor Growth & Income Fund, the Russell 3000 Index, the Bloomberg U.S. Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Growth Funds Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity marketperformance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Growth Funds Index consists of funds that by portfolio practice maintain a mix of between 60% to 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,991,111
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$2,314
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONGIX-625
JPMorgan Investor Growth & Income Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Growth & Income Fund

Class C Shares/Ticker: ONECX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class C Shares)	$112	1.07%
How did the Fund Perform?
The JPMorgan Investor Growth & Income Fund's Class C Shares, without a sales charge, returned 10.48% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 11.89% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class C Shares)	July 1, 1997	9.48%	9.29%	7.58%
JPMorgan Investor Growth & Income Fund (Class C Shares) - excluding sales charge		10.48	9.29	7.58
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Growth Funds Index		11.89	9.92	8.22
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Investor Growth & Income Fund, the Russell 3000 Index, the Bloomberg U.S. Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Growth Funds Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity marketperformance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Growth Funds Index consists of funds that by portfolio practice maintain a mix of between 60% to 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,991,111
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$2,314
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

ONECX-625
JPMorgan Investor Growth & Income Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Growth & Income Fund

Class I Shares/Ticker: ONGFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class I Shares)	$33	0.31%
How did the Fund Perform?
The JPMorgan Investor Growth & Income Fund's Class I Shares returned 11.32% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 11.89% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class I Shares)	December 10, 1996	11.32%	10.12%	8.31%
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Growth Funds Index		11.89	9.92	8.22
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Investor Growth & Income Fund, the Russell 3000 Index, the Bloomberg U.S. Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Growth Funds Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity marketperformance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Growth Funds Index consists of funds that by portfolio practice maintain a mix of between 60% to 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,991,111
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$2,314
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

ONGFX-625
JPMorgan Investor Growth & Income Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Investor Growth & Income Fund

Class R6 Shares/Ticker: JFBUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	$7	0.06%
How did the Fund Perform?
The JPMorgan Investor Growth & Income Fund's Class R6 Shares returned 11.54% for the twelve months ended June 30, 2025. The Russell 3000 Index (the "Index") returned 15.30%, the Bloomberg U.S. Intermediate Aggregate Index returned 6.69%, the MSCI EAFE Index (net total return) returned 17.73% and the Lipper Mixed-Asset Target Allocation Growth Funds Index returned 11.89% for the twelve months ended June 30, 2025.
  Relative to the Index, which is an all-equity index, the Fund’s allocation to fixed income was a detractor, as equity markets outperformed fixed-income markets during the period.
  The allocation to equities contributed the most to overall performance, as global growth continued to power through — with overall economic growth remaining resilient and inflation continuing its move downward. Within equities, we preferred U.S. large-cap and international developed equities, which contributed to performance.
  Our allocation to corporate credit, including high-yield and investment-grade bonds, also contributed positively.
  The Fund’s longer overall duration from its allocation to the JPMorgan Core Bond Fund detracted from overall performance as credit outpaced Treasuries.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	July 31, 2017	11.54%	10.40%	8.49%
Russell 3000 Index		15.30	15.96	12.96
Bloomberg U.S. Intermediate Aggregate Index		6.69	0.23	1.80
MSCI EAFE Index (net total return)		17.73	11.16	6.51
Lipper Mixed-Asset Target Allocation Growth Funds Index		11.89	9.92	8.22
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Investor Growth & Income Fund, the Russell 3000 Index, the Bloomberg U.S. Intermediate Aggregate Index, the MSCI EAFE Index (net total return) and the Lipper Mixed-Asset Target Allocation Growth Funds Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the broad-based securities indices and the MSCI EAFE Index (net total return) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Mixed-Asset Target Allocation Growth Funds Index, which is not a broad-based securities index, includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Bloomberg U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity marketperformance of developed markets, excluding the U.S. and Canada. The Lipper Mixed-Asset Target Allocation Growth Funds Index consists of funds that by portfolio practice maintain a mix of between 60% to 80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates(collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or are commendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$4,991,111
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Total advisory fees paid (000's)	$2,314
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JFBUX-625
JPMorgan Investor Growth & Income Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class A Shares/Ticker: OLGAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class A Shares)	$100	0.93%
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class A Shares, without a sales charge, returned 14.44% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class A Shares)	February 22, 1994	8.43%	15.52%	16.64%
JPMorgan Large Cap Growth Fund (Class A Shares) - excluding sales charge		14.44	16.77	17.27
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Large Cap Growth Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OLGAX-625
JPMorgan Large Cap Growth Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class C Shares/Ticker: OLGCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class C Shares)	$153	1.43%
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class C Shares, without a sales charge, returned 13.86% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class C Shares)	November 4, 1997	12.86%	16.19%	16.80%
JPMorgan Large Cap Growth Fund (Class C Shares) - excluding sales charge		13.86	16.19	16.80
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Large Cap Growth Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OLGCX-625
JPMorgan Large Cap Growth Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class I Shares/Ticker: SEEGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class I Shares)	$73	0.68%
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class I Shares returned 14.72% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class I Shares)	February 28, 1992	14.72%	17.06%	17.53%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Large Cap Growth Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

SEEGX-625
JPMorgan Large Cap Growth Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R2 Shares/Ticker: JLGZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R2 Shares)	$127	1.18%
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R2 Shares returned 14.16% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R2 Shares)	November 3, 2008	14.16%	16.48%	16.97%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Large Cap Growth Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JLGZX-625
JPMorgan Large Cap Growth Fund - Class R2

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R3 Shares/Ticker: JLGPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R3 Shares)	$100	0.93%
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R3 Shares returned 14.44% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R3 Shares)	September 9, 2016	14.44%	16.77%	17.25%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3 Shares, prior class performance has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Large Cap Growth Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JLGPX-625
JPMorgan Large Cap Growth Fund - Class R3

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R4 Shares/Ticker: JLGQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R4 Shares)	$73	0.68%
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R4 Shares returned 14.73% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R4 Shares)	September 9, 2016	14.73%	17.06%	17.53%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares had similar expenses to Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Large Cap Growth Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JLGQX-625
JPMorgan Large Cap Growth Fund - Class R4

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R5 Shares/Ticker: JLGRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R5 Shares)	$57	0.53%
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R5 Shares returned 14.89% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R5 Shares)	April 14, 2009	14.89%	17.23%	17.72%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Large Cap Growth Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JLGRX-625
JPMorgan Large Cap Growth Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R6 Shares/Ticker: JLGMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Growth Fund (Class R6 Shares)	$47	0.43%
How did the Fund Perform?
The JPMorgan Large Cap Growth Fund's Class R6 Shares returned 15.01% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Growth Index (the "Index") returned 17.22% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the industrials sector and an overweight allocation in the health care sector detracted from performance.
  The Fund’s underweight allocation to Tesla, Inc. and not owning Palantir Technologies Inc. detracted from performance.
  The Fund’s security selection in the information technology sector contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and an overweight allocation to Netflix, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Growth Fund (Class R6 Shares)	November 30, 2010	15.01%	17.35%	17.84%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Growth Index		17.22	18.15	17.01
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Large Cap Growth Fund, the Russell 1000 Index and the Russell 1000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$114,064,398
Total number of portfolio holdings	74
Portfolio turnover rate	52%
Total advisory fees paid (000's)	$422,369
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective March 5, 2025, the Fund began operating as a non-diversified company. In connection with this change, the Fund added "Non-Diversified Fund Risk" disclosure to its summary prospectus as of March 5, 2025. As a non-diversified company, the Fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JLGMX-625
JPMorgan Large Cap Growth Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Value Fund

Class A Shares/Ticker: OLVAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class A Shares)	$99	0.93%
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class A Shares, without a sales charge, returned 12.83% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class A Shares)	February 18, 1992	6.90%	15.69%	9.82%
JPMorgan Large Cap Value Fund (Class A Shares) - excluding sales charge		12.83	16.93	10.41
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Large Cap Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLVAX-625
JPMorgan Large Cap Value Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Value Fund

Class C Shares/Ticker: OLVCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class C Shares)	$152	1.44%
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class C Shares, without a sales charge, returned 12.25% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class C Shares)	March 22, 1999	11.25%	16.33%	9.96%
JPMorgan Large Cap Value Fund (Class C Shares) - excluding sales charge		12.25	16.33	9.96
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Large Cap Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OLVCX-625
JPMorgan Large Cap Value Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Large Cap Value Fund
Class I Shares/Ticker: HLQVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class I Shares)	$73	0.69%
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class I Shares returned 13.05% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class I Shares)	March 1, 1991	13.05%	17.19%	10.65%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Large Cap Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

HLQVX-625
JPMorgan Large Cap Value Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Value Fund

Class R2 Shares/Ticker: JLVZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R2 Shares)	$126	1.19%
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class R2 Shares returned 12.55% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R2 Shares)	November 3, 2008	12.55%	16.61%	10.11%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Large Cap Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLVZX-625
JPMorgan Large Cap Value Fund - Class R2

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Value Fund

Class R3 Shares/Ticker: OLVTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R3 Shares)	$100	0.94%
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class R3 Shares returned 12.82% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R3 Shares)	October 1, 2018	12.82%	16.91%	10.40%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Large Cap Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLVTX-625
JPMorgan Large Cap Value Fund - Class R3

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Value Fund

Class R4 Shares/Ticker: OLVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R4 Shares)	$73	0.69%
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class R4 Shares returned 13.06% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R4 Shares)	October 1, 2018	13.06%	17.20%	10.66%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Large Cap Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OLVRX-625
JPMorgan Large Cap Value Fund - Class R4

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Value Fund

Class R5 Shares/Ticker: JLVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R5 Shares)	$57	0.54%
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class R5 Shares returned 13.29% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R5 Shares)	May 15, 2006	13.29%	17.38%	10.83%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Large Cap Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JLVRX-625
JPMorgan Large Cap Value Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Large Cap Value Fund

Class R6 Shares/Ticker: JLVMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Large Cap Value Fund (Class R6 Shares)	$47	0.44%
How did the Fund Perform?
The JPMorgan Large Cap Value Fund's Class R6 Shares returned 13.36% for the twelve months ended June 30, 2025. The Russell 1000 Index returned 15.66% and the Russell 1000 Value Index (the "Index") returned 13.70% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the materials and health care sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Regeneron Pharmaceuticals Inc. detracted from performance.
  The Fund’s security selection in the information technology and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Philip Morris International and Seagate Technology Holdings plc contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Large Cap Value Fund (Class R6 Shares)	November 30, 2010	13.36%	17.50%	10.93%
Russell 1000 Index		15.66	16.30	13.35
Russell 1000 Value Index		13.70	13.93	9.19
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Large Cap Value Fund, the Russell 1000 Index and the Russell 1000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 1000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$5,050,019
Total number of portfolio holdings	99
Portfolio turnover rate	185%
Total advisory fees paid (000's)	$17,634
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JLVMX-625
JPMorgan Large Cap Value Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class A Shares/Ticker: OSGIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class A Shares)	$119	1.10%
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class A Shares, without a sales charge, returned 15.09% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class A Shares)	February 18, 1992	9.05%	8.60%	10.28%
JPMorgan Mid Cap Growth Fund (Class A Shares) - excluding sales charge		15.09	9.78	10.88
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and had been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of the new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.14% of the Fund's Class A Shares average daily net assets to 1.09% of the Fund's Class A Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OSGIX-625
JPMorgan Mid Cap Growth Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class C Shares/Ticker: OMGCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class C Shares)	$172	1.60%
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class C Shares, without a sales charge, returned 14.52% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class C Shares)	November 4, 1997	13.52%	9.23%	10.43%
JPMorgan Mid Cap Growth Fund (Class C Shares) - excluding sales charge		14.52	9.23	10.43
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and had been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of the new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.64% of the Fund's Class C Shares average daily net assets to 1.59% of the Fund's Class C Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OMGCX-625
JPMorgan Mid Cap Growth Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class I Shares/Ticker: HLGEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class I Shares)	$92	0.85%
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class I Shares returned 15.37% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class I Shares)	March 2, 1989	15.37%	10.07%	11.20%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.89% of the Fund's Class I Shares average daily net assets to 0.84% of the Fund's Class I Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

HLGEX-625
JPMorgan Mid Cap Growth Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class R2 Shares/Ticker: JMGZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	$152	1.41%
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class R2 Shares returned 14.75% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	June 19, 2009	14.75%	9.46%	10.60%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.45% of the Fund's Class R2 Shares average daily net assets to 1.40% of the Fund's Class R2 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMGZX-625
JPMorgan Mid Cap Growth Fund - Class R2

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class R3 Shares/Ticker: JMGPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	$125	1.16%
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class R3 Shares returned 15.02% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	September 9, 2016	15.02%	9.73%	10.86%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for the Class R3 prior to its inception date are based on the performance of Class I Shares. Prior performance for Class R3 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and had been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of the new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.20% of the Fund's Class R3 Shares average daily net assets to 1.15% of the Fund's Class R3 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMGPX-625
JPMorgan Mid Cap Growth Fund - Class R3

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class R4 Shares/Ticker: JMGQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	$98	0.91%
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class R4 Shares returned 15.33% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	September 9, 2016	15.33%	10.00%	11.14%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for the Class R4 prior to its inception date are based on the performance of Class I Shares. Prior performance for Class R4 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.95% of the Fund's Class R4 Shares average daily net assets to 0.90% of the Fund's Class R4 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMGQX-625
JPMorgan Mid Cap Growth Fund - Class R4

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class R5 Shares/Ticker: JMGFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	$81	0.75%
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class R5 Shares returned 15.49% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	November 1, 2011	15.49%	10.19%	11.34%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.79% of the Fund's Class R5 Shares average daily net assets to 0.74% of the Fund's Class R5 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMGFX-625
JPMorgan Mid Cap Growth Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Mid Cap Growth Fund

Class R6 Shares/Ticker: JMGMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	$71	0.66%
How did the Fund Perform?
The JPMorgan Mid Cap Growth Fund's Class R6 Shares returned 15.61% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell Midcap Growth Index (the "Index") returned 26.49% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the information technology and consumer discretionary sectors overweight detracted from performance.
  The Fund’s underweight allocation to Palantir Technologies Inc. and overweight allocation to e.l.f. Beauty, Inc. detracted from performance.
  The Fund’s security selection in the financials and energy sectors contributed to performance.
  The Fund’s overweight allocation to Robinhood Markets, Inc. and DoorDash, Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	November 1, 2011	15.61%	10.28%	11.41%
Russell 3000 Index		15.30	15.96	12.96
Russell Midcap Growth Index		26.49	12.65	12.13
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Mid Cap Growth Fund, the Russell 3000 Index and the Russell Midcap Growth Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,591,027
Total number of portfolio holdings	111
Portfolio turnover rate	67%
Total advisory fees paid (000's)	$67,189
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s reduced its advisory fee from 0.65% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.70% of the Fund's Class R6 Shares average daily net assets to 0.65% of the Fund's Class R6 Shares average daily net assets.
.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGMX-625
JPMorgan Mid Cap Growth Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class A Shares/Ticker: PGSGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class A Shares)	$125	1.24%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class A Shares, without a sales charge, returned 2.55% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class A Shares)	July 1, 1991	(2.85)%	1.97%	7.76%
JPMorgan Small Cap Growth Fund (Class A Shares) - excluding sales charge		2.55	3.08	8.34
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

PGSGX-625
JPMorgan Small Cap Growth Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class C Shares/Ticker: OSGCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class C Shares)	$175	1.74%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class C Shares, without a sales charge, returned 2.03% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class C Shares)	November 4, 1997	1.03%	2.57%	7.91%
JPMorgan Small Cap Growth Fund (Class C Shares) - excluding sales charge		2.03	2.57	7.91
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OSGCX-625
JPMorgan Small Cap Growth Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class I Shares/Ticker: OGGFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class I Shares)	$100	0.99%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class I Shares returned 2.85% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class I Shares)	March 26, 1996	2.85%	3.35%	8.62%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OGGFX-625
JPMorgan Small Cap Growth Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class L Shares/Ticker: JISGX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class L Shares)	$85	0.84%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class L Shares returned 3.01% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class L Shares)	February 19, 2005	3.01%	3.50%	8.78%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JISGX-625
JPMorgan Small Cap Growth Fund - Class L

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class R2 Shares/Ticker: JSGZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R2 Shares)	$150	1.49%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R2 Shares returned 2.37% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R2 Shares)	November 3, 2008	2.37%	2.83%	8.08%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSGZX-625
JPMorgan Small Cap Growth Fund - Class R2

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class R3 Shares/Ticker: JGRQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R3 Shares)	$125	1.24%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R3 Shares returned 2.55% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R3 Shares)	July 31, 2017	2.55%	3.09%	8.34%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. Prior performance for Class R3 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGRQX-625
JPMorgan Small Cap Growth Fund - Class R3

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class R4 Shares/Ticker: JGLYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R4 Shares)	$100	0.99%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R4 Shares returned 2.85% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R4 Shares)	July 31, 2017	2.85%	3.35%	8.62%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. Prior performance for Class R4 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGLYX-625
JPMorgan Small Cap Growth Fund - Class R4

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class R5 Shares/Ticker: JGSVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R5 Shares)	$85	0.84%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R5 Shares returned 2.95% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R5 Shares)	September 9, 2016	2.95%	3.49%	8.78%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns for Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGSVX-625
JPMorgan Small Cap Growth Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class R6 Shares/Ticker: JGSMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Growth Fund (Class R6 Shares)	$75	0.74%
How did the Fund Perform?
The JPMorgan Small Cap Growth Fund's Class R6 Shares returned 3.06% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Growth Index (the "Index") returned 9.73% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  The Fund’s overweight allocation to Six Flags and Biohaven detracted from performance.
  The Fund’s security selection in the energy and consumer staples sectors contributed to performance.
  The Fund’s overweight allocation to Intra-Cellular Therapies and Karman Holdings contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Growth Fund (Class R6 Shares)	November 30, 2010	3.06%	3.60%	8.89%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Growth Index		9.73	7.42	7.14
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Small Cap Growth Fund, the Russell 3000 Index and the Russell 2000 Growth Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$3,233,053
Total number of portfolio holdings	134
Portfolio turnover rate	48%
Total advisory fees paid (000's)	$22,426
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JGSMX-625
JPMorgan Small Cap Growth Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Small Cap Value Fund
Class A Shares/Ticker: PSOAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class A Shares)	$121	1.19%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class A Shares, without a sales charge, returned 3.63% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class A Shares)	January 27, 1995	(1.79)%	11.79%	5.41%
JPMorgan Small Cap Value Fund (Class A Shares) - excluding sales charge		3.63	13.00	5.99
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

PSOAX-625
JPMorgan Small Cap Value Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Small Cap Value Fund
Class C Shares/Ticker: OSVCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class C Shares)	$171	1.69%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class C Shares, without a sales charge, returned 3.08% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class C Shares)	March 22, 1999	2.08%	12.43%	5.55%
JPMorgan Small Cap Value Fund (Class C Shares) - excluding sales charge		3.08	12.43	5.55
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

OSVCX-625
JPMorgan Small Cap Value Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Small Cap Value Fund
Class I Shares/Ticker: PSOPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class I Shares)	$95	0.94%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class I Shares returned 3.90% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class I Shares)	January 27, 1995	3.90%	13.29%	6.26%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

PSOPX-625
JPMorgan Small Cap Value Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan Small Cap Value Fund
Class R2 Shares/Ticker: JSVZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R2 Shares)	$151	1.49%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R2 Shares returned 3.31% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R2 Shares)	November 3, 2008	3.31%	12.69%	5.71%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSVZX-625
JPMorgan Small Cap Value Fund - Class R2

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Value Fund

Class R3 Shares/Ticker: JSVPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R3 Shares)	$126	1.24%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R3 Shares returned 3.57% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R3 Shares)	September 9, 2016	3.57%	12.97%	5.97%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. Prior performance for Class R3 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSVPX-625
JPMorgan Small Cap Value Fund - Class R3

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Value Fund

Class R4 Shares/Ticker: JSVQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R4 Shares)	$100	0.99%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R4 Shares returned 3.83% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R4 Shares)	September 9, 2016	3.83%	13.26%	6.23%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. Prior performance for Class R4 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSVQX-625
JPMorgan Small Cap Value Fund - Class R4

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Value Fund

Class R5 Shares/Ticker: JSVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R5 Shares)	$85	0.84%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R5 Shares returned 3.99% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R5 Shares)	May 15, 2006	3.99%	13.42%	6.39%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSVRX-625
JPMorgan Small Cap Value Fund - Class R5

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)

JPMorgan Small Cap Value Fund

Class R6 Shares/Ticker: JSVUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Small Cap Value Fund (Class R6 Shares)	$75	0.74%
How did the Fund Perform?
The JPMorgan Small Cap Value Fund's Class R6 Shares returned 4.09% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2000 Value Index (the "Index") returned 5.54% for the twelve months ended June 30, 2025.
  The Fund’s security selection in the pharmaceuticals and telecommunications subsectors detracted from performance.
  An allocation overweight in Liberty Latin America Ltd. and an allocation underweight in Lumen Technologies, Inc. were among the top detractors from performance.
  The Fund’s security selection in the health services & systems and finance subsectors contributed to performance
  Allocation overweights in Rigetti Computing, Inc. and Pediatrix Medical Group, Inc. were among the top contributors to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Small Cap Value Fund (Class R6 Shares)	February 22, 2005	4.09%	13.53%	6.50%
Russell 3000 Index		15.30	15.96	12.96
Russell 2000 Value Index		5.54	12.47	6.72
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Small Cap Value Fund, the Russell 3000 Index and the Russell 2000 Value Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$1,183,140
Total number of portfolio holdings	426
Portfolio turnover rate	72%
Total advisory fees paid (000's)	$7,940
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSVUX-625
JPMorgan Small Cap Value Fund - Class R6

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SMID Cap Equity Fund
Class A Shares/Ticker: PECAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class A Shares)	$112	1.09%
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class A Shares, without a sales charge, returned 6.85% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2500 Index (the "Index") returned 9.91% for the twelve months ended June 30, 2025.
  The Fund not owning Robinhood Markets and an overweight allocation to Entegris, Inc. detracted from performance.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s security selection in the health care and basic materials sectors contributed to performance.
  The Fund’s overweight allocations to Performance Food Group Co. and Planet Fitness Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class A Shares)	May 1, 1992	1.22%	7.69%	5.65%
JPMorgan SMID Cap Equity Fund (Class A Shares) - excluding sales charge		6.85	8.86	6.22
Russell 3000 Index		15.30	15.96	12.96
Russell 2500 Index		9.91	11.44	8.39
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A of the JPMorgan SMID Cap Equity Fund, the Russell 3000 Index and the Russell 2500 Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. Investors cannot invest directly in an index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$334,157
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$1,952
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

PECAX-625
JPMorgan SMID Cap Equity Fund - Class A

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SMID Cap Equity Fund
Class C Shares/Ticker: ODMCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class C Shares)	$164	1.58%
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class C Shares, without a sales charge, returned 6.34% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2500 Index (the "Index") returned 9.91% for the twelve months ended June 30, 2025.
  The Fund not owning Robinhood Markets and an overweight allocation to Entegris, Inc. detracted from performance.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s security selection in the health care and basic materials sectors contributed to performance.
  The Fund’s overweight allocations to Performance Food Group Co. and Planet Fitness Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class C Shares)	March 22, 1999	5.34%	8.33%	5.77%
JPMorgan SMID Cap Equity Fund (Class C Shares) - excluding sales charge		6.34	8.33	5.77
Russell 3000 Index		15.30	15.96	12.96
Russell 2500 Index		9.91	11.44	8.39
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C of the JPMorgan SMID Cap Equity Fund, the Russell 3000 Index and the Russell 2500 Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. Investors cannot invest directly in an index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$334,157
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$1,952
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

ODMCX-625
JPMorgan SMID Cap Equity Fund - Class C

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SMID Cap Equity Fund
Class I Shares/Ticker: WOOPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class I Shares)	$87	0.84%
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class I Shares returned 7.16% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2500 Index (the "Index") returned 9.91% for the twelve months ended June 30, 2025.
  The Fund not owning Robinhood Markets and an overweight allocation to Entegris, Inc. detracted from performance.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s security selection in the health care and basic materials sectors contributed to performance.
  The Fund’s overweight allocations to Performance Food Group Co. and Planet Fitness Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class I Shares)	June 1, 1991	7.16%	9.14%	6.49%
Russell 3000 Index		15.30	15.96	12.96
Russell 2500 Index		9.91	11.44	8.39
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I of the JPMorgan SMID Cap Equity Fund, the Russell 3000 Index and the Russell 2500 Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. Investors cannot invest directly in an index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$334,157
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$1,952
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

WOOPX-625
JPMorgan SMID Cap Equity Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SMID Cap Equity Fund
Class R3 Shares/Ticker: WOOOX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	$112	1.09%
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R3 Shares returned 6.88% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2500 Index (the "Index") returned 9.91% for the twelve months ended June 30, 2025.
  The Fund not owning Robinhood Markets and an overweight allocation to Entegris, Inc. detracted from performance.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s security selection in the health care and basic materials sectors contributed to performance.
  The Fund’s overweight allocations to Performance Food Group Co. and Planet Fitness Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	September 9, 2016	6.88%	8.86%	6.22%
Russell 3000 Index		15.30	15.96	12.96
Russell 2500 Index		9.91	11.44	8.39
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to those of Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 of the JPMorgan SMID Cap Equity Fund, the Russell 3000 Index and the Russell 2500 Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. Investors cannot invest directly in an index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$334,157
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$1,952
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

WOOOX-625
JPMorgan SMID Cap Equity Fund - Class R3

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SMID Cap Equity Fund
Class R4 Shares/Ticker: WOOQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R4 Shares)	$87	0.84%
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R4 Shares returned 7.15% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2500 Index (the "Index") returned 9.91% for the twelve months ended June 30, 2025.
  The Fund not owning Robinhood Markets and an overweight allocation to Entegris, Inc. detracted from performance.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s security selection in the health care and basic materials sectors contributed to performance.
  The Fund’s overweight allocations to Performance Food Group Co. and Planet Fitness Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R4 Shares)	September 9, 2016	7.15%	9.13%	6.48%
Russell 3000 Index		15.30	15.96	12.96
Russell 2500 Index		9.91	11.44	8.39
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown for Class I Shares because Class R4 Shares have similar expenses to Class I Shares
The graph illustrates comparative performance for $10,000 invested in Class R4 of the JPMorgan SMID Cap Equity Fund, the Russell 3000 Index and the Russell 2500 Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not  include a sales charge. The performance of the Russell 3000 Index and the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. Investors cannot invest directly in an index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$334,157
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$1,952
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

WOOQX-625
JPMorgan SMID Cap Equity Fund - Class R4

ANNUAL SHAREHOLDER REPORT | June 30, 2025 (Unaudited)
JPMorgan SMID Cap Equity Fund
Class R6 Shares/Ticker: WOOSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	$61	0.59%
How did the Fund Perform?
The JPMorgan SMID Cap Equity Fund's Class R6 Shares returned 7.40% for the twelve months ended June 30, 2025. The Russell 3000 Index returned 15.30% and the Russell 2500 Index (the "Index") returned 9.91% for the twelve months ended June 30, 2025.
  The Fund not owning Robinhood Markets and an overweight allocation to Entegris, Inc. detracted from performance.
  The Fund’s security selection in the industrials and telecommunications sectors detracted from performance.
  The Fund’s security selection in the health care and basic materials sectors contributed to performance.
  The Fund’s overweight allocations to Performance Food Group Co. and Planet Fitness Inc. contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	November 2, 2015	7.40%	9.42%	6.75%
Russell 3000 Index		15.30	15.96	12.96
Russell 2500 Index		9.91	11.44	8.39
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 of the JPMorgan SMID Cap Equity Fund, the Russell 3000 Index and the Russell 2500 Index from June 30, 2015 to June 30, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2500 Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. Investors cannot invest directly in an index. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Russell 3000 Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index and the Index.
Effective November 1, 2020, the Fund changed its investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance is not necessarily an indication of how any class of the Fund will perform in the future.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$334,157
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$1,952
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

WOOSX-625
JPMorgan SMID Cap Equity Fund - Class R6

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2025 – $373,648

2024 – $378,474

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2025 – $47,528

2024 – $46,592

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2025 – $132,167

2024 – $129,419

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2025 and 2024, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2025 – Not applicable

2024 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2025 – 0.0%

2024 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2024 - $40.7 million

2023 - $35.1 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Large Cap Funds
June 30, 2025
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Equity Premium Income Fund
JPMorgan Hedged Equity Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan U.S. Applied Data Science Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 3.3%
General Dynamics Corp.	2,575	751,018
RTX Corp.	4,658	680,203
		1,431,221
Banks — 8.1%
Bank of America Corp.	28,203	1,334,584
PNC Financial Services Group, Inc. (The)	2,636	491,376
Wells Fargo & Co.	21,335	1,709,379
		3,535,339
Beverages — 1.8%
Coca-Cola Co. (The)	6,805	481,443
PepsiCo, Inc.	2,262	298,682
		780,125
Biotechnology — 1.2%
AbbVie, Inc.	2,772	514,599
Capital Markets — 10.4%
Ares Management Corp.	2,797	484,467
Bank of New York Mellon Corp. (The)	6,638	604,761
Blackrock, Inc.	310	325,061
Blackstone, Inc.	2,992	447,613
Charles Schwab Corp. (The)	11,973	1,092,368
CME Group, Inc.	936	258,044
Goldman Sachs Group, Inc. (The)	886	627,021
Morgan Stanley	5,193	731,462
		4,570,797
Chemicals — 1.9%
Air Products and Chemicals, Inc.	3,035	855,921
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	726	178,939
Consumer Finance — 3.9%
American Express Co.	2,808	895,543
Capital One Financial Corp.	3,881	825,770
		1,721,313
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	5,702	557,555
Containers & Packaging — 0.5%
Packaging Corp. of America	1,117	210,458
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	7,582	328,081
INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — 1.9%
NextEra Energy, Inc.	6,493	450,763
Xcel Energy, Inc.	5,788	394,122
		844,885
Electrical Equipment — 2.1%
Eaton Corp. plc	2,638	941,557
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	7,309	384,396
Financial Services — 1.0%
Fidelity National Information Services, Inc.	5,589	455,005
Food Products — 1.3%
Hershey Co. (The)	1,182	196,188
Mondelez International, Inc., Class A	5,392	363,639
		559,827
Ground Transportation — 3.3%
Norfolk Southern Corp.	3,171	811,570
Union Pacific Corp.	2,844	654,393
		1,465,963
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	4,504	612,601
Becton Dickinson & Co.	1,823	313,905
Medtronic plc	1,262	110,016
		1,036,522
Health Care Providers & Services — 5.5%
Cencora, Inc.	1,000	299,884
Cigna Group (The)	1,580	522,108
CVS Health Corp.	9,062	625,102
Quest Diagnostics, Inc.	1,293	232,214
UnitedHealth Group, Inc.	2,404	750,060
		2,429,368
Health Care REITs — 0.8%
Ventas, Inc.	5,657	357,240
Hotels, Restaurants & Leisure — 2.3%
McDonald's Corp.	2,457	717,965
Yum! Brands, Inc.	1,868	276,806
		994,771
Household Products — 1.4%
Procter & Gamble Co. (The)	3,914	623,626
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	1

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — 1.6%
3M Co.	3,265	496,981
Honeywell International, Inc.	856	199,368
		696,349
Industrial REITs — 0.7%
Prologis, Inc.	2,885	303,242
Insurance — 3.8%
Arthur J Gallagher & Co.	1,570	502,698
Chubb Ltd.	996	288,641
Marsh & McLennan Cos., Inc.	544	118,875
Progressive Corp. (The)	1,844	492,148
Travelers Cos., Inc. (The)	968	258,946
		1,661,308
IT Services — 0.5%
International Business Machines Corp.	745	219,594
Machinery — 4.5%
Deere & Co.	1,674	851,278
Dover Corp.	3,514	643,953
Parker-Hannifin Corp.	708	494,226
		1,989,457
Media — 1.6%
Comcast Corp., Class A	19,793	706,425
Multi-Utilities — 2.5%
CMS Energy Corp.	4,492	311,199
Dominion Energy, Inc.	9,000	508,668
Public Service Enterprise Group, Inc.	3,096	260,682
		1,080,549
Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	5,190	743,205
ConocoPhillips	9,508	853,198
EOG Resources, Inc.	5,044	603,360
Exxon Mobil Corp.	3,045	328,202
		2,527,965
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	11,487	531,763
Eli Lilly & Co.	316	246,110
Johnson & Johnson	4,463	681,690
Merck & Co., Inc.	4,722	373,787
		1,833,350
Residential REITs — 0.5%
AvalonBay Communities, Inc.	991	201,714
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 4.7%
Analog Devices, Inc.	2,845	677,202
Lam Research Corp.	1,939	188,787
NXP Semiconductors NV (Netherlands)	2,417	527,993
Texas Instruments, Inc.	3,306	686,285
		2,080,267
Software — 2.2%
Microsoft Corp.	1,919	954,567
Specialized REITs — 1.0%
American Tower Corp.	962	212,652
Digital Realty Trust, Inc.	1,368	238,530
		451,182
Specialty Retail — 4.4%
Home Depot, Inc. (The)	1,744	639,289
Lowe's Cos., Inc.	3,272	726,041
TJX Cos., Inc. (The)	4,576	565,094
		1,930,424
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	368	75,566
Hewlett Packard Enterprise Co.	19,861	406,149
Seagate Technology Holdings plc	3,765	543,446
		1,025,161
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	2,839	201,702
Tobacco — 2.5%
Philip Morris International, Inc.	5,956	1,084,830
Total Common Stocks (Cost $26,943,744)		43,725,594
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $76,334)	76,326	76,341
Total Investments — 99.9% (Cost $27,020,078)		43,801,935
Other Assets in Excess of Liabilities — 0.1%		34,087
NET ASSETS — 100.0%		43,836,022

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Large Cap Funds	June 30, 2025

Abbreviations
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	3

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. *	16	13,263
Boeing Co. (The) *	163	34,219
GE Aerospace	231	59,450
General Dynamics Corp.	55	15,914
Howmet Aerospace, Inc.	87	16,274
Huntington Ingalls Industries, Inc.	9	2,052
L3Harris Technologies, Inc.	41	10,157
Lockheed Martin Corp.	45	20,918
Northrop Grumman Corp.	29	14,651
RTX Corp.	289	42,252
Textron, Inc.	39	3,139
TransDigm Group, Inc.	12	18,498
		250,787
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	26	2,467
Expeditors International of Washington, Inc.	29	3,389
FedEx Corp.	48	10,853
United Parcel Service, Inc., Class B	159	16,041
		32,750
Automobile Components — 0.0% ^
Aptiv plc (Jersey) *	47	3,217
Automobiles — 1.9%
Ford Motor Co.	846	9,179
General Motors Co.	208	10,247
Tesla, Inc. *	607	192,802
		212,228
Banks — 3.6%
Bank of America Corp.	1,419	67,160
Citigroup, Inc.	404	34,434
Citizens Financial Group, Inc.	94	4,203
Fifth Third Bancorp	145	5,946
Huntington Bancshares, Inc.	315	5,288
JPMorgan Chase & Co. (a)	602	174,507
KeyCorp	214	3,722
M&T Bank Corp.	35	6,745
PNC Financial Services Group, Inc. (The)	86	15,972
Regions Financial Corp.	195	4,579
Truist Financial Corp.	284	12,194
US Bancorp	337	15,270
Wells Fargo & Co.	705	56,471
		406,491
INVESTMENTS	SHARES (000)	VALUE ($000)

Beverages — 1.1%
Brown-Forman Corp., Class B	40	1,061
Coca-Cola Co. (The)	839	59,359
Constellation Brands, Inc., Class A	33	5,394
Keurig Dr Pepper, Inc.	294	9,725
Molson Coors Beverage Co., Class B	37	1,785
Monster Beverage Corp. *	152	9,527
PepsiCo, Inc.	297	39,211
		126,062
Biotechnology — 1.6%
AbbVie, Inc.	383	71,017
Amgen, Inc.	116	32,518
Biogen, Inc. *	32	3,986
Gilead Sciences, Inc.	269	29,871
Incyte Corp. *	35	2,370
Moderna, Inc. *	74	2,034
Regeneron Pharmaceuticals, Inc.	22	11,809
Vertex Pharmaceuticals, Inc. *	56	24,762
		178,367
Broadline Retail — 4.0%
Amazon.com, Inc. *	2,046	448,980
eBay, Inc.	100	7,435
		456,415
Building Products — 0.6%
A O Smith Corp.	25	1,651
Allegion plc	19	2,686
Builders FirstSource, Inc. *	24	2,793
Carrier Global Corp.	173	12,639
Johnson Controls International plc	142	15,054
Lennox International, Inc.	7	3,965
Masco Corp.	46	2,941
Trane Technologies plc	48	21,129
		62,858
Capital Markets — 3.4%
Ameriprise Financial, Inc.	21	11,008
Bank of New York Mellon Corp. (The)	155	14,118
Blackrock, Inc.	32	33,097
Blackstone, Inc.	158	23,639
Cboe Global Markets, Inc.	23	5,289
Charles Schwab Corp. (The)	370	33,753
CME Group, Inc.	78	21,512
Coinbase Global, Inc., Class A *	46	16,049
FactSet Research Systems, Inc.	8	3,676
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Equity Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Franklin Resources, Inc.	67	1,602
Goldman Sachs Group, Inc. (The)	66	47,037
Intercontinental Exchange, Inc.	124	22,795
Invesco Ltd.	97	1,529
KKR & Co., Inc.	147	19,503
MarketAxess Holdings, Inc.	8	1,814
Moody's Corp.	33	16,808
Morgan Stanley	268	37,689
MSCI, Inc.	17	9,665
Nasdaq, Inc.	89	8,006
Northern Trust Corp.	42	5,342
Raymond James Financial, Inc.	39	6,032
S&P Global, Inc.	68	35,850
State Street Corp.	62	6,569
T. Rowe Price Group, Inc.	48	4,605
		386,987
Chemicals — 1.2%
Air Products and Chemicals, Inc.	48	13,596
Albemarle Corp.	25	1,597
CF Industries Holdings, Inc.	35	3,228
Corteva, Inc.	148	11,012
Dow, Inc.	153	4,054
DuPont de Nemours, Inc.	91	6,217
Eastman Chemical Co.	25	1,867
Ecolab, Inc.	55	14,725
International Flavors & Fragrances, Inc.	55	4,075
Linde plc	102	47,836
LyondellBasell Industries NV, Class A	56	3,222
Mosaic Co. (The)	69	2,507
PPG Industries, Inc.	49	5,593
Sherwin-Williams Co. (The)	50	17,146
		136,675
Commercial Services & Supplies — 0.6%
Cintas Corp.	74	16,568
Copart, Inc. *	191	9,344
Republic Services, Inc.	44	10,850
Rollins, Inc.	61	3,435
Veralto Corp.	54	5,419
Waste Management, Inc.	79	18,149
		63,765
Communications Equipment — 0.9%
Arista Networks, Inc. *	223	22,821
INVESTMENTS	SHARES (000)	VALUE ($000)

Communications Equipment — continued
Cisco Systems, Inc.	862	59,783
F5, Inc. *	12	3,661
Juniper Networks, Inc.	72	2,863
Motorola Solutions, Inc.	36	15,201
		104,329
Construction & Engineering — 0.1%
Quanta Services, Inc.	32	12,136
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	13	7,168
Vulcan Materials Co.	29	7,463
		14,631
Consumer Finance — 0.6%
American Express Co.	120	38,238
Capital One Financial Corp.	139	29,475
Synchrony Financial	82	5,503
		73,216
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	96	95,132
Dollar General Corp.	48	5,449
Dollar Tree, Inc. *	43	4,238
Kroger Co. (The)	133	9,517
Sysco Corp.	105	7,952
Target Corp.	98	9,708
Walgreens Boots Alliance, Inc.	155	1,785
Walmart, Inc.	936	91,501
		225,282
Containers & Packaging — 0.2%
Amcor plc	496	4,561
Avery Dennison Corp.	17	2,971
Ball Corp.	60	3,370
International Paper Co.	114	5,354
Packaging Corp. of America	19	3,647
Smurfit WestRock plc	108	4,635
		24,538
Distributors — 0.1%
Genuine Parts Co.	30	3,647
LKQ Corp.	56	2,069
Pool Corp.	8	2,374
		8,090
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Equity Funds	5

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,559	45,104
Verizon Communications, Inc.	913	39,512
		84,616
Electric Utilities — 1.5%
Alliant Energy Corp.	56	3,364
American Electric Power Co., Inc.	116	12,005
Constellation Energy Corp.	68	21,910
Duke Energy Corp.	168	19,865
Edison International	83	4,300
Entergy Corp.	97	8,036
Evergy, Inc.	50	3,435
Eversource Energy	79	5,063
Exelon Corp.	219	9,494
FirstEnergy Corp.	111	4,479
NextEra Energy, Inc.	446	30,953
NRG Energy, Inc.	42	6,800
PG&E Corp.	476	6,636
Pinnacle West Capital Corp.	26	2,314
PPL Corp.	160	5,427
Southern Co. (The)	238	21,860
Xcel Energy, Inc.	125	8,507
		174,448
Electrical Equipment — 0.9%
AMETEK, Inc.	50	9,049
Eaton Corp. plc	85	30,256
Emerson Electric Co.	122	16,244
GE Vernova, Inc.	59	31,281
Generac Holdings, Inc. *	13	1,833
Hubbell, Inc.	11	4,721
Rockwell Automation, Inc.	24	8,110
		101,494
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	262	25,872
CDW Corp.	29	5,094
Corning, Inc.	167	8,780
Jabil, Inc.	23	5,071
Keysight Technologies, Inc. *	37	6,133
Ralliant Corp. *	—	—
TE Connectivity plc (Switzerland)	64	10,834
Teledyne Technologies, Inc. *	10	5,199
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
Trimble, Inc. *	52	3,926
Zebra Technologies Corp., Class A *	11	3,397
		74,306
Energy Equipment & Services — 0.2%
Baker Hughes Co.	214	8,227
Halliburton Co.	186	3,795
Schlumberger NV	295	9,958
		21,980
Entertainment — 1.8%
Electronic Arts, Inc.	49	7,893
Live Nation Entertainment, Inc. *	34	5,164
Netflix, Inc. *	92	123,436
Take-Two Interactive Software, Inc. *	37	8,912
TKO Group Holdings, Inc.	15	2,642
Walt Disney Co. (The)	389	48,287
Warner Bros Discovery, Inc. *	488	5,588
		201,922
Financial Services — 4.3%
Apollo Global Management, Inc.	98	13,873
Berkshire Hathaway, Inc., Class B *	397	192,936
Corpay, Inc. *	15	5,066
Fidelity National Information Services, Inc.	114	9,264
Fiserv, Inc. *	120	20,704
Global Payments, Inc.	53	4,228
Jack Henry & Associates, Inc.	16	2,842
Mastercard, Inc., Class A	176	98,726
PayPal Holdings, Inc. *	211	15,655
Visa, Inc., Class A	370	131,577
		494,871
Food Products — 0.6%
Archer-Daniels-Midland Co.	104	5,492
Bunge Global SA	29	2,337
Conagra Brands, Inc.	103	2,117
General Mills, Inc.	119	6,145
Hershey Co. (The)	32	5,319
Hormel Foods Corp.	63	1,910
J M Smucker Co. (The)	23	2,263
Kellanova	58	4,631
Kraft Heinz Co. (The)	187	4,832
Lamb Weston Holdings, Inc.	31	1,585
McCormick & Co., Inc. (Non-Voting)	55	4,150
Mondelez International, Inc., Class A	280	18,913
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Equity Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
The Campbell's Co.	43	1,307
Tyson Foods, Inc., Class A	62	3,468
		64,469
Gas Utilities — 0.0% ^
Atmos Energy Corp.	34	5,302
Ground Transportation — 0.9%
CSX Corp.	407	13,277
JB Hunt Transport Services, Inc.	17	2,437
Norfolk Southern Corp.	49	12,499
Old Dominion Freight Line, Inc.	40	6,537
Uber Technologies, Inc. *	453	42,259
Union Pacific Corp.	129	29,774
		106,783
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	377	51,254
Align Technology, Inc. *	15	2,794
Baxter International, Inc.	111	3,366
Becton Dickinson & Co.	62	10,693
Boston Scientific Corp. *	320	34,418
Cooper Cos., Inc. (The) *	43	3,082
Dexcom, Inc. *	85	7,413
Edwards Lifesciences Corp. *	127	9,937
GE HealthCare Technologies, Inc.	99	7,346
Hologic, Inc. *	48	3,145
IDEXX Laboratories, Inc. *	17	9,342
Insulet Corp. *	15	4,789
Intuitive Surgical, Inc. *	78	42,185
Medtronic plc	278	24,215
ResMed, Inc.	32	8,194
Solventum Corp. *	30	2,274
STERIS plc	21	5,112
Stryker Corp.	75	29,473
Zimmer Biomet Holdings, Inc.	43	3,909
		262,941
Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	52	8,685
Cencora, Inc.	37	11,203
Centene Corp. *	108	5,850
Cigna Group (The)	58	19,128
CVS Health Corp.	274	18,900
DaVita, Inc. *	9	1,281
Elevance Health, Inc.	49	19,034
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
HCA Healthcare, Inc.	38	14,373
Henry Schein, Inc. *	26	1,926
Humana, Inc.	26	6,391
Labcorp Holdings, Inc.	18	4,759
McKesson Corp.	27	19,857
Molina Healthcare, Inc. *	12	3,497
Quest Diagnostics, Inc.	24	4,343
UnitedHealth Group, Inc.	197	61,296
Universal Health Services, Inc., Class B	12	2,244
		202,767
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	33	2,422
Healthpeak Properties, Inc.	150	2,635
Ventas, Inc.	98	6,172
Welltower, Inc.	135	20,686
		31,915
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	150	2,308
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A *	94	12,371
Booking Holdings, Inc.	7	40,803
Caesars Entertainment, Inc. *	45	1,279
Carnival Corp. *	227	6,395
Chipotle Mexican Grill, Inc. *	292	16,386
Darden Restaurants, Inc.	25	5,525
Domino's Pizza, Inc.	7	3,342
DoorDash, Inc., Class A *	74	18,306
Expedia Group, Inc.	26	4,442
Hilton Worldwide Holdings, Inc.	52	13,712
Las Vegas Sands Corp.	74	3,196
Marriott International, Inc., Class A	49	13,453
McDonald's Corp.	155	45,249
MGM Resorts International *	45	1,541
Norwegian Cruise Line Holdings Ltd. *	97	1,963
Royal Caribbean Cruises Ltd.	54	16,945
Starbucks Corp.	246	22,553
Wynn Resorts Ltd.	19	1,785
Yum! Brands, Inc.	60	8,921
		238,167
Household Durables — 0.3%
DR Horton, Inc.	60	7,720
Garmin Ltd.	33	6,963
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Equity Funds	7

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Lennar Corp., Class A	50	5,563
Mohawk Industries, Inc. *	11	1,178
NVR, Inc. *	1	4,675
PulteGroup, Inc.	44	4,578
		30,677
Household Products — 1.0%
Church & Dwight Co., Inc.	53	5,127
Clorox Co. (The)	27	3,205
Colgate-Palmolive Co.	175	15,956
Kimberly-Clark Corp.	72	9,265
Procter & Gamble Co. (The)	508	80,905
		114,458
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	154	1,622
Vistra Corp.	74	14,245
		15,867
Industrial Conglomerates — 0.4%
3M Co.	117	17,746
Honeywell International, Inc.	139	32,417
		50,163
Industrial REITs — 0.2%
Prologis, Inc.	201	21,127
Insurance — 2.1%
Aflac, Inc.	105	11,114
Allstate Corp. (The)	57	11,547
American International Group, Inc.	125	10,684
Aon plc, Class A	47	16,686
Arch Capital Group Ltd.	81	7,360
Arthur J Gallagher & Co.	55	17,757
Assurant, Inc.	11	2,169
Brown & Brown, Inc.	61	6,730
Chubb Ltd.	81	23,386
Cincinnati Financial Corp.	34	5,042
Erie Indemnity Co., Class A	5	1,873
Everest Group Ltd.	9	3,131
Globe Life, Inc.	18	2,222
Hartford Insurance Group, Inc. (The)	61	7,807
Loews Corp.	38	3,455
Marsh & McLennan Cos., Inc.	107	23,334
MetLife, Inc.	122	9,822
Principal Financial Group, Inc.	45	3,549
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Progressive Corp. (The)	127	33,884
Prudential Financial, Inc.	77	8,238
Travelers Cos., Inc. (The)	49	13,129
Willis Towers Watson plc	21	6,582
WR Berkley Corp.	65	4,769
		234,270
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	1,261	222,151
Alphabet, Inc., Class C	1,017	180,379
Match Group, Inc.	53	1,641
Meta Platforms, Inc., Class A	470	347,091
		751,262
IT Services — 1.1%
Accenture plc, Class A (Ireland)	136	40,527
Akamai Technologies, Inc. *	32	2,526
Cognizant Technology Solutions Corp., Class A	107	8,331
EPAM Systems, Inc. *	12	2,170
Gartner, Inc. *	17	6,739
GoDaddy, Inc., Class A *	31	5,557
International Business Machines Corp.	201	59,340
VeriSign, Inc.	17	5,051
		130,241
Leisure Products — 0.0% ^
Hasbro, Inc.	29	2,106
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	62	7,287
Bio-Techne Corp.	34	1,747
Charles River Laboratories International, Inc. *	11	1,614
Danaher Corp.	138	27,252
IQVIA Holdings, Inc. *	36	5,610
Mettler-Toledo International, Inc. *	4	5,287
Revvity, Inc.	25	2,469
Thermo Fisher Scientific, Inc.	82	33,152
Waters Corp. *	13	4,499
West Pharmaceutical Services, Inc.	15	3,405
		92,322
Machinery — 1.5%
Caterpillar, Inc.	102	39,546
Cummins, Inc.	30	9,772
Deere & Co.	55	27,800
Dover Corp.	30	5,441
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Equity Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Fortive Corp.	73	3,838
IDEX Corp.	16	2,873
Illinois Tool Works, Inc.	58	14,279
Ingersoll Rand, Inc.	87	7,269
Nordson Corp.	12	2,510
Otis Worldwide Corp.	85	8,465
PACCAR, Inc.	114	10,809
Parker-Hannifin Corp.	28	19,331
Pentair plc	36	3,658
Snap-on, Inc.	11	3,524
Stanley Black & Decker, Inc.	33	2,270
Westinghouse Air Brake Technologies Corp.	37	7,759
Xylem, Inc.	53	6,818
		175,962
Media — 0.5%
Charter Communications, Inc., Class A *	21	8,451
Comcast Corp., Class A	807	28,789
Fox Corp., Class A	46	2,598
Fox Corp., Class B	29	1,475
Interpublic Group of Cos., Inc. (The)	80	1,961
News Corp., Class A	82	2,428
News Corp., Class B	24	828
Omnicom Group, Inc.	42	3,040
Paramount Global, Class B	130	1,682
		51,252
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	311	13,485
Newmont Corp.	241	14,045
Nucor Corp.	50	6,474
Steel Dynamics, Inc.	30	3,828
		37,832
Multi-Utilities — 0.6%
Ameren Corp.	59	5,622
CenterPoint Energy, Inc.	141	5,194
CMS Energy Corp.	65	4,489
Consolidated Edison, Inc.	78	7,831
Dominion Energy, Inc.	185	10,440
DTE Energy Co.	45	5,954
NiSource, Inc.	102	4,113
Public Service Enterprise Group, Inc.	108	9,098
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — continued
Sempra	141	10,703
WEC Energy Group, Inc.	69	7,202
		70,646
Office REITs — 0.0% ^
BXP, Inc.	32	2,129
Oil, Gas & Consumable Fuels — 2.8%
APA Corp.	78	1,429
Chevron Corp.	352	50,371
ConocoPhillips	273	24,538
Coterra Energy, Inc.	165	4,196
Devon Energy Corp.	139	4,424
Diamondback Energy, Inc.	41	5,565
EOG Resources, Inc.	118	14,140
EQT Corp.	130	7,562
Expand Energy Corp.	47	5,485
Exxon Mobil Corp.	934	100,633
Hess Corp.	60	8,319
Kinder Morgan, Inc.	419	12,310
Marathon Petroleum Corp.	67	11,053
Occidental Petroleum Corp.	153	6,447
ONEOK, Inc.	135	11,044
Phillips 66	88	10,528
Targa Resources Corp.	47	8,179
Texas Pacific Land Corp.	4	4,313
Valero Energy Corp.	68	9,119
Williams Cos., Inc. (The)	264	16,611
		316,266
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	141	6,955
Southwest Airlines Co.	124	4,004
United Airlines Holdings, Inc. *	71	5,633
		16,592
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	51	4,099
Kenvue, Inc.	416	8,703
		12,802
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	441	20,404
Eli Lilly & Co.	170	132,814
Johnson & Johnson	521	79,604
Merck & Co., Inc.	544	43,053
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Equity Funds	9

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Pfizer, Inc.	1,231	29,850
Viatris, Inc.	254	2,270
Zoetis, Inc.	97	15,038
		323,033
Professional Services — 0.6%
Automatic Data Processing, Inc.	88	27,115
Broadridge Financial Solutions, Inc.	25	6,183
Dayforce, Inc. *	35	1,918
Equifax, Inc.	27	6,977
Jacobs Solutions, Inc.	26	3,421
Leidos Holdings, Inc.	28	4,398
Paychex, Inc.	69	10,100
Paycom Software, Inc.	11	2,443
Verisk Analytics, Inc.	30	9,438
		71,993
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	64	8,912
CoStar Group, Inc. *	91	7,347
		16,259
Residential REITs — 0.2%
AvalonBay Communities, Inc.	31	6,267
Camden Property Trust	23	2,608
Equity Residential	74	4,998
Essex Property Trust, Inc.	14	3,952
Invitation Homes, Inc.	124	4,050
Mid-America Apartment Communities, Inc.	25	3,753
UDR, Inc.	65	2,666
		28,294
Retail REITs — 0.3%
Federal Realty Investment Trust	17	1,597
Kimco Realty Corp.	147	3,080
Realty Income Corp.	196	11,269
Regency Centers Corp.	35	2,520
Simon Property Group, Inc.	66	10,684
		29,150
Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc. *	351	49,833
Analog Devices, Inc.	107	25,569
Applied Materials, Inc.	176	32,215
Broadcom, Inc.	1,018	280,725
Enphase Energy, Inc. *	28	1,127
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
First Solar, Inc. *	23	3,845
Intel Corp.	945	21,163
KLA Corp.	29	25,657
Lam Research Corp.	277	26,968
Microchip Technology, Inc.	116	8,197
Micron Technology, Inc.	242	29,834
Monolithic Power Systems, Inc.	10	7,585
NVIDIA Corp.	5,282	834,532
NXP Semiconductors NV (Netherlands)	55	11,955
ON Semiconductor Corp. *	91	4,744
QUALCOMM, Inc.	238	37,847
Skyworks Solutions, Inc.	33	2,423
Teradyne, Inc.	35	3,124
Texas Instruments, Inc.	197	40,853
		1,448,196
Software — 11.4%
Adobe, Inc. *	92	35,714
ANSYS, Inc. *	19	6,688
Autodesk, Inc. *	46	14,345
Cadence Design Systems, Inc. *	59	18,224
Crowdstrike Holdings, Inc., Class A *	54	27,476
Fair Isaac Corp. *	5	9,637
Fortinet, Inc. *	138	14,547
Gen Digital, Inc.	118	3,476
Intuit, Inc.	61	47,692
Microsoft Corp.	1,610	800,750
Oracle Corp.	352	77,019
Palantir Technologies, Inc., Class A *	461	62,806
Palo Alto Networks, Inc. *	143	29,347
PTC, Inc. *	26	4,477
Roper Technologies, Inc.	23	13,200
Salesforce, Inc.	208	56,669
ServiceNow, Inc. *	45	46,094
Synopsys, Inc. *	34	17,170
Tyler Technologies, Inc. *	9	5,537
Workday, Inc., Class A *	47	11,261
		1,302,129
Specialized REITs — 0.9%
American Tower Corp.	102	22,410
Crown Castle, Inc.	94	9,689
Digital Realty Trust, Inc.	69	11,954
Equinix, Inc.	21	16,854
Extra Space Storage, Inc.	46	6,777
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Equity Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Iron Mountain, Inc.	64	6,555
Public Storage	34	10,034
SBA Communications Corp.	23	5,465
VICI Properties, Inc.	229	7,461
Weyerhaeuser Co.	157	4,036
		101,235
Specialty Retail — 1.7%
AutoZone, Inc. *	3	13,449
Best Buy Co., Inc.	42	2,801
CarMax, Inc. *	33	2,218
Home Depot, Inc. (The)	215	78,929
Lowe's Cos., Inc.	121	26,897
O'Reilly Automotive, Inc. *	185	16,688
Ross Stores, Inc.	71	9,087
TJX Cos., Inc. (The)	242	29,863
Tractor Supply Co.	115	6,060
Ulta Beauty, Inc. *	10	4,575
Williams-Sonoma, Inc.	27	4,350
		194,917
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	3,235	663,725
Dell Technologies, Inc., Class C	65	7,955
Hewlett Packard Enterprise Co.	284	5,818
HP, Inc.	204	4,994
NetApp, Inc.	44	4,694
Seagate Technology Holdings plc	46	6,634
Super Micro Computer, Inc. *	111	5,449
Western Digital Corp.	76	4,836
		704,105
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	33	3,388
Lululemon Athletica, Inc. *	24	5,688
NIKE, Inc., Class B	255	18,127
Ralph Lauren Corp.	9	2,370
Tapestry, Inc.	45	3,950
		33,523
Tobacco — 0.7%
Altria Group, Inc.	365	21,390
Philip Morris International, Inc.	337	61,402
		82,792
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — 0.3%
Fastenal Co.	249	10,437
United Rentals, Inc.	14	10,606
WW Grainger, Inc.	9	9,849
		30,892
Water Utilities — 0.1%
American Water Works Co., Inc.	42	5,876
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	103	24,610
Total Common Stocks (Cost $3,805,100)		11,370,091
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	10	10
	SHARES (000)
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.18% (b) (c) (Cost $29,487)	29,487	29,487
Total Investments — 99.9% (Cost $3,834,597)		11,399,588
Other Assets in Excess of Liabilities — 0.1%		13,142
NET ASSETS — 100.0%		11,412,730

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Equity Funds	11

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	141	09/19/2025	USD	44,068	1,083

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Equity Funds	June 30, 2025

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 86.3%
Aerospace & Defense — 2.6%
Howmet Aerospace, Inc.	463	86,133
RTX Corp.	301	44,023
TransDigm Group, Inc.	25	37,307
		167,463
Air Freight & Logistics — 0.9%
FedEx Corp.	79	18,028
United Parcel Service, Inc., Class B	401	40,488
		58,516
Banks — 0.5%
Bank of America Corp.	461	21,828
US Bancorp	263	11,881
		33,709
Beverages — 3.1%
Coca-Cola Co. (The)	826	58,425
Keurig Dr Pepper, Inc.	1,338	44,242
Monster Beverage Corp. *	250	15,633
PepsiCo, Inc.	625	82,519
		200,819
Biotechnology — 2.6%
AbbVie, Inc.	485	89,940
Regeneron Pharmaceuticals, Inc.	77	40,584
Vertex Pharmaceuticals, Inc. *	83	36,863
		167,387
Broadline Retail — 1.6%
Amazon.com, Inc. *	456	100,062
Building Products — 2.6%
Carrier Global Corp.	868	63,535
Trane Technologies plc	235	102,502
		166,037
Capital Markets — 2.1%
Ameriprise Financial, Inc.	139	74,220
CME Group, Inc.	154	42,330
Raymond James Financial, Inc.	119	18,327
		134,877
Chemicals — 0.9%
Linde plc	120	56,264
Communications Equipment — 0.3%
Motorola Solutions, Inc.	50	21,076
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction Materials — 0.3%
Vulcan Materials Co.	85	22,272
Consumer Finance — 1.0%
American Express Co.	197	62,943
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	852	83,330
Electric Utilities — 3.0%
Entergy Corp.	225	18,722
NextEra Energy, Inc.	1,178	81,750
Southern Co. (The)	1,025	94,108
		194,580
Electrical Equipment — 2.7%
Eaton Corp. plc	240	85,632
Emerson Electric Co.	643	85,710
		171,342
Energy Equipment & Services — 0.1%
Baker Hughes Co.	207	7,922
Entertainment — 1.9%
Netflix, Inc. *	30	39,385
Walt Disney Co. (The)	653	80,994
		120,379
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B *	91	44,229
Corpay, Inc. *	124	41,090
Fiserv, Inc. *	206	35,479
Mastercard, Inc., Class A	183	102,923
Visa, Inc., Class A	290	103,063
		326,784
Food Products — 1.2%
Mondelez International, Inc., Class A	1,119	75,481
Ground Transportation — 0.3%
CSX Corp.	572	18,657
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp. *	344	36,969
Medtronic plc	613	53,437
Stryker Corp.	214	84,637
		175,043
Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	144	44,867
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	13

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.7%
Ventas, Inc.	317	20,030
Welltower, Inc.	172	26,476
		46,506
Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc. *	1,102	61,895
McDonald's Corp.	257	74,924
Yum! Brands, Inc.	574	85,024
		221,843
Household Products — 1.3%
Church & Dwight Co., Inc.	337	32,381
Procter & Gamble Co. (The)	319	50,863
		83,244
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	156	30,201
Industrial Conglomerates — 0.7%
3M Co.	276	42,035
Industrial REITs — 0.3%
Prologis, Inc.	158	16,629
Insurance — 4.1%
Aon plc, Class A	57	20,259
Arthur J Gallagher & Co.	205	65,673
Chubb Ltd.	121	34,988
Progressive Corp. (The)	356	95,186
Travelers Cos., Inc. (The)	161	43,000
		259,106
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	491	86,528
Meta Platforms, Inc., Class A	149	110,131
		196,659
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	759	59,196
Life Sciences Tools & Services — 1.5%
Danaher Corp.	112	22,115
Thermo Fisher Scientific, Inc.	178	72,197
		94,312
Machinery — 1.8%
Cummins, Inc.	63	20,780
Deere & Co.	64	32,317
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Ingersoll Rand, Inc.	202	16,792
Otis Worldwide Corp.	465	46,094
		115,983
Media — 1.3%
Comcast Corp., Class A	2,325	82,992
Multi-Utilities — 1.1%
Ameren Corp.	83	8,012
CMS Energy Corp.	400	27,678
Dominion Energy, Inc.	245	13,819
Public Service Enterprise Group, Inc.	254	21,423
		70,932
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	460	41,224
EOG Resources, Inc.	609	72,856
Exxon Mobil Corp.	409	44,128
		158,208
Personal Care Products — 0.1%
Kenvue, Inc.	284	5,952
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	1,741	80,584
Eli Lilly & Co.	61	47,646
Johnson & Johnson	542	82,752
Merck & Co., Inc.	406	32,189
		243,171
Professional Services — 0.8%
Automatic Data Processing, Inc.	106	32,776
Leidos Holdings, Inc.	120	18,868
		51,644
Semiconductors & Semiconductor Equipment — 7.4%
Analog Devices, Inc.	386	91,806
ASML Holding NV (Registered), NYRS (Netherlands)	47	37,458
Broadcom, Inc.	289	79,695
Lam Research Corp.	418	40,701
NVIDIA Corp.	652	103,030
NXP Semiconductors NV (Netherlands)	231	50,586
Texas Instruments, Inc.	338	70,105
		473,381
Software — 6.1%
Cadence Design Systems, Inc. *	102	31,573
Microsoft Corp.	210	104,392
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Oracle Corp.	503	110,029
Salesforce, Inc.	210	57,302
ServiceNow, Inc. *	87	88,889
		392,185
Specialized REITs — 1.9%
American Tower Corp.	93	20,591
Equinix, Inc.	70	55,297
SBA Communications Corp.	195	45,769
		121,657
Specialty Retail — 3.4%
AutoZone, Inc. *	5	16,879
Burlington Stores, Inc. *	148	34,491
Lowe's Cos., Inc.	382	84,622
Ross Stores, Inc.	638	81,426
		217,418
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	215	44,087
Tobacco — 0.7%
Altria Group, Inc.	231	13,522
Philip Morris International, Inc.	185	33,801
		47,323
Trading Companies & Distributors — 0.6%
United Rentals, Inc.	50	37,843
Total Common Stocks (Cost $4,373,542)		5,522,317
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 12.7%
Barclays Bank plc, ELN, 48.50%, 7/18/2025, (linked to S&P 500 Index) (a)	10	56,132
Barclays Bank plc, ELN, 50.15%, 7/21/2025, (linked to S&P 500 Index) (a)	10	55,703
BNP Paribas, ELN, 49.30%, 7/11/2025, (linked to S&P 500 Index) (b)	9	51,930
BNP Paribas, ELN, 49.90%, 8/4/2025, (linked to S&P 500 Index) (b)	10	58,377
BNP Paribas, ELN, 52.56%, 7/14/2025, (linked to S&P 500 Index) (b)	9	51,715
BNP Paribas, ELN, 54.30%, 7/29/2025, (linked to S&P 500 Index) (b)	9	53,465
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., ELN, 51.86%, 7/22/2025, (linked to S&P 500 Index) (b)	10	56,110
Citigroup Global Markets Holdings, Inc., ELN, 56.40%, 7/15/2025, (linked to S&P 500 Index) (b)	10	53,226
Morgan Stanley Finance LLC, ELN, 51.41%, 7/25/2025, (linked to S&P 500 Index) (a)	10	55,788
Morgan Stanley Finance LLC, ELN, 52.75%, 7/7/2025, (linked to S&P 500 Index) (a)	9	50,256
Morgan Stanley Finance LLC, ELN, 55.72%, 7/9/2025, (linked to S&P 500 Index) (a)	9	49,778
Societe Generale SA, ELN, 48.04%, 8/1/2025, (linked to S&P 500 Index) (b)	10	58,358
Societe Generale SA, ELN, 50.30%, 8/5/2025, (linked to S&P 500 Index) (b)	10	59,336
Societe Generale SA, ELN, 53.00%, 7/8/2025, (linked to S&P 500 Index) (b)	9	49,019
Societe Generale SA, ELN, 56.41%, 7/28/2025, (linked to S&P 500 Index) (b)	9	54,001
Total Equity-Linked Notes (Cost $858,975)		813,194
	SHARES (000)
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (c) (d) (Cost $9,909)	9,907	9,909
Total Investments — 99.2% (Cost $5,242,426)		6,345,420
Other Assets in Excess of Liabilities — 0.8%		50,041
NET ASSETS — 100.0%		6,395,461

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	15

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Large Cap Funds	June 30, 2025

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 2.3%
Howmet Aerospace, Inc.	1,060	197,401
RTX Corp.	871	127,269
Textron, Inc.	557	44,700
TransDigm Group, Inc.	81	122,598
		491,968
Air Freight & Logistics — 0.6%
FedEx Corp.	232	52,724
United Parcel Service, Inc., Class B	713	71,937
		124,661
Automobile Components — 0.1%
Aptiv plc (Jersey) *	259	17,663
Automobiles — 1.6%
Tesla, Inc. * (a)	1,056	335,335
Banks — 3.7%
Bank of America Corp. (a)	5,596	264,788
Citigroup, Inc.	1,157	98,480
Fifth Third Bancorp	1,986	81,707
Truist Financial Corp.	860	36,953
US Bancorp	1,463	66,213
Wells Fargo & Co. (a)	2,862	229,308
		777,449
Beverages — 1.9%
Coca-Cola Co. (The)	1,576	111,467
Keurig Dr Pepper, Inc.	3,316	109,636
PepsiCo, Inc. (a)	1,326	175,125
		396,228
Biotechnology — 1.9%
AbbVie, Inc. (a)	1,267	235,147
Neurocrine Biosciences, Inc. *	123	15,521
Regeneron Pharmaceuticals, Inc.	130	68,139
Vertex Pharmaceuticals, Inc. *	186	82,626
		401,433
Broadline Retail — 4.4%
Amazon.com, Inc. * (a)	4,209	923,328
Building Products — 1.6%
Carrier Global Corp.	1,664	121,833
Masco Corp.	690	44,393
Trane Technologies plc	384	167,982
		334,208
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 2.1%
Ameriprise Financial, Inc.	178	94,967
Charles Schwab Corp. (The)	1,932	176,301
CME Group, Inc.	382	105,114
Raymond James Financial, Inc.	194	29,764
State Street Corp.	419	44,544
		450,690
Chemicals — 1.4%
Linde plc	365	171,121
LyondellBasell Industries NV, Class A	547	31,669
PPG Industries, Inc.	448	50,953
Sherwin-Williams Co. (The)	94	32,362
		286,105
Communications Equipment — 0.4%
Arista Networks, Inc. *	481	49,222
Motorola Solutions, Inc.	67	28,078
		77,300
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	62	34,242
Vulcan Materials Co.	119	30,990
		65,232
Consumer Finance — 0.7%
American Express Co.	243	77,417
Capital One Financial Corp.	310	65,960
		143,377
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	44	44,141
Walmart, Inc.	1,931	188,792
		232,933
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	3,320	96,067
Electric Utilities — 1.9%
Entergy Corp.	171	14,249
NextEra Energy, Inc.	2,251	156,276
NRG Energy, Inc.	87	13,879
PG&E Corp.	2,431	33,881
Southern Co. (The)	1,919	176,259
		394,544
Electrical Equipment — 0.7%
Eaton Corp. plc	252	89,986
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	17

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Emerson Electric Co.	217	28,896
GE Vernova, Inc.	59	31,152
		150,034
Energy Equipment & Services — 0.2%
Baker Hughes Co.	1,249	47,896
Entertainment — 1.3%
Netflix, Inc. *	100	134,166
Walt Disney Co. (The)	1,066	132,129
Warner Music Group Corp., Class A	627	17,087
		283,382
Financial Services — 6.2%
Apollo Global Management, Inc.	393	55,802
Berkshire Hathaway, Inc., Class B * (a)	647	314,278
Corpay, Inc. *	283	93,994
Fidelity National Information Services, Inc.	1,280	104,187
Mastercard, Inc., Class A (a)	634	356,426
Toast, Inc., Class A *	757	33,534
Visa, Inc., Class A (a)	930	330,100
WEX, Inc. *	56	8,167
		1,296,488
Food Products — 0.6%
Mondelez International, Inc., Class A	2,009	135,499
Ground Transportation — 0.4%
Uber Technologies, Inc. *	906	84,576
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	357	10,828
Boston Scientific Corp. *	1,223	131,362
Edwards Lifesciences Corp. *	842	65,842
Medtronic plc	1,300	113,286
Stryker Corp.	392	155,216
Zimmer Biomet Holdings, Inc.	80	7,291
		483,825
Health Care Providers & Services — 1.7%
Cigna Group (The)	294	97,217
HCA Healthcare, Inc.	65	24,935
Humana, Inc.	150	36,603
McKesson Corp.	53	38,802
UnitedHealth Group, Inc. (a)	550	171,710
		369,267
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	100	7,286
Ventas, Inc.	1,459	92,134
Welltower, Inc.	414	63,556
		162,976
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	13	74,583
Carnival Corp. *	2,334	65,616
Chipotle Mexican Grill, Inc. *	1,974	110,848
DoorDash, Inc., Class A *	184	45,394
Expedia Group, Inc.	341	57,572
Hilton Worldwide Holdings, Inc.	442	117,627
McDonald's Corp. (a)	629	183,857
Yum! Brands, Inc.	701	103,936
		759,433
Household Durables — 0.1%
Lennar Corp., Class A	199	21,976
Household Products — 0.1%
Church & Dwight Co., Inc.	290	27,845
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	508	98,374
Industrial Conglomerates — 0.4%
3M Co.	598	91,105
Industrial REITs — 0.3%
Prologis, Inc.	551	57,911
Insurance — 1.8%
Aon plc, Class A	252	89,812
Arthur J Gallagher & Co.	381	122,127
Progressive Corp. (The)	600	160,176
		372,115
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A (a)	2,353	414,708
Alphabet, Inc., Class C (a)	1,270	225,350
Meta Platforms, Inc., Class A (a)	1,035	763,528
		1,403,586
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	1,234	96,300
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	363	147,105
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.8%
Caterpillar, Inc.	188	72,850
Deere & Co.	252	128,314
Ingersoll Rand, Inc.	443	36,794
Otis Worldwide Corp.	992	98,240
PACCAR, Inc.	543	51,622
		387,820
Media — 0.9%
Charter Communications, Inc., Class A *	171	69,825
Comcast Corp., Class A	3,159	112,769
		182,594
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	828	35,887
Nucor Corp.	147	19,033
		54,920
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips	1,227	110,122
Diamondback Energy, Inc.	339	46,596
EOG Resources, Inc.	1,091	130,542
Exxon Mobil Corp. (a)	2,690	289,948
		577,208
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	707	34,755
Personal Care Products — 0.2%
Kenvue, Inc.	1,578	33,033
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	2,349	108,725
Eli Lilly & Co. (a)	273	213,122
Johnson & Johnson (a)	1,218	186,059
Merck & Co., Inc.	435	34,423
		542,329
Professional Services — 0.4%
Leidos Holdings, Inc.	486	76,740
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	508	31,329
Semiconductors & Semiconductor Equipment — 13.6%
Analog Devices, Inc.	681	162,140
Broadcom, Inc. (a)	1,856	511,627
Lam Research Corp.	1,691	164,612
Micron Technology, Inc.	765	94,236
NVIDIA Corp. (a)	10,360	1,636,813
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (Netherlands)	602	131,435
Texas Instruments, Inc. (a)	788	163,716
		2,864,579
Software — 11.8%
Cadence Design Systems, Inc. *	182	56,226
Crowdstrike Holdings, Inc., Class A *	21	10,755
Intuit, Inc.	103	81,464
Microsoft Corp. (a)	3,380	1,681,159
Oracle Corp.	1,068	233,417
Palantir Technologies, Inc., Class A *	543	74,016
Salesforce, Inc. (a)	640	174,593
ServiceNow, Inc. *	162	166,214
		2,477,844
Specialized REITs — 0.6%
Equinix, Inc.	88	69,963
SBA Communications Corp.	282	66,191
		136,154
Specialty Retail — 1.8%
AutoZone, Inc. *	9	33,418
Burlington Stores, Inc. *	243	56,412
Lowe's Cos., Inc. (a)	832	184,673
Ross Stores, Inc.	764	97,493
		371,996
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. (a)	5,851	1,200,542
Seagate Technology Holdings plc	898	129,571
Western Digital Corp.	144	9,223
		1,339,336
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	463	32,858
Tobacco — 0.6%
Altria Group, Inc.	676	39,653
Philip Morris International, Inc.	534	97,228
		136,881
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	39	29,032
Total Common Stocks (Cost $11,494,121)		20,947,622
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	19

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 1.4%
Put Options Purchased — 1.4%
S&P 500 Index
9/30/2025 at USD 5,870.00, European Style
Notional Amount: USD 21,085,041
Counterparty: Exchange-Traded * (Cost $288,125)	33,981	292,067
	SHARES (000)
Short-Term Investments — 4.8%
Investment Companies — 4.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.18% (b) (c) (Cost $1,013,700)	1,013,700	1,013,700
Total Investments — 105.7% (Cost $12,795,946)		22,253,389
Liabilities in Excess of Other Assets — (5.7)%		(1,196,372)
NET ASSETS — 100.0%		21,057,017

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Large Cap Funds	June 30, 2025

Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	120	09/19/2025	USD	37,505	1,347

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of June 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	33,981	USD 21,085,041	USD 6,505.00	9/30/2025	(215,440)
Written Put Options Contracts as of June 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	33,981	USD 21,085,041	USD 4,955.00	9/30/2025	(60,656)
Total Written Options Contracts (Premiums Received $276,232)						(276,096)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	21

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 105.1%
Aerospace & Defense — 2.5%
Howmet Aerospace, Inc.	276	51,412
RTX Corp.	227	33,146
Textron, Inc.	145	11,642
TransDigm Group, Inc.	21	31,930
		128,130
Air Freight & Logistics — 0.6%
FedEx Corp.	60	13,731
United Parcel Service, Inc., Class B	186	18,736
		32,467
Automobile Components — 0.1%
Aptiv plc (Jersey) *	67	4,600
Automobiles — 1.7%
Tesla, Inc. * (a)	275	87,336
Banks — 3.9%
Bank of America Corp.	1,457	68,963
Citigroup, Inc.	301	25,648
Fifth Third Bancorp	516	21,230
Truist Financial Corp.	224	9,624
US Bancorp	381	17,245
Wells Fargo & Co.	746	59,722
		202,432
Beverages — 2.0%
Coca-Cola Co. (The)	410	29,031
Keurig Dr Pepper, Inc.	864	28,554
PepsiCo, Inc.	346	45,610
		103,195
Biotechnology — 2.0%
AbbVie, Inc.	330	61,242
Neurocrine Biosciences, Inc. *	32	4,042
Regeneron Pharmaceuticals, Inc.	34	17,747
Vertex Pharmaceuticals, Inc. *	48	21,520
		104,551
Broadline Retail — 4.6%
Amazon.com, Inc. * (a)	1,096	240,475
Building Products — 1.7%
Carrier Global Corp.	433	31,730
Masco Corp.	180	11,562
Trane Technologies plc	100	43,750
		87,042
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 2.3%
Ameriprise Financial, Inc.	47	24,734
Charles Schwab Corp. (The)	503	45,917
CME Group, Inc.	99	27,376
Raymond James Financial, Inc.	51	7,752
State Street Corp.	109	11,602
		117,381
Chemicals — 1.4%
Linde plc	95	44,567
LyondellBasell Industries NV, Class A	142	8,248
PPG Industries, Inc.	117	13,270
Sherwin-Williams Co. (The)	25	8,429
		74,514
Communications Equipment — 0.4%
Arista Networks, Inc. *	125	12,819
Motorola Solutions, Inc.	18	7,313
		20,132
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	16	8,919
Vulcan Materials Co.	31	8,071
		16,990
Consumer Finance — 0.7%
American Express Co.	63	20,163
Capital One Financial Corp.	81	17,179
		37,342
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	11	11,496
Walmart, Inc.	503	49,154
		60,650
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	865	25,020
Electric Utilities — 2.0%
Entergy Corp.	45	3,711
NextEra Energy, Inc.	586	40,701
NRG Energy, Inc.	22	3,615
PG&E Corp.	633	8,824
Southern Co. (The)	500	45,905
		102,756
Electrical Equipment — 0.7%
Eaton Corp. plc	66	23,436
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Emerson Electric Co.	56	7,526
GE Vernova, Inc.	15	8,113
		39,075
Energy Equipment & Services — 0.2%
Baker Hughes Co.	325	12,474
Entertainment — 1.4%
Netflix, Inc. *	26	34,942
Walt Disney Co. (The)	278	34,412
Warner Music Group Corp., Class A	163	4,450
		73,804
Financial Services — 6.5%
Apollo Global Management, Inc.	102	14,533
Berkshire Hathaway, Inc., Class B * (a)	169	81,852
Corpay, Inc. *	74	24,480
Fidelity National Information Services, Inc.	333	27,135
Mastercard, Inc., Class A (a)	165	92,829
Toast, Inc., Class A *	197	8,734
Visa, Inc., Class A	242	85,972
WEX, Inc. *	15	2,127
		337,662
Food Products — 0.7%
Mondelez International, Inc., Class A	523	35,290
Ground Transportation — 0.4%
Uber Technologies, Inc. *	236	22,027
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	93	2,820
Boston Scientific Corp. *	319	34,212
Edwards Lifesciences Corp. *	219	17,148
Medtronic plc	338	29,505
Stryker Corp.	102	40,425
Zimmer Biomet Holdings, Inc.	21	1,899
		126,009
Health Care Providers & Services — 1.9%
Cigna Group (The)	77	25,319
HCA Healthcare, Inc.	17	6,494
Humana, Inc.	39	9,533
McKesson Corp.	14	10,106
UnitedHealth Group, Inc.	143	44,721
		96,173
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	26	1,897
Ventas, Inc.	380	23,996
Welltower, Inc.	108	16,553
		42,446
Hotels, Restaurants & Leisure — 3.8%
Booking Holdings, Inc.	3	19,423
Carnival Corp. *	608	17,090
Chipotle Mexican Grill, Inc. *	514	28,870
DoorDash, Inc., Class A *	48	11,823
Expedia Group, Inc.	89	14,994
Hilton Worldwide Holdings, Inc.	115	30,635
McDonald's Corp.	164	47,884
Yum! Brands, Inc.	183	27,069
		197,788
Household Durables — 0.1%
Lennar Corp., Class A	52	5,724
Household Products — 0.1%
Church & Dwight Co., Inc.	75	7,252
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	132	25,621
Industrial Conglomerates — 0.5%
3M Co.	156	23,728
Industrial REITs — 0.3%
Prologis, Inc.	144	15,082
Insurance — 1.9%
Aon plc, Class A	66	23,391
Arthur J Gallagher & Co.	99	31,807
Progressive Corp. (The)	156	41,717
		96,915
Interactive Media & Services — 7.0%
Alphabet, Inc., Class A (a)	613	108,008
Alphabet, Inc., Class C	331	58,691
Meta Platforms, Inc., Class A (a)	269	198,855
		365,554
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	321	25,081
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	95	38,312
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	23

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.9%
Caterpillar, Inc.	49	18,973
Deere & Co.	66	33,418
Ingersoll Rand, Inc.	115	9,583
Otis Worldwide Corp.	258	25,586
PACCAR, Inc.	142	13,445
		101,005
Media — 0.9%
Charter Communications, Inc., Class A *	44	18,186
Comcast Corp., Class A	823	29,370
		47,556
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	216	9,347
Nucor Corp.	38	4,957
		14,304
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	320	28,681
Diamondback Energy, Inc.	88	12,135
EOG Resources, Inc.	284	33,999
Exxon Mobil Corp.	701	75,515
		150,330
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	184	9,052
Personal Care Products — 0.2%
Kenvue, Inc.	411	8,603
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	612	28,317
Eli Lilly & Co.	71	55,506
Johnson & Johnson	317	48,458
Merck & Co., Inc.	113	8,965
		141,246
Professional Services — 0.4%
Leidos Holdings, Inc.	127	19,986
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	132	8,159
Semiconductors & Semiconductor Equipment — 14.4%
Analog Devices, Inc.	178	42,228
Broadcom, Inc. (a)	483	133,250
Lam Research Corp.	441	42,872
Micron Technology, Inc.	199	24,543
NVIDIA Corp. (a)	2,698	426,297
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (Netherlands)	157	34,232
Texas Instruments, Inc.	205	42,639
		746,061
Software — 12.4%
Cadence Design Systems, Inc. *	48	14,639
Crowdstrike Holdings, Inc., Class A *	6	2,801
Intuit, Inc.	27	21,216
Microsoft Corp. (a)	880	437,847
Oracle Corp.	278	60,792
Palantir Technologies, Inc., Class A *	141	19,277
Salesforce, Inc.	167	45,472
ServiceNow, Inc. *	42	43,289
		645,333
Specialized REITs — 0.7%
Equinix, Inc.	23	18,221
SBA Communications Corp.	73	17,239
		35,460
Specialty Retail — 1.9%
AutoZone, Inc. *	2	8,705
Burlington Stores, Inc. *	63	14,692
Lowe's Cos., Inc.	220	48,674
Ross Stores, Inc.	199	25,391
		97,462
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc. (a)	1,524	312,673
Seagate Technology Holdings plc	234	33,746
Western Digital Corp.	37	2,402
		348,821
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	121	8,558
Tobacco — 0.7%
Altria Group, Inc.	176	10,327
Philip Morris International, Inc.	139	25,323
		35,650
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	10	7,561
Total Common Stocks (Cost $3,629,528)		5,456,177
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.1%
Put Options Purchased — 0.1%
S&P 500 Index
7/31/2025 at USD 5,270.00, European Style
Notional Amount: USD 5,531,713
Counterparty: Exchange-Traded * (Cost $112,254)	8,915	4,190
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c) (Cost $64,889)	64,889	64,889
Total Investments — 106.5% (Cost $3,806,671)		5,525,256
Liabilities in Excess of Other Assets — (6.5)%		(336,238)
NET ASSETS — 100.0%		5,189,018

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	25

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	235	09/19/2025	USD	73,446	1,303

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of June 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,915	USD 5,531,713	USD 5,880.00	7/31/2025	(326,512)
Written Put Options Contracts as of June 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,915	USD 5,531,713	USD 4,440.00	7/31/2025	(1,177)
Total Written Options Contracts (Premiums Received $119,287)						(327,689)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Large Cap Funds	June 30, 2025

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 103.5%
Aerospace & Defense — 2.4%
Howmet Aerospace, Inc.	169	31,470
RTX Corp.	139	20,290
Textron, Inc.	89	7,126
TransDigm Group, Inc.	13	19,545
		78,431
Air Freight & Logistics — 0.6%
FedEx Corp.	37	8,405
United Parcel Service, Inc., Class B	114	11,469
		19,874
Automobile Components — 0.1%
Aptiv plc (Jersey) *	41	2,816
Automobiles — 1.7%
Tesla, Inc. * (a)	168	53,460
Banks — 3.8%
Bank of America Corp.	892	42,213
Citigroup, Inc.	185	15,700
Fifth Third Bancorp	293	12,052
Truist Financial Corp.	137	5,893
US Bancorp	233	10,556
Wells Fargo & Co.	456	36,557
		122,971
Beverages — 2.0%
Coca-Cola Co. (The)	251	17,771
Keurig Dr Pepper, Inc.	529	17,478
PepsiCo, Inc.	211	27,919
		63,168
Biotechnology — 2.0%
AbbVie, Inc.	202	37,488
Neurocrine Biosciences, Inc. *	20	2,474
Regeneron Pharmaceuticals, Inc.	21	10,863
Vertex Pharmaceuticals, Inc. *	29	13,172
		63,997
Broadline Retail — 4.6%
Amazon.com, Inc. * (a)	671	147,200
Building Products — 1.6%
Carrier Global Corp.	266	19,423
Masco Corp.	110	7,077
Trane Technologies plc	61	26,780
		53,280
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 2.2%
Ameriprise Financial, Inc.	28	15,140
Charles Schwab Corp. (The)	308	28,105
CME Group, Inc.	61	16,757
Raymond James Financial, Inc.	31	4,745
State Street Corp.	67	7,099
		71,846
Chemicals — 1.4%
Linde plc	58	27,280
LyondellBasell Industries NV, Class A	87	5,049
PPG Industries, Inc.	72	8,123
Sherwin-Williams Co. (The)	15	5,159
		45,611
Communications Equipment — 0.4%
Arista Networks, Inc. *	77	7,847
Motorola Solutions, Inc.	10	4,476
		12,323
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	10	5,459
Vulcan Materials Co.	19	4,940
		10,399
Consumer Finance — 0.7%
American Express Co.	39	12,342
Capital One Financial Corp.	49	10,516
		22,858
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	7	7,041
Walmart, Inc.	308	30,097
		37,138
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	529	15,315
Electric Utilities — 1.9%
Entergy Corp.	27	2,271
NextEra Energy, Inc.	359	24,914
NRG Energy, Inc.	14	2,213
PG&E Corp.	387	5,397
Southern Co. (The)	306	28,100
		62,895
Electrical Equipment — 0.7%
Eaton Corp. plc	40	14,346
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	27

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Emerson Electric Co.	35	4,607
GE Vernova, Inc.	9	4,966
		23,919
Energy Equipment & Services — 0.2%
Baker Hughes Co.	199	7,636
Entertainment — 1.4%
Netflix, Inc. *	16	21,389
Walt Disney Co. (The)	170	21,064
Warner Music Group Corp., Class A	96	2,626
		45,079
Financial Services — 6.4%
Apollo Global Management, Inc.	63	8,896
Berkshire Hathaway, Inc., Class B *	103	50,103
Corpay, Inc. *	45	14,985
Fidelity National Information Services, Inc.	204	16,610
Mastercard, Inc., Class A	101	56,822
Toast, Inc., Class A *	121	5,346
Visa, Inc., Class A	148	52,625
WEX, Inc. *	9	1,302
		206,689
Food Products — 0.7%
Mondelez International, Inc., Class A	320	21,602
Ground Transportation — 0.4%
Uber Technologies, Inc. *	144	13,483
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	57	1,726
Boston Scientific Corp. *	195	20,942
Edwards Lifesciences Corp. *	134	10,496
Medtronic plc	207	18,060
Stryker Corp.	63	24,745
Zimmer Biomet Holdings, Inc.	13	1,163
		77,132
Health Care Providers & Services — 1.8%
Cigna Group (The)	47	15,498
HCA Healthcare, Inc.	10	3,975
Humana, Inc.	24	5,835
McKesson Corp.	8	6,186
UnitedHealth Group, Inc.	88	27,375
		58,869
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	16	1,162
Ventas, Inc.	232	14,688
Welltower, Inc.	66	10,132
		25,982
Hotels, Restaurants & Leisure — 3.8%
Booking Holdings, Inc.	2	11,891
Carnival Corp. *	372	10,461
Chipotle Mexican Grill, Inc. *	315	17,672
DoorDash, Inc., Class A *	29	7,237
Expedia Group, Inc.	55	9,178
Hilton Worldwide Holdings, Inc.	70	18,752
McDonald's Corp.	100	29,311
Yum! Brands, Inc.	112	16,570
		121,072
Household Durables — 0.1%
Lennar Corp., Class A	32	3,504
Household Products — 0.1%
Church & Dwight Co., Inc.	46	4,439
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	81	15,682
Industrial Conglomerates — 0.4%
3M Co.	95	14,524
Industrial REITs — 0.3%
Prologis, Inc.	88	9,232
Insurance — 1.8%
Aon plc, Class A	40	14,318
Arthur J Gallagher & Co.	61	19,470
Progressive Corp. (The)	96	25,536
		59,324
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	375	66,114
Alphabet, Inc., Class C	203	35,926
Meta Platforms, Inc., Class A	165	121,724
		223,764
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	197	15,352
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	58	23,452
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.9%
Caterpillar, Inc.	30	11,614
Deere & Co.	40	20,456
Ingersoll Rand, Inc.	70	5,866
Otis Worldwide Corp.	158	15,661
PACCAR, Inc.	87	8,230
		61,827
Media — 0.9%
Charter Communications, Inc., Class A *	27	11,132
Comcast Corp., Class A	504	17,978
		29,110
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	132	5,721
Nucor Corp.	23	3,035
		8,756
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	195	17,556
Diamondback Energy, Inc.	54	7,428
EOG Resources, Inc.	174	20,811
Exxon Mobil Corp.	429	46,225
		92,020
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	113	5,541
Personal Care Products — 0.2%
Kenvue, Inc.	252	5,266
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	375	17,333
Eli Lilly & Co.	44	33,977
Johnson & Johnson	194	29,662
Merck & Co., Inc.	69	5,487
		86,459
Professional Services — 0.4%
Leidos Holdings, Inc.	78	12,234
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	81	4,995
Semiconductors & Semiconductor Equipment — 14.2%
Analog Devices, Inc.	108	25,849
Broadcom, Inc.	296	81,565
Lam Research Corp.	269	26,243
Micron Technology, Inc.	122	15,024
NVIDIA Corp. (a)	1,652	260,946
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (Netherlands)	96	20,954
Texas Instruments, Inc.	126	26,100
		456,681
Software — 12.3%
Cadence Design Systems, Inc. *	29	8,963
Crowdstrike Holdings, Inc., Class A *	3	1,715
Intuit, Inc.	16	12,986
Microsoft Corp. (a)	539	268,016
Oracle Corp.	170	37,212
Palantir Technologies, Inc., Class A *	87	11,800
Salesforce, Inc.	102	27,834
ServiceNow, Inc. *	26	26,498
		395,024
Specialized REITs — 0.7%
Equinix, Inc.	14	11,154
SBA Communications Corp.	45	10,552
		21,706
Specialty Retail — 1.8%
AutoZone, Inc. *	1	5,327
Burlington Stores, Inc. *	39	8,993
Lowe's Cos., Inc.	133	29,441
Ross Stores, Inc.	122	15,543
		59,304
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. (a)	933	191,394
Seagate Technology Holdings plc	143	20,657
Western Digital Corp.	23	1,470
		213,521
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	74	5,238
Tobacco — 0.7%
Altria Group, Inc.	108	6,322
Philip Morris International, Inc.	85	15,500
		21,822
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	6	4,628
Total Common Stocks (Cost $2,252,091)		3,338,450
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	29

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.5%
Put Options Purchased — 0.5%
S&P 500 Index
8/29/2025 at USD 5,595.00, European Style
Notional Amount: USD 3,365,565
Counterparty: Exchange-Traded * (Cost $54,471)	5,424	16,001
	SHARES (000)
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c) (Cost $21,549)	21,549	21,549
Total Investments — 104.7% (Cost $2,328,111)		3,376,000
Liabilities in Excess of Other Assets — (4.7)%		(152,409)
NET ASSETS — 100.0%		3,223,591

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Large Cap Funds	June 30, 2025

Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	83	09/19/2025	USD	25,941	912

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of June 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,424	USD 3,365,565	USD 6,210.00	8/29/2025	(87,381)
Written Put Options Contracts as of June 30, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,424	USD 3,365,565	USD 4,710.00	8/29/2025	(3,607)
Total Written Options Contracts (Premiums Received $49,982)						(90,988)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	31

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 1.3%
RTX Corp.	2,920	426,425
TransDigm Group, Inc.	671	1,019,658
		1,446,083
Automobiles — 2.9%
Tesla, Inc. *	10,425	3,311,668
Beverages — 1.3%
Coca-Cola Co. (The)	19,457	1,376,589
Monster Beverage Corp. *	2,314	144,937
		1,521,526
Biotechnology — 2.4%
AbbVie, Inc.	4,339	805,316
Gilead Sciences, Inc.	6,369	706,177
Insmed, Inc. *	5,531	556,645
Natera, Inc. *	3,926	663,301
		2,731,439
Broadline Retail — 6.9%
Alibaba Group Holding Ltd., ADR (China)	7,751	879,069
Amazon.com, Inc. *	24,156	5,299,473
MercadoLibre, Inc. (Brazil) *	632	1,652,917
		7,831,459
Building Products — 0.5%
Trane Technologies plc	1,287	562,894
Capital Markets — 3.5%
Blackstone, Inc.	2,850	426,309
Charles Schwab Corp. (The)	7,590	692,461
Goldman Sachs Group, Inc. (The)	2,048	1,449,673
Intercontinental Exchange, Inc.	1,771	324,996
KKR & Co., Inc.	2,432	323,505
Robinhood Markets, Inc., Class A *	8,248	772,225
		3,989,169
Communications Equipment — 0.4%
Arista Networks, Inc. *	4,413	451,513
Construction & Engineering — 0.5%
Quanta Services, Inc.	1,502	567,928
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	21,548	2,106,956
Electrical Equipment — 0.3%
Eaton Corp. plc	1,011	361,048
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	6,256	617,819
Entertainment — 5.2%
Netflix, Inc. *	3,106	4,158,804
Sea Ltd., ADR (Singapore) *	3,008	481,043
Spotify Technology SA * (a)	1,650	1,266,483
		5,906,330
Financial Services — 5.2%
Berkshire Hathaway, Inc., Class B *	1,615	784,525
Mastercard, Inc., Class A	5,993	3,367,576
Visa, Inc., Class A	5,159	1,831,795
		5,983,896
Ground Transportation — 0.9%
Uber Technologies, Inc. *	10,929	1,019,687
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	10,434	1,419,169
Edwards Lifesciences Corp. *	4,036	315,665
Intuitive Surgical, Inc. *	1,749	950,254
		2,685,088
Health Care Providers & Services — 1.0%
McKesson Corp.	1,584	1,161,000
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	204	1,181,943
DoorDash, Inc., Class A *	7,510	1,851,197
McDonald's Corp.	3,157	922,352
Starbucks Corp.	2,035	186,498
		4,141,990
Household Durables — 0.5%
DR Horton, Inc.	4,278	551,461
Industrial Conglomerates — 1.5%
3M Co.	10,972	1,670,321
Interactive Media & Services — 9.5%
Alphabet, Inc., Class C	20,970	3,719,813
Meta Platforms, Inc., Class A	9,582	7,072,806
		10,792,619
IT Services — 4.3%
Cloudflare, Inc., Class A *	2,792	546,807
International Business Machines Corp.	8,844	2,606,953
Shopify, Inc., Class A (Canada) *	7,728	891,447
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
Snowflake, Inc., Class A *	1,955	437,376
Twilio, Inc., Class A *	3,193	397,112
		4,879,695
Machinery — 0.4%
Deere & Co.	840	427,222
Oil, Gas & Consumable Fuels — 0.3%
Cheniere Energy, Inc.	1,395	339,585
Pharmaceuticals — 1.7%
Eli Lilly & Co.	1,779	1,386,692
Johnson & Johnson	3,833	585,554
		1,972,246
Semiconductors & Semiconductor Equipment — 16.3%
ASML Holding NV (Registered), NYRS (Netherlands)	77	61,779
Broadcom, Inc.	17,130	4,721,779
Lam Research Corp.	3,626	352,989
NVIDIA Corp.	81,095	12,812,232
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	2,963	671,000
		18,619,779
Software — 16.8%
AppLovin Corp., Class A *	1,113	389,597
Crowdstrike Holdings, Inc., Class A *	1,209	615,849
Fair Isaac Corp. *	235	429,052
HubSpot, Inc. *	800	445,365
Intuit, Inc.	1,363	1,073,850
Microsoft Corp.	25,046	12,457,831
Oracle Corp.	5,868	1,282,877
Palo Alto Networks, Inc. *	2,933	600,114
ServiceNow, Inc. *	1,596	1,641,218
Synopsys, Inc. *	561	287,656
		19,223,409
Specialty Retail — 0.8%
AutoZone, Inc. *	124	460,847
Carvana Co. *	1,375	463,208
		924,055
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	24,759	5,079,696
INVESTMENTS	SHARES (000)	VALUE ($000)

Tobacco — 1.8%
Philip Morris International, Inc.	11,540	2,101,850
Trading Companies & Distributors — 0.4%
WW Grainger, Inc.	388	403,917
Total Common Stocks (Cost $66,468,519)		113,383,348
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $588,912)	588,808	588,926
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $10,377)	10,377	10,377
Total Short-Term Investments (Cost $599,289)		599,303
Total Investments — 99.9% (Cost $67,067,808)		113,982,651
Other Assets in Excess of Liabilities — 0.1%		81,747
NET ASSETS — 100.0%		114,064,398

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $10,104.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	33

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.3%
Aerospace & Defense — 3.4%
Boeing Co. (The) *	182	38,054
Howmet Aerospace, Inc.	116	21,563
RTX Corp.	558	81,512
Textron, Inc.	376	30,209
		171,338
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	330	33,288
Automobiles — 0.2%
General Motors Co.	256	12,588
Banks — 11.4%
Bank of America Corp.	3,264	154,447
Citizens Financial Group, Inc.	900	40,265
Comerica, Inc.	393	23,469
Fifth Third Bancorp	1,515	62,328
First Citizens BancShares, Inc., Class A	50	97,986
First Horizon Corp.	1,931	40,928
Wells Fargo & Co.	1,951	156,332
		575,755
Biotechnology — 1.4%
AbbVie, Inc.	388	72,001
Broadline Retail — 2.3%
Amazon.com, Inc. *	528	115,888
Building Products — 1.1%
Carrier Global Corp.	789	57,760
Capital Markets — 1.1%
Ameriprise Financial, Inc.	107	57,258
Chemicals — 2.4%
Axalta Coating Systems Ltd. *	743	22,053
Chemours Co. (The)	1,434	16,414
Dow, Inc.	529	14,012
FMC Corp.	1,650	68,890
		121,369
Construction Materials — 0.5%
Amrize Ltd. *	482	23,880
Consumer Finance — 2.0%
Ally Financial, Inc.	626	24,383
American Express Co.	235	75,103
		99,486
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings, Inc. *	256	27,606
Performance Food Group Co. *	676	59,133
		86,739
Containers & Packaging — 2.1%
Ball Corp.	1,199	67,247
International Paper Co.	208	9,739
Silgan Holdings, Inc.	504	27,315
		104,301
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	2,127	92,025
Electric Utilities — 3.4%
Edison International	387	19,957
NextEra Energy, Inc.	892	61,896
Southern Co. (The)	976	89,671
		171,524
Electrical Equipment — 2.3%
Emerson Electric Co.	872	116,239
Electronic Equipment, Instruments & Components — 1.8%
Corning, Inc.	399	20,970
Jabil, Inc.	129	28,054
TD SYNNEX Corp.	328	44,537
		93,561
Entertainment — 1.3%
Walt Disney Co. (The)	540	66,970
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B *	51	24,951
Corpay, Inc. *	161	53,590
Fiserv, Inc. *	122	21,004
MGIC Investment Corp.	1,178	32,786
WEX, Inc. *	184	26,980
		159,311
Food Products — 0.5%
Hershey Co. (The)	149	24,744
Ground Transportation — 0.7%
Saia, Inc. *	135	37,066
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc. *	139	26,368
Medtronic plc	728	63,407
		89,775
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 8.2%
Cigna Group (The)	310	102,596
Elevance Health, Inc.	147	57,136
Humana, Inc.	358	87,555
Labcorp Holdings, Inc.	185	48,600
Quest Diagnostics, Inc.	250	44,849
UnitedHealth Group, Inc.	230	71,813
		412,549
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp. *	1,193	33,535
Household Durables — 0.8%
Mohawk Industries, Inc. *	386	40,459
Industrial Conglomerates — 0.8%
3M Co.	256	38,968
Insurance — 1.3%
Arch Capital Group Ltd.	356	32,394
Oscar Health, Inc., Class A *	1,607	34,464
		66,858
Interactive Media & Services — 0.9%
Meta Platforms, Inc., Class A	62	45,958
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	324	25,272
Life Sciences Tools & Services — 0.6%
IQVIA Holdings, Inc. *	88	13,797
Thermo Fisher Scientific, Inc.	36	14,771
		28,568
Machinery — 2.8%
AGCO Corp.	674	69,494
Gates Industrial Corp. plc *	2,271	52,308
Middleby Corp. (The) *	143	20,671
		142,473
Media — 2.4%
Comcast Corp., Class A	2,265	80,847
Omnicom Group, Inc.	537	38,583
		119,430
Metals & Mining — 1.5%
Alcoa Corp.	875	25,834
Freeport-McMoRan, Inc.	1,178	51,058
		76,892
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — 1.3%
Dominion Energy, Inc.	1,155	65,252
Oil, Gas & Consumable Fuels — 4.8%
EOG Resources, Inc.	202	24,140
EQT Corp.	1,334	77,817
Expand Energy Corp.	429	50,182
Exxon Mobil Corp.	426	45,924
Hess Corp.	148	20,503
Range Resources Corp.	528	21,456
		240,022
Passenger Airlines — 1.5%
Southwest Airlines Co. (a)	2,316	75,136
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	962	44,511
Johnson & Johnson	564	86,148
		130,659
Real Estate Management & Development — 0.3%
Zillow Group, Inc., Class C *	219	15,367
Residential REITs — 1.3%
American Homes 4 Rent, Class A	667	24,049
Equity LifeStyle Properties, Inc.	673	41,491
		65,540
Semiconductors & Semiconductor Equipment — 3.6%
Lam Research Corp.	234	22,796
NXP Semiconductors NV (Netherlands)	322	70,464
ON Semiconductor Corp. *	451	23,621
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	289	65,420
		182,301
Software — 1.1%
Salesforce, Inc.	201	54,927
Specialized REITs — 3.5%
American Tower Corp.	367	81,073
Equinix, Inc.	119	94,780
		175,853
Specialty Retail — 0.3%
Ross Stores, Inc.	119	15,157
Technology Hardware, Storage & Peripherals — 5.2%
Sandisk Corp. *	626	28,360
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	35

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Seagate Technology Holdings plc	690	99,630
Western Digital Corp.	2,117	135,479
		263,469
Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc.	724	47,768
Tobacco — 3.1%
Philip Morris International, Inc.	870	158,505
Trading Companies & Distributors — 2.2%
AerCap Holdings NV (Ireland)	694	81,215
WESCO International, Inc.	169	31,219
		112,434
Total Common Stocks (Cost $4,360,844)		5,016,218
Short-Term Investments — 1.0%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $28,237)	28,234	28,240
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $19,800)	19,800	19,800
Total Short-Term Investments (Cost $48,037)		48,040
Total Investments — 100.3% (Cost $4,408,881)		5,064,258
Liabilities in Excess of Other Assets — (0.3)%		(14,239)
NET ASSETS — 100.0%		5,050,019

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $19,464.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Large Cap Funds	June 30, 2025

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.2%
Aerospace & Defense — 3.7%
Boeing Co. (The) *	2	404
General Dynamics Corp.	3	914
Northrop Grumman Corp.	2	796
RTX Corp.	13	1,937
Textron, Inc.	7	575
TransDigm Group, Inc.	1	858
		5,484
Automobile Components — 0.3%
Lear Corp.	5	459
Banks — 7.7%
Bank of America Corp.	67	3,197
Citigroup, Inc.	11	956
Citizens Financial Group, Inc.	21	928
M&T Bank Corp.	7	1,312
PNC Financial Services Group, Inc. (The)	8	1,446
Wells Fargo & Co.	45	3,626
		11,465
Beverages — 1.5%
Coca-Cola Co. (The)	17	1,164
PepsiCo, Inc.	8	1,083
		2,247
Biotechnology — 1.8%
AbbVie, Inc.	6	1,159
Regeneron Pharmaceuticals, Inc.	1	808
Vertex Pharmaceuticals, Inc. *	2	750
		2,717
Broadline Retail — 2.5%
Amazon.com, Inc. *	17	3,718
Building Products — 1.2%
Fortune Brands Innovations, Inc.	11	578
Trane Technologies plc	3	1,191
		1,769
Capital Markets — 5.4%
Blackrock, Inc.	2	2,052
Charles Schwab Corp. (The)	17	1,582
CME Group, Inc.	5	1,392
Goldman Sachs Group, Inc. (The)	1	459
Morgan Stanley	18	2,555
		8,040
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 2.4%
Axalta Coating Systems Ltd. *	43	1,289
DuPont de Nemours, Inc.	9	603
Linde plc	4	1,656
		3,548
Construction Materials — 0.5%
Vulcan Materials Co.	3	702
Consumer Finance — 0.9%
Ally Financial, Inc.	13	526
Capital One Financial Corp.	4	853
		1,379
Consumer Staples Distribution & Retail — 1.3%
Target Corp.	3	289
Walmart, Inc.	16	1,622
		1,911
Containers & Packaging — 0.6%
Amcor plc	92	844
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	64	1,850
Electric Utilities — 3.3%
Entergy Corp.	12	999
NextEra Energy, Inc.	27	1,892
Southern Co. (The)	11	977
Xcel Energy, Inc.	16	1,113
		4,981
Electrical Equipment — 1.5%
Eaton Corp. plc	6	2,293
Electronic Equipment, Instruments & Components — 0.7%
Teledyne Technologies, Inc. *	2	982
Entertainment — 1.1%
Take-Two Interactive Software, Inc. *	3	685
Walt Disney Co. (The)	8	1,000
		1,685
Financial Services — 5.0%
Berkshire Hathaway, Inc., Class B *	6	3,122
Block, Inc. *	11	713
Corpay, Inc. *	2	706
Fidelity National Information Services, Inc.	9	715
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	37

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Fiserv, Inc. *	6	1,059
Mastercard, Inc., Class A	2	1,144
		7,459
Food Products — 1.4%
Mondelez International, Inc., Class A	24	1,638
Tyson Foods, Inc., Class A	9	502
		2,140
Ground Transportation — 2.0%
CSX Corp.	43	1,418
Norfolk Southern Corp.	6	1,528
		2,946
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	6	747
Boston Scientific Corp. *	13	1,441
Medtronic plc	20	1,753
		3,941
Health Care Providers & Services — 2.5%
Cigna Group (The)	4	1,314
Humana, Inc.	2	563
UnitedHealth Group, Inc.	6	1,848
		3,725
Health Care REITs — 0.8%
Ventas, Inc.	19	1,190
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	49	746
Hotels, Restaurants & Leisure — 2.1%
Expedia Group, Inc.	5	911
McDonald's Corp.	6	1,666
Travel + Leisure Co.	12	597
		3,174
Household Products — 1.0%
Procter & Gamble Co. (The)	10	1,536
Industrial Conglomerates — 1.5%
3M Co.	7	1,009
Honeywell International, Inc.	5	1,212
		2,221
Industrial REITs — 0.8%
Prologis, Inc.	11	1,130
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — 3.7%
Loews Corp.	24	2,160
MetLife, Inc.	11	920
Travelers Cos., Inc. (The)	9	2,384
		5,464
Interactive Media & Services — 3.6%
Alphabet, Inc., Class C	15	2,713
Meta Platforms, Inc., Class A	4	2,606
		5,319
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	14	1,057
International Business Machines Corp.	1	408
		1,465
Life Sciences Tools & Services — 0.9%
Danaher Corp.	7	1,364
Machinery — 3.6%
Deere & Co.	3	1,805
Dover Corp.	9	1,625
Parker-Hannifin Corp.	3	1,978
		5,408
Media — 1.2%
Comcast Corp., Class A	50	1,800
Multi-Utilities — 1.7%
CMS Energy Corp.	18	1,251
Public Service Enterprise Group, Inc.	15	1,250
		2,501
Oil, Gas & Consumable Fuels — 6.5%
Cheniere Energy, Inc.	6	1,337
ConocoPhillips	23	2,096
Diamondback Energy, Inc.	6	818
EOG Resources, Inc.	12	1,488
Exxon Mobil Corp.	29	3,142
Phillips 66	7	833
		9,714
Personal Care Products — 0.3%
Kenvue, Inc.	22	459
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	32	1,455
Jazz Pharmaceuticals plc *	6	653
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Johnson & Johnson	10	1,581
Merck & Co., Inc.	6	461
		4,150
Professional Services — 1.0%
Booz Allen Hamilton Holding Corp.	6	566
SS&C Technologies Holdings, Inc.	10	851
		1,417
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	11	1,501
Residential REITs — 0.4%
American Homes 4 Rent, Class A	15	554
Retail REITs — 0.4%
Regency Centers Corp.	8	574
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc. *	6	838
Analog Devices, Inc.	7	1,738
Lam Research Corp.	5	447
Marvell Technology, Inc.	3	259
Micron Technology, Inc.	6	761
NXP Semiconductors NV (Netherlands)	3	778
Texas Instruments, Inc.	9	1,784
		6,605
Software — 2.2%
Microsoft Corp.	4	1,830
Salesforce, Inc.	5	1,433
		3,263
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	6	1,056
Specialty Retail — 3.4%
AutoZone, Inc. *	—	1,225
Lowe's Cos., Inc.	8	1,762
O'Reilly Automotive, Inc. *	10	935
TJX Cos., Inc. (The)	9	1,083
		5,005
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 1.4%
Hewlett Packard Enterprise Co.	39	803
Seagate Technology Holdings plc	9	1,223
		2,026
Tobacco — 2.1%
Philip Morris International, Inc.	17	3,071
Total Common Stocks (Cost $110,400)		148,998
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $615)	615	615
Total Investments — 100.6% (Cost $111,015)		149,613
Liabilities in Excess of Other Assets — (0.6)%		(919)
NET ASSETS — 100.0%		148,694

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	39

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 3.2%
Howmet Aerospace, Inc.	2,662	495,582
Northrop Grumman Corp.	1,061	530,320
		1,025,902
Automobiles — 1.1%
Tesla, Inc. *	1,123	356,788
Banks — 4.0%
US Bancorp	5,405	244,603
Wells Fargo & Co.	13,196	1,057,235
		1,301,838
Biotechnology — 3.0%
AbbVie, Inc.	2,785	516,916
Regeneron Pharmaceuticals, Inc.	378	198,540
Vertex Pharmaceuticals, Inc. *	555	247,242
		962,698
Broadline Retail — 4.7%
Amazon.com, Inc. *	6,947	1,524,126
Building Products — 2.2%
Carrier Global Corp.	6,064	443,845
Trane Technologies plc	572	249,964
		693,809
Capital Markets — 3.4%
Ameriprise Financial, Inc.	1,050	560,085
Blackstone, Inc.	962	143,914
Morgan Stanley	2,798	394,178
		1,098,177
Construction Materials — 1.8%
Vulcan Materials Co.	2,239	584,093
Consumer Finance — 2.6%
American Express Co.	2,577	821,954
Consumer Staples Distribution & Retail — 2.2%
Walmart, Inc.	7,175	701,538
Electric Utilities — 3.6%
Entergy Corp.	2,048	170,234
NextEra Energy, Inc.	6,273	435,461
PG&E Corp.	10,537	146,882
Southern Co. (The)	4,399	404,022
		1,156,599
Electrical Equipment — 2.3%
Eaton Corp. plc	2,110	753,097
INVESTMENTS	SHARES (000)	VALUE ($000)

Energy Equipment & Services — 2.5%
Baker Hughes Co.	20,601	789,846
Entertainment — 1.5%
Walt Disney Co. (The)	3,918	485,865
Financial Services — 2.7%
Mastercard, Inc., Class A	1,553	872,438
Food Products — 1.0%
Mondelez International, Inc., Class A	4,910	331,122
Ground Transportation — 1.0%
CSX Corp.	10,060	328,274
Health Care Equipment & Supplies — 4.0%
Edwards Lifesciences Corp. *	4,104	320,969
Medtronic plc	4,724	411,831
Stryker Corp.	1,429	565,281
		1,298,081
Hotels, Restaurants & Leisure — 4.3%
Chipotle Mexican Grill, Inc. *	6,104	342,732
Marriott International, Inc., Class A	1,419	387,764
McDonald's Corp.	2,208	645,102
		1,375,598
Industrial REITs — 0.6%
Prologis, Inc.	1,848	194,279
Insurance — 3.0%
Arthur J Gallagher & Co.	1,993	638,097
Travelers Cos., Inc. (The)	1,245	333,067
		971,164
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	4,626	815,161
Meta Platforms, Inc., Class A	1,760	1,299,171
		2,114,332
Machinery — 1.2%
Deere & Co.	767	389,856
Oil, Gas & Consumable Fuels — 1.8%
Exxon Mobil Corp.	5,422	584,496
Pharmaceuticals — 0.9%
Eli Lilly & Co.	358	279,141
Semiconductors & Semiconductor Equipment — 13.1%
ASML Holding NV (Registered), NYRS (Netherlands)	163	130,685
Broadcom, Inc.	3,539	975,545
Micron Technology, Inc.	1,944	239,542
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	13,851	2,188,335
NXP Semiconductors NV (Netherlands)	3,185	695,911
		4,230,018
Software — 12.5%
Intuit, Inc.	553	435,847
Microsoft Corp.	5,914	2,941,470
Oracle Corp.	2,963	647,899
		4,025,216
Specialty Retail — 2.1%
Lowe's Cos., Inc.	2,972	659,293
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	9,175	1,882,353
Trading Companies & Distributors — 0.7%
United Rentals, Inc.	295	222,328
Total Common Stocks (Cost $17,267,135)		32,014,319
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $247,608)	247,573	247,623
Total Investments — 100.3% (Cost $17,514,743)		32,261,942
Liabilities in Excess of Other Assets — (0.3)%		(83,205)
NET ASSETS — 100.0%		32,178,737

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	4	09/19/2025	USD	1,250	13

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	41

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 1.9%
GE Aerospace	22	5,617
Howmet Aerospace, Inc.	71	13,259
RTX Corp.	58	8,397
TransDigm Group, Inc.	6	9,126
		36,399
Automobiles — 2.8%
Tesla, Inc. *	162	51,517
Banks — 0.4%
Bank of America Corp.	153	7,216
Beverages — 0.6%
Coca-Cola Co. (The)	81	5,751
PepsiCo, Inc.	48	6,333
		12,084
Biotechnology — 2.4%
AbbVie, Inc.	180	33,513
Neurocrine Biosciences, Inc. *	33	4,097
Regeneron Pharmaceuticals, Inc.	14	7,208
		44,818
Broadline Retail — 6.5%
Amazon.com, Inc. *	556	121,944
Building Products — 1.1%
Owens Corning	28	3,818
Trane Technologies plc	36	15,842
		19,660
Capital Markets — 1.5%
Charles Schwab Corp. (The)	131	11,975
Goldman Sachs Group, Inc. (The)	14	9,461
S&P Global, Inc.	12	6,407
		27,843
Chemicals — 0.4%
Linde plc	15	7,234
Communications Equipment — 1.4%
Arista Networks, Inc. *	151	15,453
Motorola Solutions, Inc.	27	11,212
		26,665
Construction & Engineering — 0.5%
Quanta Services, Inc.	25	9,437
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	9	5,122
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 0.8%
American Express Co.	33	10,566
Capital One Financial Corp.	22	4,709
		15,275
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	15	14,122
US Foods Holding Corp. *	137	10,568
		24,690
Electric Utilities — 0.8%
Entergy Corp.	43	3,592
NextEra Energy, Inc.	78	5,414
Southern Co. (The)	59	5,415
		14,421
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	120	11,889
Energy Equipment & Services — 0.4%
Baker Hughes Co.	198	7,585
Entertainment — 1.4%
Netflix, Inc. *	5	6,835
Spotify Technology SA *	8	6,048
Walt Disney Co. (The)	108	13,419
		26,302
Financial Services — 3.9%
Fidelity National Information Services, Inc.	65	5,265
Mastercard, Inc., Class A	88	49,620
Visa, Inc., Class A	49	17,543
		72,428
Ground Transportation — 0.9%
Uber Technologies, Inc. *	179	16,722
Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp. *	81	8,677
Intuitive Surgical, Inc. *	13	7,142
Stryker Corp.	21	8,273
		24,092
Health Care Providers & Services — 0.7%
Cigna Group (The)	16	5,189
UnitedHealth Group, Inc.	27	8,592
		13,781
Health Care REITs — 0.3%
Ventas, Inc.	89	5,608
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc. *	226	12,712
DoorDash, Inc., Class A *	84	20,813
Hilton Worldwide Holdings, Inc.	56	14,769
McDonald's Corp.	27	7,762
		56,056
Insurance — 0.7%
Arthur J Gallagher & Co.	27	8,683
MetLife, Inc.	65	5,220
		13,903
Interactive Media & Services — 10.3%
Alphabet, Inc., Class A	303	53,408
Alphabet, Inc., Class C	204	36,240
Meta Platforms, Inc., Class A	129	95,231
Pinterest, Inc., Class A *	215	7,712
		192,591
Life Sciences Tools & Services — 0.2%
Danaher Corp.	18	3,456
Oil, Gas & Consumable Fuels — 0.2%
EOG Resources, Inc.	37	4,435
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	85	4,175
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	113	5,222
Eli Lilly & Co.	37	29,115
Johnson & Johnson	41	6,304
		40,641
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	70	7,329
Semiconductors & Semiconductor Equipment — 19.1%
Advanced Micro Devices, Inc. *	40	5,766
Analog Devices, Inc.	49	11,576
Broadcom, Inc.	240	66,323
Lam Research Corp.	151	14,702
NVIDIA Corp.	1,469	232,063
NXP Semiconductors NV (Netherlands)	25	5,417
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	54	12,162
Texas Instruments, Inc.	45	9,346
		357,355
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 19.8%
Adobe, Inc. *	10	4,019
AppLovin Corp., Class A *	16	5,506
Autodesk, Inc. *	17	5,414
Cadence Design Systems, Inc. *	33	10,087
Crowdstrike Holdings, Inc., Class A *	31	15,929
Fair Isaac Corp. *	6	10,805
Intuit, Inc.	29	22,651
Microsoft Corp.	467	232,087
Oracle Corp.	104	22,719
Palantir Technologies, Inc., Class A *	25	3,468
Salesforce, Inc.	51	13,769
ServiceNow, Inc. *	24	24,642
		371,096
Specialized REITs — 0.2%
Equinix, Inc.	6	4,486
Specialty Retail — 1.5%
Lowe's Cos., Inc.	88	19,435
TJX Cos., Inc. (The)	67	8,293
		27,728
Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc.	735	150,905
Seagate Technology Holdings plc	89	12,837
		163,742
Tobacco — 0.4%
Altria Group, Inc.	136	7,955
Total Common Stocks (Cost $929,566)		1,857,680
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $10,766)	10,765	10,767
Total Investments — 99.8% (Cost $940,332)		1,868,447
Other Assets in Excess of Liabilities — 0.2%		3,018
NET ASSETS — 100.0%		1,871,465

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	43

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	29	09/19/2025	USD	9,064	311

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Large Cap Funds	June 30, 2025

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 119.7%
Common Stocks — 116.6%
Aerospace & Defense — 5.3%
Boeing Co. (The) *	23	4,744
Howmet Aerospace, Inc. (a)	361	67,194
Northrop Grumman Corp.	32	16,093
RTX Corp.	344	50,254
TransDigm Group, Inc.	25	37,730
		176,015
Air Freight & Logistics — 0.1%
FedEx Corp.	13	2,982
Banks — 4.4%
Bank of America Corp. (a)	935	44,255
Fifth Third Bancorp	614	25,262
Wells Fargo & Co. (a)	949	76,024
		145,541
Beverages — 1.2%
Coca-Cola Co. (The) (a)	344	24,356
Keurig Dr Pepper, Inc.	288	9,520
PepsiCo, Inc. (a)	53	6,916
		40,792
Biotechnology — 2.3%
AbbVie, Inc. (a)	268	49,805
Regeneron Pharmaceuticals, Inc.	18	9,459
Vertex Pharmaceuticals, Inc. * (a)	41	18,062
		77,326
Broadline Retail — 5.4%
Amazon.com, Inc. * (a)	817	179,147
Building Products — 2.1%
Carrier Global Corp.	310	22,705
Trane Technologies plc	106	46,163
		68,868
Capital Markets — 3.3%
Ameriprise Financial, Inc. (a)	63	33,413
Blackstone, Inc.	4	595
Charles Schwab Corp. (The) (a)	394	35,950
CME Group, Inc.	21	5,881
Goldman Sachs Group, Inc. (The) (a)	24	17,131
MSCI, Inc.	26	14,899
Raymond James Financial, Inc.	22	3,332
		111,201
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 1.4%
Ecolab, Inc.	87	23,508
Linde plc	37	17,037
Sherwin-Williams Co. (The)	21	7,304
		47,849
Communications Equipment — 0.2%
Arista Networks, Inc. *	62	6,353
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	45	24,633
Consumer Finance — 1.4%
American Express Co. (a)	91	29,234
Capital One Financial Corp.	89	18,895
		48,129
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	15	14,470
Maplebear, Inc. *	85	3,845
Walmart, Inc.	204	19,979
		38,294
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	774	22,390
Electric Utilities — 3.2%
Entergy Corp. (a)	229	19,049
NextEra Energy, Inc.	482	33,442
Southern Co. (The)	584	53,682
		106,173
Electrical Equipment — 1.4%
AMETEK, Inc.	8	1,514
Eaton Corp. plc	66	23,355
Emerson Electric Co.	153	20,433
		45,302
Energy Equipment & Services — 0.2%
Baker Hughes Co. (a)	182	6,974
Entertainment — 1.8%
Live Nation Entertainment, Inc. *	16	2,373
Walt Disney Co. (The) (a)	344	42,717
Warner Bros Discovery, Inc. *	375	4,296
Warner Music Group Corp., Class A	341	9,276
		58,662
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	45

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Financial Services — 6.1%
Affirm Holdings, Inc. *	68	4,701
Apollo Global Management, Inc.	23	3,294
Berkshire Hathaway, Inc., Class B *	7	3,230
Corpay, Inc. *	103	34,045
Fidelity National Information Services, Inc. (a)	633	51,579
Mastercard, Inc., Class A (a)	179	100,352
Toast, Inc., Class A *	89	3,947
WEX, Inc. *	11	1,618
		202,766
Food Products — 0.3%
Mondelez International, Inc., Class A (a)	168	11,306
Ground Transportation — 1.2%
Canadian Pacific Kansas City Ltd. (Canada)	374	29,638
XPO, Inc. *	79	9,997
		39,635
Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp. * (a)	214	22,974
Edwards Lifesciences Corp. *	133	10,387
Intuitive Surgical, Inc. *	22	12,158
Medtronic plc	116	10,069
Stryker Corp. (a)	71	28,203
		83,791
Health Care Providers & Services — 1.4%
Cigna Group (The)	22	7,429
Humana, Inc.	11	2,664
McKesson Corp.	3	2,203
Tenet Healthcare Corp. *	25	4,338
UnitedHealth Group, Inc. (a)	101	31,580
		48,214
Health Care REITs — 0.5%
Ventas, Inc.	240	15,146
Welltower, Inc.	19	2,937
		18,083
Hotels, Restaurants & Leisure — 4.9%
Booking Holdings, Inc. (a)	4	24,535
Carnival Corp. *	771	21,673
Chipotle Mexican Grill, Inc. * (a)	386	21,702
Darden Restaurants, Inc.	19	4,103
Hilton Worldwide Holdings, Inc. (a)	106	28,162
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
McDonald's Corp. (a)	114	33,218
Yum! Brands, Inc. (a)	206	30,548
		163,941
Household Products — 0.4%
Church & Dwight Co., Inc.	61	5,925
Procter & Gamble Co. (The) (a)	49	7,783
		13,708
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	62	12,109
Industrial Conglomerates — 1.1%
3M Co.	238	36,184
Insurance — 3.0%
Aon plc, Class A	119	42,506
Arch Capital Group Ltd.	27	2,419
Arthur J Gallagher & Co. (a)	123	39,442
Progressive Corp. (The) (a)	64	17,087
		101,454
Interactive Media & Services — 7.5%
Alphabet, Inc., Class C	117	20,809
Alphabet, Inc., Class A (a)	525	92,513
Meta Platforms, Inc., Class A (a)	179	131,703
Pinterest, Inc., Class A *	155	5,560
		250,585
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	259	20,195
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	41	4,866
Danaher Corp.	116	22,919
Thermo Fisher Scientific, Inc. (a)	15	5,885
		33,670
Machinery — 0.9%
Deere & Co.	6	3,150
Ingersoll Rand, Inc.	121	10,046
Otis Worldwide Corp.	168	16,607
		29,803
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Media — 0.4%
Charter Communications, Inc., Class A *	22	8,890
Omnicom Group, Inc.	82	5,948
		14,838
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	42	1,827
Multi-Utilities — 1.0%
Ameren Corp.	129	12,432
CMS Energy Corp.	186	12,860
Dominion Energy, Inc.	103	5,802
NiSource, Inc.	86	3,470
		34,564
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy, Inc. (a)	28	6,728
ConocoPhillips (a)	22	1,945
Diamondback Energy, Inc.	13	1,813
EOG Resources, Inc.	163	19,542
EQT Corp.	85	4,939
Exxon Mobil Corp. (a)	515	55,562
TC Energy Corp. (Canada)	498	24,322
		114,851
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	60	2,937
Personal Care Products — 0.1%
Kenvue, Inc.	207	4,339
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. (a)	303	14,002
Eli Lilly & Co. (a)	39	30,675
Johnson & Johnson (a)	294	44,923
		89,600
Professional Services — 0.3%
Leidos Holdings, Inc.	55	8,711
Residential REITs — 0.3%
American Homes 4 Rent, Class A	197	7,111
Camden Property Trust	20	2,284
Equity LifeStyle Properties, Inc.	32	1,938
		11,333
Semiconductors & Semiconductor Equipment — 16.1%
Analog Devices, Inc.	216	51,486
Applied Materials, Inc.	9	1,685
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
ASML Holding NV (Registered), NYRS (Netherlands)	12	9,929
Broadcom, Inc. (a)	126	34,741
Lam Research Corp.	127	12,324
Marvell Technology, Inc.	22	1,707
Microchip Technology, Inc.	32	2,250
Micron Technology, Inc.	147	18,097
NVIDIA Corp. (a)	1,766	279,001
NXP Semiconductors NV (Netherlands)	110	24,078
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	170	38,454
Texas Instruments, Inc. (a)	302	62,709
		536,461
Software — 11.9%
Autodesk, Inc. *	10	3,192
Cadence Design Systems, Inc. *	21	6,530
Crowdstrike Holdings, Inc., Class A *	8	3,995
Microsoft Corp. (a)	560	278,457
Oracle Corp.	108	23,551
Roper Technologies, Inc.	8	4,817
Salesforce, Inc. (a)	114	31,060
ServiceNow, Inc. *	35	35,507
Synopsys, Inc. *	16	8,470
		395,579
Specialized REITs — 2.3%
American Tower Corp.	166	36,683
Equinix, Inc.	35	28,063
Extra Space Storage, Inc.	41	6,012
SBA Communications Corp.	22	5,096
		75,854
Specialty Retail — 3.0%
AutoZone, Inc. *	3	10,635
Burlington Stores, Inc. * (a)	134	31,265
Lowe's Cos., Inc. (a)	207	45,850
Ross Stores, Inc.	73	9,306
Tractor Supply Co.	52	2,777
		99,833
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. (a)	793	162,674
Hewlett Packard Enterprise Co.	276	5,652
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	47

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Seagate Technology Holdings plc	286	41,234
Western Digital Corp. (a)	143	9,165
		218,725
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	49	3,513
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	4	3,372
WW Grainger, Inc.	2	1,555
		4,927
Total Common Stocks (Cost $2,445,043)		3,889,967
Short-Term Investments — 3.1%
Investment Companies — 3.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c)(Cost $104,254)	104,237	104,257
Total Long Positions (Cost $2,549,297)		3,994,224
Short Positions — (19.5)%
Common Stocks — (19.5)%
Aerospace & Defense — (0.4)%
General Dynamics Corp.	(13)	(3,880)
Huntington Ingalls Industries, Inc.	(29)	(6,974)
Lockheed Martin Corp.	(5)	(2,413)
		(13,267)
Air Freight & Logistics — (0.2)%
Expeditors International of Washington, Inc.	(32)	(3,610)
United Parcel Service, Inc., Class B	(28)	(2,882)
		(6,492)
Automobiles — (0.3)%
Ford Motor Co.	(1,038)	(11,259)
Banks — (0.6)%
Huntington Bancshares, Inc.	(96)	(1,613)
M&T Bank Corp.	(25)	(4,855)
PNC Financial Services Group, Inc. (The)	(71)	(13,275)
		(19,743)
Beverages — (0.1)%
Molson Coors Beverage Co., Class B	(63)	(3,013)
Biotechnology — (0.4)%
Amgen, Inc.	(35)	(9,751)
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Gilead Sciences, Inc.	(27)	(2,985)
Moderna, Inc. *	(60)	(1,665)
(14,401)
Broadline Retail — (0.3)%
eBay, Inc.	(126)	(9,381)
Building Products — (0.2)%
Johnson Controls International plc	(16)	(1,730)
Lennox International, Inc.	(8)	(4,552)
(6,282)
Capital Markets — (1.0)%
Bank of New York Mellon Corp. (The)	(52)	(4,758)
Blackrock, Inc.	(3)	(3,436)
Carlyle Group, Inc. (The)	(50)	(2,569)
Cboe Global Markets, Inc.	(13)	(3,095)
FactSet Research Systems, Inc.	(9)	(3,944)
Franklin Resources, Inc.	(451)	(10,745)
LPL Financial Holdings, Inc.	(8)	(3,103)
Moody's Corp.	(7)	(3,216)
(34,866)
Chemicals — (0.2)%
Eastman Chemical Co.	(110)	(8,243)
Commercial Services & Supplies — (0.2)%
Veralto Corp.	(63)	(6,410)
Communications Equipment — (0.1)%
Cisco Systems, Inc.	(46)	(3,208)
Consumer Finance — (0.3)%
Synchrony Financial	(148)	(9,908)
Consumer Staples Distribution & Retail — (1.1)%
Dollar Tree, Inc. *	(74)	(7,336)
Kroger Co. (The)	(24)	(1,731)
Sysco Corp.	(201)	(15,199)
Target Corp.	(112)	(11,050)
(35,316)
Containers & Packaging — (0.1)%
International Paper Co.	(81)	(3,782)
Distributors — (0.1)%
Pool Corp.	(14)	(3,975)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Electric Utilities — (1.3)%
American Electric Power Co., Inc.	(108)	(11,216)
Eversource Energy	(183)	(11,670)
FirstEnergy Corp.	(232)	(9,334)
Pinnacle West Capital Corp.	(34)	(3,048)
PPL Corp.	(197)	(6,677)
(41,945)
Electrical Equipment — (0.1)%
Acuity, Inc.	(14)	(4,131)
Electronic Equipment, Instruments & Components — (0.2)%
Corning, Inc.	(127)	(6,657)
Energy Equipment & Services — (0.1)%
Halliburton Co.	(199)	(4,047)
Entertainment — (0.2)%
Electronic Arts, Inc.	(20)	(3,082)
TKO Group Holdings, Inc.	(19)	(3,497)
(6,579)
Financial Services — (0.6)%
Block, Inc. *	(24)	(1,649)
PayPal Holdings, Inc. *	(141)	(10,466)
Voya Financial, Inc.	(39)	(2,769)
Western Union Co. (The)	(496)	(4,174)
(19,058)
Food Products — (0.2)%
General Mills, Inc.	(24)	(1,229)
Kraft Heinz Co. (The)	(202)	(5,229)
(6,458)
Ground Transportation — (0.2)%
Uber Technologies, Inc. *	(69)	(6,401)
Health Care Equipment & Supplies — (0.2)%
Dentsply Sirona, Inc.	(211)	(3,356)
Zimmer Biomet Holdings, Inc.	(34)	(3,105)
(6,461)
Health Care Providers & Services — (0.3)%
Centene Corp. *	(77)	(4,160)
Elevance Health, Inc.	(5)	(1,875)
Molina Healthcare, Inc. *	(9)	(2,807)
(8,842)
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — (0.3)%
Choice Hotels International, Inc.	(33)	(4,188)
Starbucks Corp.	(62)	(5,667)
(9,855)
Insurance — (1.6)%
Aflac, Inc.	(71)	(7,441)
Allstate Corp. (The)	(74)	(15,005)
American International Group, Inc.	(129)	(11,047)
Globe Life, Inc.	(23)	(2,883)
Hartford Insurance Group, Inc. (The)	(36)	(4,549)
Kinsale Capital Group, Inc.	(13)	(6,322)
RenaissanceRe Holdings Ltd. (Bermuda)	(10)	(2,387)
Willis Towers Watson plc	(10)	(3,057)
(52,691)
Interactive Media & Services — (0.1)%
Snap, Inc., Class A *	(479)	(4,166)
IT Services — (0.5)%
Accenture plc (Ireland), Class A	(21)	(6,125)
Infosys Ltd. (India)	(204)	(3,784)
International Business Machines Corp.	(13)	(3,735)
MongoDB, Inc. *	(13)	(2,722)
Shopify, Inc. (Canada), Class A *	(14)	(1,648)
(18,014)
Life Sciences Tools & Services — (0.5)%
Bruker Corp.	(147)	(6,069)
Illumina, Inc. *	(49)	(4,695)
Revvity, Inc.	(57)	(5,468)
(16,232)
Machinery — (1.0)%
Donaldson Co., Inc.	(106)	(7,324)
Illinois Tool Works, Inc.	(55)	(13,647)
Snap-on, Inc.	(23)	(7,050)
Stanley Black & Decker, Inc.	(102)	(6,939)
(34,960)
Media — (0.0)% ^
Fox Corp., Class A	(3)	(164)
Multi-Utilities — (0.4)%
Consolidated Edison, Inc.	(85)	(8,541)
WEC Energy Group, Inc.	(54)	(5,641)
(14,182)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	49

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Office REITs — (0.0)% ^
SL Green Realty Corp.	—	—
Oil, Gas & Consumable Fuels — (0.9)%
APA Corp.	(67)	(1,218)
Devon Energy Corp.	(247)	(7,874)
Enbridge, Inc. (Canada)	(121)	(5,489)
Kinder Morgan, Inc.	(179)	(5,249)
Occidental Petroleum Corp.	(161)	(6,762)
ONEOK, Inc.	(34)	(2,758)
(29,350)
Passenger Airlines — (0.1)%
Southwest Airlines Co.	(103)	(3,341)
Pharmaceuticals — (0.2)%
Pfizer, Inc.	(70)	(1,700)
Zoetis, Inc.	(29)	(4,544)
(6,244)
Professional Services — (0.4)%
Automatic Data Processing, Inc.	(10)	(2,943)
Dayforce, Inc. *	(67)	(3,725)
Paychex, Inc.	(19)	(2,842)
Paycom Software, Inc.	(10)	(2,220)
(11,730)
Residential REITs — (0.1)%
Mid-America Apartment Communities, Inc.	(27)	(3,991)
Retail REITs — (0.7)%
NNN REIT, Inc.	(182)	(7,861)
Realty Income Corp.	(223)	(12,826)
Simon Property Group, Inc.	(8)	(1,289)
(21,976)
Semiconductors & Semiconductor Equipment — (2.3)%
ARM Holdings plc *	(107)	(17,331)
Intel Corp.	(227)	(5,087)
KLA Corp.	(20)	(17,991)
Monolithic Power Systems, Inc.	(23)	(16,591)
ON Semiconductor Corp. *	(29)	(1,535)
QUALCOMM, Inc.	(32)	(5,153)
Skyworks Solutions, Inc.	(116)	(8,615)
Teradyne, Inc.	(40)	(3,594)
(75,897)
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — (0.7)%
Adobe, Inc. *	(26)	(9,919)
Bill Holdings, Inc. *	(53)	(2,439)
Palo Alto Networks, Inc. *	(6)	(1,326)
Workday, Inc., Class A *	(36)	(8,563)
(22,247)
Specialized REITs — (0.2)%
Iron Mountain, Inc.	(16)	(1,618)
Public Storage	(20)	(5,825)
(7,443)
Specialty Retail — (0.1)%
Home Depot, Inc. (The)	(11)	(4,211)
Technology Hardware, Storage & Peripherals — (0.4)%
Dell Technologies, Inc., Class C	(13)	(1,618)
HP, Inc.	(141)	(3,459)
NetApp, Inc.	(75)	(7,977)
(13,054)
Trading Companies & Distributors — (0.0)% ^
Fastenal Co.	(18)	(743)
Total Common Stocks (Proceeds $(651,215))		(650,616)
Total Short Positions (Proceeds $(651,215))		(650,616)
Total Investments — 100.2% (Cost $1,898,082)		3,343,608
Liabilities in Excess of Other Assets — (0.2)%		(5,374)
Net Assets — 100.0%		3,338,234

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $886,527.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Large Cap Funds	June 30, 2025

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	145	09/19/2025	USD	45,318	1,581

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	51

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.9%
Aerospace & Defense — 2.3%
Howmet Aerospace, Inc.	558	103,809
RTX Corp.	458	66,928
Textron, Inc.	293	23,506
TransDigm Group, Inc.	42	64,472
		258,715
Air Freight & Logistics — 0.6%
FedEx Corp.	122	27,726
United Parcel Service, Inc., Class B	375	37,831
		65,557
Automobile Components — 0.1%
Aptiv plc (Jersey) *	136	9,288
Automobiles — 1.6%
Tesla, Inc. *	555	176,345
Banks — 3.7%
Bank of America Corp.	2,943	139,246
Citigroup, Inc.	608	51,789
Fifth Third Bancorp	1,045	42,968
Truist Financial Corp.	452	19,433
US Bancorp	769	34,820
Wells Fargo & Co.	1,505	120,588
		408,844
Beverages — 1.9%
Coca-Cola Co. (The)	829	58,618
Keurig Dr Pepper, Inc.	1,744	57,656
PepsiCo, Inc.	697	92,094
		208,368
Biotechnology — 1.9%
AbbVie, Inc.	666	123,659
Neurocrine Biosciences, Inc. *	65	8,162
Regeneron Pharmaceuticals, Inc.	68	35,833
Vertex Pharmaceuticals, Inc. *	98	43,451
		211,105
Broadline Retail — 4.4%
Amazon.com, Inc. *	2,213	485,559
Building Products — 1.6%
Carrier Global Corp.	875	64,069
Masco Corp.	363	23,346
Trane Technologies plc	202	88,338
		175,753
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 2.1%
Ameriprise Financial, Inc.	94	49,941
Charles Schwab Corp. (The)	1,016	92,713
CME Group, Inc.	201	55,277
Raymond James Financial, Inc.	102	15,652
State Street Corp.	220	23,425
		237,008
Chemicals — 1.4%
Linde plc	192	89,989
LyondellBasell Industries NV, Class A	288	16,654
PPG Industries, Inc.	235	26,795
Sherwin-Williams Co. (The)	50	17,018
		150,456
Communications Equipment — 0.4%
Arista Networks, Inc. *	253	25,885
Motorola Solutions, Inc.	35	14,765
		40,650
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	33	18,007
Vulcan Materials Co.	62	16,297
		34,304
Consumer Finance — 0.7%
American Express Co.	128	40,712
Capital One Financial Corp.	163	34,687
		75,399
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	24	23,213
Walmart, Inc.	1,015	99,282
		122,495
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,746	50,520
Electric Utilities — 1.9%
Entergy Corp.	90	7,493
NextEra Energy, Inc.	1,184	82,182
NRG Energy, Inc.	46	7,299
PG&E Corp.	1,278	17,817
Southern Co. (The)	1,009	92,691
		207,482
Electrical Equipment — 0.7%
Eaton Corp. plc	132	47,322
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Emerson Electric Co.	114	15,196
GE Vernova, Inc.	31	16,382
		78,900
Energy Equipment & Services — 0.2%
Baker Hughes Co.	657	25,188
Entertainment — 1.3%
Netflix, Inc. *	53	70,555
Walt Disney Co. (The)	560	69,484
Warner Music Group Corp., Class A	330	8,985
		149,024
Financial Services — 6.2%
Apollo Global Management, Inc.	207	29,345
Berkshire Hathaway, Inc., Class B *	340	165,272
Corpay, Inc. *	149	49,429
Fidelity National Information Services, Inc.	673	54,790
Mastercard, Inc., Class A	334	187,437
Toast, Inc., Class A *	398	17,635
Visa, Inc., Class A	489	173,592
WEX, Inc. *	29	4,295
		681,795
Food Products — 0.6%
Mondelez International, Inc., Class A	1,057	71,256
Ground Transportation — 0.4%
Uber Technologies, Inc. *	477	44,477
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	188	5,694
Boston Scientific Corp. *	643	69,080
Edwards Lifesciences Corp. *	443	34,625
Medtronic plc	684	59,575
Stryker Corp.	206	81,625
Zimmer Biomet Holdings, Inc.	42	3,834
		254,433
Health Care Providers & Services — 1.8%
Cigna Group (The)	155	51,124
HCA Healthcare, Inc.	34	13,113
Humana, Inc.	79	19,249
McKesson Corp.	28	20,405
UnitedHealth Group, Inc.	289	90,299
		194,190
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	53	3,831
Ventas, Inc.	767	48,451
Welltower, Inc.	217	33,423
		85,705
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	7	39,222
Carnival Corp. *	1,227	34,506
Chipotle Mexican Grill, Inc. *	1,038	58,292
DoorDash, Inc., Class A *	97	23,872
Expedia Group, Inc.	179	30,276
Hilton Worldwide Holdings, Inc.	232	61,858
McDonald's Corp.	331	96,686
Yum! Brands, Inc.	369	54,658
		399,370
Household Durables — 0.1%
Lennar Corp., Class A	104	11,557
Household Products — 0.1%
Church & Dwight Co., Inc.	152	14,643
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	267	51,733
Industrial Conglomerates — 0.4%
3M Co.	315	47,910
Industrial REITs — 0.3%
Prologis, Inc.	290	30,454
Insurance — 1.8%
Aon plc, Class A	132	47,231
Arthur J Gallagher & Co.	201	64,224
Progressive Corp. (The)	316	84,233
		195,688
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	1,238	218,086
Alphabet, Inc., Class C	668	118,507
Meta Platforms, Inc., Class A	544	401,523
		738,116
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	649	50,642
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	191	77,359
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	53

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.8%
Caterpillar, Inc.	99	38,310
Deere & Co.	133	67,477
Ingersoll Rand, Inc.	232	19,349
Otis Worldwide Corp.	522	51,663
PACCAR, Inc.	285	27,147
		203,946
Media — 0.9%
Charter Communications, Inc., Class A *	90	36,720
Comcast Corp., Class A	1,661	59,303
		96,023
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	436	18,872
Nucor Corp.	77	10,009
		28,881
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips	645	57,911
Diamondback Energy, Inc.	178	24,504
EOG Resources, Inc.	574	68,649
Exxon Mobil Corp.	1,415	152,478
		303,542
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	372	18,277
Personal Care Products — 0.2%
Kenvue, Inc.	830	17,371
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	1,235	57,176
Eli Lilly & Co.	144	112,076
Johnson & Johnson	640	97,845
Merck & Co., Inc.	229	18,102
		285,199
Professional Services — 0.4%
Leidos Holdings, Inc.	256	40,356
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	267	16,475
Semiconductors & Semiconductor Equipment — 13.7%
Analog Devices, Inc.	358	85,266
Broadcom, Inc.	976	269,053
Lam Research Corp.	889	86,566
Micron Technology, Inc.	402	49,557
NVIDIA Corp.	5,448	860,765
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (Netherlands)	317	69,119
Texas Instruments, Inc.	415	86,095
		1,506,421
Software — 11.8%
Cadence Design Systems, Inc. *	96	29,568
Crowdstrike Holdings, Inc., Class A *	11	5,656
Intuit, Inc.	54	42,840
Microsoft Corp.	1,777	884,086
Oracle Corp.	562	122,749
Palantir Technologies, Inc., Class A *	286	38,923
Salesforce, Inc.	337	91,815
ServiceNow, Inc. *	85	87,408
		1,303,045
Specialized REITs — 0.6%
Equinix, Inc.	46	36,792
SBA Communications Corp.	148	34,809
		71,601
Specialty Retail — 1.8%
AutoZone, Inc. *	5	17,574
Burlington Stores, Inc. *	127	29,666
Lowe's Cos., Inc.	438	97,116
Ross Stores, Inc.	402	51,269
		195,625
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	3,077	631,340
Seagate Technology Holdings plc	472	68,139
Western Digital Corp.	76	4,850
		704,329
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	243	17,279
Tobacco — 0.6%
Altria Group, Inc.	355	20,853
Philip Morris International, Inc.	281	51,130
		71,983
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	20	15,268
Total Common Stocks (Cost $6,139,934)		11,015,909
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $49,268)	49,265	49,275
Total Investments — 100.3% (Cost $6,189,202)		11,065,184
Liabilities in Excess of Other Assets — (0.3)%		(32,646)
NET ASSETS — 100.0%		11,032,538

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	62	09/19/2025	USD	19,377	694

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	55

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 1.9%
Howmet Aerospace, Inc.	28	5,187
Automobiles — 1.2%
Tesla, Inc. *	10	3,156
Banks — 3.5%
Bank of America Corp.	86	4,039
Fifth Third Bancorp	42	1,730
Wells Fargo & Co.	47	3,789
		9,558
Biotechnology — 3.7%
AbbVie, Inc.	32	5,944
Regeneron Pharmaceuticals, Inc.	3	1,770
Vertex Pharmaceuticals, Inc. *	5	2,260
		9,974
Broadline Retail — 4.9%
Amazon.com, Inc. *	61	13,280
Building Products — 1.7%
Trane Technologies plc	11	4,604
Capital Markets — 2.0%
Ameriprise Financial, Inc.	3	1,922
Charles Schwab Corp. (The)	39	3,532
		5,454
Chemicals — 2.2%
Ecolab, Inc.	10	2,596
Linde plc	7	3,346
		5,942
Consumer Finance — 0.7%
American Express Co.	6	1,777
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	129	3,735
Electric Utilities — 1.8%
NextEra Energy, Inc.	51	3,511
PG&E Corp.	91	1,277
		4,788
Electrical Equipment — 2.0%
Eaton Corp. plc	8	2,807
Emerson Electric Co.	19	2,579
		5,386
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — 1.7%
Walt Disney Co. (The)	30	3,672
Warner Music Group Corp., Class A	35	963
		4,635
Financial Services — 7.2%
Corpay, Inc. *	8	2,627
Fidelity National Information Services, Inc.	44	3,599
Mastercard, Inc., Class A	22	12,154
Toast, Inc., Class A *	25	1,106
		19,486
Ground Transportation — 0.8%
CSX Corp.	71	2,314
Health Care Equipment & Supplies — 2.8%
Edwards Lifesciences Corp. *	28	2,166
Medtronic plc	21	1,862
Stryker Corp.	9	3,625
		7,653
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	12	3,654
Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc.	13	929
Ventas, Inc.	31	1,942
		2,871
Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill, Inc. *	62	3,514
Hilton Worldwide Holdings, Inc.	10	2,633
		6,147
Household Products — 1.7%
Procter & Gamble Co. (The)	30	4,710
Insurance — 3.1%
Aon plc, Class A	12	4,129
Arthur J Gallagher & Co.	13	4,175
		8,304
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	48	8,503
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	27	2,113
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 1.3%
Danaher Corp.	8	1,580
Thermo Fisher Scientific, Inc.	4	1,822
		3,402
Machinery — 2.3%
Ingersoll Rand, Inc.	38	3,187
Otis Worldwide Corp.	32	3,181
		6,368
Media — 0.8%
Charter Communications, Inc., Class A *	5	2,181
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	55	2,523
Eli Lilly & Co.	2	1,706
		4,229
Semiconductors & Semiconductor Equipment — 14.8%
Analog Devices, Inc.	12	2,974
Broadcom, Inc.	16	4,425
Micron Technology, Inc.	13	1,658
NVIDIA Corp.	148	23,304
NXP Semiconductors NV (Netherlands)	11	2,420
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	11	2,492
Texas Instruments, Inc.	14	2,859
		40,132
Software — 13.0%
Microsoft Corp.	55	27,435
Oracle Corp.	23	4,966
Salesforce, Inc.	11	2,962
		35,363
Specialized REITs — 1.4%
American Tower Corp.	9	2,007
Equinix, Inc.	2	1,808
		3,815
Specialty Retail — 3.1%
Burlington Stores, Inc. *	11	2,638
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Lowe's Cos., Inc.	18	3,968
Ross Stores, Inc.	14	1,784
		8,390
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	80	16,403
Western Digital Corp.	31	2,017
		18,420
Trading Companies & Distributors — 0.8%
United Rentals, Inc.	3	2,267
Total Common Stocks (Cost $198,980)		267,798
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $3,095)	3,095	3,096
Total Investments — 99.9% (Cost $202,075)		270,894
Other Assets in Excess of Liabilities — 0.1%		213
NET ASSETS — 100.0%		271,107

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	57

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	6	09/19/2025	USD	1,875	54

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Large Cap Funds	June 30, 2025

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.0%
Aerospace & Defense — 3.9%
General Dynamics Corp.	347	101,225
Northrop Grumman Corp.	82	41,059
RTX Corp.	714	104,181
		246,465
Banks — 8.4%
Bank of America Corp.	3,440	162,796
First Citizens BancShares, Inc., Class A	28	54,196
M&T Bank Corp.	332	64,391
PNC Financial Services Group, Inc. (The)	144	26,913
Wells Fargo & Co.	2,827	226,498
		534,794
Beverages — 0.7%
PepsiCo, Inc.	325	42,916
Biotechnology — 2.2%
AbbVie, Inc.	392	72,734
Regeneron Pharmaceuticals, Inc.	58	30,444
Vertex Pharmaceuticals, Inc. *	83	37,144
		140,322
Broadline Retail — 1.1%
Amazon.com, Inc. *	309	67,831
Building Products — 2.2%
Carrier Global Corp.	1,887	138,105
Capital Markets — 7.6%
Ares Management Corp. (a)	337	58,310
Blackrock, Inc.	48	50,525
Blackstone, Inc.	370	55,272
Charles Schwab Corp. (The)	1,527	139,330
Goldman Sachs Group, Inc. (The)	118	83,658
Morgan Stanley	686	96,649
		483,744
Chemicals — 2.3%
Air Products and Chemicals, Inc.	370	104,411
Axalta Coating Systems Ltd. *	1,433	42,539
		146,950
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	115	28,423
Construction Materials — 1.2%
Vulcan Materials Co.	298	77,701
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 3.3%
American Express Co.	321	102,345
Capital One Financial Corp.	503	107,139
		209,484
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc.	619	60,588
Containers & Packaging — 0.6%
Ball Corp.	699	39,201
Electric Utilities — 2.2%
Entergy Corp.	397	32,970
NextEra Energy, Inc.	936	64,985
Xcel Energy, Inc.	623	42,447
		140,402
Electrical Equipment — 1.9%
Eaton Corp. plc	348	124,131
Entertainment — 1.1%
Walt Disney Co. (The)	549	68,062
Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B *	241	117,151
Fidelity National Information Services, Inc.	592	48,228
Fiserv, Inc. *	408	70,269
		235,648
Food Products — 0.7%
Mondelez International, Inc., Class A	699	47,154
Ground Transportation — 2.5%
CSX Corp.	2,600	84,843
Union Pacific Corp.	334	76,743
		161,586
Health Care Equipment & Supplies — 1.9%
Becton Dickinson & Co.	216	37,242
Boston Scientific Corp. *	466	49,996
Medtronic plc	375	32,729
		119,967
Health Care Providers & Services — 4.4%
Cardinal Health, Inc.	329	55,253
Cigna Group (The)	231	76,363
CVS Health Corp.	714	49,251
UnitedHealth Group, Inc.	313	97,628
		278,495
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	59

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.6%
Ventas, Inc.	659	41,603
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	2,313	35,531
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	7	37,086
McDonald's Corp.	280	81,922
		119,008
Household Products — 1.0%
Procter & Gamble Co. (The)	422	67,243
Industrial Conglomerates — 0.9%
3M Co.	394	59,973
Industrial REITs — 0.3%
Prologis, Inc.	199	20,887
Insurance — 3.2%
Arthur J Gallagher & Co.	189	60,417
Chubb Ltd.	202	58,693
Progressive Corp. (The)	229	61,029
Travelers Cos., Inc. (The)	82	21,966
		202,105
Interactive Media & Services — 1.8%
Alphabet, Inc., Class C	371	65,865
Meta Platforms, Inc., Class A	69	50,550
		116,415
IT Services — 0.7%
International Business Machines Corp.	153	45,032
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	111	45,104
Machinery — 3.5%
Deere & Co.	142	72,223
Dover Corp.	485	88,865
Parker-Hannifin Corp.	92	64,365
		225,453
Media — 1.0%
Comcast Corp., Class A	1,866	66,592
Multi-Utilities — 1.7%
CMS Energy Corp.	860	59,552
Public Service Enterprise Group, Inc.	553	46,580
		106,132
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	728	104,227
ConocoPhillips	1,240	111,257
EOG Resources, Inc.	661	79,043
Exxon Mobil Corp.	599	64,594
		359,121
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,512	69,992
Eli Lilly & Co.	44	34,443
Johnson & Johnson	514	78,511
Merck & Co., Inc.	630	49,848
		232,794
Residential REITs — 0.3%
AvalonBay Communities, Inc.	92	18,773
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. *	264	37,438
Analog Devices, Inc.	483	114,873
Micron Technology, Inc.	316	39,019
NXP Semiconductors NV (Netherlands)	314	68,560
Texas Instruments, Inc.	495	102,772
		362,662
Software — 1.8%
Microsoft Corp.	236	117,572
Specialized REITs — 0.5%
American Tower Corp.	147	32,439
Specialty Retail — 5.5%
AutoZone, Inc. *	14	53,671
Home Depot, Inc. (The)	229	83,862
Lowe's Cos., Inc.	431	95,647
O'Reilly Automotive, Inc. *	443	39,935
TJX Cos., Inc. (The)	655	80,871
		353,986
Technology Hardware, Storage & Peripherals — 0.7%
Western Digital Corp.	677	43,302
Tobacco — 2.2%
Philip Morris International, Inc.	778	141,750
Total Common Stocks (Cost $4,576,049)		6,205,446
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Large Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.3%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $184,748)	184,714	184,750
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $23,649)	23,649	23,649
Total Short-Term Investments (Cost $208,397)		208,399
Total Investments — 100.3% (Cost $4,784,446)		6,413,845
Liabilities in Excess of Other Assets — (0.3)%		(16,824)
NET ASSETS — 100.0%		6,397,021

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $23,174.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	61

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$43,725,594	$11,195,594	$6,335,511	$20,947,622
Investments in affiliates, at value	76,341	203,994	9,909	1,013,700
Options purchased, at value	—	—	—	292,067
Cash	574	—	55,073	—
Deposits at broker for futures contracts	—	2,699	—	75,388
Receivables:
Investment securities sold	86,289	142,614	62,948	848,981
Fund shares sold	16,489	1,244	9,042	100,369
Interest from non-affiliates	—	16	22,287	—
Dividends from non-affiliates	41,329	5,772	4,483	12,305
Dividends from affiliates	9	73	1	947
Securities lending income (See Note 2.C.)	— (a)	1	—	—
Variation margin on futures contracts	—	154	—	4,156
Due from adviser	—	11	—	—
Total Assets	43,946,625	11,552,172	6,499,254	23,295,535
LIABILITIES:
Payables:
Distributions	—	—	1,210	—
Investment securities purchased	2,203	—	74,278	1,918,799
Fund shares redeemed	85,463	138,329	24,994	33,463
Outstanding options written, at value	—	—	—	276,096
Accrued liabilities:
Investment advisory fees	14,177	—	1,291	4,228
Administration fees	1,260	335	389	1,026
Distribution fees	1,382	257	316	659
Service fees	4,323	302	1,091	3,880
Custodian and accounting fees	236	61	39	114
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	—	—
Other	1,558	158	185	253
Total Liabilities	110,603	139,442	103,793	2,238,518
Net Assets	$43,836,022	$11,412,730	$6,395,461	$21,057,017

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$25,130,519	$4,098,018	$6,604,475	$13,762,492
Total distributable earnings (loss)	18,705,503	7,314,712	(209,014)	7,294,525
Total Net Assets	$43,836,022	$11,412,730	$6,395,461	$21,057,017
Net Assets:
Class A	$4,653,837	$1,055,685	$572,077	$1,452,343
Class C	613,883	77,065	329,783	592,540
Class I	15,445,719	1,434,328	4,482,797	16,970,246
Class R2	93,165	—	—	—
Class R3	168,022	—	—	—
Class R4	127,515	—	—	—
Class R5	691,394	—	533	3,132
Class R6	22,042,487	8,845,652	1,010,271	2,038,756
Total	$43,836,022	$11,412,730	$6,395,461	$21,057,017
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	188,796	11,356	40,712	44,004
Class C	25,557	838	23,469	18,107
Class I	612,694	15,406	318,944	512,452
Class R2	3,803	—	—	—
Class R3	6,823	—	—	—
Class R4	5,062	—	—	—
Class R5	27,399	—	38	94
Class R6	874,434	94,979	71,895	61,418
Net Asset Value (a):
Class A — Redemption price per share	$24.65	$92.97	$14.05	$33.00
Class C — Offering price per share (b)	24.02	91.98	14.05	32.72
Class I — Offering and redemption price per share	25.21	93.10	14.06	33.12
Class R2 — Offering and redemption price per share	24.50	—	—	—
Class R3 — Offering and redemption price per share	24.62	—	—	—
Class R4 — Offering and redemption price per share	25.19	—	—	—
Class R5 — Offering and redemption price per share	25.23	—	14.05	33.18
Class R6 — Offering and redemption price per share	25.21	93.13	14.05	33.19
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$26.02	$98.12	$14.83	$34.83
Cost of investments in non-affiliates	$26,943,744	$3,765,701	$5,232,517	$11,494,121
Cost of investments in affiliates	76,334	68,896	9,909	1,013,700
Cost of options purchased	—	—	—	288,125
Premiums received from options written	—	—	—	276,232

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	63

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
ASSETS:
Investments in non-affiliates, at value	$5,456,177	$3,338,450	$113,383,348	$5,016,218
Investments in affiliates, at value	64,889	21,549	588,926	28,240
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	10,377	19,800
Options purchased, at value	4,190	16,001	—	—
Restricted cash for exchange-traded options	152	—	—	—
Cash	123	170	2,156	359
Deposits at broker for futures contracts	3,044	2,634	—	—
Receivables:
Investment securities sold	2,465	—	174,236	2,735
Fund shares sold	3,159	2,186	233,797	2,732
Interest from non-affiliates	—	—	—	127
Dividends from non-affiliates	3,118	1,899	50,201	7,210
Dividends from affiliates	8	3	71	3
Securities lending income (See Note 2.C.)	—	—	1	2
Total Assets	5,537,325	3,382,892	114,443,113	5,077,426
LIABILITIES:
Payables:
Investment securities purchased	39	—	192,888	1,872
Collateral received on securities loaned (See Note 2.C.)	—	—	10,377	19,800
Fund shares redeemed	17,687	66,336	125,375	3,093
Variation margin on futures contracts	148	285	—	—
Outstanding options written, at value	327,689	90,988	—	—
Accrued liabilities:
Investment advisory fees	1,055	662	37,247	1,461
Administration fees	317	201	—	201
Distribution fees	202	122	2,482	119
Service fees	969	605	7,986	535
Custodian and accounting fees	30	19	592	27
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	3	—
Other	171	83	1,765	299
Total Liabilities	348,307	159,301	378,715	27,407
Net Assets	$5,189,018	$3,223,591	$114,064,398	$5,050,019

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
NET ASSETS:
Paid-in-Capital	$4,520,527	$2,636,832	$61,373,587	$4,309,403
Total distributable earnings (loss)	668,491	586,759	52,690,811	740,616
Total Net Assets	$5,189,018	$3,223,591	$114,064,398	$5,050,019
Net Assets:
Class A	$251,200	$157,121	$7,748,457	$318,828
Class C	243,213	149,074	1,143,570	75,725
Class I	4,261,391	2,599,366	29,837,081	2,256,860
Class R2	—	—	273,635	17,020
Class R3	—	—	834,854	14,922
Class R4	—	—	725,170	1,210
Class R5	1,081	32	992,766	29,907
Class R6	432,133	317,998	72,508,865	2,335,547
Total	$5,189,018	$3,223,591	$114,064,398	$5,050,019
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	13,341	8,012	94,189	15,288
Class C	12,961	7,632	21,383	3,868
Class I	226,047	132,345	351,528	111,042
Class R2	—	—	3,569	826
Class R3	—	—	10,081	737
Class R4	—	—	8,565	58
Class R5	57	2	11,271	1,448
Class R6	22,905	16,174	812,224	114,247
Net Asset Value (a):
Class A — Redemption price per share	$18.83	$19.61	$82.27	$20.86
Class C — Offering price per share (b)	18.77	19.53	53.48	19.58
Class I — Offering and redemption price per share	18.85	19.64	84.88	20.32
Class R2 — Offering and redemption price per share	—	—	76.67	20.60
Class R3 — Offering and redemption price per share	—	—	82.81	20.26
Class R4 — Offering and redemption price per share	—	—	84.67	20.88
Class R5 — Offering and redemption price per share	18.86	19.66	88.09	20.64
Class R6 — Offering and redemption price per share	18.87	19.66	89.27	20.44
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$19.87	$20.70	$86.83	$22.02
Cost of investments in non-affiliates	$3,629,528	$2,252,091	$66,468,519	$4,360,844
Cost of investments in affiliates	64,889	21,549	588,912	28,237
Cost of options purchased	112,254	54,471	—	—
Investment securities on loan, at value (See Note 2.C.)	—	—	10,104	19,464
Cost of investment of cash collateral (See Note 2.C.)	—	—	10,377	19,800
Premiums received from options written	119,287	49,982	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	65

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$148,998	$32,014,319	$1,857,680	$3,889,967
Investments in affiliates, at value	615	247,623	10,767	104,257
Cash	7	922	38	350
Deposits at broker for futures contracts	—	287	1,107	4,248
Receivables:
Investment securities sold	1,264	79,144	—	1,862
Fund shares sold	15	12,899	2,601	2,677
Dividends from non-affiliates	125	15,951	676	2,427
Dividends from affiliates	— (a)	30	1	12
Tax reclaims	—	—	1	41
Securities lending income (See Note 2.C.)	—	2	—	—
Variation margin on futures contracts	—	6	64	255
Total Assets	151,024	32,371,183	1,872,935	4,006,096
LIABILITIES:
Payables:
Securities sold short, at value	—	—	—	650,616
Dividend expense to non-affiliates on securities sold short	—	—	—	828
Investment securities purchased	1,264	28,777	—	6,535
Interest expense to non-affiliates on securities sold short	—	—	—	286
Fund shares redeemed	977	148,703	770	7,638
Accrued liabilities:
Investment advisory fees	17	9,939	373	1,549
Administration fees	—	903	63	87
Distribution fees	9	1,082	69	131
Service fees	15	2,271	131	100
Custodian and accounting fees	4	176	13	26
Trustees’ and Chief Compliance Officer’s fees	—	1	— (a)	— (a)
Other	44	594	51	66
Total Liabilities	2,330	192,446	1,470	667,862
Net Assets	$148,694	$32,178,737	$1,871,465	$3,338,234

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
NET ASSETS:
Paid-in-Capital	$101,209	$16,797,769	$851,290	$1,917,987
Total distributable earnings (loss)	47,485	15,380,968	1,020,175	1,420,247
Total Net Assets	$148,694	$32,178,737	$1,871,465	$3,338,234
Net Assets:
Class A	$39,134	$2,913,795	$213,578	$362,828
Class C	1,839	533,614	11,478	92,937
Class I	68,103	5,575,707	339,058	2,027,630
Class L	—	3,137,481	—	—
Class R2	2,670	315,455	49,843	8,540
Class R3	—	277,165	—	—
Class R4	—	118,291	—	—
Class R5	3,532	1,215,149	166,104	46,122
Class R6	33,416	18,092,080	1,091,404	800,177
Total	$148,694	$32,178,737	$1,871,465	$3,338,234
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,271	112,593	2,417	17,321
Class C	61	21,881	137	5,825
Class I	2,178	214,459	3,712	91,154
Class L	—	120,331	—	—
Class R2	88	12,384	593	474
Class R3	—	10,770	—	—
Class R4	—	4,558	—	—
Class R5	113	46,578	1,859	2,038
Class R6	1,066	691,450	12,217	35,351
Net Asset Value (a):
Class A — Redemption price per share	$30.79	$25.88	$88.39	$20.95
Class C — Offering price per share (b)	29.92	24.39	83.67	15.95
Class I — Offering and redemption price per share	31.26	26.00	91.35	22.24
Class L — Offering and redemption price per share	—	26.07	—	—
Class R2 — Offering and redemption price per share	30.24	25.47	84.01	18.02
Class R3 — Offering and redemption price per share	—	25.74	—	—
Class R4 — Offering and redemption price per share	—	25.95	—	—
Class R5 — Offering and redemption price per share	31.35	26.09	89.33	22.64
Class R6 — Offering and redemption price per share	31.35	26.17	89.33	22.64
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$32.50	$27.31	$93.29	$22.11
Cost of investments in non-affiliates	$110,400	$17,267,135	$929,566	$2,445,043
Cost of investments in affiliates	615	247,608	10,766	104,254
Proceeds from securities sold short	—	—	—	651,215

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	67

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
ASSETS:
Investments in non-affiliates, at value	$11,015,909	$267,798	$6,205,446
Investments in affiliates, at value	49,275	3,096	184,750
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	23,649
Cash	305	12	617
Deposits at broker for futures contracts	3,948	265	—
Receivables:
Investment securities sold	—	—	6,555
Fund shares sold	3,132	134	7,089
Dividends from non-affiliates	6,295	139	4,545
Dividends from affiliates	6	— (a)	22
Securities lending income (See Note 2.C.)	—	—	1
Variation margin on futures contracts	235	8	—
Total Assets	11,079,105	271,452	6,432,674
LIABILITIES:
Payables:
Investment securities purchased	—	—	318
Collateral received on securities loaned (See Note 2.C.)	—	—	23,649
Fund shares redeemed	44,179	221	8,084
Accrued liabilities:
Investment advisory fees	1,694	43	1,873
Administration fees	306	3	281
Distribution fees	112	21	373
Service fees	142	7	852
Custodian and accounting fees	55	7	34
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	79	43	189
Total Liabilities	46,567	345	35,653
Net Assets	$11,032,538	$271,107	$6,397,021

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
NET ASSETS:
Paid-in-Capital	$5,908,687	$186,887	$4,624,316
Total distributable earnings (loss)	5,123,851	84,220	1,772,705
Total Net Assets	$11,032,538	$271,107	$6,397,021
Net Assets:
Class A	$573,535	$91,240	$1,475,038
Class C	—	4,469	116,915
Class I	1,284,221	102,634	2,773,567
Class R2	—	—	6,751
Class R3	—	—	13,543
Class R4	—	—	3,616
Class R5	—	—	14,215
Class R6	9,174,782	72,764	1,993,376
Total	$11,032,538	$271,107	$6,397,021
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	12,737	1,142	18,238
Class C	—	57	1,653
Class I	28,102	1,271	32,108
Class R2	—	—	83
Class R3	—	—	157
Class R4	—	—	42
Class R5	—	—	163
Class R6	201,102	900	22,871
Net Asset Value (a):
Class A — Redemption price per share	$45.03	$79.94	$80.87
Class C — Offering price per share (b)	—	78.10	70.71
Class I — Offering and redemption price per share	45.70	80.79	86.38
Class R2 — Offering and redemption price per share	—	—	81.01
Class R3 — Offering and redemption price per share	—	—	86.12
Class R4 — Offering and redemption price per share	—	—	86.39
Class R5 — Offering and redemption price per share	—	—	87.12
Class R6 — Offering and redemption price per share	45.62	80.78	87.16
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$47.53	$84.37	$85.35
Cost of investments in non-affiliates	$6,139,934	$198,980	$4,576,049
Cost of investments in affiliates	49,268	3,095	184,748
Investment securities on loan, at value (See Note 2.C.)	—	—	23,174
Cost of investment of cash collateral (See Note 2.C.)	—	—	23,649

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	69

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025
(Amounts in thousands)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$103	$464,393	$852
Interest income from affiliates	1	—	—	14
Dividend income from non-affiliates	1,104,706	140,786	89,706	263,617
Dividend income from affiliates	6,542	4,576	1,921	13,863
Income from securities lending (net) (See Note 2.C.)	— (a)	13	— (a)	—
Total investment income	1,111,249	145,478	556,020	278,346
EXPENSES:
Investment advisory fees	179,024	4,354	15,921	51,582
Administration fees	15,742	7,949	4,783	12,666
Distribution fees:
Class A	11,541	2,487	1,400	3,625
Class C	5,255	646	2,374	4,206
Class R2	481	—	—	—
Class R3	435	—	—	—
Service fees:
Class A	11,541	2,487	1,400	3,625
Class C	1,752	215	791	1,402
Class I	39,659	3,425	10,927	41,251
Class R2	240	—	—	—
Class R3	435	—	—	—
Class R4	424	—	—	—
Class R5	838	—	1	5
Custodian and accounting fees	1,346	361	233	643
Interest expense to affiliates	—	— (a)	10	14
Professional fees	224	96	115	164
Trustees’ and Chief Compliance Officer’s fees	147	54	42	79
Printing and mailing costs	2,326	151	380	788
Registration and filing fees	123	49	74	69
Transfer agency fees (See Note 2.K.)	937	263	141	251
Other	369	97	87	175
Total expenses	272,839	22,634	38,679	120,545
Less fees waived	(155)	(10,723)	(57)	(667)
Less expense reimbursements	—	(57)	—	—
Net expenses	272,684	11,854	38,622	119,878
Net investment income (loss)	838,565	133,624	517,398	158,468

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$3,632,065	$83,081	$(102,076)	$1,125,971
Investments in affiliates	(53)	4,221	19	—
Options purchased	—	—	—	(1,035,773)
Futures contracts	—	2,301	1,553	89,720
Options written	—	—	—	(122,882)
Net realized gain (loss)	3,632,012	89,603	(100,504)	57,036
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,251,884	1,277,494	87,977	1,200,812
Investments in affiliates	7	50,385	— (a)	—
Options purchased	—	—	—	3,259
Futures contracts	—	989	(19)	(692)
Options written	—	—	—	(2,418)
Change in net unrealized appreciation/depreciation	1,251,891	1,328,868	87,958	1,200,961
Net realized/unrealized gains (losses)	4,883,903	1,418,471	(12,546)	1,257,997
Change in net assets resulting from operations	$5,722,468	$1,552,095	$504,852	$1,416,465

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	71

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$194	$134	$—	$—
Interest income from affiliates	5	— (a)	4	—
Dividend income from non-affiliates	67,069	38,681	643,101	94,814
Dividend income from affiliates	3,163	2,210	204,620	4,627
Income from securities lending (net) (See Note 2.C.)	—	—	15	142
Total investment income	70,431	41,025	847,740	99,583
EXPENSES:
Investment advisory fees	13,027	7,648	453,016	19,299
Administration fees	3,914	2,298	21,352	3,624
Distribution fees:
Class A	637	355	17,508	780
Class C	1,791	976	7,463	602
Class R2	—	—	1,217	79
Class R3	—	—	1,894	35
Service fees:
Class A	637	355	17,508	780
Class C	597	325	2,487	201
Class I	10,386	6,008	62,855	5,483
Class R2	—	—	609	39
Class R3	—	—	1,894	35
Class R4	—	—	1,807	4
Class R5	1	— (a)	925	35
Custodian and accounting fees	167	107	3,105	160
Interest expense to affiliates	— (a)	— (a)	17	14
Professional fees	105	98	452	72
Trustees’ and Chief Compliance Officer’s fees	39	33	294	37
Printing and mailing costs	313	152	3,912	289
Registration and filing fees	57	34	1,786	277
Transfer agency fees (See Note 2.K.)	69	37	1,621	136
Other	96	64	12,809	55
Total expenses	31,836	18,490	614,531	32,036
Less fees waived	(84)	(56)	(60,170)	(2,831)
Less expense reimbursements	—	— (a)	(188)	(23)
Net expenses	31,752	18,434	554,173	29,182
Net investment income (loss)	38,679	22,591	293,567	70,401

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$186,299	$161,486	$8,078,742	$266,671
Investments in affiliates	—	—	(342)	4
Options purchased	(58,619)	(108,470)	—	—
Futures contracts	8,194	5,142	—	—
Options written	(3,834)	10,015	—	—
Net realized gain (loss)	132,040	68,173	8,078,400	266,675
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	369,359	199,493	6,169,431	249,086
Investments in affiliates	—	—	(26)	3
Options purchased	(67,036)	(26,215)	—	—
Futures contracts	937	723	—	—
Foreign currency translations	1	—	—	—
Options written	(87,510)	(21,205)	—	—
Change in net unrealized appreciation/depreciation	215,751	152,796	6,169,405	249,089
Net realized/unrealized gains (losses)	347,791	220,969	14,247,805	515,764
Change in net assets resulting from operations	$386,470	$243,560	$14,541,372	$586,165
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	73

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$11	$131	$41	$40
Interest income from affiliates	—	2	—	— (a)
Dividend income from non-affiliates	3,337	357,394	11,952	43,048
Dividend income from affiliates	119	11,661	859	2,977
Income from securities lending (net) (See Note 2.C.)	— (a)	2	2	—
Total investment income	3,467	369,190	12,854	46,065
EXPENSES:
Investment advisory fees	504	125,310	4,991	18,383
Administration fees	126	14,390	1,249	2,124
Distribution fees:
Class A	103	6,915	476	857
Class C	16	3,802	86	582
Class R2	9	1,535	241	40
Class R3	—	634	—	—
Service fees:
Class A	103	6,915	476	857
Class C	5	1,267	28	194
Class I	201	13,492	657	4,367
Class L	—	3,360	—	—
Class R2	7	767	121	20
Class R3	—	634	—	—
Class R4	—	277	—	—
Class R5	4	1,268	159	45
Custodian and accounting fees	27	968	61	117
Interest expense to affiliates	—	—	— (a)	— (a)
Professional fees	53	180	59	73
Trustees’ and Chief Compliance Officer’s fees	25	110	30	32
Printing and mailing costs	35	1,506	47	100
Registration and filing fees	68	449	126	229
Transfer agency fees (See Note 2.K.)	10	600	55	60
Dividend expense to non-affiliates on securities sold short	—	—	—	15,781
Interest expense to non-affiliates on securities sold short	—	—	—	3,730
Other	16	303	60	36
Total expenses	1,312	184,682	8,922	47,627
Less fees waived	(461)	(5,969)	(1,037)	(7,171)
Less expense reimbursements	—	(212)	(1)	—
Net expenses	851	178,501	7,884	40,456
Net investment income (loss)	2,616	190,689	4,970	5,609

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$11,863	$1,056,945	$122,865	$85,084
Investments in affiliates	— (a)	77	— (a)	4
Futures contracts	463	(527)	2,037	(560)
Securities sold short	—	—	—	(36,704)
Net realized gain (loss)	12,326	1,056,495	124,902	47,824
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	3,892	2,378,922	108,543	303,060
Investments in affiliates	— (a)	15	— (a)	3
Futures contracts	(4)	13	262	1,616
Securities sold short	—	—	—	(24,429)
Change in net unrealized appreciation/depreciation	3,888	2,378,950	108,805	280,250
Net realized/unrealized gains (losses)	16,214	3,435,445	233,707	328,074
Change in net assets resulting from operations	$18,830	$3,626,134	$238,677	$333,683

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	75

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$411	$10	$—
Interest income from affiliates	1	—	—
Dividend income from non-affiliates	130,277	2,539	120,790
Dividend income from affiliates	6,862	209	5,203
Income from securities lending (net) (See Note 2.C.)	—	—	1
Total investment income	137,551	2,758	125,994
EXPENSES:
Investment advisory fees	25,541	706	24,434
Administration fees	7,615	177	4,588
Distribution fees:
Class A	699	174	3,462
Class C	—	34	896
Class R2	—	—	32
Class R3	—	—	25
Service fees:
Class A	699	174	3,462
Class C	—	11	299
Class I	2,822	228	6,594
Class R2	—	—	16
Class R3	—	—	25
Class R4	—	—	6
Class R5	—	—	13
Custodian and accounting fees	312	32	193
Interest expense to affiliates	— (a)	—	— (a)
Professional fees	96	52	77
Trustees’ and Chief Compliance Officer’s fees	52	26	42
Printing and mailing costs	249	36	324
Registration and filing fees	126	51	76
Transfer agency fees (See Note 2.K.)	112	11	222
Other	137	15	66
Total expenses	38,460	1,727	44,852
Less fees waived	(10,942)	(640)	(3,223)
Less expense reimbursements	—	—	(35)
Net expenses	27,518	1,087	41,594
Net investment income (loss)	110,033	1,671	84,400

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$490,637	$31,751	$203,537
Investments in affiliates	41	— (a)	(9)
Futures contracts	(2,554)	209	—
Net realized gain (loss)	488,124	31,960	203,528
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	722,109	(4,997)	368,895
Investments in affiliates	2	1	2
Futures contracts	196	54	—
Change in net unrealized appreciation/depreciation	722,307	(4,942)	368,897
Net realized/unrealized gains (losses)	1,210,431	27,018	572,425
Change in net assets resulting from operations	$1,320,464	$28,689	$656,825

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$838,565	$967,577	$133,624	$125,583
Net realized gain (loss)	3,632,012	1,672,053	89,603	2,286
Change in net unrealized appreciation/depreciation	1,251,891	1,970,620	1,328,868	1,877,339
Change in net assets resulting from operations	5,722,468	4,610,250	1,552,095	2,005,208
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(350,071)	(112,167)	(8,784)	(8,930)
Class C	(51,812)	(18,317)	(225)	(423)
Class I	(1,213,461)	(468,850)	(15,600)	(14,562)
Class R2	(7,022)	(2,327)	—	—
Class R3	(13,098)	(5,254)	—	—
Class R4	(12,783)	(5,968)	—	—
Class R5	(65,204)	(33,424)	—	—
Class R6	(1,755,520)	(659,708)	(108,455)	(101,653)
Total distributions to shareholders	(3,468,971)	(1,306,015)	(133,064)	(125,568)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(2,984,260)	(6,628,397)	(345,226)	437,146
NET ASSETS:
Change in net assets	(730,763)	(3,324,162)	1,073,805	2,316,786
Beginning of period	44,566,785	47,890,947	10,338,925	8,022,139
End of period	$43,836,022	$44,566,785	$11,412,730	$10,338,925
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$517,398	$436,248	$158,468	$159,643
Net realized gain (loss)	(100,504)	(458,247)	57,036	(704,124)
Change in net unrealized appreciation/depreciation	87,958	602,515	1,200,961	2,853,258
Change in net assets resulting from operations	504,852	580,516	1,416,465	2,308,777
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(44,323)	(32,790)	(7,480)	(8,877)
Class C	(23,497)	(17,436)	(387)	(1,002)
Class I	(356,815)	(281,176)	(126,088)	(127,914)
Class R5	(40)	(33)	(42)	(63)
Class R6	(93,384)	(105,843)	(21,402)	(21,019)
Total distributions to shareholders	(518,059)	(437,278)	(155,399)	(158,875)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	182,010	261,302	104,501	1,532,084
NET ASSETS:
Change in net assets	168,803	404,540	1,365,567	3,681,986
Beginning of period	6,226,658	5,822,118	19,691,450	16,009,464
End of period	$6,395,461	$6,226,658	$21,057,017	$19,691,450
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$38,679	$42,041	$22,591	$23,775
Net realized gain (loss)	132,040	(296,445)	68,173	(116,734)
Change in net unrealized appreciation/depreciation	215,751	811,804	152,796	563,782
Change in net assets resulting from operations	386,470	557,400	243,560	470,823
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,231)	(1,710)	(654)	(813)
Class C	(141)	(423)	(68)	(203)
Class I	(30,799)	(34,362)	(17,571)	(19,234)
Class R5	(8)	(9)	— (a)	— (a)
Class R6	(5,788)	(5,646)	(3,828)	(3,412)
Total distributions to shareholders	(37,967)	(42,150)	(22,121)	(23,662)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	87,975	(376,204)	95,306	126,169
NET ASSETS:
Change in net assets	436,478	139,046	316,745	573,330
Beginning of period	4,752,540	4,613,494	2,906,846	2,333,516
End of period	$5,189,018	$4,752,540	$3,223,591	$2,906,846

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$293,567	$114,173	$70,401	$65,058
Net realized gain (loss)	8,078,400	954,304	266,675	322,875
Change in net unrealized appreciation/depreciation	6,169,405	23,164,754	249,089	76,976
Change in net assets resulting from operations	14,541,372	24,233,231	586,165	464,909
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(73,377)	—	(30,009)	(14,392)
Class C	(15,893)	—	(8,026)	(3,999)
Class I	(254,318)	(21,930)	(229,234)	(74,780)
Class R2	(2,693)	—	(1,495)	(679)
Class R3	(7,938)	(347)	(1,406)	(632)
Class R4	(7,545)	(851)	(171)	(78)
Class R5	(10,307)	(2,077)	(3,551)	(1,765)
Class R6	(770,115)	(144,889)	(224,967)	(101,287)
Total distributions to shareholders	(1,142,186)	(170,094)	(498,859)	(197,612)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	6,585,164	9,430,366	722,622	505,241
NET ASSETS:
Change in net assets	19,984,350	33,493,503	809,928	772,538
Beginning of period	94,080,048	60,586,545	4,240,091	3,467,553
End of period	$114,064,398	$94,080,048	$5,050,019	$4,240,091
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,616	$3,043	$190,689	$226,826
Net realized gain (loss)	12,326	10,911	1,056,495	1,497,047
Change in net unrealized appreciation/depreciation	3,888	10,558	2,378,950	4,443,808
Change in net assets resulting from operations	18,830	24,512	3,626,134	6,167,681
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,119)	(2,997)	(160,572)	(34,267)
Class C	(154)	(217)	(29,799)	(5,216)
Class I	(6,047)	(5,794)	(325,048)	(75,398)
Class L	—	—	(222,450)	(43,883)
Class R2	(194)	(171)	(17,541)	(3,653)
Class R3	—	—	(14,448)	(3,237)
Class R4	—	—	(6,843)	(1,479)
Class R5	(292)	(281)	(78,964)	(22,826)
Class R6	(2,876)	(2,739)	(1,064,602)	(300,012)
Total distributions to shareholders	(12,682)	(12,199)	(1,920,267)	(489,971)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(26,844)	(20,502)	659,457	962,638
NET ASSETS:
Change in net assets	(20,696)	(8,189)	2,365,324	6,640,348
Beginning of period	169,390	177,579	29,813,413	23,173,065
End of period	$148,694	$169,390	$32,178,737	$29,813,413
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,970	$4,220	$5,609	$2,221
Net realized gain (loss)	124,902	71,910	47,824	148,703
Change in net unrealized appreciation/depreciation	108,805	322,150	280,250	356,094
Change in net assets resulting from operations	238,677	398,280	333,683	507,018
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,778)	(930)	(22,370)	(26,732)
Class C	(683)	(78)	(6,307)	(5,198)
Class I	(11,444)	(1,115)	(107,912)	(100,147)
Class R2	(2,874)	(264)	(592)	(770)
Class R5	(9,189)	(1,369)	(2,791)	(3,591)
Class R6	(57,887)	(8,988)	(35,849)	(32,343)
Total distributions to shareholders	(92,855)	(12,744)	(175,821)	(168,781)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	211,261	(17,228)	792,132	621,584
NET ASSETS:
Change in net assets	357,083	368,308	949,994	959,821
Beginning of period	1,514,382	1,146,074	2,388,240	1,428,419
End of period	$1,871,465	$1,514,382	$3,338,234	$2,388,240
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$110,033	$96,297	$1,671	$1,672
Net realized gain (loss)	488,124	389,481	31,960	7,449
Change in net unrealized appreciation/depreciation	722,307	1,483,268	(4,942)	38,938
Change in net assets resulting from operations	1,320,464	1,969,046	28,689	48,059
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(11,151)	(1,743)	(369)	(381)
Class C	—	—	(1)	(10)
Class I	(70,693)	(9,378)	(680)	(761)
Class R6	(531,861)	(94,354)	(570)	(586)
Total distributions to shareholders	(613,705)	(105,475)	(1,620)	(1,738)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	954,145	(52,956)	26,567	(4,851)
NET ASSETS:
Change in net assets	1,660,904	1,810,615	53,636	41,470
Beginning of period	9,371,634	7,561,019	217,471	176,001
End of period	$11,032,538	$9,371,634	$271,107	$217,471
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$84,400	$81,408
Net realized gain (loss)	203,528	51,708
Change in net unrealized appreciation/depreciation	368,897	568,618
Change in net assets resulting from operations	656,825	701,734
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(37,003)	(15,859)
Class C	(3,127)	(1,227)
Class I	(71,787)	(35,684)
Class R2	(158)	(63)
Class R3	(254)	(126)
Class R4	(58)	(48)
Class R5	(397)	(164)
Class R6	(56,148)	(29,023)
Total distributions to shareholders	(168,932)	(82,194)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	211,140	373,543
NET ASSETS:
Change in net assets	699,033	993,083
Beginning of period	5,697,988	4,704,905
End of period	$6,397,021	$5,697,988
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$555,740	$474,879	$99,188	$101,173
Distributions reinvested	324,641	104,336	8,400	8,584
Cost of shares redeemed	(894,899)	(867,859)	(132,757)	(102,906)
Change in net assets resulting from Class A capital transactions	(14,518)	(288,644)	(25,169)	6,851
Class C
Proceeds from shares issued	49,178	27,076	6,265	9,259
Distributions reinvested	48,821	16,905	213	379
Cost of shares redeemed	(273,537)	(343,123)	(32,004)	(27,876)
Change in net assets resulting from Class C capital transactions	(175,538)	(299,142)	(25,526)	(18,238)
Class I
Proceeds from shares issued	1,949,103	2,197,361	415,258	284,182
Distributions reinvested	1,095,729	424,957	14,937	13,817
Cost of shares redeemed	(4,522,118)	(6,220,404)	(432,614)	(231,292)
Change in net assets resulting from Class I capital transactions	(1,477,286)	(3,598,086)	(2,419)	66,707
Class R2
Proceeds from shares issued	11,718	10,900	—	—
Distributions reinvested	6,934	2,295	—	—
Cost of shares redeemed	(26,808)	(28,544)	—	—
Change in net assets resulting from Class R2 capital transactions	(8,156)	(15,349)	—	—
Class R3
Proceeds from shares issued	28,040	31,210	—	—
Distributions reinvested	10,554	4,282	—	—
Cost of shares redeemed	(55,097)	(105,455)	—	—
Change in net assets resulting from Class R3 capital transactions	(16,503)	(69,963)	—	—
Class R4
Proceeds from shares issued	36,575	26,494	—	—
Distributions reinvested	12,783	5,968	—	—
Cost of shares redeemed	(132,388)	(97,769)	—	—
Change in net assets resulting from Class R4 capital transactions	(83,030)	(65,307)	—	—
Class R5
Proceeds from shares issued	91,207	160,612	—	—
Distributions reinvested	63,131	32,722	—	—
Cost of shares redeemed	(367,523)	(667,169)	—	—
Change in net assets resulting from Class R5 capital transactions	(213,185)	(473,835)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$2,524,007	$2,874,729	$1,238,525	$1,054,010
Distributions reinvested	1,704,252	636,688	107,688	100,847
Cost of shares redeemed	(5,224,303)	(5,329,488)	(1,638,325)	(773,031)
Change in net assets resulting from Class R6 capital transactions	(996,044)	(1,818,071)	(292,112)	381,826
Total change in net assets resulting from capital transactions	$(2,984,260)	$(6,628,397)	$(345,226)	$437,146
SHARE TRANSACTIONS:
Class A
Issued	22,818	21,168	1,144	1,423
Reinvested	13,333	4,674	96	118
Redeemed	(36,814)	(38,804)	(1,539)	(1,449)
Change in Class A Shares	(663)	(12,962)	(299)	92
Class C
Issued	2,069	1,226	75	134
Reinvested	2,058	777	2	5
Redeemed	(11,531)	(15,780)	(374)	(400)
Change in Class C Shares	(7,404)	(13,777)	(297)	(261)
Class I
Issued	78,437	96,189	4,848	4,014
Reinvested	43,999	18,672	170	190
Redeemed	(181,387)	(272,863)	(5,053)	(3,211)
Change in Class I Shares	(58,951)	(158,002)	(35)	993
Class R2
Issued	485	488	—	—
Reinvested	287	104	—	—
Redeemed	(1,103)	(1,286)	—	—
Change in Class R2 Shares	(331)	(694)	—	—
Class R3
Issued	1,156	1,384	—	—
Reinvested	434	192	—	—
Redeemed	(2,258)	(4,608)	—	—
Change in Class R3 Shares	(668)	(3,032)	—	—
Class R4
Issued	1,465	1,160	—	—
Reinvested	514	263	—	—
Redeemed	(5,322)	(4,363)	—	—
Change in Class R4 Shares	(3,343)	(2,940)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	3,653	7,004	—	—
Reinvested	2,532	1,438	—	—
Redeemed	(14,705)	(28,437)	—	—
Change in Class R5 Shares	(8,520)	(19,995)	—	—
Class R6
Issued	101,438	125,803	14,545	14,642
Reinvested	68,428	27,943	1,225	1,384
Redeemed	(209,602)	(232,690)	(18,797)	(10,801)
Change in Class R6 Shares	(39,736)	(78,944)	(3,027)	5,225
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$167,635	$251,147	$433,602	$366,327
Distributions reinvested	43,974	32,489	7,426	8,829
Cost of shares redeemed	(165,062)	(151,996)	(468,982)	(414,037)
Change in net assets resulting from Class A capital transactions	46,547	131,640	(27,954)	(38,881)
Class C
Proceeds from shares issued	72,603	91,300	151,872	105,638
Distributions reinvested	23,363	17,368	385	1,002
Cost of shares redeemed	(61,736)	(42,446)	(101,015)	(89,357)
Change in net assets resulting from Class C capital transactions	34,230	66,222	51,242	17,283
Class I
Proceeds from shares issued	1,860,331	1,899,414	4,931,189	4,608,281
Distributions reinvested	348,924	274,702	123,002	124,164
Cost of shares redeemed	(1,874,710)	(1,747,336)	(4,629,408)	(3,579,626)
Change in net assets resulting from Class I capital transactions	334,545	426,780	424,783	1,152,819
Class R5
Proceeds from shares issued	596	374	755	661
Distributions reinvested	39	33	42	63
Cost of shares redeemed	(368)	(824)	(3,745)	(1,654)
Change in net assets resulting from Class R5 capital transactions	267	(417)	(2,948)	(930)
Class R6
Proceeds from shares issued	46,941	89,356	1,051,969	994,924
Distributions reinvested	87,749	99,145	11,285	10,673
Cost of shares redeemed	(368,269)	(551,424)	(1,403,876)	(603,804)
Change in net assets resulting from Class R6 capital transactions	(233,579)	(362,923)	(340,622)	401,793
Total change in net assets resulting from capital transactions	$182,010	$261,302	$104,501	$1,532,084
SHARE TRANSACTIONS:
Class A
Issued	11,673	18,250	13,424	12,875
Reinvested	3,068	2,356	228	310
Redeemed	(11,580)	(11,084)	(14,512)	(14,536)
Change in Class A Shares	3,161	9,522	(860)	(1,351)
Class C
Issued	5,047	6,633	4,714	3,734
Reinvested	1,631	1,259	12	36
Redeemed	(4,314)	(3,070)	(3,148)	(3,196)
Change in Class C Shares	2,364	4,822	1,578	574
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	130,053	137,688	152,732	161,008
Reinvested	24,338	19,915	3,759	4,320
Redeemed	(131,228)	(127,259)	(143,167)	(125,195)
Change in Class I Shares	23,163	30,344	13,324	40,133
Class R5
Issued	42	26	23	24
Reinvested	3	3	1	2
Redeemed	(28)	(60)	(116)	(58)
Change in Class R5 Shares	17	(31)	(92)	(32)
Class R6
Issued	3,279	6,496	32,862	34,871
Reinvested	6,113	7,203	344	369
Redeemed	(25,699)	(40,090)	(43,210)	(21,331)
Change in Class R6 Shares	(16,307)	(26,391)	(10,004)	13,909
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$53,180	$52,638	$50,870	$41,397
Distributions reinvested	1,227	1,707	653	810
Cost of shares redeemed	(72,587)	(99,956)	(43,353)	(42,917)
Change in net assets resulting from Class A capital transactions	(18,180)	(45,611)	8,170	(710)
Class C
Proceeds from shares issued	46,176	32,284	37,734	26,762
Distributions reinvested	140	422	67	201
Cost of shares redeemed	(47,195)	(63,073)	(18,575)	(28,818)
Change in net assets resulting from Class C capital transactions	(879)	(30,367)	19,226	(1,855)
Class I
Proceeds from shares issued	1,709,276	1,701,540	1,248,542	1,157,344
Distributions reinvested	30,066	33,482	17,272	18,942
Cost of shares redeemed	(1,617,312)	(1,918,291)	(1,121,441)	(1,170,627)
Change in net assets resulting from Class I capital transactions	122,030	(183,269)	144,373	5,659
Class R5
Proceeds from shares issued	356	71	6	—
Distributions reinvested	8	9	— (a)	— (a)
Cost of shares redeemed	(229)	(108)	— (a)	(5)
Change in net assets resulting from Class R5 capital transactions	135	(28)	6	(5)
Class R6
Proceeds from shares issued	696,148	311,448	229,540	258,885
Distributions reinvested	5,347	5,331	3,368	3,148
Cost of shares redeemed	(716,626)	(433,708)	(309,377)	(138,953)
Change in net assets resulting from Class R6 capital transactions	(15,131)	(116,929)	(76,469)	123,080
Total change in net assets resulting from capital transactions	$87,975	$(376,204)	$95,306	$126,169
SHARE TRANSACTIONS:
Class A
Issued	2,896	3,318	2,659	2,520
Reinvested	67	106	34	49
Redeemed	(3,965)	(6,235)	(2,287)	(2,598)
Change in Class A Shares	(1,002)	(2,811)	406	(29)
Class C
Issued	2,525	2,018	1,986	1,654
Reinvested	8	27	4	12
Redeemed	(2,589)	(3,959)	(985)	(1,759)
Change in Class C Shares	(56)	(1,914)	1,005	(93)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	93,439	106,534	65,878	70,639
Reinvested	1,630	2,072	900	1,131
Redeemed	(88,889)	(119,230)	(59,100)	(70,009)
Change in Class I Shares	6,180	(10,624)	7,678	1,761
Class R5
Issued	19	4	1	—
Reinvested	— (a)	1	— (a)	— (a)
Redeemed	(12)	(7)	— (a)	(1)
Change in Class R5 Shares	7	(2)	1	(1)
Class R6
Issued	38,309	19,836	12,266	15,990
Reinvested	290	332	176	186
Redeemed	(39,290)	(26,802)	(16,225)	(8,076)
Change in Class R6 Shares	(691)	(6,634)	(3,783)	8,100

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,365,507	$1,164,930	$52,975	$42,710
Distributions reinvested	68,401	—	29,497	14,115
Cost of shares redeemed	(1,303,748)	(909,031)	(68,031)	(70,402)
Change in net assets resulting from Class A capital transactions	130,160	255,899	14,441	(13,577)
Class C
Proceeds from shares issued	314,836	216,550	10,817	10,707
Distributions reinvested	14,918	—	8,012	3,987
Cost of shares redeemed	(205,022)	(174,049)	(25,659)	(30,486)
Change in net assets resulting from Class C capital transactions	124,732	42,501	(6,830)	(15,792)
Class I
Proceeds from shares issued	8,851,531	6,590,720	1,038,031	1,012,719
Distributions reinvested	229,506	19,621	209,647	68,827
Cost of shares redeemed	(5,429,101)	(5,408,878)	(853,169)	(643,129)
Change in net assets resulting from Class I capital transactions	3,651,936	1,201,463	394,509	438,417
Class R2
Proceeds from shares issued	84,283	100,595	3,248	3,239
Distributions reinvested	2,674	—	1,490	677
Cost of shares redeemed	(81,309)	(51,352)	(2,633)	(4,134)
Change in net assets resulting from Class R2 capital transactions	5,648	49,243	2,105	(218)
Class R3
Proceeds from shares issued	233,009	383,762	1,737	3,405
Distributions reinvested	6,361	283	1,405	632
Cost of shares redeemed	(224,034)	(217,533)	(1,945)	(2,295)
Change in net assets resulting from Class R3 capital transactions	15,336	166,512	1,197	1,742
Class R4
Proceeds from shares issued	200,144	214,168	187	884
Distributions reinvested	7,273	826	171	77
Cost of shares redeemed	(267,198)	(190,307)	(1,279)	(191)
Change in net assets resulting from Class R4 capital transactions	(59,781)	24,687	(921)	770
Class R5
Proceeds from shares issued	244,615	198,025	5,017	9,664
Distributions reinvested	9,991	2,028	3,309	1,658
Cost of shares redeemed	(379,940)	(443,519)	(15,297)	(7,983)
Change in net assets resulting from Class R5 capital transactions	(125,334)	(243,466)	(6,971)	3,339
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$15,792,636	$16,706,100	$481,222	$341,179
Distributions reinvested	734,332	137,456	219,587	99,088
Cost of shares redeemed	(13,684,501)	(8,910,029)	(375,717)	(349,707)
Change in net assets resulting from Class R6 capital transactions	2,842,467	7,933,527	325,092	90,560
Total change in net assets resulting from capital transactions	$6,585,164	$9,430,366	$722,622	$505,241
SHARE TRANSACTIONS:
Class A
Issued	18,154	19,277	2,536	2,226
Reinvested	856	—	1,399	742
Redeemed	(17,409)	(15,062)	(3,254)	(3,655)
Change in Class A Shares	1,601	4,215	681	(687)
Class C
Issued	6,392	5,351	551	588
Reinvested	286	—	404	222
Redeemed	(4,184)	(4,419)	(1,311)	(1,686)
Change in Class C Shares	2,494	932	(356)	(876)
Class I
Issued	114,687	106,184	50,643	52,517
Reinvested	2,788	330	10,201	3,692
Redeemed	(70,456)	(86,145)	(42,072)	(34,003)
Change in Class I Shares	47,019	20,369	18,772	22,206
Class R2
Issued	1,215	1,826	156	169
Reinvested	36	—	72	36
Redeemed	(1,153)	(908)	(126)	(214)
Change in Class R2 Shares	98	918	102	(9)
Class R3
Issued	3,070	6,632	86	185
Reinvested	79	5	69	34
Redeemed	(2,963)	(3,390)	(97)	(122)
Change in Class R3 Shares	186	3,247	58	97
Class R4
Issued	2,579	3,562	9	44
Reinvested	89	14	8	4
Redeemed	(3,495)	(3,025)	(63)	(10)
Change in Class R4 Shares	(827)	551	(46)	38
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	3,109	3,155	243	509
Reinvested	117	33	158	88
Redeemed	(4,765)	(7,123)	(731)	(417)
Change in Class R5 Shares	(1,539)	(3,935)	(330)	180
Class R6
Issued	194,227	260,917	24,023	18,164
Reinvested	8,521	2,206	10,624	5,288
Redeemed	(168,387)	(134,731)	(18,433)	(18,626)
Change in Class R6 Shares	34,361	128,392	16,214	4,826
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,723	$2,696	$569,469	$516,558
Distributions reinvested	2,998	2,890	153,797	32,444
Cost of shares redeemed	(8,823)	(14,989)	(549,132)	(374,492)
Change in net assets resulting from Class A capital transactions	(3,102)	(9,403)	174,134	174,510
Class C
Proceeds from shares issued	158	69	126,148	119,408
Distributions reinvested	154	217	29,002	5,089
Cost of shares redeemed	(1,007)	(2,032)	(126,062)	(133,496)
Change in net assets resulting from Class C capital transactions	(695)	(1,746)	29,088	(8,999)
Class I
Proceeds from shares issued	3,279	4,012	1,461,424	1,840,142
Distributions reinvested	6,016	5,750	309,179	73,038
Cost of shares redeemed	(25,480)	(17,778)	(1,659,072)	(936,297)
Change in net assets resulting from Class I capital transactions	(16,185)	(8,016)	111,531	976,883
Class L
Proceeds from shares issued	—	—	1,352,168	801,284
Distributions reinvested	—	—	219,329	40,704
Cost of shares redeemed	—	—	(1,492,277)	(586,876)
Change in net assets resulting from Class L capital transactions	—	—	79,220	255,112
Class R2
Proceeds from shares issued	338	452	48,938	47,504
Distributions reinvested	194	171	17,513	3,647
Cost of shares redeemed	(491)	(756)	(72,275)	(61,552)
Change in net assets resulting from Class R2 capital transactions	41	(133)	(5,824)	(10,401)
Class R3
Proceeds from shares issued	—	—	59,112	59,007
Distributions reinvested	—	—	13,155	2,921
Cost of shares redeemed	—	—	(59,642)	(50,439)
Change in net assets resulting from Class R3 capital transactions	—	—	12,625	11,489
Class R4
Proceeds from shares issued	—	—	34,630	31,595
Distributions reinvested	—	—	6,843	1,479
Cost of shares redeemed	—	—	(28,388)	(18,882)
Change in net assets resulting from Class R4 capital transactions	—	—	13,085	14,192
Class R5
Proceeds from shares issued	400	371	153,564	163,186
Distributions reinvested	292	281	76,557	21,850
Cost of shares redeemed	(1,631)	(475)	(369,833)	(243,355)
Change in net assets resulting from Class R5 capital transactions	(939)	177	(139,712)	(58,319)
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$7,368	$8,975	$3,636,203	$3,316,400
Distributions reinvested	2,876	2,739	1,027,536	291,482
Cost of shares redeemed	(16,208)	(13,095)	(4,278,429)	(3,999,711)
Change in net assets resulting from Class R6 capital transactions	(5,964)	(1,381)	385,310	(391,829)
Total change in net assets resulting from capital transactions	$(26,844)	$(20,502)	$659,457	$962,638
SHARE TRANSACTIONS:
Class A
Issued	87	97	22,837	24,290
Reinvested	98	105	6,005	1,547
Redeemed	(288)	(538)	(22,079)	(17,487)
Change in Class A Shares	(103)	(336)	6,763	8,350
Class C
Issued	4	4	5,356	5,891
Reinvested	5	8	1,199	258
Redeemed	(34)	(74)	(5,376)	(6,704)
Change in Class C Shares	(25)	(62)	1,179	(555)
Class I
Issued	104	139	58,432	86,518
Reinvested	193	206	12,026	3,445
Redeemed	(820)	(625)	(66,634)	(43,211)
Change in Class I Shares	(523)	(280)	3,824	46,752
Class L
Issued	—	—	53,957	36,125
Reinvested	—	—	8,509	1,905
Redeemed	—	—	(60,678)	(27,597)
Change in Class L Shares	—	—	1,788	10,433
Class R2
Issued	11	15	1,998	2,261
Reinvested	6	7	694	178
Redeemed	(16)	(27)	(2,941)	(2,938)
Change in Class R2 Shares	1	(5)	(249)	(499)
Class R3
Issued	—	—	2,429	2,723
Reinvested	—	—	517	140
Redeemed	—	—	(2,379)	(2,386)
Change in Class R3 Shares	—	—	567	477
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R4
Issued	—	—	1,394	1,461
Reinvested	—	—	267	70
Redeemed	—	—	(1,182)	(844)
Change in Class R4 Shares	—	—	479	687
Class R5
Issued	14	13	6,107	7,542
Reinvested	9	10	2,968	1,026
Redeemed	(52)	(17)	(14,816)	(11,204)
Change in Class R5 Shares	(29)	6	(5,741)	(2,636)
Class R6
Issued	233	309	144,904	154,693
Reinvested	92	98	39,740	13,627
Redeemed	(519)	(456)	(169,319)	(186,087)
Change in Class R6 Shares	(194)	(49)	15,325	(17,767)
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$64,942	$33,296	$74,877	$64,718
Distributions reinvested	8,363	694	21,141	24,938
Cost of shares redeemed	(44,821)	(21,103)	(70,089)	(55,910)
Change in net assets resulting from Class A capital transactions	28,484	12,887	25,929	33,746
Class C
Proceeds from shares issued	2,811	2,711	41,280	31,452
Distributions reinvested	631	73	6,210	5,042
Cost of shares redeemed	(5,035)	(5,777)	(18,342)	(13,145)
Change in net assets resulting from Class C capital transactions	(1,593)	(2,993)	29,148	23,349
Class I
Proceeds from shares issued	283,020	61,987	948,040	596,167
Distributions reinvested	9,887	928	105,451	97,364
Cost of shares redeemed	(154,031)	(28,256)	(599,365)	(256,578)
Change in net assets resulting from Class I capital transactions	138,876	34,659	454,126	436,953
Class R2
Proceeds from shares issued	10,669	9,064	1,102	818
Distributions reinvested	2,864	263	591	770
Cost of shares redeemed	(17,224)	(9,808)	(967)	(820)
Change in net assets resulting from Class R2 capital transactions	(3,691)	(481)	726	768
Class R5
Proceeds from shares issued	23,648	23,210	10,258	13,121
Distributions reinvested	9,179	1,369	2,689	3,428
Cost of shares redeemed	(38,651)	(27,279)	(14,001)	(9,310)
Change in net assets resulting from Class R5 capital transactions	(5,824)	(2,700)	(1,054)	7,239
Class R6
Proceeds from shares issued	106,830	45,206	369,467	181,885
Distributions reinvested	56,642	8,688	29,153	23,448
Cost of shares redeemed	(108,463)	(112,494)	(115,363)	(85,804)
Change in net assets resulting from Class R6 capital transactions	55,009	(58,600)	283,257	119,529
Total change in net assets resulting from capital transactions	$211,261	$(17,228)	$792,132	$621,584
SHARE TRANSACTIONS:
Class A
Issued	782	477	3,713	3,719
Reinvested	97	11	1,026	1,535
Redeemed	(548)	(310)	(3,501)	(3,214)
Change in Class A Shares	331	178	1,238	2,040
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class C
Issued	35	43	2,673	2,218
Reinvested	8	1	394	397
Redeemed	(64)	(91)	(1,204)	(939)
Change in Class C Shares	(21)	(47)	1,863	1,676
Class I
Issued	3,306	874	44,390	31,461
Reinvested	111	14	4,823	5,665
Redeemed	(1,833)	(389)	(28,502)	(13,923)
Change in Class I Shares	1,584	499	20,711	23,203
Class R2
Issued	139	140	63	52
Reinvested	35	4	33	54
Redeemed	(220)	(150)	(57)	(54)
Change in Class R2 Shares	(46)	(6)	39	52
Class R5
Issued	283	340	471	692
Reinvested	105	21	121	196
Redeemed	(467)	(394)	(652)	(494)
Change in Class R5 Shares	(79)	(33)	(60)	394
Class R6
Issued	1,298	657	17,139	9,639
Reinvested	651	131	1,310	1,342
Redeemed	(1,290)	(1,701)	(5,316)	(4,653)
Change in Class R6 Shares	659	(913)	13,133	6,328
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$625,524	$36,300	$39,391	$11,713
Distributions reinvested	11,086	1,733	365	377
Cost of shares redeemed	(300,798)	(62,673)	(17,158)	(10,547)
Change in net assets resulting from Class A capital transactions	335,812	(24,640)	22,598	1,543
Class C
Proceeds from shares issued	—	—	269	604
Distributions reinvested	—	—	— (a)	10
Cost of shares redeemed	—	—	(1,112)	(1,129)
Change in net assets resulting from Class C capital transactions	—	—	(843)	(515)
Class I
Proceeds from shares issued	670,378	154,807	24,995	14,638
Distributions reinvested	45,383	6,931	678	726
Cost of shares redeemed	(352,664)	(192,898)	(18,389)	(22,484)
Change in net assets resulting from Class I capital transactions	363,097	(31,160)	7,284	(7,120)
Class R6
Proceeds from shares issued	1,475,645	1,760,186	11,627	12,331
Distributions reinvested	522,922	93,718	570	586
Cost of shares redeemed	(1,743,331)	(1,851,060)	(14,669)	(11,676)
Change in net assets resulting from Class R6 capital transactions	255,236	2,844	(2,472)	1,241
Total change in net assets resulting from capital transactions	$954,145	$(52,956)	$26,567	$(4,851)
SHARE TRANSACTIONS:
Class A
Issued	15,453	1,000	554	188
Reinvested	252	47	5	6
Redeemed	(7,448)	(1,721)	(229)	(169)
Change in Class A Shares	8,257	(674)	330	25
Class C
Issued	—	—	3	10
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(15)	(19)
Change in Class C Shares	—	—	(12)	(9)
Class I
Issued	15,343	4,292	327	234
Reinvested	1,013	185	9	12
Redeemed	(8,205)	(5,260)	(243)	(357)
Change in Class I Shares	8,151	(783)	93	(111)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	34,292	47,236	153	194
Reinvested	11,702	2,492	7	10
Redeemed	(39,785)	(49,778)	(193)	(185)
Change in Class R6 Shares	6,209	(50)	(33)	19
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$245,906	$239,178
Distributions reinvested	34,970	14,915
Cost of shares redeemed	(170,834)	(175,303)
Change in net assets resulting from Class A capital transactions	110,042	78,790
Class C
Proceeds from shares issued	15,965	21,829
Distributions reinvested	2,906	1,126
Cost of shares redeemed	(23,703)	(29,179)
Change in net assets resulting from Class C capital transactions	(4,832)	(6,224)
Class I
Proceeds from shares issued	796,511	843,634
Distributions reinvested	66,988	33,467
Cost of shares redeemed	(735,443)	(916,296)
Change in net assets resulting from Class I capital transactions	128,056	(39,195)
Class R2
Proceeds from shares issued	1,462	1,108
Distributions reinvested	158	63
Cost of shares redeemed	(1,625)	(1,025)
Change in net assets resulting from Class R2 capital transactions	(5)	146
Class R3
Proceeds from shares issued	6,036	5,745
Distributions reinvested	86	69
Cost of shares redeemed	(2,333)	(6,310)
Change in net assets resulting from Class R3 capital transactions	3,789	(496)
Class R4
Proceeds from shares issued	2,147	925
Distributions reinvested	58	48
Cost of shares redeemed	(1,678)	(3,013)
Change in net assets resulting from Class R4 capital transactions	527	(2,040)
Class R5
Proceeds from shares issued	7,843	8,482
Distributions reinvested	380	154
Cost of shares redeemed	(4,389)	(9,314)
Change in net assets resulting from Class R5 capital transactions	3,834	(678)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	103

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$455,431	$708,739
Distributions reinvested	54,483	28,276
Cost of shares redeemed	(540,185)	(393,775)
Change in net assets resulting from Class R6 capital transactions	(30,271)	343,240
Total change in net assets resulting from capital transactions	$211,140	$373,543
SHARE TRANSACTIONS:
Class A
Issued	3,111	3,463
Reinvested	437	214
Redeemed	(2,166)	(2,531)
Change in Class A Shares	1,382	1,146
Class C
Issued	229	361
Reinvested	41	18
Redeemed	(344)	(481)
Change in Class C Shares	(74)	(102)
Class I
Issued	9,480	11,481
Reinvested	785	452
Redeemed	(8,768)	(12,435)
Change in Class I Shares	1,497	(502)
Class R2
Issued	18	17
Reinvested	2	1
Redeemed	(20)	(15)
Change in Class R2 Shares	— (a)	3
Class R3
Issued	72	79
Reinvested	1	1
Redeemed	(28)	(83)
Change in Class R3 Shares	45	(3)
Class R4
Issued	27	11
Reinvested	1	1
Redeemed	(21)	(42)
Change in Class R4 Shares	7	(30)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	91	114
Reinvested	4	2
Redeemed	(52)	(119)
Change in Class R5 Shares	43	(3)
Class R6
Issued	5,360	9,582
Reinvested	634	376
Redeemed	(6,319)	(5,220)
Change in Class R6 Shares	(325)	4,738
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	105

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED June 30, 2025
(Amounts in thousands)

JPMorgan U.S. Large Cap Core Plus Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$333,683
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investment securities	(3,049,530)
Proceeds from disposition of investment securities	2,427,627
Covers of investment securities sold short	(980,342)
Proceeds from investment securities sold short	1,017,297
Purchases of short-term investments — affiliates, net	(41,412)
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(303,060)
Change in unrealized (appreciation)/depreciation on investments in affiliates	(3)
Change in unrealized (appreciation)/depreciation on investment securities sold short	24,429
Net realized (gain)/loss on investments in non-affiliates	(85,084)
Net realized (gain)/loss on investments in affiliates	(4)
Net realized (gain)/loss on securities sold short	36,704
Increase in dividends receivable from affiliates	(3)
Increase in dividends receivable from non-affiliates	(1,333)
Increase in tax reclaims receivable	(41)
Increase in variation margin receivable	(255)
Increase in dividend expense payable to non-affiliates on securities sold short	287
Increase in interest expense payable to non-affiliates on securities sold short	49
Decrease in variation margin payable	(99)
Increase in investment advisory fees payable	464
Increase in administration fees payable	42
Increase in distribution fees payable	27
Increase in service fees payable	26
Decrease in custodian and accounting fees payable	(8)
Increase in Trustees' and Chief Compliance Officer's fees	— (a)
Increase in other accrued expenses payable	28
Net cash provided (used) by operating activities	(620,511)
Cash flows provided (used) by financing activities:
Proceeds from shares issued	1,445,948
Payment for shares redeemed	(811,493)
Cash distributions paid to shareholders (net of reinvestments $165,235)	(10,586)
Net cash provided (used) by financing activities	623,869
Cash:
Net increase (decrease) in restricted and unrestricted cash and deposits at broker	3,358
Restricted and unrestricted cash and deposits at broker at beginning of year	1,240
Restricted and unrestricted cash and deposits at broker at end of year	$4,598

(a)	Amount rounds to less than one thousand.
Supplemental disclosure of cash flow information:
For the year ended June 30, 2025 the Fund paid approximately $3,681 in interest expense.
For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.
Reconciliation of restricted and unrestricted cash and deposits at broker at the end of period to the Statements of Assets and Liabilities:
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Large Cap Funds	June 30, 2025

	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Large Cap Core Plus Fund
	June 30, 2024	June 30, 2025
Cash	$162	$350
Deposits at broker:
Futures contracts	966	4,248
Securities sold short	112	—
	$1,240	$4,598
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund
Class A
Year Ended June 30, 2025	$23.49	$0.37	$2.68	$3.05	$(0.39)	$(1.50)	$(1.89)
Year Ended June 30, 2024	21.85	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.15	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.34	0.34	(0.76)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.22	0.29	6.12	6.41	(0.29)	—	(0.29)
Class C
Year Ended June 30, 2025	22.93	0.25	2.61	2.86	(0.27)	(1.50)	(1.77)
Year Ended June 30, 2024	21.35	0.28	1.76	2.04	(0.30)	(0.16)	(0.46)
Year Ended June 30, 2023	20.68	0.28	1.09	1.37	(0.31)	(0.39)	(0.70)
Year Ended June 30, 2022	21.87	0.22	(0.75)	(0.53)	(0.22)	(0.44)	(0.66)
Year Ended June 30, 2021	15.88	0.19	6.00	6.19	(0.20)	—	(0.20)
Class I
Year Ended June 30, 2025	23.98	0.44	2.74	3.18	(0.45)	(1.50)	(1.95)
Year Ended June 30, 2024	22.29	0.46	1.86	2.32	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.56	0.46	1.13	1.59	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.76	0.40	(0.77)	(0.37)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.52	0.35	6.23	6.58	(0.34)	—	(0.34)
Class R2
Year Ended June 30, 2025	23.36	0.31	2.65	2.96	(0.32)	(1.50)	(1.82)
Year Ended June 30, 2024	21.73	0.34	1.81	2.15	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	21.04	0.34	1.10	1.44	(0.36)	(0.39)	(0.75)
Year Ended June 30, 2022	22.23	0.29	(0.77)	(0.48)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2021	16.14	0.23	6.10	6.33	(0.24)	—	(0.24)
Class R3
Year Ended June 30, 2025	23.47	0.37	2.67	3.04	(0.39)	(1.50)	(1.89)
Year Ended June 30, 2024	21.83	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.13	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.32	0.33	(0.75)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.21	0.29	6.11	6.40	(0.29)	—	(0.29)
Class R4
Year Ended June 30, 2025	23.96	0.44	2.73	3.17	(0.44)	(1.50)	(1.94)
Year Ended June 30, 2024	22.28	0.46	1.85	2.31	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.54	0.46	1.14	1.60	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.75	0.40	(0.78)	(0.38)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.51	0.35	6.23	6.58	(0.34)	—	(0.34)
Class R5
Year Ended June 30, 2025	24.00	0.48	2.73	3.21	(0.48)	(1.50)	(1.98)
Year Ended June 30, 2024	22.31	0.50	1.85	2.35	(0.50)	(0.16)	(0.66)
Year Ended June 30, 2023	21.58	0.50	1.12	1.62	(0.50)	(0.39)	(0.89)
Year Ended June 30, 2022	22.78	0.43	(0.77)	(0.34)	(0.42)	(0.44)	(0.86)
Year Ended June 30, 2021	16.53	0.37	6.25	6.62	(0.37)	—	(0.37)
Class R6
Year Ended June 30, 2025	23.98	0.51	2.73	3.24	(0.51)	(1.50)	(2.01)
Year Ended June 30, 2024	22.29	0.52	1.86	2.38	(0.53)	(0.16)	(0.69)
Year Ended June 30, 2023	21.56	0.52	1.13	1.65	(0.53)	(0.39)	(0.92)
Year Ended June 30, 2022	22.76	0.46	(0.77)	(0.31)	(0.45)	(0.44)	(0.89)
Year Ended June 30, 2021	16.52	0.39	6.24	6.63	(0.39)	—	(0.39)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$24.65	13.17%	$4,653,837	0.95%	1.53%	0.95%	20%
23.49	10.31	4,450,073	0.95	1.77	0.95	20
21.85	7.12	4,423,141	0.95	1.83	0.95	8
21.15	(2.10)	4,562,270	0.95	1.49	0.95	15
22.34	39.81	4,715,916	0.96	1.48	0.96	16

24.02	12.63	613,883	1.45	1.03	1.45	20
22.93	9.72	755,885	1.45	1.28	1.45	20
21.35	6.60	997,751	1.45	1.32	1.45	8
20.68	(2.63)	1,206,824	1.45	0.97	1.45	15
21.87	39.19	1,493,408	1.45	0.99	1.46	16

25.21	13.46	15,445,719	0.70	1.78	0.70	20
23.98	10.60	16,105,559	0.70	2.03	0.70	20
22.29	7.38	18,495,976	0.70	2.08	0.70	8
21.56	(1.87)	17,614,254	0.70	1.74	0.70	15
22.76	40.16	17,980,353	0.70	1.73	0.71	16

24.50	12.87	93,165	1.20	1.27	1.20	20
23.36	10.04	96,550	1.21	1.52	1.21	20
21.73	6.84	104,930	1.20	1.57	1.21	8
21.04	(2.36)	102,353	1.21	1.28	1.21	15
22.23	39.47	77,859	1.22	1.22	1.22	16

24.62	13.13	168,022	0.95	1.53	0.95	20
23.47	10.32	175,779	0.95	1.78	0.95	20
21.83	7.13	229,745	0.95	1.83	0.95	8
21.13	(2.10)	232,772	0.95	1.47	0.95	15
22.32	39.79	280,991	0.95	1.49	0.96	16

25.19	13.47	127,515	0.70	1.78	0.70	20
23.96	10.56	201,402	0.70	2.03	0.70	20
22.28	7.44	252,731	0.70	2.09	0.70	8
21.54	(1.91)	211,963	0.70	1.73	0.70	15
22.75	40.19	249,525	0.70	1.73	0.70	16

25.23	13.62	691,394	0.55	1.93	0.55	20
24.00	10.76	862,123	0.55	2.19	0.55	20
22.31	7.54	1,247,583	0.55	2.23	0.55	8
21.58	(1.72)	1,300,595	0.55	1.87	0.55	15
22.78	40.41	1,655,531	0.55	1.88	0.56	16

25.21	13.74	22,042,487	0.45	2.03	0.45	20
23.98	10.88	21,919,414	0.45	2.28	0.45	20
22.29	7.65	22,139,090	0.45	2.34	0.45	8
21.56	(1.62)	20,740,383	0.45	1.99	0.45	15
22.76	40.51	19,952,074	0.45	1.98	0.46	16

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Index Fund
Class A
Year Ended June 30, 2025	$81.79	$0.77	$11.18	$11.95	$(0.77)	$—	$(0.77)
Year Ended June 30, 2024	66.66	0.77	15.13	15.90	(0.77)	—	(0.77)
Year Ended June 30, 2023	56.74	0.75	9.94	10.69	(0.76)	(0.01)	(0.77)
Year Ended June 30, 2022	65.24	0.65	(7.60)	(6.95)	(0.62)	(0.93)	(1.55)
Year Ended June 30, 2021	47.11	0.62	18.24	18.86	(0.73)	—	(0.73)
Class C
Year Ended June 30, 2025	80.91	0.24	11.06	11.30	(0.23)	—	(0.23)
Year Ended June 30, 2024	65.96	0.34	14.95	15.29	(0.34)	—	(0.34)
Year Ended June 30, 2023	56.14	0.39	9.83	10.22	(0.39)	(0.01)	(0.40)
Year Ended June 30, 2022	64.55	0.25	(7.51)	(7.26)	(0.22)	(0.93)	(1.15)
Year Ended June 30, 2021	46.65	0.28	18.00	18.28	(0.38)	—	(0.38)
Class I
Year Ended June 30, 2025	81.90	0.98	11.20	12.18	(0.98)	—	(0.98)
Year Ended June 30, 2024	66.76	0.96	15.13	16.09	(0.95)	—	(0.95)
Year Ended June 30, 2023	56.81	0.90	9.96	10.86	(0.90)	(0.01)	(0.91)
Year Ended June 30, 2022	65.33	0.81	(7.62)	(6.81)	(0.78)	(0.93)	(1.71)
Year Ended June 30, 2021	47.22	0.77	18.21	18.98	(0.87)	—	(0.87)
Class R6
Year Ended June 30, 2025	81.93	1.12	11.20	12.32	(1.12)	—	(1.12)
Year Ended June 30, 2024	66.77	1.07	15.15	16.22	(1.06)	—	(1.06)
Year Ended June 30, 2023	56.83	1.00	9.95	10.95	(1.00)	(0.01)	(1.01)
Year Ended June 30, 2022	65.35	0.92	(7.62)	(6.70)	(0.89)	(0.93)	(1.82)
Year Ended June 30, 2021	47.21	0.85	18.25	19.10	(0.96)	—	(0.96)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Net expenses for Class R6 Shares are 0.044% for the year ended June 30, 2025, 0.044% for the year ended June 30, 2024, 0.045% for the year ended June 30,
2023, 0.045% for the year ended June 30, 2022 and 0.044% for the year ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$92.97	14.66%	$1,055,685	0.45%	0.89%	0.64%	12%
81.79	24.01	953,255	0.45	1.08	0.65	5
66.66	19.01	770,835	0.45	1.25	0.65	15
56.74	(11.02)	654,422	0.45	0.98	0.65	11
65.24	40.28	749,440	0.45	1.10	0.66	26

91.98	13.98	77,065	1.05	0.28	1.12	12
80.91	23.25	91,824	1.05	0.48	1.13	5
65.96	18.31	92,084	1.05	0.65	1.13	15
56.14	(11.55)	86,737	1.05	0.37	1.13	11
64.55	39.35	110,184	1.05	0.50	1.13	26

93.10	14.95	1,434,328	0.20	1.13	0.37	12
81.90	24.29	1,264,640	0.20	1.32	0.38	5
66.76	19.34	964,430	0.20	1.50	0.38	15
56.81	(10.81)	1,121,519	0.20	1.22	0.38	11
65.33	40.48	991,703	0.20	1.37	0.38	26

93.13	15.12	8,845,652	0.04 (d)	1.29	0.12	12
81.93	24.51	8,029,206	0.04 (d)	1.48	0.12	5
66.77	19.51	6,194,790	0.05 (d)	1.65	0.13	15
56.83	(10.67)	5,395,106	0.05 (d)	1.39	0.13	11
65.35	40.77	4,793,114	0.04 (d)	1.49	0.13	26

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Equity Premium Income Fund
Class A
Year Ended June 30, 2025	$14.06	$1.13	$(0.01)	$1.12	$(1.13)	$14.05
Year Ended June 30, 2024	13.72	0.97	0.34	1.31	(0.97)	14.06
Year Ended June 30, 2023	13.79	1.53	(0.13)	1.40	(1.47)	13.72
Year Ended June 30, 2022	15.23	1.46	(1.56)	(0.10)	(1.34)	13.79
Year Ended June 30, 2021	12.96	1.26	2.40	3.66	(1.39)	15.23
Class C
Year Ended June 30, 2025	14.06	1.06	(0.01)	1.05	(1.06)	14.05
Year Ended June 30, 2024	13.72	0.90	0.35	1.25	(0.91)	14.06
Year Ended June 30, 2023	13.79	1.48	(0.15)	1.33	(1.40)	13.72
Year Ended June 30, 2022	15.23	1.38	(1.56)	(0.18)	(1.26)	13.79
Year Ended June 30, 2021	12.96	1.15	2.44	3.59	(1.32)	15.23
Class I
Year Ended June 30, 2025	14.07	1.17	(0.02)	1.15	(1.16)	14.06
Year Ended June 30, 2024	13.72	1.01	0.35	1.36	(1.01)	14.07
Year Ended June 30, 2023	13.80	1.46	(0.03)	1.43	(1.51)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.54)	(0.06)	(1.37)	13.80
Year Ended June 30, 2021	12.96	1.38	2.32	3.70	(1.43)	15.23
Class R5
Year Ended June 30, 2025	14.07	1.20	(0.04)	1.16	(1.18)	14.05
Year Ended June 30, 2024	13.72	1.03	0.35	1.38	(1.03)	14.07
Year Ended June 30, 2023	13.79	1.45	0.01	1.46	(1.53)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.52)	(0.04)	(1.40)	13.79
Year Ended June 30, 2021	12.96	1.37	2.35	3.72	(1.45)	15.23
Class R6
Year Ended June 30, 2025	14.06	1.19	— (d)	1.19	(1.20)	14.05
Year Ended June 30, 2024	13.72	1.04	0.34	1.38	(1.04)	14.06
Year Ended June 30, 2023	13.80	1.45	0.01	1.46	(1.54)	13.72
Year Ended June 30, 2022	15.23	1.50	(1.52)	(0.02)	(1.41)	13.80
Year Ended June 30, 2021	12.96	1.43	2.30	3.73	(1.46)	15.23

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Large Cap Funds	June 30, 2025

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

8.08%	$572,077	0.84%	7.89%	0.84%	178%
9.97	528,101	0.85	7.04	0.85	176
10.79	384,446	0.85	11.18	0.85	189
(1.05)	905,284	0.85	9.76	0.88	188
29.67	174,085	0.85	8.61	0.91	217

7.55	329,783	1.34	7.40	1.34	178
9.42	296,817	1.35	6.54	1.35	176
10.24	223,339	1.35	10.84	1.35	189
(1.54)	756,008	1.35	9.19	1.38	188
29.03	158,340	1.34	7.76	1.40	217

8.35	4,482,797	0.59	8.14	0.59	178
10.32	4,160,918	0.60	7.29	0.60	176
10.98	3,641,748	0.60	10.72	0.61	189
(0.73)	1,859,617	0.60	9.83	0.63	188
29.97	519,976	0.60	9.62	0.69	217

8.42	533	0.45	8.39	0.47	178
10.48	300	0.45	7.49	0.54	176
11.23	712	0.45	10.69	0.46	189
(0.66)	160	0.45	9.82	0.50	188
30.16	88	0.45	9.54	0.56	217

8.62	1,010,271	0.34	8.31	0.34	178
10.51	1,240,522	0.35	7.55	0.35	176
11.26	1,571,873	0.35	10.68	0.35	189
(0.49)	89,522	0.35	9.93	0.37	188
30.29	48,315	0.35	9.99	0.44	217

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Hedged Equity Fund
Class A
Year Ended June 30, 2025	$31.06	$0.17	$1.94	$2.11	$(0.17)	$33.00
Year Ended June 30, 2024	27.57	0.20	3.48	3.68	(0.19)	31.06
Year Ended June 30, 2023	24.20	0.20	3.38	3.58	(0.21)	27.57
Year Ended June 30, 2022	25.90	0.13	(1.70)	(1.57)	(0.13)	24.20
Year Ended June 30, 2021	21.83	0.15	4.11	4.26	(0.19)	25.90
Class C
Year Ended June 30, 2025	30.81	0.01	1.92	1.93	(0.02)	32.72
Year Ended June 30, 2024	27.37	0.05	3.45	3.50	(0.06)	30.81
Year Ended June 30, 2023	24.02	0.08	3.35	3.43	(0.08)	27.37
Year Ended June 30, 2022	25.72	—	(1.68)	(1.68)	(0.02)	24.02
Year Ended June 30, 2021	21.70	0.03	4.07	4.10	(0.08)	25.72
Class I
Year Ended June 30, 2025	31.16	0.25	1.96	2.21	(0.25)	33.12
Year Ended June 30, 2024	27.66	0.27	3.50	3.77	(0.27)	31.16
Year Ended June 30, 2023	24.28	0.27	3.38	3.65	(0.27)	27.66
Year Ended June 30, 2022	25.98	0.20	(1.70)	(1.50)	(0.20)	24.28
Year Ended June 30, 2021	21.90	0.21	4.11	4.32	(0.24)	25.98
Class R5
Year Ended June 30, 2025	31.21	0.29	1.97	2.26	(0.29)	33.18
Year Ended June 30, 2024	27.71	0.31	3.50	3.81	(0.31)	31.21
Year Ended June 30, 2023	24.32	0.31	3.39	3.70	(0.31)	27.71
Year Ended June 30, 2022	26.02	0.24	(1.70)	(1.46)	(0.24)	24.32
Year Ended June 30, 2021	21.93	0.25	4.11	4.36	(0.27)	26.02
Class R6
Year Ended June 30, 2025	31.23	0.34	1.95	2.29	(0.33)	33.19
Year Ended June 30, 2024	27.73	0.34	3.50	3.84	(0.34)	31.23
Year Ended June 30, 2023	24.33	0.33	3.40	3.73	(0.33)	27.73
Year Ended June 30, 2022	26.04	0.27	(1.72)	(1.45)	(0.26)	24.33
Year Ended June 30, 2021	21.95	0.28	4.11	4.39	(0.30)	26.04

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Large Cap Funds	June 30, 2025

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

6.79%	$1,452,343	0.82%	0.53%	0.82%	29%
13.43	1,393,286	0.82	0.69	0.83	37
14.87	1,274,360	0.83	0.80	0.83	27
(6.08)	1,647,387	0.83	0.52	0.83	44
19.58	1,778,457	0.83	0.61	0.84	39

6.27	592,540	1.32	0.03	1.32	29
12.82	509,251	1.32	0.18	1.33	37
14.32	436,623	1.33	0.30	1.33	27
(6.53)	436,891	1.33	0.02	1.33	44
18.93	502,120	1.33	0.14	1.33	39

7.10	16,970,246	0.57	0.78	0.57	29
13.70	15,552,472	0.57	0.94	0.58	37
15.15	12,697,762	0.58	1.05	0.58	27
(5.83)	12,790,417	0.58	0.77	0.58	44
19.83	14,416,679	0.58	0.89	0.58	39

7.26	3,132	0.43	0.91	0.43	29
13.84	5,790	0.42	1.09	0.43	37
15.34	6,044	0.43	1.21	0.43	27
(5.68)	5,335	0.43	0.92	0.43	44
20.01	6,024	0.44	1.03	0.45	39

7.35	2,038,756	0.32	1.03	0.32	29
13.95	2,230,651	0.32	1.19	0.33	37
15.49	1,594,675	0.33	1.30	0.33	27
(5.61)	1,614,304	0.33	1.02	0.33	44
20.11	1,591,643	0.33	1.14	0.34	39

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 2 Fund
Class A
Year Ended June 30, 2025	$17.53	$0.09	$1.30	$1.39	$(0.09)	$—	$(0.09)
Year Ended June 30, 2024	15.74	0.11	1.79	1.90	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.87	0.11	1.70	1.81	(0.12)	(0.82)	(0.94)
Year Ended June 30, 2022	15.97	0.09	(1.12)	(1.03)	(0.07)	—	(0.07)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.01)	—	(0.01)
Class C
Year Ended June 30, 2025	17.48	— (h)	1.30	1.30	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.70	0.03	1.78	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.84	0.04	1.69	1.73	(0.05)	(0.82)	(0.87)
Year Ended June 30, 2022	15.95	0.01	(1.11)	(1.10)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (h)	0.95	0.95	— (h)	—	—
Class I
Year Ended June 30, 2025	17.55	0.14	1.30	1.44	(0.14)	—	(0.14)
Year Ended June 30, 2024	15.76	0.15	1.79	1.94	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.89	0.15	1.70	1.85	(0.16)	(0.82)	(0.98)
Year Ended June 30, 2022	15.98	0.13	(1.12)	(0.99)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Year Ended June 30, 2025	17.55	0.16	1.31	1.47	(0.16)	—	(0.16)
Year Ended June 30, 2024	15.76	0.17	1.79	1.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.89	0.17	1.70	1.87	(0.18)	(0.82)	(1.00)
Year Ended June 30, 2022	15.98	0.15	(1.12)	(0.97)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
Class R6
Year Ended June 30, 2025	17.56	0.19	1.30	1.49	(0.18)	—	(0.18)
Year Ended June 30, 2024	15.77	0.19	1.79	1.98	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.90	0.18	1.70	1.88	(0.19)	(0.82)	(1.01)
Year Ended June 30, 2022	15.99	0.18	(1.13)	(0.95)	(0.14)	—	(0.14)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.96	1.01	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$18.83	7.93%	$251,200	0.84%	0.50%	0.84%	42%
17.53	12.12	251,397	0.84	0.67	0.85	42
15.74	12.79	269,965	0.85	0.76	0.86	35
14.87	(6.49)	295,220	0.85	0.57	0.88	39
15.97	6.54	52,880	0.85 (g)	0.57 (g)	0.92 (g)	6

18.77	7.44	243,213	1.34	0.01	1.34	42
17.48	11.55	227,555	1.34	0.17	1.35	42
15.70	12.21	234,378	1.35	0.25	1.36	35
14.84	(6.90)	241,375	1.35	0.07	1.38	39
15.95	6.36	57,423	1.35 (g)	0.05 (g)	1.43 (g)	6

18.85	8.20	4,261,391	0.59	0.76	0.59	42
17.55	12.40	3,858,374	0.59	0.93	0.59	42
15.76	13.06	3,631,690	0.60	1.00	0.61	35
14.89	(6.22)	4,110,283	0.60	0.81	0.62	39
15.98	6.63	1,018,781	0.60 (g)	0.80 (g)	0.70 (g)	6

18.86	8.40	1,081	0.45	0.89	0.45	42
17.55	12.56	878	0.45	1.07	0.49	42
15.76	13.24	820	0.45	1.16	0.46	35
14.89	(6.10)	636	0.45	0.92	0.47	39
15.98	6.66	536	0.45 (g)	0.99 (g)	0.88 (g)	6

18.87	8.52	432,133	0.34	1.04	0.34	42
17.56	12.67	414,336	0.34	1.19	0.34	42
15.77	13.34	476,641	0.35	1.20	0.36	35
14.90	(6.01)	975,953	0.35	1.12	0.38	39
15.99	6.75	262,248	0.35 (g)	1.04 (g)	0.43 (g)	6

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 3 Fund
Class A
Year Ended June 30, 2025	$18.27	$0.09	$1.34	$1.43	$(0.09)	$—	$(0.09)
Year Ended June 30, 2024	15.63	0.11	2.64	2.75	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.34	0.11	1.45	1.56	(0.12)	(0.15)	(0.27)
Year Ended June 30, 2022	15.96	0.09	(1.65)	(1.56)	(0.06)	—	(0.06)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.02)	—	(0.02)
Class C
Year Ended June 30, 2025	18.22	— (h)	1.32	1.32	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.59	0.03	2.63	2.66	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.30	0.04	1.44	1.48	(0.04)	(0.15)	(0.19)
Year Ended June 30, 2022	15.95	0.01	(1.65)	(1.64)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (h)	0.96	0.96	(0.01)	—	(0.01)
Class I
Year Ended June 30, 2025	18.30	0.14	1.34	1.48	(0.14)	—	(0.14)
Year Ended June 30, 2024	15.65	0.15	2.65	2.80	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.36	0.15	1.44	1.59	(0.15)	(0.15)	(0.30)
Year Ended June 30, 2022	15.98	0.13	(1.65)	(1.52)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Year Ended June 30, 2025	18.32	0.17	1.34	1.51	(0.17)	—	(0.17)
Year Ended June 30, 2024	15.67	0.17	2.65	2.82	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.37	0.16	1.46	1.62	(0.17)	(0.15)	(0.32)
Year Ended June 30, 2022	15.98	0.17	(1.66)	(1.49)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
Class R6
Year Ended June 30, 2025	18.32	0.19	1.33	1.52	(0.18)	—	(0.18)
Year Ended June 30, 2024	15.67	0.20	2.64	2.84	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.37	0.18	1.46	1.64	(0.19)	(0.15)	(0.34)
Year Ended June 30, 2022	15.98	0.17	(1.65)	(1.48)	(0.13)	—	(0.13)
February 26, 2021 (f) through June 30, 2021	15.00	0.06	0.94	1.00	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
(i)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.61	7.83%	$157,121	0.84%	0.50%	0.84%	44%
18.27	17.64	138,956	0.84	0.65	0.85	56
15.63	10.99	119,334	0.85	0.75	0.87	48
14.34	(9.78)	110,840	0.85	0.57	0.89	29
15.96	6.50	21,446	0.85 (g)	0.60 (g)	1.00 (g)	7

19.53	7.24	149,074	1.34	0.00 (i)	1.34	44
18.22	17.09	120,718	1.34	0.15	1.35	56
15.59	10.46	104,736	1.35	0.25	1.36	48
14.30	(10.28)	97,285	1.35	0.07	1.39	29
15.95	6.37	19,229	1.35 (g)	0.09 (g)	1.51 (g)	7

19.64	8.09	2,599,366	0.59	0.75	0.59	44
18.30	17.97	2,281,551	0.59	0.91	0.60	56
15.65	11.24	1,923,674	0.60	1.00	0.61	48
14.36	(9.58)	2,257,577	0.60	0.82	0.63	29
15.98	6.64	524,074	0.60 (g)	0.81 (g)	0.80 (g)	7

19.66	8.24	32	0.44	0.91	0.46	44
18.32	18.10	24	0.45	1.04	1.59	56
15.67	11.44	26	0.45	1.13	0.46	48
14.37	(9.41)	128	0.45	1.09	0.50	29
15.98	6.64	21	0.45 (g)	0.96 (g)	3.22 (g)	7

19.66	8.34	317,998	0.34	0.99	0.34	44
18.32	18.23	365,597	0.34	1.18	0.34	56
15.67	11.59	185,746	0.35	1.21	0.36	48
14.37	(9.33)	385,463	0.35	1.03	0.38	29
15.98	6.68	1,796	0.35 (g)	1.10 (g)	0.64 (g)	7

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund
Class A
Year Ended June 30, 2025	$72.60	$(0.07)	$10.54	$10.47	$—	$(0.80)	$(0.80)
Year Ended June 30, 2024	53.66	(0.14)(d)	19.08	18.94	—	—	—
Year Ended June 30, 2023	44.12	0.11	10.83	10.94	(0.05)	(1.35)	(1.40)
Year Ended June 30, 2022	64.22	(0.12)	(10.74)	(10.86)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.04	(0.27)	19.59	19.32	—	(3.14)	(3.14)
Class C
Year Ended June 30, 2025	47.68	(0.29)	6.89	6.60	—	(0.80)	(0.80)
Year Ended June 30, 2024	35.42	(0.29)(d)	12.55	12.26	—	—	—
Year Ended June 30, 2023	29.67	(0.08)	7.18	7.10	—	(1.35)	(1.35)
Year Ended June 30, 2022	46.21	(0.29)	(7.01)	(7.30)	—	(9.24)	(9.24)
Year Ended June 30, 2021	35.43	(0.41)	14.33	13.92	—	(3.14)	(3.14)
Class I
Year Ended June 30, 2025	74.70	0.12	10.86	10.98	— (e)	(0.80)	(0.80)
Year Ended June 30, 2024	55.14	0.01	19.62	19.63	(0.07)	—	(0.07)
Year Ended June 30, 2023	45.32	0.22	11.13	11.35	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.59	0.03	(11.06)	(11.03)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.91	(0.12)	19.97	19.85	(0.03)	(3.14)	(3.17)
Class R2
Year Ended June 30, 2025	67.88	(0.24)	9.83	9.59	—	(0.80)	(0.80)
Year Ended June 30, 2024	50.29	(0.27)(d)	17.86	17.59	—	—	—
Year Ended June 30, 2023	41.49	(0.01)	10.16	10.15	—	(1.35)	(1.35)
Year Ended June 30, 2022	61.05	(0.26)	(10.06)	(10.32)	—	(9.24)	(9.24)
Year Ended June 30, 2021	45.90	(0.39)	18.68	18.29	—	(3.14)	(3.14)
Class R3
Year Ended June 30, 2025	73.08	(0.07)	10.60	10.53	—	(0.80)	(0.80)
Year Ended June 30, 2024	54.04	(0.16)(d)	19.23	19.07	(0.03)	—	(0.03)
Year Ended June 30, 2023	44.45	0.10	10.91	11.01	(0.07)	(1.35)	(1.42)
Year Ended June 30, 2022	64.64	(0.12)	(10.83)	(10.95)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.34	(0.27)	19.72	19.45	(0.01)	(3.14)	(3.15)
Class R4
Year Ended June 30, 2025	74.52	0.12	10.83	10.95	—	(0.80)	(0.80)
Year Ended June 30, 2024	55.02	0.01	19.58	19.59	(0.09)	—	(0.09)
Year Ended June 30, 2023	45.23	0.19	11.13	11.32	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.47	0.02	(11.02)	(11.00)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.84	(0.12)	19.94	19.82	(0.05)	(3.14)	(3.19)
Class R5
Year Ended June 30, 2025	77.47	0.24	11.28	11.52	(0.10)	(0.80)	(0.90)
Year Ended June 30, 2024	57.16	0.11	20.34	20.45	(0.14)	—	(0.14)
Year Ended June 30, 2023	46.91	0.30	11.53	11.83	(0.23)	(1.35)	(1.58)
Year Ended June 30, 2022	67.49	0.12	(11.46)	(11.34)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.20	(0.04)	20.52	20.48	(0.05)	(3.14)	(3.19)
Class R6
Year Ended June 30, 2025	78.50	0.33	11.41	11.74	(0.17)	(0.80)	(0.97)
Year Ended June 30, 2024	57.91	0.18	20.61	20.79	(0.20)	—	(0.20)
Year Ended June 30, 2023	47.51	0.35	11.69	12.04	(0.29)	(1.35)	(1.64)
Year Ended June 30, 2022	68.18	0.19	(11.62)	(11.43)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.66	0.03	20.71	20.74	(0.08)	(3.14)	(3.22)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$82.27	14.45%	$7,748,457	0.93%	(0.09)%	1.00%	52%
72.60	35.30	6,722,152	0.94	(0.23)(d)	0.99	32
53.66	25.34	4,742,066	0.93	0.23	1.01	42
44.12	(20.68)	3,734,120	0.94	(0.20)	1.01	50
64.22	41.00	4,970,767	0.93	(0.46)	1.02	58

53.48	13.88	1,143,570	1.43	(0.59)	1.49	52
47.68	34.61	900,693	1.44	(0.73)(d)	1.49	32
35.42	24.71	636,054	1.43	(0.26)	1.51	42
29.67	(21.07)	556,002	1.44	(0.71)	1.51	50
46.21	40.32	780,132	1.43	(0.96)	1.51	58

84.88	14.73	29,837,081	0.68	0.16	0.74	52
74.70	35.64	22,747,050	0.69	0.02	0.74	32
55.14	25.66	15,667,641	0.68	0.46	0.76	42
45.32	(20.49)	9,509,669	0.69	0.05	0.76	50
65.59	41.37	10,983,173	0.68	(0.21)	0.76	58

76.67	14.16	273,635	1.18	(0.34)	1.26	52
67.88	34.98	235,641	1.19	(0.48)(d)	1.25	32
50.29	25.02	128,368	1.18	(0.03)	1.27	42
41.49	(20.88)	90,916	1.19	(0.46)	1.26	50
61.05	40.65	129,541	1.18	(0.71)	1.26	58

82.81	14.44	834,854	0.93	(0.09)	0.99	52
73.08	35.31	723,139	0.94	(0.26)(d)	0.99	32
54.04	25.33	359,223	0.93	0.21	1.01	42
44.45	(20.68)	205,831	0.94	(0.21)	1.01	50
64.64	41.01	264,318	0.93	(0.45)	1.01	58

84.67	14.73	725,170	0.68	0.16	0.74	52
74.52	35.64	699,826	0.69	0.02	0.74	32
55.02	25.65	486,413	0.68	0.40	0.76	42
45.23	(20.48)	137,633	0.69	0.03	0.76	50
65.47	41.37	204,814	0.68	(0.20)	0.76	58

88.09	14.90	992,766	0.53	0.30	0.59	52
77.47	35.84	992,330	0.54	0.18	0.59	32
57.16	25.85	957,188	0.53	0.61	0.61	42
46.91	(20.37)	629,918	0.54	0.19	0.61	50
67.49	41.57	956,386	0.53	(0.06)	0.61	58

89.27	15.01	72,508,865	0.43	0.41	0.49	52
78.50	35.98	61,059,217	0.44	0.27	0.49	32
57.91	25.98	37,609,592	0.43	0.68	0.51	42
47.51	(20.29)	16,482,609	0.44	0.30	0.51	50
68.18	41.70	19,127,249	0.43	0.04	0.51	58

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund
Class A
Year Ended June 30, 2025	$20.36	$0.24	$2.38	$2.62	$(0.22)	$(1.90)	$(2.12)
Year Ended June 30, 2024	18.93	0.28	2.13	2.41	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.90	0.24	1.82	2.06	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.48	0.19	(1.21)	(1.02)	(0.18)	(1.38)	(1.56)
Year Ended June 30, 2021	12.72	0.11	7.73	7.84	(0.08)	—	(0.08)
Class C
Year Ended June 30, 2025	19.23	0.12	2.25	2.37	(0.12)	(1.90)	(2.02)
Year Ended June 30, 2024	17.93	0.17	2.01	2.18	(0.17)	(0.71)	(0.88)
Year Ended June 30, 2023	17.01	0.14	1.72	1.86	(0.15)	(0.79)	(0.94)
Year Ended June 30, 2022	19.55	0.09	(1.16)	(1.07)	(0.09)	(1.38)	(1.47)
Year Ended June 30, 2021	12.17	0.02	7.39	7.41	(0.03)	—	(0.03)
Class I
Year Ended June 30, 2025	19.89	0.28	2.32	2.60	(0.27)	(1.90)	(2.17)
Year Ended June 30, 2024	18.51	0.32	2.08	2.40	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.53	0.28	1.77	2.05	(0.28)	(0.79)	(1.07)
Year Ended June 30, 2022	20.10	0.23	(1.19)	(0.96)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.49	0.15	7.59	7.74	(0.13)	—	(0.13)
Class R2
Year Ended June 30, 2025	20.13	0.18	2.36	2.54	(0.17)	(1.90)	(2.07)
Year Ended June 30, 2024	18.73	0.23	2.10	2.33	(0.22)	(0.71)	(0.93)
Year Ended June 30, 2023	17.72	0.19	1.80	1.99	(0.19)	(0.79)	(0.98)
Year Ended June 30, 2022	20.30	0.14	(1.21)	(1.07)	(0.13)	(1.38)	(1.51)
Year Ended June 30, 2021	12.61	0.06	7.67	7.73	(0.04)	—	(0.04)
Class R3
Year Ended June 30, 2025	19.84	0.23	2.31	2.54	(0.22)	(1.90)	(2.12)
Year Ended June 30, 2024	18.47	0.27	2.08	2.35	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.49	0.24	1.77	2.01	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.09	0.20	(1.21)	(1.01)	(0.21)	(1.38)	(1.59)
Year Ended June 30, 2021	12.48	0.10	7.59	7.69	(0.08)	—	(0.08)
Class R4
Year Ended June 30, 2025	20.38	0.28	2.38	2.66	(0.26)	(1.90)	(2.16)
Year Ended June 30, 2024	18.94	0.33	2.13	2.46	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.92	0.30	1.80	2.10	(0.29)	(0.79)	(1.08)
Year Ended June 30, 2022	20.50	0.26	(1.23)	(0.97)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.73	0.12	7.77	7.89	(0.12)	—	(0.12)
Class R5
Year Ended June 30, 2025	20.17	0.31	2.36	2.67	(0.30)	(1.90)	(2.20)
Year Ended June 30, 2024	18.75	0.35	2.12	2.47	(0.34)	(0.71)	(1.05)
Year Ended June 30, 2023	17.75	0.31	1.79	2.10	(0.31)	(0.79)	(1.10)
Year Ended June 30, 2022	20.32	0.26	(1.20)	(0.94)	(0.25)	(1.38)	(1.63)
Year Ended June 30, 2021	12.62	0.17	7.68	7.85	(0.15)	—	(0.15)
Class R6
Year Ended June 30, 2025	19.99	0.33	2.34	2.67	(0.32)	(1.90)	(2.22)
Year Ended June 30, 2024	18.60	0.37	2.09	2.46	(0.36)	(0.71)	(1.07)
Year Ended June 30, 2023	17.61	0.33	1.78	2.11	(0.33)	(0.79)	(1.12)
Year Ended June 30, 2022	20.18	0.28	(1.20)	(0.92)	(0.27)	(1.38)	(1.65)
Year Ended June 30, 2021	12.53	0.19	7.63	7.82	(0.17)	—	(0.17)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$20.86	12.83%	$318,828	0.93%	1.13%	1.01%	185%
20.36	13.14	297,404	0.93	1.44	1.01	167
18.93	11.63	289,456	0.93	1.31	1.01	143
17.90	(5.22)	235,054	0.93	0.97	1.01	121
20.48	61.86	218,302	0.93	0.62	1.04	93

19.58	12.25	75,725	1.44	0.62	1.50	185
19.23	12.59	81,229	1.44	0.93	1.50	167
17.93	11.05	91,445	1.44	0.80	1.50	143
17.01	(5.70)	79,663	1.44	0.48	1.51	121
19.55	60.96	62,488	1.43	0.11	1.50	93

20.32	13.05	2,256,860	0.69	1.37	0.75	185
19.89	13.45	1,835,424	0.69	1.69	0.76	167
18.51	11.87	1,297,201	0.69	1.54	0.76	143
17.53	(5.04)	1,275,387	0.69	1.20	0.77	121
20.10	62.22	1,418,653	0.69	0.84	0.76	93

20.60	12.55	17,020	1.19	0.88	1.26	185
20.13	12.83	14,580	1.19	1.19	1.27	167
18.73	11.35	13,722	1.19	1.05	1.27	143
17.72	(5.50)	12,323	1.19	0.71	1.27	121
20.30	61.40	11,175	1.18	0.38	1.27	93

20.26	12.77	14,922	0.94	1.13	1.00	185
19.84	13.15	13,462	0.94	1.44	1.01	167
18.47	11.65	10,744	0.94	1.34	1.00	143
17.49	(5.26)	6,010	0.94	1.06	1.01	121
20.09	61.83	16	0.94	0.63	1.04	93

20.88	13.06	1,210	0.69	1.34	0.74	185
20.38	13.45	2,117	0.69	1.68	0.80	167
18.94	11.85	1,242	0.69	1.59	0.76	143
17.92	(4.95)	495	0.69	1.32	0.77	121
20.50	62.16	135	0.69	0.87	0.76	93

20.64	13.23	29,907	0.54	1.50	0.60	185
20.17	13.65	35,836	0.54	1.84	0.61	167
18.75	12.01	29,958	0.54	1.71	0.61	143
17.75	(4.84)	23,073	0.54	1.34	0.61	121
20.32	62.47	24,668	0.54	1.02	0.61	93

20.44	13.36	2,335,547	0.44	1.63	0.49	185
19.99	13.71	1,960,039	0.44	1.94	0.50	167
18.60	12.16	1,733,785	0.44	1.79	0.50	143
17.61	(4.78)	1,564,013	0.44	1.42	0.50	121
20.18	62.68	2,606,033	0.44	1.10	0.50	93

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Applied Data Science Value Fund
Class A
Year Ended June 30, 2025	$29.68	$0.44	$3.02	$3.46	$(0.45)	$(1.90)	$(2.35)
Year Ended June 30, 2024	27.61	0.45	3.65	4.10	(0.47)	(1.56)	(2.03)
Year Ended June 30, 2023	26.56	0.46	2.32	2.78	(0.47)	(1.26)	(1.73)
Year Ended June 30, 2022	36.38	0.45	(1.10)	(0.65)	(0.42)	(8.75)	(9.17)
Year Ended June 30, 2021	25.83	0.42	11.10	11.52	(0.64)	(0.33)	(0.97)
Class C
Year Ended June 30, 2025	28.90	0.32	2.95	3.27	(0.35)	(1.90)	(2.25)
Year Ended June 30, 2024	26.93	0.30	3.54	3.84	(0.31)	(1.56)	(1.87)
Year Ended June 30, 2023	25.93	0.31	2.28	2.59	(0.33)	(1.26)	(1.59)
Year Ended June 30, 2022	35.72	0.27	(1.04)	(0.77)	(0.27)	(8.75)	(9.02)
Year Ended June 30, 2021	25.36	0.28	10.90	11.18	(0.49)	(0.33)	(0.82)
Class I
Year Ended June 30, 2025	30.10	0.49	3.07	3.56	(0.50)	(1.90)	(2.40)
Year Ended June 30, 2024	27.97	0.53	3.69	4.22	(0.53)	(1.56)	(2.09)
Year Ended June 30, 2023	26.89	0.53	2.35	2.88	(0.54)	(1.26)	(1.80)
Year Ended June 30, 2022	36.72	0.53	(1.11)	(0.58)	(0.50)	(8.75)	(9.25)
Year Ended June 30, 2021	25.79	0.50	11.48	11.98	(0.72)	(0.33)	(1.05)
Class R2
Year Ended June 30, 2025	29.19	0.35	2.97	3.32	(0.37)	(1.90)	(2.27)
Year Ended June 30, 2024	27.19	0.34	3.58	3.92	(0.36)	(1.56)	(1.92)
Year Ended June 30, 2023	26.18	0.36	2.29	2.65	(0.38)	(1.26)	(1.64)
Year Ended June 30, 2022	35.99	0.33	(1.07)	(0.74)	(0.32)	(8.75)	(9.07)
Year Ended June 30, 2021	25.55	0.33	11.01	11.34	(0.57)	(0.33)	(0.90)
Class R5
Year Ended June 30, 2025	30.18	0.51	3.08	3.59	(0.52)	(1.90)	(2.42)
Year Ended June 30, 2024	28.04	0.54	3.71	4.25	(0.55)	(1.56)	(2.11)
Year Ended June 30, 2023	26.95	0.55	2.35	2.90	(0.55)	(1.26)	(1.81)
Year Ended June 30, 2022	36.78	0.55	(1.11)	(0.56)	(0.52)	(8.75)	(9.27)
Year Ended June 30, 2021	25.66	0.59	11.63	12.22	(0.77)	(0.33)	(1.10)
Class R6
Year Ended June 30, 2025	30.18	0.54	3.08	3.62	(0.55)	(1.90)	(2.45)
Year Ended June 30, 2024	28.04	0.57	3.71	4.28	(0.58)	(1.56)	(2.14)
Year Ended June 30, 2023	26.95	0.58	2.35	2.93	(0.58)	(1.26)	(1.84)
Year Ended June 30, 2022	36.78	0.58	(1.11)	(0.53)	(0.55)	(8.75)	(9.30)
Year Ended June 30, 2021	26.06	0.57	11.28	11.85	(0.80)	(0.33)	(1.13)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$30.79	11.78%	$39,134	0.65%	1.41%	1.01%	19%
29.68	15.53	40,768	0.73	1.59	1.01	22
27.61	10.70	47,209	0.73	1.69	0.99	17
26.56	(4.07)	49,916	0.73	1.37	0.97	55
36.38	45.65	61,187	0.83	1.37	0.99	72

29.92	11.41	1,839	1.00	1.06	1.56	19
28.90	14.93	2,454	1.23	1.10	1.56	22
26.93	10.14	3,991	1.23	1.19	1.50	17
25.93	(4.54)	7,147	1.23	0.85	1.48	55
35.72	45.02	11,211	1.33	0.91	1.50	72

31.26	11.95	68,103	0.49	1.57	0.76	19
30.10	15.81	81,291	0.49	1.83	0.76	22
27.97	10.95	83,385	0.49	1.93	0.74	17
26.89	(3.84)	94,291	0.49	1.60	0.72	55
36.72	47.54	127,530	0.59	1.62	0.74	72

30.24	11.47	2,670	0.92	1.14	1.15	19
29.19	15.10	2,541	1.09	1.24	1.33	22
27.19	10.29	2,505	1.09	1.33	1.31	17
26.18	(4.41)	2,651	1.09	1.02	1.36	55
35.99	45.36	3,000	1.09	1.08	1.34	72

31.35	12.00	3,532	0.44	1.62	0.62	19
30.18	15.87	4,292	0.44	1.88	0.63	22
28.04	11.02	3,806	0.44	1.98	0.59	17
26.95	(3.79)	3,610	0.44	1.66	0.57	55
36.78	48.74	4,053	0.44	1.91	0.59	72

31.35	12.12	33,416	0.34	1.72	0.51	19
30.18	15.98	38,044	0.34	1.98	0.51	22
28.04	11.13	36,683	0.34	2.09	0.49	17
26.95	(3.70)	38,883	0.34	1.78	0.47	55
36.78	46.60	69,298	0.34	1.82	0.49	72

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund
Class A
Year Ended June 30, 2025	$24.46	$0.06	$2.83	$2.89	$(0.06)	$(1.41)	$(1.47)
Year Ended June 30, 2024	19.75	0.11	4.93	5.04	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.48	0.14	2.94	3.08	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.51	0.08	(1.81)	(1.73)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.22	0.09	6.39	6.48	(0.08)	(1.11)	(1.19)
Class C
Year Ended June 30, 2025	23.18	(0.06)	2.68	2.62	—	(1.41)	(1.41)
Year Ended June 30, 2024	18.76	— (d)	4.68	4.68	(0.03)	(0.23)	(0.26)
Year Ended June 30, 2023	16.65	0.05	2.79	2.84	(0.06)	(0.67)	(0.73)
Year Ended June 30, 2022	20.61	(0.03)	(1.69)	(1.72)	(0.01)	(2.23)	(2.24)
Year Ended June 30, 2021	15.60	(0.01)	6.14	6.13	(0.01)	(1.11)	(1.12)
Class I
Year Ended June 30, 2025	24.57	0.12	2.84	2.96	(0.12)	(1.41)	(1.53)
Year Ended June 30, 2024	19.83	0.16	4.97	5.13	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.56	0.19	2.94	3.13	(0.19)	(0.67)	(0.86)
Year Ended June 30, 2022	21.59	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.27	0.13	6.43	6.56	(0.13)	(1.11)	(1.24)
Class L
Year Ended June 30, 2025	24.63	0.16	2.85	3.01	(0.16)	(1.41)	(1.57)
Year Ended June 30, 2024	19.88	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.94	3.16	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.63	0.16	(1.81)	(1.65)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.30	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Class R2
Year Ended June 30, 2025	24.11	— (d)	2.78	2.78	(0.01)	(1.41)	(1.42)
Year Ended June 30, 2024	19.48	0.06	4.85	4.91	(0.05)	(0.23)	(0.28)
Year Ended June 30, 2023	17.25	0.10	2.90	3.00	(0.10)	(0.67)	(0.77)
Year Ended June 30, 2022	21.26	0.02	(1.78)	(1.76)	(0.02)	(2.23)	(2.25)
Year Ended June 30, 2021	16.04	0.04	6.33	6.37	(0.04)	(1.11)	(1.15)
Class R3
Year Ended June 30, 2025	24.33	0.06	2.82	2.88	(0.06)	(1.41)	(1.47)
Year Ended June 30, 2024	19.65	0.11	4.90	5.01	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.40	0.14	2.92	3.06	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.42	0.08	(1.80)	(1.72)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.15	0.09	6.38	6.47	(0.09)	(1.11)	(1.20)
Class R4
Year Ended June 30, 2025	24.52	0.12	2.84	2.96	(0.12)	(1.41)	(1.53)
Year Ended June 30, 2024	19.80	0.16	4.95	5.11	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.52	0.19	2.94	3.13	(0.18)	(0.67)	(0.85)
Year Ended June 30, 2022	21.55	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.25	0.13	6.41	6.54	(0.13)	(1.11)	(1.24)
Class R5
Year Ended June 30, 2025	24.64	0.16	2.86	3.02	(0.16)	(1.41)	(1.57)
Year Ended June 30, 2024	19.89	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.95	3.17	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.64	0.16	(1.82)	(1.66)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.31	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$25.88	11.90%	$2,913,795	0.94%	0.24%	0.96%	39%
24.46	25.84	2,588,595	0.94	0.51	0.97	53
19.75	18.17	1,925,367	0.94	0.79	0.98	47
17.48	(10.04)	1,577,771	0.94	0.37	0.98	53
21.51	41.18	1,642,046	0.94	0.46	0.98	60

24.39	11.37	533,614	1.44	(0.26)	1.46	39
23.18	25.17	479,929	1.44	0.02	1.47	53
18.76	17.54	398,762	1.44	0.29	1.48	47
16.65	(10.44)	351,674	1.44	(0.13)	1.48	53
20.61	40.52	367,940	1.44	(0.05)	1.47	60

26.00	12.16	5,575,707	0.69	0.49	0.71	39
24.57	26.19	5,174,279	0.69	0.76	0.72	53
19.83	18.39	3,250,488	0.69	1.03	0.73	47
17.56	(9.78)	1,863,855	0.69	0.63	0.73	53
21.59	41.64	1,731,572	0.69	0.69	0.72	60

26.07	12.34	3,137,481	0.54	0.64	0.56	39
24.63	26.35	2,919,844	0.54	0.91	0.57	53
19.88	18.57	2,149,699	0.54	1.18	0.58	47
17.60	(9.63)	1,578,191	0.54	0.76	0.57	53
21.63	41.81	1,907,620	0.54	0.83	0.58	60

25.47	11.63	315,455	1.19	(0.01)	1.21	39
24.11	25.50	304,643	1.19	0.27	1.22	53
19.48	17.89	255,815	1.19	0.54	1.23	47
17.25	(10.28)	219,960	1.19	0.11	1.23	53
21.26	40.92	269,266	1.19	0.20	1.22	60

25.74	11.93	277,165	0.94	0.24	0.96	39
24.33	25.82	248,284	0.94	0.52	0.97	53
19.65	18.14	191,128	0.94	0.79	0.98	47
17.40	(10.04)	157,177	0.94	0.37	0.97	53
21.42	41.30	174,770	0.94	0.44	0.97	60

25.95	12.19	118,291	0.69	0.49	0.71	39
24.52	26.13	100,044	0.69	0.76	0.72	53
19.80	18.48	67,141	0.69	1.04	0.72	47
17.52	(9.80)	55,292	0.69	0.63	0.72	53
21.55	41.58	45,443	0.69	0.69	0.72	60

26.09	12.37	1,215,149	0.54	0.64	0.56	39
24.64	26.34	1,289,344	0.54	0.92	0.57	53
19.89	18.62	1,093,256	0.54	1.19	0.57	47
17.60	(9.68)	911,961	0.54	0.76	0.57	53
21.64	41.79	1,089,931	0.54	0.84	0.57	60
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund (continued)
Class R6
Year Ended June 30, 2025	$24.71	$0.19	$2.86	$3.05	$(0.18)	$(1.41)	$(1.59)
Year Ended June 30, 2024	19.95	0.22	4.98	5.20	(0.21)	(0.23)	(0.44)
Year Ended June 30, 2023	17.65	0.24	2.96	3.20	(0.23)	(0.67)	(0.90)
Year Ended June 30, 2022	21.69	0.19	(1.82)	(1.63)	(0.18)	(2.23)	(2.41)
Year Ended June 30, 2021	16.34	0.18	6.46	6.64	(0.18)	(1.11)	(1.29)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$26.17	12.49%	$18,092,080	0.44%	0.74%	0.46%	39%
24.71	26.43	16,708,451	0.44	1.02	0.47	53
19.95	18.75	13,841,409	0.44	1.28	0.47	47
17.65	(9.56)	11,891,028	0.44	0.87	0.47	53
21.69	41.98	12,615,063	0.44	0.95	0.47	60

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund
Class A
Year Ended June 30, 2025	$81.19	$(0.05)	$11.97	$11.92	$—	$(4.72)	$(4.72)
Year Ended June 30, 2024	60.47	(0.03)(d)	21.23	21.20	(0.07)	(0.41)	(0.48)
Year Ended June 30, 2023	49.61	0.09	12.73	12.82	(0.02)	(1.94)	(1.96)
Year Ended June 30, 2022	73.40	(0.02)	(8.99)	(9.01)	—	(14.78)	(14.78)
Year Ended June 30, 2021	57.64	(0.01)	21.89	21.88	(0.52)	(5.60)	(6.12)
Class C
Year Ended June 30, 2025	77.45	(0.44)	11.38	10.94	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.93	(0.35)(d)	20.28	19.93	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.82	(0.16)	12.21	12.05	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.55	(0.35)	(8.60)	(8.95)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.26	(0.32)	21.36	21.04	(0.15)	(5.60)	(5.75)
Class I
Year Ended June 30, 2025	83.69	0.16	12.35	12.51	(0.13)	(4.72)	(4.85)
Year Ended June 30, 2024	62.29	0.15	21.87	22.02	(0.21)	(0.41)	(0.62)
Year Ended June 30, 2023	51.05	0.23	13.10	13.33	(0.15)	(1.94)	(2.09)
Year Ended June 30, 2022	75.08	0.15	(9.28)	(9.13)	(0.12)	(14.78)	(14.90)
Year Ended June 30, 2021	58.80	0.16	22.37	22.53	(0.65)	(5.60)	(6.25)
Class R2
Year Ended June 30, 2025	77.56	(0.25)	11.42	11.17	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.87	(0.19)(d)	20.29	20.10	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.65	(0.04)	12.20	12.16	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.18	(0.18)	(8.57)	(8.75)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.08	(0.17)	21.26	21.09	(0.39)	(5.60)	(5.99)
Class R5
Year Ended June 30, 2025	81.89	0.27	12.11	12.38	(0.22)	(4.72)	(4.94)
Year Ended June 30, 2024	60.95	0.25	21.39	21.64	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2023	50.02	0.31	12.80	13.11	(0.24)	(1.94)	(2.18)
Year Ended June 30, 2022	73.80	0.24	(9.05)	(8.81)	(0.19)	(14.78)	(14.97)
Year Ended June 30, 2021	57.93	0.26	21.96	22.22	(0.75)	(5.60)	(6.35)
Class R6
Year Ended June 30, 2025	81.89	0.36	12.09	12.45	(0.29)	(4.72)	(5.01)
Year Ended June 30, 2024	60.94	0.31	21.40	21.71	(0.35)	(0.41)	(0.76)
Year Ended June 30, 2023	50.02	0.36	12.80	13.16	(0.30)	(1.94)	(2.24)
Year Ended June 30, 2022	73.81	0.31	(9.04)	(8.73)	(0.28)	(14.78)	(15.06)
Year Ended June 30, 2021	57.93	0.33	21.96	22.29	(0.81)	(5.60)	(6.41)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$88.39	14.83%	$213,578	0.84%	(0.07)%	0.90%	51%
81.19	35.26	169,418	0.84	(0.04)(d)	0.91	46
60.47	26.65	115,322	0.84	0.18	0.91	45
49.61	(17.46)	92,344	0.84	(0.03)	0.91	44
73.40	40.08	119,893	0.84	(0.01)	0.90	64

83.67	14.27	11,478	1.34	(0.57)	1.41	51
77.45	34.58	12,253	1.34	(0.54)(d)	1.42	46
57.93	26.00	11,852	1.34	(0.32)	1.41	45
47.82	(17.87)	19,522	1.34	(0.54)	1.41	44
71.55	39.44	30,159	1.34	(0.50)	1.40	64

91.35	15.11	339,058	0.59	0.19	0.65	51
83.69	35.61	178,092	0.59	0.21	0.65	46
62.29	26.95	101,495	0.59	0.43	0.66	45
51.05	(17.25)	86,649	0.59	0.21	0.65	44
75.08	40.46	164,959	0.59	0.25	0.65	64

84.01	14.55	49,843	1.09	(0.32)	1.19	51
77.56	34.91	49,552	1.09	(0.29)(d)	1.19	46
57.87	26.33	37,350	1.09	(0.07)	1.22	45
47.65	(17.66)	31,751	1.09	(0.29)	1.20	44
71.18	39.73	45,629	1.09	(0.26)	1.21	64

89.33	15.29	166,104	0.44	0.33	0.50	51
81.89	35.79	158,691	0.44	0.36	0.50	46
60.95	27.14	120,107	0.44	0.58	0.50	45
50.02	(17.12)	103,007	0.44	0.36	0.50	44
73.80	40.57	166,478	0.44	0.39	0.50	64

89.33	15.40	1,091,404	0.34	0.43	0.40	51
81.89	35.94	946,376	0.34	0.46	0.40	46
60.94	27.27	759,948	0.34	0.68	0.40	45
50.02	(17.03)	642,876	0.34	0.47	0.40	44
73.81	40.70	780,470	0.34	0.50	0.40	64

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund
Class A
Year Ended June 30, 2025	$19.89	$— (e)	$2.41	$2.41	$—	$(1.35)	$(1.35)
Year Ended June 30, 2024	16.89	(0.01)(g)	5.00	4.99	—	(1.99)	(1.99)
Year Ended June 30, 2023	18.03	(0.01)	3.71	3.70	—	(4.84)	(4.84)
Year Ended June 30, 2022	26.84	(0.08)	(1.95)	(2.03)	—	(6.78)	(6.78)
Year Ended June 30, 2021	24.58	(0.10)	9.21	9.11	(0.03)	(6.82)	(6.85)
Class C
Year Ended June 30, 2025	15.51	(0.08)	1.87	1.79	—	(1.35)	(1.35)
Year Ended June 30, 2024	13.64	(0.08)(g)	3.94	3.86	—	(1.99)	(1.99)
Year Ended June 30, 2023	15.48	(0.07)	3.07	3.00	—	(4.84)	(4.84)
Year Ended June 30, 2022	24.01	(0.17)	(1.58)	(1.75)	—	(6.78)	(6.78)
Year Ended June 30, 2021	22.67	(0.21)	8.37	8.16	—	(6.82)	(6.82)
Class I
Year Ended June 30, 2025	21.01	0.05	2.55	2.60	(0.02)	(1.35)	(1.37)
Year Ended June 30, 2024	17.73	0.03	5.28	5.31	(0.04)	(1.99)	(2.03)
Year Ended June 30, 2023	18.68	0.04	3.87	3.91	(0.02)	(4.84)	(4.86)
Year Ended June 30, 2022	27.53	(0.02)	(2.05)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.04	(0.03)	9.41	9.38	(0.07)	(6.82)	(6.89)
Class R2
Year Ended June 30, 2025	17.35	(0.08)	2.10	2.02	—	(1.35)	(1.35)
Year Ended June 30, 2024	15.03	(0.08)(g)	4.39	4.31	—	(1.99)	(1.99)
Year Ended June 30, 2023	16.59	(0.07)	3.35	3.28	—	(4.84)	(4.84)
Year Ended June 30, 2022	25.27	(0.15)	(1.75)	(1.90)	—	(6.78)	(6.78)
Year Ended June 30, 2021	23.54	(0.18)	8.74	8.56	(0.01)	(6.82)	(6.83)
Class R5
Year Ended June 30, 2025	21.36	0.04	2.60	2.64	(0.01)	(1.35)	(1.36)
Year Ended June 30, 2024	18.00	0.02	5.36	5.38	(0.03)	(1.99)	(2.02)
Year Ended June 30, 2023	18.91	0.04	3.92	3.96	(0.03)	(4.84)	(4.87)
Year Ended June 30, 2022	27.78	—	(2.09)	(2.09)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.20	(0.02)	9.49	9.47	(0.07)	(6.82)	(6.89)
Class R6
Year Ended June 30, 2025	21.36	0.06	2.60	2.66	(0.03)	(1.35)	(1.38)
Year Ended June 30, 2024	17.99	0.04	5.37	5.41	(0.05)	(1.99)	(2.04)
Year Ended June 30, 2023	18.90	0.05	3.93	3.98	(0.05)	(4.84)	(4.89)
Year Ended June 30, 2022	27.75	0.02	(2.09)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.18	— (e)	9.47	9.47	(0.08)	(6.82)	(6.90)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)

	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.95%	0.95%	1.01%	1.10%	1.10%
Class C	1.44	1.44	1.51	1.60	1.59
Class I	0.70	0.69	0.76	0.85	0.85
Class R2	1.40	1.40	1.42	1.45	1.45
Class R5	0.75	0.75	0.77	0.80	0.80
Class R6	0.64	0.64	0.67	0.70	0.70
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.25	1.25	1.26	1.25	1.25
Class C	1.75	1.75	1.76	1.76	1.74
Class I	1.00	1.00	1.00	1.00	0.99
Class R2	1.51	1.52	1.52	1.51	1.50
Class R5	0.85	0.85	0.86	0.85	0.84
Class R6	0.74	0.74	0.75	0.75	0.74

(e)	Amount rounds to less than $0.005.

(f)	Interest expense on securities sold short is 0.13%.

(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

(h)	Interest expense on securities sold short is 0.14%.

(i)	Interest expense on securities sold short is 0.62%.

(j)	Interest expense on securities sold short is 0.16%.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(c)(d)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)	Portfolio turnover rate (including securities sold short)

$20.95	12.21%	$362,828	1.64%(f)	(0.01)%	1.94%	71%	100%
19.89	32.19	319,841	1.71 (h)	(0.08)(g)	2.01	62	109
16.89	24.17	237,165	1.79 (h)	(0.04)	2.04	66	99
18.03	(12.89)	240,209	1.85 (i)	(0.33)	2.00	59	91
26.84	42.30	335,206	1.94 (j)	(0.39)	2.09	57	96

15.95	11.64	92,937	2.13 (f)	(0.51)	2.44	71	100
15.51	31.50	61,460	2.20 (h)	(0.57)(g)	2.51	62	109
13.64	23.54	31,189	2.29 (h)	(0.54)	2.54	66	99
15.48	(13.31)	28,297	2.35 (i)	(0.82)	2.51	59	91
24.01	41.55	36,784	2.43 (j)	(0.88)	2.58	57	96

22.24	12.48	2,027,630	1.39 (f)	0.24	1.69	71	100
21.01	32.52	1,480,079	1.45 (h)	0.18	1.76	62	109
17.73	24.50	837,722	1.54 (h)	0.21	1.78	66	99
18.68	(12.70)	970,509	1.60 (i)	(0.09)	1.75	59	91
27.53	42.65	1,702,566	1.69 (j)	(0.12)	1.83	57	96

18.02	11.73	8,540	2.09 (f)	(0.46)	2.20	71	100
17.35	31.58	7,541	2.16 (h)	(0.52)(g)	2.28	62	109
15.03	23.65	5,757	2.20 (h)	(0.45)	2.30	66	99
16.59	(13.23)	4,602	2.20 (i)	(0.67)	2.26	59	91
25.27	41.77	5,838	2.29 (j)	(0.74)	2.34	57	96

22.64	12.46	46,122	1.44 (f)	0.19	1.54	71	100
21.36	32.43	44,798	1.51 (h)	0.13	1.61	62	109
18.00	24.48	30,667	1.55 (h)	0.20	1.64	66	99
18.91	(12.65)	27,541	1.55 (i)	(0.02)	1.60	59	91
27.78	42.75	34,191	1.64 (j)	(0.08)	1.68	57	96

22.64	12.56	800,177	1.33 (f)	0.30	1.43	71	100
21.36	32.61	474,521	1.40 (h)	0.23	1.50	62	109
17.99	24.60	285,919	1.45 (h)	0.30	1.53	66	99
18.90	(12.58)	365,912	1.45 (i)	0.07	1.50	59	91
27.75	42.86	536,661	1.54 (j)	0.01	1.58	57	96

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Research Enhanced Equity Fund
Class A
Year Ended June 30, 2025	$42.22	$0.32	$5.05	$5.37	$(0.33)	$(2.23)	$(2.56)
Year Ended June 30, 2024	33.84	0.31	8.44	8.75	(0.32)	(0.05)	(0.37)
Year Ended June 30, 2023	28.88	0.31	5.41	5.72	(0.31)	(0.45)	(0.76)
Year Ended June 30, 2022	36.46	0.27	(3.20)	(2.93)	(0.25)	(4.40)	(4.65)
Year Ended June 30, 2021	26.55	0.27	10.81	11.08	(0.34)	(0.83)	(1.17)
Class I
Year Ended June 30, 2025	42.81	0.44	5.10	5.54	(0.42)	(2.23)	(2.65)
Year Ended June 30, 2024	34.30	0.41	8.57	8.98	(0.42)	(0.05)	(0.47)
Year Ended June 30, 2023	29.26	0.39	5.49	5.88	(0.39)	(0.45)	(0.84)
Year Ended June 30, 2022	36.89	0.36	(3.26)	(2.90)	(0.33)	(4.40)	(4.73)
Year Ended June 30, 2021	26.85	0.35	10.94	11.29	(0.42)	(0.83)	(1.25)
Class R6
Year Ended June 30, 2025	42.73	0.48	5.10	5.58	(0.46)	(2.23)	(2.69)
Year Ended June 30, 2024	34.24	0.45	8.54	8.99	(0.45)	(0.05)	(0.50)
Year Ended June 30, 2023	29.21	0.42	5.48	5.90	(0.42)	(0.45)	(0.87)
Year Ended June 30, 2022	36.84	0.40	(3.26)	(2.86)	(0.37)	(4.40)	(4.77)
Year Ended June 30, 2021	26.81	0.38	10.93	11.31	(0.45)	(0.83)	(1.28)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$45.03	12.87%	$573,535	0.60%	0.75%	0.84%	28%
42.22	26.01	189,141	0.60	0.86	0.84	39
33.84	20.18	174,430	0.60	1.02	0.84	32
28.88	(10.33)	145,624	0.60	0.77	0.84	30
36.46	42.55	180,296	0.60	0.85	0.84	35

45.70	13.12	1,284,221	0.35	1.00	0.58	28
42.81	26.35	854,011	0.35	1.11	0.59	39
34.30	20.48	711,186	0.35	1.27	0.58	32
29.26	(10.13)	611,102	0.35	1.02	0.59	30
36.89	42.92	686,545	0.35	1.09	0.58	35

45.62	13.25	9,174,782	0.25	1.09	0.33	28
42.73	26.46	8,328,482	0.25	1.21	0.34	39
34.24	20.61	6,675,403	0.25	1.37	0.33	32
29.21	(10.05)	5,994,312	0.25	1.15	0.34	30
36.84	43.09	4,185,201	0.25	1.19	0.33	35

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Sustainable Leaders Fund
Class A
Year Ended June 30, 2025	$72.21	$0.40	$7.75	$8.15	$(0.42)	$—	$(0.42)
Year Ended June 30, 2024	57.02	0.43	15.24	15.67	(0.48)	—	(0.48)
Year Ended June 30, 2023	48.80	0.41	8.30	8.71	(0.49)	—	(0.49)
Year Ended June 30, 2022	59.20	0.39	(8.35)	(7.96)	(0.23)	(2.21)	(2.44)
Year Ended June 30, 2021	42.76	0.42	16.81	17.23	(0.30)	(0.49)	(0.79)
Class C
Year Ended June 30, 2025	70.53	0.03	7.55	7.58	(0.01)	—	(0.01)
Year Ended June 30, 2024	55.67	0.12	14.89	15.01	(0.15)	—	(0.15)
Year Ended June 30, 2023	47.61	0.15	8.10	8.25	(0.19)	—	(0.19)
Year Ended June 30, 2022	57.87	0.09	(8.14)	(8.05)	—	(2.21)	(2.21)
Year Ended June 30, 2021	41.80	0.16	16.43	16.59	(0.03)	(0.49)	(0.52)
Class I
Year Ended June 30, 2025	72.95	0.60	7.82	8.42	(0.58)	—	(0.58)
Year Ended June 30, 2024	57.58	0.59	15.39	15.98	(0.61)	—	(0.61)
Year Ended June 30, 2023	49.27	0.54	8.38	8.92	(0.61)	—	(0.61)
Year Ended June 30, 2022	59.71	0.54	(8.43)	(7.89)	(0.34)	(2.21)	(2.55)
Year Ended June 30, 2021	43.11	0.55	16.95	17.50	(0.41)	(0.49)	(0.90)
Class R6
Year Ended June 30, 2025	72.93	0.63	7.84	8.47	(0.62)	—	(0.62)
Year Ended June 30, 2024	57.57	0.63	15.37	16.00	(0.64)	—	(0.64)
Year Ended June 30, 2023	49.27	0.57	8.37	8.94	(0.64)	—	(0.64)
Year Ended June 30, 2022	59.69	0.57	(8.42)	(7.85)	(0.36)	(2.21)	(2.57)
September 30, 2020 (f) through June 30, 2021	46.79	0.43	13.40	13.83	(0.44)	(0.49)	(0.93)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Large Cap Funds	June 30, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$79.94	11.30%	$91,240	0.64%	0.53%	0.97%	71%
72.21	27.64	58,599	0.64	0.70	0.99	25
57.02	18.00	44,882	0.64	0.79	1.00	39
48.80	(14.36)	37,387	0.64	0.67	1.03	39
59.20	40.64	24,169	0.64	0.80	1.23	44

78.10	10.75	4,469	1.14	0.03	1.48	71
70.53	27.01	4,838	1.14	0.19	1.49	25
55.67	17.38	4,317	1.14	0.29	1.50	39
47.61	(14.77)	4,668	1.14	0.16	1.55	39
57.87	39.94	3,794	1.13	0.32	1.72	44

80.79	11.58	102,634	0.39	0.78	0.72	71
72.95	27.95	85,970	0.39	0.95	0.74	25
57.58	18.29	74,249	0.39	1.03	0.74	39
49.27	(14.15)	98,142	0.39	0.92	0.77	39
59.71	40.99	62,431	0.39	1.06	0.96	44

80.78	11.65	72,764	0.34	0.83	0.47	71
72.93	28.00	68,064	0.34	1.00	0.49	25
57.57	18.35	52,553	0.34	1.09	0.49	39
49.27	(14.09)	45,209	0.34	0.97	0.52	39
59.69	29.93	25,156	0.34	1.05	0.70	44

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund
Class A
Year Ended June 30, 2025	$74.67	$0.89	$7.43	$8.32	$(0.95)	$(1.17)	$(2.12)
Year Ended June 30, 2024	66.58	0.90	8.16	9.06	(0.97)	—	(0.97)
Year Ended June 30, 2023	60.21	0.90	6.53	7.43	(0.90)	(0.16)	(1.06)
Year Ended June 30, 2022	64.61	0.74	(3.22)	(2.48)	(0.71)	(1.21)	(1.92)
Year Ended June 30, 2021	45.62	0.64	19.59	20.23	(0.60)	(0.64)	(1.24)
Class C
Year Ended June 30, 2025	65.56	0.43	6.53	6.96	(0.64)	(1.17)	(1.81)
Year Ended June 30, 2024	58.61	0.49	7.15	7.64	(0.69)	—	(0.69)
Year Ended June 30, 2023	53.16	0.51	5.76	6.27	(0.66)	(0.16)	(0.82)
Year Ended June 30, 2022	57.32	0.38	(2.84)	(2.46)	(0.49)	(1.21)	(1.70)
Year Ended June 30, 2021	40.63	0.32	17.40	17.72	(0.39)	(0.64)	(1.03)
Class I
Year Ended June 30, 2025	79.59	1.16	7.93	9.09	(1.13)	(1.17)	(2.30)
Year Ended June 30, 2024	70.89	1.15	8.68	9.83	(1.13)	—	(1.13)
Year Ended June 30, 2023	64.02	1.13	6.94	8.07	(1.04)	(0.16)	(1.20)
Year Ended June 30, 2022	68.55	0.97	(3.43)	(2.46)	(0.86)	(1.21)	(2.07)
Year Ended June 30, 2021	48.34	0.83	20.76	21.59	(0.74)	(0.64)	(1.38)
Class R2
Year Ended June 30, 2025	74.78	0.69	7.45	8.14	(0.74)	(1.17)	(1.91)
Year Ended June 30, 2024	66.68	0.73	8.16	8.89	(0.79)	—	(0.79)
Year Ended June 30, 2023	60.30	0.74	6.53	7.27	(0.73)	(0.16)	(0.89)
Year Ended June 30, 2022	64.73	0.59	(3.24)	(2.65)	(0.57)	(1.21)	(1.78)
Year Ended June 30, 2021	45.72	0.50	19.63	20.13	(0.48)	(0.64)	(1.12)
Class R3
Year Ended June 30, 2025	79.38	0.94	7.91	8.85	(0.94)	(1.17)	(2.11)
Year Ended June 30, 2024	70.69	0.96	8.66	9.62	(0.93)	—	(0.93)
Year Ended June 30, 2023	63.83	0.93	6.95	7.88	(0.86)	(0.16)	(1.02)
Year Ended June 30, 2022	68.41	0.80	(3.44)	(2.64)	(0.73)	(1.21)	(1.94)
Year Ended June 30, 2021	48.25	0.68	20.73	21.41	(0.61)	(0.64)	(1.25)
Class R4
Year Ended June 30, 2025	79.60	1.19	7.90	9.09	(1.13)	(1.17)	(2.30)
Year Ended June 30, 2024	70.87	1.15	8.68	9.83	(1.10)	—	(1.10)
Year Ended June 30, 2023	64.04	1.22	6.85	8.07	(1.08)	(0.16)	(1.24)
Year Ended June 30, 2022	68.60	0.94	(3.41)	(2.47)	(0.88)	(1.21)	(2.09)
Year Ended June 30, 2021	48.31	0.79	20.81	21.60	(0.67)	(0.64)	(1.31)
Class R5
Year Ended June 30, 2025	80.25	1.31	7.99	9.30	(1.26)	(1.17)	(2.43)
Year Ended June 30, 2024	71.45	1.27	8.75	10.02	(1.22)	—	(1.22)
Year Ended June 30, 2023	64.52	1.25	6.98	8.23	(1.14)	(0.16)	(1.30)
Year Ended June 30, 2022	69.09	1.12	(3.51)	(2.39)	(0.97)	(1.21)	(2.18)
Year Ended June 30, 2021	48.69	0.93	20.93	21.86	(0.82)	(0.64)	(1.46)
Class R6
Year Ended June 30, 2025	80.28	1.38	8.01	9.39	(1.34)	(1.17)	(2.51)
Year Ended June 30, 2024	71.49	1.34	8.76	10.10	(1.31)	—	(1.31)
Year Ended June 30, 2023	64.55	1.33	6.98	8.31	(1.21)	(0.16)	(1.37)
Year Ended June 30, 2022	69.10	1.16	(3.47)	(2.31)	(1.03)	(1.21)	(2.24)
Year Ended June 30, 2021	48.70	1.02	20.89	21.91	(0.87)	(0.64)	(1.51)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Large Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$80.87	11.19%	$1,475,038	0.94%	1.12%	1.00%	22%
74.67	13.71	1,258,586	0.94	1.30	1.01	18
66.58	12.43	1,045,975	0.94	1.40	1.01	12
60.21	(4.04)	723,238	0.94	1.13	1.03	22
64.61	44.88	522,230	0.93	1.17	1.03	14

70.71	10.66	116,915	1.44	0.62	1.49	22
65.56	13.14	113,163	1.44	0.80	1.50	18
58.61	11.86	107,219	1.44	0.90	1.50	12
53.16	(4.52)	71,714	1.44	0.66	1.52	22
57.32	44.13	37,539	1.43	0.66	1.51	14

86.38	11.48	2,773,567	0.69	1.37	0.74	22
79.59	13.98	2,436,511	0.69	1.55	0.75	18
70.89	12.71	2,205,435	0.69	1.66	0.75	12
64.02	(3.80)	1,440,632	0.69	1.40	0.76	22
68.55	45.22	868,339	0.69	1.35	0.75	14

81.01	10.93	6,751	1.19	0.87	1.24	22
74.78	13.42	6,195	1.19	1.05	1.25	18
66.68	12.14	5,380	1.19	1.15	1.25	12
60.30	(4.29)	3,563	1.19	0.89	1.26	22
64.73	44.51	2,005	1.18	0.90	1.25	14

86.12	11.20	13,543	0.94	1.12	0.99	22
79.38	13.72	8,937	0.94	1.30	1.01	18
70.69	12.43	8,122	0.94	1.36	1.00	12
63.83	(4.06)	8,698	0.94	1.14	1.01	22
68.41	44.89	1,402	0.94	1.15	1.01	14

86.39	11.48	3,616	0.69	1.41	0.74	22
79.60	13.99	2,834	0.69	1.58	0.76	18
70.87	12.71	4,583	0.69	1.77	0.76	12
64.04	(3.81)	253	0.69	1.34	0.78	22
68.60	45.26	106	0.68	1.46	0.76	14

87.12	11.65	14,215	0.54	1.53	0.59	22
80.25	14.16	9,619	0.54	1.71	0.60	18
71.45	12.88	8,761	0.54	1.82	0.60	12
64.52	(3.67)	4,409	0.54	1.60	0.61	22
69.09	45.47	178	0.54	1.56	0.61	14

87.16	11.77	1,993,376	0.44	1.62	0.49	22
80.28	14.27	1,862,143	0.44	1.79	0.50	18
71.49	13.00	1,319,430	0.44	1.92	0.50	12
64.55	(3.56)	561,821	0.44	1.66	0.51	22
69.10	45.60	275,186	0.44	1.74	0.50	14

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Large Cap Funds	139

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 15 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Equity Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Equity Index Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Equity Premium Income Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Hedged Equity 2 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity 3 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Large Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Non-Diversified*
JPMorgan Large Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan U.S. Applied Data Science Value Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. GARP Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Non-Diversified**
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Research Enhanced Equity Fund	Class A, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Sustainable Leaders Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

*	Prior to March 5, 2025, JPMorgan Large Cap Growth Fund operated as a diversified company.
**	Prior to December 2, 2024, JPMorgan U.S. GARP Equity Fund operated as a diversified company.
Effective March 1, 2025, Class A and Class C Shares of U.S. Applied Data Sciences Value Fund were publicly offered on a limited basis. Investors are not eligible to purchase Class A Shares and Class C Shares of U.S. Applied Data Science Value Fund unless they meet certain requirements as described in the Funds' prospectus.
The investment objective of JPMorgan Equity Income Fund (“Equity Income Fund”) is to seek capital appreciation and current income.
The investment objective of JPMorgan Equity Index Fund ("Equity Index Fund") is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index.
The investment objective of JPMorgan Equity Premium Income Fund (“Equity Premium Income Fund”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Hedged Equity Fund (“Hedged Equity Fund”), JPMorgan Hedged Equity 2 Fund (“Hedged Equity 2 Fund”) and JPMorgan Hedged Equity 3 Fund (“Hedged Equity 3 Fund”) is to seek to provide capital appreciation.
The investment objective of JPMorgan Large Cap Growth Fund ("Large Cap Growth Fund") is to seek long-term capital appreciation.
The investment objective of JPMorgan Large Cap Value Fund (“Large Cap Value Fund”) is to seek capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.
The investment objective of JPMorgan U.S. Applied Data Science Value Fund (“U.S. Applied Data Science Value Fund”) and JPMorgan U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) and JPMorgan U.S. Large Cap Core Plus Fund ("U.S. Large Cap Core Plus Fund") is to seek to provide high total return from a portfolio of selected equity securities.
The investment objective of JPMorgan U.S. GARP Equity Fund (“U.S. GARP Equity Fund”) is to seek to provide long-term capital growth.

140	J.P. Morgan Large Cap Funds	June 30, 2025

The investment objective of JPMorgan U.S. Research Enhanced Equity Fund (“U.S. Research Enhanced Equity Fund”) is to seek to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index.
The investment objective of JPMorgan U.S. Value Fund (“U.S. Value Fund”) is to seek to provide capital growth over the long-term and to earn income from dividends.
Class L Shares of U.S. Equity Fund and Class A Shares of U.S. Research Enhanced Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective March 1, 2025, no sales charge was imposed on purchases of Class A Shares of U.S. Applied Data Science Value Fund and no CDSC was imposed on redemptions of Class A Shares and Class C Shares of U.S. Applied Data Science Value Fund. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the

June 30, 2025	J.P. Morgan Large Cap Funds	141

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$43,801,935	$—	$—	$43,801,935

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Index Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$11,370,091	$—	$—	$11,370,091
Rights	—	—	10	10
Short-Term Investments
Investment Companies	29,487	—	—	29,487
Total Investments in Securities	$11,399,578	$—	$10	$11,399,588
Appreciation in Other Financial Instruments
Futures Contracts	$1,083	$—	$—	$1,083

Equity Premium Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,522,317	$—	$—	$5,522,317
Equity Linked Notes	—	813,194	—	813,194

142	J.P. Morgan Large Cap Funds	June 30, 2025

Equity Premium Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$9,909	$—	$—	$9,909
Total Investments in Securities	$5,532,226	$813,194	$—	$6,345,420

Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,253,389	$—	$—	$22,253,389
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,347	$—	$—	$1,347
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(215,440)	$—	$—	$(215,440)
Put Options Written	(60,656)	—	—	(60,656)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(274,749)	$—	$—	$(274,749)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 2 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,525,256	$—	$—	$5,525,256
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,303	$—	$—	$1,303
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(326,512)	$—	$—	$(326,512)
Put Options Written	(1,177)	—	—	(1,177)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(326,386)	$—	$—	$(326,386)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 3 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,376,000	$—	$—	$3,376,000
Appreciation in Other Financial Instruments
Futures Contracts (a)	$912	$—	$—	$912
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(87,381)	$—	$—	$(87,381)

June 30, 2025	J.P. Morgan Large Cap Funds	143

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Hedged Equity 3 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(3,607)	$—	$—	$(3,607)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(90,076)	$—	$—	$(90,076)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$113,982,651	$—	$—	$113,982,651

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,064,258	$—	$—	$5,064,258

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Applied Data Science Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$149,613	$—	$—	$149,613

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$32,261,942	$—	$—	$32,261,942
Appreciation in Other Financial Instruments
Futures Contracts (a)	$13	$—	$—	$13

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. GARP Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,868,447	$—	$—	$1,868,447

144	J.P. Morgan Large Cap Funds	June 30, 2025

U.S. GARP Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$311	$—	$—	$311

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Large Cap Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,994,224	$—	$—	$3,994,224
Total Liabilities in Securities Sold Short (a)	$(650,616)	$—	$—	$(650,616)
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,581	$—	$—	$1,581

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,065,184	$—	$—	$11,065,184
Appreciation in Other Financial Instruments
Futures Contracts (a)	$694	$—	$—	$694

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Sustainable Leaders Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$270,894	$—	$—	$270,894
Appreciation in Other Financial Instruments
Futures Contracts (a)	$54	$—	$—	$54

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,413,845	$—	$—	$6,413,845

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

June 30, 2025	J.P. Morgan Large Cap Funds	145

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
As of June 30, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Large Cap Growth Fund	$10,104	$(10,104)	$—
Large Cap Value Fund	19,464	(19,464)	—
U.S. Value Fund	23,174	(23,174)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2025, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Equity Index Fund	$— (a)
Large Cap Growth Fund	1
Large Cap Value Fund	— (a)
U.S. GARP Equity Fund	— (a)
U.S. Value Fund	— (a)

(a)	Amount rounds to less than one thousand.

146	J.P. Morgan Large Cap Funds	June 30, 2025

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Equity Income Fund, Equity Index Fund, Equity Premium Income Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund and U.S. GARP Equity Fund did not have any securities out on loan at June 30, 2025. Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund did not lend out any securities during the year ended June 30, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Equity Income Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$75,282	$5,340,048	$5,338,943	$(53)	$7	$76,341	76,326	$6,542	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	39,580	39,580	—	—	—	—	5 *	—
Total	$75,282	$5,379,628	$5,378,523	$(53)	$7	$76,341		$6,547	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Index Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$130,535	$13,912	$24,546	$4,221	$50,385	$174,507	602	$3,206	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c)	10,453	158,996	171,247	1,798 *	—	—	—	345 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (b) (c)	2,022	19,657	21,679	—	—	—	—	23 *	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.18% (b) (c)	31,098	709,104	710,715	—	—	29,487	29,487	1,370	—
Total	$174,108	$901,669	$928,187	$6,019	$50,385	$203,994		$4,944	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2025	J.P. Morgan Large Cap Funds	147

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Equity Premium Income Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$—	$3,363,965	$3,354,075	$19	$— (c)	$9,909	9,907	$1,921	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	1,105	1,105	—	—	—	—	1 *	—
Total	$—	$3,365,070	$3,355,180	$19	$— (c)	$9,909		$1,922	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Hedged Equity Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.18% (a) (b)	$518,872	$3,491,237	$2,996,409	$—	$—	$1,013,700	1,013,700	$13,863	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

Hedged Equity 2 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	$97,567	$1,198,276	$1,230,954	$—	$—	$64,889	64,889	$3,163	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

148	J.P. Morgan Large Cap Funds	June 30, 2025

Hedged Equity 3 Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	$46,578	$891,471	$916,500	$—	$—	$21,549	21,549	$2,210	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

Large Cap Growth Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$3,765,452	$41,637,546	$44,813,701	$(342)	$(29)	$588,926	588,808	$204,620	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	94,979	196,549	281,159	5 *	3	10,377	10,377	855 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	11,095	4,514	15,609	—	—	—	—	42 *	—
Total	$3,871,526	$41,838,609	$45,110,469	$(337)	$(26)	$599,303		$205,517	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Large Cap Value Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$127,054	$3,640,366	$3,739,187	$4	$3	$28,240	28,234	$4,627	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	2,000	188,300	170,501	1 *	—	19,800	19,800	290 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	1,210	14,734	15,944	—	—	—	—	16 *	—
Total	$130,264	$3,843,400	$3,925,632	$5	$3	$48,040		$4,933	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2025	J.P. Morgan Large Cap Funds	149

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
U.S. Applied Data Science Value Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$1,157	$32,254	$32,796	$— (c)	$— (c)	$615	615	$119	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	661	661	—	—	—	—	—	—
Total	$1,157	$32,915	$33,457	$— (c)	$— (c)	$615		$119	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
(c)	Amount rounds to less than one thousand.

U.S. Equity Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$269,804	$10,170,252	$10,192,525	$77	$15	$247,623	247,573	$11,661	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	42,421	42,421	—	—	—	—	27 *	—
Total	$269,804	$10,212,673	$10,234,946	$77	$15	$247,623		$11,688	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. GARP Equity Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$19,423	$390,868	$399,524	$— (c)	$— (c)	$10,767	10,765	$859	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	12,122	12,122	—	—	—	—	25 *	—
Total	$19,423	$402,990	$411,646	$— (c)	$— (c)	$10,767		$884	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

150	J.P. Morgan Large Cap Funds	June 30, 2025

U.S. Large Cap Core Plus Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$62,838	$1,053,199	$1,011,787	$4	$3	$104,257	104,237	$2,977	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

U.S. Research Enhanced Equity Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$193,056	$2,126,282	$2,270,106	$41	$2	$49,275	49,265	$6,862	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

U.S. Sustainable Leaders Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$4,615	$76,606	$78,126	$— (c)	$1	$3,096	3,095	$209	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
(c)	Amount rounds to less than one thousand.

U.S. Value Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$81,551	$746,015	$642,809	$(9)	$2	$184,750	184,714	$5,203	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	33,784	10,135	—	—	23,649	23,649	58 *	—
Total	$81,551	$779,799	$652,944	$(9)	$2	$208,399		$5,261	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

June 30, 2025	J.P. Morgan Large Cap Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— Hedged Equity Fund, Hedged Equity 2 Fund and Hedged Equity 3 Fund purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of cash or securities for options written. Cash collateral deposited with the broker is recorded as Deposits at broker for option contracts, while cash collateral deposited at the Funds' custodian for the benefit of the broker is recorded as Restricted cash for exchange-traded options on the Statements of Assets and Liabilities. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds’ exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

152	J.P. Morgan Large Cap Funds	June 30, 2025

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended June 30, 2025 (amounts in thousands, except number of contracts):
	Equity Index Fund	Equity Premium Income Fund
Futures Contracts:
Average Notional Balance Long	$39,357	$3,934
Average Notional Balance Short	—	(863)
Ending Notional Balance Long	44,068	—

	Hedged Equity Fund	Hedged Equity 2 Fund	Hedged Equity 3 Fund
Futures Contracts:
Average Notional Balance Long	$323,296	$85,607	$60,167
Ending Notional Balance Long	37,505	73,446	25,941
Exchange-Traded Options:
Average Number of Contracts Purchased	35,770	9,081	5,296
Average Number of Contracts Written	(71,541)	(18,162)	(10,589)
Ending Number of Contracts Purchased	33,981	8,915	5,424
Ending Number of Contracts Written	(67,962)	(17,830)	(10,848)

	U.S. Applied Data Science Value Fund	U.S. Equity Fund	U.S. GARP Equity Fund
Futures Contracts:
Average Notional Balance Long	$2,131	$48,419	$12,819
Ending Notional Balance Long	—	1,250	9,064

	U.S. Large Cap Core Plus Fund	U.S. Research Enhanced Equity Fund	U.S. Sustainable Leaders Fund
Futures Contracts:
Average Notional Balance Long	$19,364	$150,617	$3,046
Ending Notional Balance Long	45,318	19,377	1,875

June 30, 2025	J.P. Morgan Large Cap Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The Funds' derivatives contracts held at June 30, 2025 are not accounted for as hedging instruments under GAAP.
H. Equity-Linked Notes— Equity Premium Income Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of June 30, 2025, Equity Premium Income Fund had outstanding ELNs as listed on its SOI.
I. Short Sales— U.S. Large Cap Core Plus Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOI. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statements of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of June 30, 2025, U.S. Large Cap Core Plus Fund had outstanding short sales as listed on its SOI.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and dividend expense on securities sold short, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

154	J.P. Morgan Large Cap Funds	June 30, 2025

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Equity Income Fund
Transfer agency fees	$178	$30	$256	n/a	$11	$7	$3	$11	$441	$937
Equity Index Fund
Transfer agency fees	168	5	33	n/a	n/a	n/a	n/a	n/a	57	263
Equity Premium Income Fund
Transfer agency fees	20	14	96	n/a	n/a	n/a	n/a	— (a)	11	141
Hedged Equity Fund
Transfer agency fees	36	17	149	n/a	n/a	n/a	n/a	— (a)	49	251
Hedged Equity 2 Fund
Transfer agency fees	8	6	41	n/a	n/a	n/a	n/a	— (a)	14	69
Hedged Equity 3 Fund
Transfer agency fees	4	3	24	n/a	n/a	n/a	n/a	— (a)	6	37
Large Cap Growth Fund
Transfer agency fees	404	31	260	n/a	37	19	9	16	845	1,621
Large Cap Value Fund
Transfer agency fees	46	4	48	n/a	3	1	— (a)	3	31	136
U.S. Applied Data Science Value Fund
Transfer agency fees	2	1	3	n/a	2	n/a	n/a	— (a)	2	10
U.S. Equity Fund
Transfer agency fees	120	17	189	$29	10	8	2	13	212	600
U.S. GARP Equity Fund
Transfer agency fees	15	2	7	n/a	20	n/a	n/a	2	9	55
U.S. Large Cap Core Plus Fund
Transfer agency fees	21	3	27	n/a	1	n/a	n/a	1	7	60
U.S. Research Enhanced Equity Fund
Transfer agency fees	11	n/a	20	n/a	n/a	n/a	n/a	n/a	81	112
U.S. Sustainable Leaders Fund
Transfer agency fees	5	1	3	n/a	n/a	n/a	n/a	n/a	2	11
U.S. Value Fund
Transfer agency fees	142	9	31	n/a	— (a)	1	— (a)	— (a)	39	222

(a)	Amount rounds to less than one thousand.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
M. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Large Cap Growth Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Sustainable Leaders Fund, for which distributions are generally declared and paid at least annually, Equity Income Fund, for which distributions are generally declared and paid at least monthly, and Equity Premium Income Fund, for which distributions are generally declared daily and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

June 30, 2025	J.P. Morgan Large Cap Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Equity Income Fund	$273,010	$3,468	$(276,478)
Equity Index Fund	—	(5)	5
Hedged Equity Fund	—	622	(622)
Large Cap Growth Fund	531,455	—	(531,455)
Large Cap Value Fund	21,831	1,135	(22,966)
U.S. Applied Data Science Value Fund	824	— (a)	(824)
U.S. Large Cap Core Plus Fund	(4)	151	(147)
U.S. Research Enhanced Equity Fund	—	57	(57)
U.S. Sustainable Leaders Fund	1,664	1	(1,665)

(a)	Amount rounds to less than one thousand.
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and tax equalization.
N. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
O. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Equity Income Fund	0.40%
Equity Index Fund	0.04
Equity Premium Income Fund	0.25
Hedged Equity Fund	0.25
Hedged Equity 2 Fund	0.25
Hedged Equity 3 Fund	0.25
Large Cap Growth Fund	0.45
Large Cap Value Fund	0.40
U.S. Applied Data Science Value Fund	0.30
U.S. Equity Fund	0.40
U.S. GARP Equity Fund	0.30
U.S. Large Cap Core Plus Fund	0.65
U.S. Research Enhanced Equity Fund	0.25
U.S. Sustainable Leaders Fund	0.30

156	J.P. Morgan Large Cap Funds	June 30, 2025

U.S. Value Fund	0.40%
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2025, the effective rate for Equity Income Fund, Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, Large Cap Growth Fund, Large Cap Value Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund was 0.035%, 0.075%, 0.075%, 0.065%, 0.075%, 0.075%, 0.027%, 0.075%, 0.075%, 0.057%, 0.075%, 0.075%, 0.075%, 0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Equity Income Fund	0.25%	0.75%	0.50%	0.25%
Equity Index Fund	0.25	0.75	n/a	n/a
Equity Premium Income Fund	0.25	0.75	n/a	n/a
Hedged Equity Fund	0.25	0.75	n/a	n/a
Hedged Equity 2 Fund	0.25	0.75	n/a	n/a
Hedged Equity 3 Fund	0.25	0.75	n/a	n/a
Large Cap Growth Fund	0.25	0.75	0.50	0.25
Large Cap Value Fund	0.25	0.75	0.50	0.25
U.S. Applied Data Science Value Fund	0.25	0.75	0.50	n/a
U.S. Equity Fund	0.25	0.75	0.50	0.25
U.S. GARP Equity Fund	0.25	0.75	0.50	n/a
U.S. Large Cap Core Plus Fund	0.25	0.75	0.50	n/a
U.S. Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.75	n/a	n/a
U.S. Value Fund	0.25	0.75	0.50	0.25
Effective March 1, 2025, distribution fees on U.S. Applied Data Science Value Fund's Class A, Class C and Class R2 Shares are voluntarily waived by the Distributor. JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Equity Income Fund	$218	$— (a)
Equity Index Fund	61	— (a)
Equity Premium Income Fund	392	— (a)
Hedged Equity Fund	161	— (a)
Hedged Equity 2 Fund	24	—

June 30, 2025	J.P. Morgan Large Cap Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
	Front-End Sales Charge	CDSC
Hedged Equity 3 Fund	$28	$—
Large Cap Growth Fund	1,103	— (a)
Large Cap Value Fund	32	— (a)
U.S. Applied Data Science Value Fund	1	—
U.S. Equity Fund	300	— (a)
U.S. GARP Equity Fund	15	— (a)
U.S. Large Cap Core Plus Fund	62	— (a)
U.S. Research Enhanced Equity Fund	— (a)	—
U.S. Sustainable Leaders Fund	4	—
U.S. Value Fund	153	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Equity Income Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Equity Index Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Equity Premium Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 2 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 3 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Large Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Large Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
U.S. Applied Data Science Value Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Equity Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
U.S. GARP Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Large Cap Core Plus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

158	J.P. Morgan Large Cap Funds	June 30, 2025

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Equity Index Fund	0.45%	n/a	0.20%	n/a	n/a	n/a	n/a	0.05%
Equity Premium Income Fund	0.85	1.35%	0.60	n/a	n/a	n/a	0.45%	0.35
Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 2 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 3 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Large Cap Growth Fund	0.94	1.44	0.69	1.19%	0.94%	0.69%	0.54	0.44
Large Cap Value Fund	0.93	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. Applied Data Science Value Fund	0.73	1.23	0.49	1.09	n/a	n/a	0.44	0.34
U.S. Equity Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. GARP Equity Fund	0.84	1.34	0.59	1.09	n/a	n/a	0.44	0.34
U.S. Large Cap Core Plus Fund	0.95	1.45	0.70	1.40	n/a	n/a	0.75	0.65
U.S. Research Enhanced Equity Fund	0.60	n/a	0.35	n/a	n/a	n/a	n/a	0.25
U.S. Sustainable Leaders Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.34
U.S. Value Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44

The expense limitation agreements were in effect for the year ended June 30, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
For the year ended June 30, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers					Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
Equity Income Fund	$1	$—	$—	$1	$—	$—
Equity Index Fund	4,354	3,859	2,448	10,661	57	—
Equity Premium Income Fund	—	—	— (a)	— (a)	—	—
Hedged Equity 2 Fund	—	—	1	1	—	—
Hedged Equity 3 Fund	—	—	1	1	— (a)	—
Large Cap Growth Fund	37,718	17,076	415	55,209	188	—
Large Cap Value Fund	1,562	1,040	126	2,728	23	—
U.S. Applied Data Science Value Fund	178	114	129	421	—	37
U.S. Equity Fund	3,205	2,139	359	5,703	212	—
U.S. GARP Equity Fund	597	379	41	1,017	1	—
U.S. Large Cap Core Plus Fund	1,645	1,097	4,363	7,105	—	—
U.S. Research Enhanced Equity Fund	5,182	3,457	2,131	10,770	—	—
U.S. Sustainable Leaders Fund	180	120	335	635	—	—
U.S. Value Fund	1,762	1,175	173	3,110	35	—

(a)	Amount rounds to less than one thousand.

June 30, 2025	J.P. Morgan Large Cap Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2025 were as follows:

Equity Income Fund	$154
Equity Index Fund	62
Equity Premium Income Fund	57
Hedged Equity Fund	667
Hedged Equity 2 Fund	83
Hedged Equity 3 Fund	55
Large Cap Growth Fund	4,961
Large Cap Value Fund	103
U.S. Applied Data Science Value Fund	3
U.S. Equity Fund	266
U.S. GARP Equity Fund	20
U.S. Large Cap Core Plus Fund	66
U.S. Research Enhanced Equity Fund	172
U.S. Sustainable Leaders Fund	5
U.S. Value Fund	113
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2025, Large Cap Value Fund and U.S. Large Cap Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Equity Income Fund	$106
Equity Premium Income Fund	14
Hedged Equity Fund	36
Hedged Equity 2 Fund	41
Hedged Equity 3 Fund	73
Large Cap Value Fund	56
U.S. Applied Data Science Value Fund	2
U.S. Equity Fund	76
U.S. GARP Equity Fund	9
U.S. Large Cap Core Plus Fund	5
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

160	J.P. Morgan Large Cap Funds	June 30, 2025

4. Investment Transactions
During the year ended June 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Equity Income Fund	$8,773,924	$14,397,913	$—	$—
Equity Index Fund	1,253,935	1,598,212	—	—
Equity Premium Income Fund	11,424,234	11,269,619	—	—
Hedged Equity Fund	5,960,365	6,456,621	—	—
Hedged Equity 2 Fund	2,262,229	2,183,229	—	—
Hedged Equity 3 Fund	1,390,323	1,319,302	—	—
Large Cap Growth Fund	59,034,633	50,679,169	—	—
Large Cap Value Fund	9,153,943	8,779,600	—	—
U.S. Applied Data Science Value Fund	31,460	66,206	—	—
U.S. Equity Fund	12,251,755	13,293,050	—	—
U.S. GARP Equity Fund	982,102	844,096	—	—
U.S. Large Cap Core Plus Fund	3,044,278	2,412,983	1,014,509	983,568
U.S. Research Enhanced Equity Fund	3,413,855	2,839,768	—	—
U.S. Sustainable Leaders Fund	194,671	166,312	—	—
U.S. Value Fund	1,327,406	1,307,512	—	—
During the year ended June 30, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$27,084,373	$16,850,331	$132,769	$16,717,562
Equity Index Fund	4,087,135	7,391,626	78,090	7,313,536
Equity Premium Income Fund	5,308,285	1,230,921	193,786	1,037,135
Hedged Equity Fund	12,770,393	9,401,383	193,136	9,208,247
Hedged Equity 2 Fund	3,489,898	2,093,538	384,566	1,708,972
Hedged Equity 3 Fund	2,311,863	1,109,420	135,359	974,061
Large Cap Growth Fund	67,551,974	46,611,173	180,496	46,430,677
Large Cap Value Fund	4,498,261	611,344	45,347	565,997
U.S. Applied Data Science Value Fund	112,336	40,799	3,522	37,277
U.S. Equity Fund	17,683,144	14,611,693	32,882	14,578,811
U.S. GARP Equity Fund	947,956	931,757	10,955	920,802
U.S. Large Cap Core Plus Fund *	1,952,143	1,433,684	40,638	1,393,046
U.S. Research Enhanced Equity Fund	6,279,257	4,894,170	107,549	4,786,621
U.S. Sustainable Leaders Fund	205,050	71,328	5,430	65,898
U.S. Value Fund	4,800,267	1,751,639	138,061	1,613,578

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives and wash sale loss deferrals.

June 30, 2025	J.P. Morgan Large Cap Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Equity Income Fund	$840,237	$2,628,734	$3,468,971
Equity Index Fund	133,064	—	133,064
Equity Premium Income Fund	518,059	—	518,059
Hedged Equity Fund	155,399	—	155,399
Hedged Equity 2 Fund	37,967	—	37,967
Hedged Equity 3 Fund	22,121	—	22,121
Large Cap Growth Fund	140,130	1,002,056	1,142,186
Large Cap Value Fund	343,655	155,204	498,859
U.S. Applied Data Science Value Fund	3,405	9,277	12,682
U.S. Equity Fund	807,038	1,113,229	1,920,267
U.S. GARP Equity Fund	30,794	62,061	92,855
U.S. Large Cap Core Plus Fund	11,844	163,977	175,821
U.S. Research Enhanced Equity Fund	232,460	381,245	613,705
U.S. Sustainable Leaders Fund	1,620	—	1,620
U.S. Value Fund	96,089	72,843	168,932

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Equity Income Fund	$976,837	$329,178	$1,306,015
Equity Index Fund	125,568	—	125,568
Equity Premium Income Fund	437,278	—	437,278
Hedged Equity Fund	158,875	—	158,875
Hedged Equity 2 Fund	42,150	—	42,150
Hedged Equity 3 Fund	23,662	—	23,662
Large Cap Growth Fund	170,094	—	170,094
Large Cap Value Fund	64,731	132,881	197,612
U.S. Applied Data Science Value Fund	5,421	6,778	12,199
U.S. Equity Fund	217,330	272,641	489,971
U.S. GARP Equity Fund	5,169	7,575	12,744
U.S. Large Cap Core Plus Fund	3,079	165,702	168,781
U.S. Research Enhanced Equity Fund	95,982	9,493	105,475
U.S. Sustainable Leaders Fund	1,738	—	1,738
U.S. Value Fund	82,194	—	82,194

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

162	J.P. Morgan Large Cap Funds	June 30, 2025

As of June 30, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Equity Income Fund	$1,812	$1,986,367	$16,717,561
Equity Index Fund	4,594	(3,265)	7,313,482
Equity Premium Income Fund	16,674	(1,161,104)	1,037,135
Hedged Equity Fund	13,042	(1,511,237)	9,208,247
Hedged Equity 2 Fund	3,083	(960,304)	1,708,972
Hedged Equity 3 Fund	1,878	(358,356)	974,061
Large Cap Growth Fund	178,541	6,081,902	46,430,677
Large Cap Value Fund	7,329	175,991	565,997
U.S. Applied Data Science Value Fund	117	10,162	37,277
U.S. Equity Fund	254,475	547,885	14,578,811
U.S. GARP Equity Fund	17,164	82,266	920,802
U.S. Large Cap Core Plus Fund	3,684	74,697	1,393,046
U.S. Research Enhanced Equity Fund	59,868	277,465	4,786,621
U.S. Sustainable Leaders Fund	806	17,568	65,898
U.S. Value Fund	13,124	146,076	1,613,578

The cumulative timing differences primarily consist of certain derivatives, dividends payable, post-October capital loss deferrals and wash sale loss deferrals.
As of June 30, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Equity Index Fund	$—	$3,265
Equity Premium Income Fund	1,099,073	62,031
Hedged Equity Fund	1,063,642	447,595
Hedged Equity 2 Fund	446,580	513,724
Hedged Equity 3 Fund	116,617	241,739
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the Funds deferred to July 1, 2025 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Equity Premium Income Fund	$339,900	$(258,944)
Hedged Equity Fund	401,169	14,264
Hedged Equity 2 Fund	86,642	(3,417)
Hedged Equity 3 Fund	32,733	(1,942)
Large Cap Value Fund	8,638	—
U.S. Applied Data Science Value Fund	14	—
U.S. Large Cap Core Plus Fund	51,056	—

June 30, 2025	J.P. Morgan Large Cap Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
During the year ended June 30, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Equity Index Fund	$30,625	$62,506
Equity Premium Income Fund	—	93,497
Large Cap Growth Fund	541,933	—
U.S. Sustainable Leaders Fund	11,932	1,002
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

164	J.P. Morgan Large Cap Funds	June 30, 2025

As of June 30, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Equity Income Fund	1	11.6%	2	34.5%
Equity Index Fund	3	31.8	—	—
Equity Premium Income Fund	1	14.0	2	52.7
Hedged Equity Fund	—	—	2	41.0
Hedged Equity 2 Fund	1	13.0	4	52.3
Hedged Equity 3 Fund	1	11.3	4	52.7
Large Cap Growth Fund	—	—	1	19.9
Large Cap Value Fund	1	11.5	2	29.7
U.S. Applied Data Science Value Fund	—	—	3	36.1
U.S. Equity Fund	—	—	2	29.0
U.S. GARP Equity Fund	3	39.8	1	14.1
U.S. Large Cap Core Plus Fund	1	27.6	—	—
U.S. Research Enhanced Equity Fund	—	—	2	35.8
U.S. Sustainable Leaders Fund	—	—	2	37.8
U.S. Value Fund	—	—	2	40.7
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2025, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Equity Index Fund	— %	— %	64.5%
Large Cap Value Fund	23.5	—	—
U.S. GARP Equity Fund	44.8	—	—
U.S. Research Enhanced Equity Fund	10.2	25.8	—
Equity Premium Income Fund’s investments in ELNs entail varying degrees of risks. The Fund is subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Fund may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Fund from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index, if any, or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
8. Subsequent Event
At a meeting held on February 11-13 2025, JPM I's Board of Trustees approved the reorganization (the “Reorganization”) of U.S. Applied Data Science Value Fund (the “Acquired Fund”) into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Value ETF (the "Acquiring Fund”). The Reorganization occurred as of the close of business on July 11, 2025 (the “Closing Date”). Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Acquiring Fund. In connection with the Reorganization, each shareholder of the

June 30, 2025	J.P. Morgan Large Cap Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Acquired Fund (except as noted below) received shares of the Acquiring Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Acquiring Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment may be taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Acquiring Fund is managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the 1940 Act, the Acquiring Fund has a new 80% policy, according to which it invests 80% of its assets in equity securities of large, well-established companies, while the Acquired Fund invested at least 80% of its assets in equity securities of U.S. large and mid-capitalization companies. Effective as of the close of business on July 11, 2025, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.

166	J.P. Morgan Large Cap Funds	June 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Equity Premium Income Fund, JPMorgan Hedged Equity Fund, JPMorgan Hedged Equity 2 Fund, JPMorgan Hedged Equity 3 Fund, JPMorgan Large Cap Growth Fund, JPMorgan Large Cap Value Fund, JPMorgan U.S. Applied Data Science Value Fund, JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Hedged Equity Fund, JPMorgan U.S. Applied Data Science Value Fund, JPMorgan U.S. Equity Fund, JPMorgan U.S. GARP Equity Fund, JPMorgan U.S. Large Cap Core Plus Fund, JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Sustainable Leaders Fund and JPMorgan U.S. Value Fund (eight of the funds constituting JPMorgan Trust I), JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Large Cap Growth Fund and JPMorgan Large Cap Value Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Equity Premium Income Fund, JPMorgan Hedged Equity 2 Fund and JPMorgan Hedged Equity 3 Fund (three of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statement of cash flows for JPMorgan U.S. Large Cap Core Plus Fund for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the results of its cash flows for the year then ended for JPMorgan U.S. Large Cap Core Plus Fund, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 22, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2025	J.P. Morgan Large Cap Funds	167

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2025:
Dividends Received Deduction
JPMorgan Equity Income Fund	100.00%
JPMorgan Equity Index Fund	99.00
JPMorgan Equity Premium Income Fund	15.19
JPMorgan Hedged Equity Fund	100.00
JPMorgan Hedged Equity 2 Fund	100.00
JPMorgan Hedged Equity 3 Fund	100.00
JPMorgan Large Cap Growth Fund	100.00
JPMorgan Large Cap Value Fund	22.28
JPMorgan U.S. Applied Data Science Value Fund	87.59
JPMorgan U.S. Equity Fund	39.56
JPMorgan U.S. GARP Equity Fund	33.83
JPMorgan U.S. Large Cap Core Plus Fund	100.00
JPMorgan U.S. Research Enhanced Equity Fund	50.03
JPMorgan U.S. Sustainable Leaders Fund	100.00
JPMorgan U.S. Value Fund	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2025:
Long-Term Capital Gain Distribution
JPMorgan Equity Income Fund	$2,902,340
JPMorgan Large Cap Growth Fund	1,533,511
JPMorgan Large Cap Value Fund	177,046
JPMorgan U.S. Applied Data Science Value Fund	10,101
JPMorgan U.S. Equity Fund	1,113,229
JPMorgan U.S. GARP Equity Fund	62,061
JPMorgan U.S. Large Cap Core Plus Fund	163,977
JPMorgan U.S. Research Enhanced Equity Fund	381,245
JPMorgan U.S. Sustainable Leaders Fund	1,664
JPMorgan U.S. Value Fund	72,843
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2025:
Qualified Dividend Income
JPMorgan Equity Income Fund	$840,237
JPMorgan Equity Index Fund	133,064
JPMorgan Equity Premium Income Fund	85,203
JPMorgan Hedged Equity Fund	155,399
JPMorgan Hedged Equity 2 Fund	37,967
JPMorgan Hedged Equity 3 Fund	22,121
JPMorgan Large Cap Growth Fund	140,130
JPMorgan Large Cap Value Fund	77,437
JPMorgan U.S. Applied Data Science Value Fund	3,128
JPMorgan U.S. Equity Fund	345,204
JPMorgan U.S. GARP Equity Fund	11,147
JPMorgan U.S. Large Cap Core Plus Fund	11,844
JPMorgan U.S. Research Enhanced Equity Fund	124,537
JPMorgan U.S. Sustainable Leaders Fund	1,620
JPMorgan U.S. Value Fund	96,089

168	J.P. Morgan Large Cap Funds	June 30, 2025

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THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. June 2025.
AN-LCE-625

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPMorgan Trust I held a special meeting of shareholders on October 2, 2024, for the purpose of considering and voting upon the approval to change the JPMorgan U.S. GARP Equity Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the Fund’s related fundamental investment policy. The elimination of the fundamental investment policy was approved by shareholders on October 2, 2024.
The results of the voting were as follows:
Dollar value of Votes Received (000's)
For	$845,181
Against	3,333
Abstain	1,191
JPMorgan Trust II held a special meeting of shareholders on October 2, 2024 for the purpose of considering and voting upon theapproval to change the JPMorgan Large Cap Growth Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the Fund’s related fundamental investment policy.
The special meeting was adjourned to October 30, 2024, November 21, 2024, December 18, 2024, January 30, 2025 and February 27, 2025, to allow shareholders additional time to vote on the proposal. The proposal was not approved by either 67% or more of the shares present or represented by proxy at the meeting, or by more than 50% of the outstanding shares (as of the record date set for the special shareholder meeting) of the Fund, as is required at the October 2, 2024 meeting, the October 30, 2024 meeting, the November 21, 2024 meeting, the December 18, 2024 meeting and the January 30, 2025 meeting. The elimination of the fundamental investment policy was approved by shareholders of the Fund when the special meeting reconvened on February 27, 2025.
Dollar value of Votes Received (000’s)
October 2, 2024 Meeting:
For	$20,507,361
Against	2,574,902
Abstain	961,728

October 30, 2024 Meeting:
For	$22,744,395
Against	2,854,178
Abstain	1,626,367

November 21, 2024 Meeting:
For	$27,038,114
Against	3,821,555
Abstain	2,466,174

December 18, 2024 Meeting:
For	$24,904,024
Against	6,694,795
Abstain	2,721,884

January 30, 2025 Meeting:
For	$33,185,852
Against	4,337,107
Abstain	3,789,254

February 27, 2025 Meeting:
For	$34,043,780
Against	4,371,268
Abstain	4,252,603
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Mid Cap/Multi-Cap Funds
June 30, 2025
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.3%
Aerospace & Defense — 0.9%
Howmet Aerospace, Inc.	1,097	204,215
Automobiles — 2.8%
Tesla, Inc. *	1,923	610,840
Biotechnology — 3.4%
Alnylam Pharmaceuticals, Inc. *	480	156,663
Gilead Sciences, Inc.	1,230	136,313
Insmed, Inc. *	1,662	167,255
Natera, Inc. *	1,282	216,574
Neurocrine Biosciences, Inc. *	671	84,345
		761,150
Broadline Retail — 5.4%
Amazon.com, Inc. *	5,468	1,199,520
Building Products — 0.6%
Trane Technologies plc	317	138,697
Capital Markets — 5.4%
Blackstone, Inc.	1,594	238,414
Goldman Sachs Group, Inc. (The)	351	248,570
Interactive Brokers Group, Inc., Class A	2,923	161,978
Intercontinental Exchange, Inc.	437	80,190
Moody's Corp.	396	198,851
Robinhood Markets, Inc., Class A *	1,664	155,765
Tradeweb Markets, Inc., Class A	705	103,137
		1,186,905
Commercial Services & Supplies — 0.6%
Copart, Inc. *	2,559	125,584
Construction & Engineering — 1.2%
Quanta Services, Inc.	720	272,246
Construction Materials — 0.4%
Eagle Materials, Inc.	395	79,902
Consumer Staples Distribution & Retail — 0.5%
Casey's General Stores, Inc.	202	103,311
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	636	78,658
Electrical Equipment — 0.7%
AMETEK, Inc.	831	150,437
Energy Equipment & Services — 0.8%
TechnipFMC plc (United Kingdom)	5,420	186,657
Entertainment — 4.5%
Netflix, Inc. *	425	568,929
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — continued
Spotify Technology SA *	275	210,599
Take-Two Interactive Software, Inc. *	885	214,986
		994,514
Financial Services — 2.3%
Mastercard, Inc., Class A	923	518,518
Ground Transportation — 1.0%
Uber Technologies, Inc. *	2,314	215,944
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	825	112,245
Intuitive Surgical, Inc. *	586	318,092
		430,337
Health Care Providers & Services — 1.0%
McKesson Corp.	305	223,622
Hotels, Restaurants & Leisure — 3.7%
Booking Holdings, Inc.	59	341,733
DoorDash, Inc., Class A *	1,079	266,044
Flutter Entertainment plc (United Kingdom) *	470	134,251
Hilton Worldwide Holdings, Inc.	288	76,588
		818,616
Household Durables — 0.6%
Garmin Ltd.	589	122,983
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	594	115,154
Industrial Conglomerates — 0.8%
3M Co.	1,187	180,655
Insurance — 0.5%
Progressive Corp. (The)	391	104,254
Interactive Media & Services — 6.8%
Alphabet, Inc., Class C	2,026	359,458
Meta Platforms, Inc., Class A	1,563	1,153,209
		1,512,667
IT Services — 2.7%
CoreWeave, Inc., Class A *	974	158,882
Shopify, Inc., Class A (Canada) *	930	107,301
Snowflake, Inc., Class A *	1,088	243,357
Twilio, Inc., Class A *	726	90,258
		599,798
Life Sciences Tools & Services — 1.0%
IQVIA Holdings, Inc. *	308	48,615
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	1

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
Mettler-Toledo International, Inc. *	54	63,662
Thermo Fisher Scientific, Inc.	289	116,984
		229,261
Machinery — 2.1%
Deere & Co.	287	145,742
Ingersoll Rand, Inc.	1,462	121,625
ITT, Inc.	1,211	189,977
		457,344
Oil, Gas & Consumable Fuels — 1.7%
Cheniere Energy, Inc.	476	115,791
EOG Resources, Inc.	1,131	135,305
Williams Cos., Inc. (The)	1,953	122,656
		373,752
Pharmaceuticals — 1.3%
Eli Lilly & Co.	357	278,192
Semiconductors & Semiconductor Equipment — 16.2%
Broadcom, Inc.	3,586	988,544
NVIDIA Corp.	14,362	2,269,091
ON Semiconductor Corp. *	1,761	92,288
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	713	161,399
Teradyne, Inc.	853	76,750
		3,588,072
Software — 17.7%
AppLovin Corp., Class A *	168	58,951
Atlassian Corp., Class A *	650	132,043
Crowdstrike Holdings, Inc., Class A *	429	218,261
HubSpot, Inc. *	279	155,472
Intuit, Inc.	533	419,580
Microsoft Corp.	4,295	2,136,293
Oracle Corp.	1,274	278,450
Palo Alto Networks, Inc. *	1,272	260,302
ServiceNow, Inc. *	126	129,906
Synopsys, Inc. *	276	141,345
		3,930,603
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialized REITs — 0.6%
American Tower Corp.	580	128,299
Specialty Retail — 2.9%
AutoZone, Inc. *	51	188,244
Home Depot, Inc. (The)	423	155,195
TJX Cos., Inc. (The)	1,703	210,315
Ulta Beauty, Inc. *	214	100,159
		653,913
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	6,645	1,363,281
Trading Companies & Distributors — 0.3%
Air Lease Corp.	1,261	73,743
Total Common Stocks (Cost $10,305,379)		22,011,644
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $222,578)	222,553	222,598
Total Investments — 100.3% (Cost $10,527,957)		22,234,242
Liabilities in Excess of Other Assets — (0.3)%		(70,028)
NET ASSETS — 100.0%		22,164,214

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.3%
Aerospace & Defense — 3.2%
Axon Enterprise, Inc. *	48	40,126
HEICO Corp., Class A	142	36,679
Howmet Aerospace, Inc.	298	55,405
Rocket Lab Corp. * (a)	365	13,065
Woodward, Inc.	119	29,188
		174,463
Automobiles — 0.2%
Thor Industries, Inc. (a)	97	8,627
Banks — 3.0%
Columbia Banking System, Inc.	637	14,897
Fifth Third Bancorp	914	37,599
First Citizens BancShares, Inc., Class A	24	46,034
M&T Bank Corp.	216	41,921
Regions Financial Corp.	1,080	25,405
		165,856
Beverages — 1.0%
Constellation Brands, Inc., Class A	118	19,187
Keurig Dr Pepper, Inc.	1,124	37,153
		56,340
Biotechnology — 2.5%
Alkermes plc *	209	5,972
Alnylam Pharmaceuticals, Inc. *	106	34,556
Insmed, Inc. *	257	25,868
Natera, Inc. *	163	27,647
Neurocrine Biosciences, Inc. *	177	22,219
Nuvalent, Inc., Class A *	71	5,414
Revolution Medicines, Inc. *	116	4,263
Ultragenyx Pharmaceutical, Inc. *	195	7,095
Viking Therapeutics, Inc. * (a)	173	4,583
		137,617
Broadline Retail — 0.2%
Coupang, Inc. (South Korea) *	395	11,818
Building Products — 1.3%
AZEK Co., Inc. (The) *	101	5,467
Carlisle Cos., Inc.	140	52,382
Simpson Manufacturing Co., Inc.	37	5,673
Trane Technologies plc	23	10,141
		73,663
Capital Markets — 7.5%
Ameriprise Financial, Inc.	111	59,203
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Ares Management Corp.	197	34,122
Blue Owl Capital, Inc.	1,081	20,766
Coinbase Global, Inc., Class A *	39	13,802
FactSet Research Systems, Inc.	31	13,643
Interactive Brokers Group, Inc., Class A	240	13,309
Jefferies Financial Group, Inc.	231	12,655
LPL Financial Holdings, Inc.	72	27,155
MSCI, Inc.	36	20,892
Northern Trust Corp.	114	14,446
Raymond James Financial, Inc.	446	68,359
Robinhood Markets, Inc., Class A *	307	28,756
State Street Corp.	563	59,845
TPG, Inc.	139	7,276
Tradeweb Markets, Inc., Class A	126	18,370
		412,599
Chemicals — 0.6%
RPM International, Inc.	314	34,495
Commercial Services & Supplies — 1.1%
Copart, Inc. *	219	10,730
MSA Safety, Inc.	51	8,576
Veralto Corp.	382	38,614
		57,920
Communications Equipment — 0.2%
Ciena Corp. *	134	10,912
Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	42	22,647
Quanta Services, Inc.	104	39,045
		61,692
Construction Materials — 1.0%
Eagle Materials, Inc.	53	10,801
Martin Marietta Materials, Inc.	76	41,656
		52,457
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	35	17,700
Kroger Co. (The)	532	38,166
Performance Food Group Co. *	151	13,262
US Foods Holding Corp. *	190	14,617
		83,745
Containers & Packaging — 2.4%
Ball Corp.	588	32,987
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
Graphic Packaging Holding Co.	731	15,404
International Paper Co.	656	30,740
Packaging Corp. of America	113	21,220
Silgan Holdings, Inc.	592	32,068
		132,419
Distributors — 0.7%
Genuine Parts Co.	332	40,312
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	123	15,250
Electric Utilities — 1.3%
PG&E Corp.	1,632	22,742
Xcel Energy, Inc.	741	50,482
		73,224
Electrical Equipment — 3.2%
Acuity, Inc.	132	39,290
AMETEK, Inc.	352	63,675
Hubbell, Inc.	116	47,433
Vertiv Holdings Co., Class A	225	28,881
		179,279
Electronic Equipment, Instruments & Components — 3.9%
CDW Corp.	180	32,094
Jabil, Inc.	166	36,277
TD SYNNEX Corp.	378	51,272
Teledyne Technologies, Inc. *	107	55,027
Zebra Technologies Corp., Class A *	139	42,880
		217,550
Energy Equipment & Services — 0.8%
Baker Hughes Co.	862	33,041
TechnipFMC plc (United Kingdom)	356	12,247
		45,288
Entertainment — 1.7%
ROBLOX Corp., Class A *	364	38,325
Take-Two Interactive Software, Inc. *	126	30,435
Warner Music Group Corp., Class A	906	24,676
		93,436
Financial Services — 2.5%
Fidelity National Information Services, Inc.	866	70,527
MGIC Investment Corp.	1,949	54,266
Rocket Cos., Inc., Class A (a)	815	11,548
		136,341
INVESTMENTS	SHARES (000)	VALUE ($000)

Food Products — 1.6%
General Mills, Inc.	657	34,037
Hershey Co. (The)	131	21,841
Post Holdings, Inc. *	293	31,926
		87,804
Ground Transportation — 0.6%
JB Hunt Transport Services, Inc.	242	34,701
Health Care Equipment & Supplies — 2.3%
Cooper Cos., Inc. (The) *	129	9,201
Dexcom, Inc. *	296	25,802
Edwards Lifesciences Corp. *	89	6,910
GE HealthCare Technologies, Inc.	497	36,806
Globus Medical, Inc., Class A *	571	33,713
Inspire Medical Systems, Inc. *	33	4,314
Penumbra, Inc. *	49	12,579
		129,325
Health Care Providers & Services — 3.6%
Cencora, Inc.	157	47,009
Henry Schein, Inc. *	621	45,371
Humana, Inc.	90	22,091
McKesson Corp.	40	29,701
Quest Diagnostics, Inc.	314	56,331
		200,503
Health Care REITs — 0.5%
Healthpeak Properties, Inc.	912	15,974
Ventas, Inc.	193	12,176
		28,150
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A *	110	31,680
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	2,251	34,579
Hotels, Restaurants & Leisure — 5.1%
Chipotle Mexican Grill, Inc. *	196	11,016
Darden Restaurants, Inc.	153	33,241
DoorDash, Inc., Class A *	89	22,039
Expedia Group, Inc.	160	26,990
Flutter Entertainment plc (United Kingdom) *	174	49,681
Hilton Worldwide Holdings, Inc.	214	57,058
Planet Fitness, Inc., Class A *	157	17,161
Royal Caribbean Cruises Ltd.	207	64,748
		281,934
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 1.0%
Garmin Ltd.	43	8,988
Mohawk Industries, Inc. *	306	32,091
Somnigroup International, Inc.	183	12,429
		53,508
Independent Power and Renewable Electricity Producers — 1.1%
Vistra Corp.	319	61,761
Insurance — 4.5%
Arch Capital Group Ltd.	626	56,999
Arthur J Gallagher & Co.	42	13,342
Hartford Insurance Group, Inc. (The)	460	58,319
Loews Corp.	741	67,907
WR Berkley Corp.	692	50,865
		247,432
Interactive Media & Services — 1.0%
IAC, Inc. *	770	28,777
Reddit, Inc., Class A *	162	24,344
		53,121
IT Services — 3.2%
Cloudflare, Inc., Class A *	199	38,991
Gartner, Inc. *	70	28,453
GoDaddy, Inc., Class A *	266	47,816
MongoDB, Inc. *	57	11,880
Okta, Inc. *	118	11,821
Snowflake, Inc., Class A *	90	20,086
Twilio, Inc., Class A *	128	15,955
		175,002
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	86	10,218
IQVIA Holdings, Inc. *	272	42,873
Mettler-Toledo International, Inc. *	10	11,365
		64,456
Machinery — 4.9%
Dover Corp.	280	51,314
Esab Corp.	136	16,402
Ingersoll Rand, Inc.	641	53,316
ITT, Inc.	422	66,100
Lincoln Electric Holdings, Inc.	204	42,327
Middleby Corp. (The) *	208	30,017
Westinghouse Air Brake Technologies Corp.	64	13,404
		272,880
INVESTMENTS	SHARES (000)	VALUE ($000)

Media — 0.6%
Omnicom Group, Inc.	298	21,456
Trade Desk, Inc. (The), Class A *	195	14,002
		35,458
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	474	20,556
Multi-Utilities — 3.2%
CMS Energy Corp.	754	52,230
NiSource, Inc.	1,061	42,787
Sempra	162	12,295
WEC Energy Group, Inc.	652	67,968
		175,280
Oil, Gas & Consumable Fuels — 4.4%
Cheniere Energy, Inc.	218	53,113
Coterra Energy, Inc.	1,560	39,600
Diamondback Energy, Inc.	327	44,932
EOG Resources, Inc.	102	12,165
Marathon Petroleum Corp.	212	35,138
Williams Cos., Inc. (The)	896	56,292
		241,240
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals plc *	259	27,525
Professional Services — 1.1%
Parsons Corp. *	459	32,968
UL Solutions, Inc., Class A	390	28,412
		61,380
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	129	18,104
Residential REITs — 1.5%
American Homes 4 Rent, Class A	1,014	36,563
AvalonBay Communities, Inc.	188	38,187
Mid-America Apartment Communities, Inc.	58	8,671
		83,421
Retail REITs — 1.3%
Regency Centers Corp.	564	40,174
Simon Property Group, Inc.	209	33,640
		73,814
Semiconductors & Semiconductor Equipment — 1.4%
Monolithic Power Systems, Inc.	22	16,345
ON Semiconductor Corp. *	801	42,000
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Rambus, Inc. *	123	7,874
Teradyne, Inc.	132	11,832
		78,051
Software — 3.3%
AppLovin Corp., Class A *	24	8,472
Atlassian Corp., Class A *	56	11,451
Confluent, Inc., Class A *	520	12,970
CyberArk Software Ltd. *	41	16,615
Datadog, Inc., Class A *	233	31,234
Fair Isaac Corp. *	5	8,849
Gitlab, Inc., Class A *	108	4,892
HubSpot, Inc. *	51	28,100
Monday.com Ltd. *	44	13,928
Nutanix, Inc., Class A *	257	19,680
Rubrik, Inc., Class A *	88	7,848
Tyler Technologies, Inc. *	17	9,918
Zoom Communications, Inc., Class A *	124	9,649
		183,606
Specialized REITs — 2.0%
Crown Castle, Inc.	85	8,704
Public Storage	113	33,078
SBA Communications Corp.	138	32,379
Weyerhaeuser Co.	1,434	36,858
		111,019
Specialty Retail — 4.0%
AutoZone, Inc. *	15	54,729
Bath & Body Works, Inc.	856	25,639
Best Buy Co., Inc.	396	26,590
Burlington Stores, Inc. *	86	19,922
Carvana Co. *	72	24,445
Floor & Decor Holdings, Inc., Class A *	85	6,424
Ross Stores, Inc.	244	31,100
Tractor Supply Co.	236	12,478
Ulta Beauty, Inc. *	48	22,638
		223,965
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 1.1%
On Holding AG, Class A (Switzerland) *	441	22,964
Ralph Lauren Corp.	144	39,289
		62,253
Trading Companies & Distributors — 0.2%
Air Lease Corp.	200	11,704
Total Common Stocks (Cost $4,087,728)		5,439,515
Short-Term Investments — 2.0%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $87,741)	87,739	87,757
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $24,285)	24,285	24,285
Total Short-Term Investments (Cost $112,026)		112,042
Total Investments — 100.3% (Cost $4,199,754)		5,551,557
Liabilities in Excess of Other Assets — (0.3)%		(14,812)
NET ASSETS — 100.0%		5,536,745

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $23,550.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 7.3%
Axon Enterprise, Inc. *	306	253,426
HEICO Corp., Class A	897	232,203
Howmet Aerospace, Inc.	1,880	349,925
Rocket Lab Corp. * (a)	2,307	82,517
		918,071
Automobiles — 0.4%
Thor Industries, Inc. (a)	613	54,453
Biotechnology — 6.9%
Alkermes plc *	1,318	37,696
Alnylam Pharmaceuticals, Inc. *	669	218,104
Insmed, Inc. *	1,623	163,380
Natera, Inc. *	1,033	174,497
Neurocrine Biosciences, Inc. *	1,116	140,237
Nuvalent, Inc., Class A *	453	34,569
Revolution Medicines, Inc. *	731	26,907
Ultragenyx Pharmaceutical, Inc. *	1,232	44,781
Viking Therapeutics, Inc. * (a)	1,091	28,924
		869,095
Broadline Retail — 0.6%
Coupang, Inc. (South Korea) *	2,491	74,638
Building Products — 1.7%
AZEK Co., Inc. (The) *	641	34,816
Carlisle Cos., Inc.	217	81,126
Simpson Manufacturing Co., Inc.	233	36,225
Trane Technologies plc	146	64,003
		216,170
Capital Markets — 10.1%
Ares Management Corp.	1,244	215,491
Coinbase Global, Inc., Class A *	249	87,111
FactSet Research Systems, Inc.	193	86,107
Interactive Brokers Group, Inc., Class A	1,516	84,004
Jefferies Financial Group, Inc.	1,460	79,875
LPL Financial Holdings, Inc.	457	171,392
MSCI, Inc.	229	131,863
Raymond James Financial, Inc.	474	72,680
Robinhood Markets, Inc., Class A *	1,938	181,499
TPG, Inc.	875	45,920
Tradeweb Markets, Inc., Class A	792	115,945
		1,271,887
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — 1.0%
Copart, Inc. *	1,380	67,720
MSA Safety, Inc.	323	54,131
		121,851
Communications Equipment — 0.5%
Ciena Corp. *	847	68,874
Construction & Engineering — 3.1%
Comfort Systems USA, Inc.	267	142,942
Quanta Services, Inc.	652	246,597
		389,539
Construction Materials — 0.5%
Eagle Materials, Inc.	337	68,173
Consumer Staples Distribution & Retail — 1.6%
Casey's General Stores, Inc.	219	111,717
Performance Food Group Co. *	957	83,702
		195,419
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc. *	779	96,252
Electrical Equipment — 2.0%
AMETEK, Inc.	408	73,871
Vertiv Holdings Co., Class A	1,422	182,502
		256,373
Electronic Equipment, Instruments & Components — 0.4%
Teledyne Technologies, Inc. *	108	55,149
Energy Equipment & Services — 0.6%
TechnipFMC plc (United Kingdom)	2,244	77,296
Entertainment — 3.4%
ROBLOX Corp., Class A *	2,301	242,056
Take-Two Interactive Software, Inc. *	791	192,219
		434,275
Financial Services — 0.6%
Rocket Cos., Inc., Class A (a)	5,140	72,886
Health Care Equipment & Supplies — 3.0%
Cooper Cos., Inc. (The) *	816	58,072
Dexcom, Inc. *	1,868	163,041
Edwards Lifesciences Corp. *	558	43,615
Inspire Medical Systems, Inc. *	210	27,226
Penumbra, Inc. *	309	79,397
		371,351
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 1.5%
McKesson Corp.	256	187,584
Health Care Technology — 1.6%
Veeva Systems, Inc., Class A *	694	199,952
Hotels, Restaurants & Leisure — 11.1%
Chipotle Mexican Grill, Inc. *	1,238	69,528
DoorDash, Inc., Class A *	564	139,105
Flutter Entertainment plc (United Kingdom) *	1,098	313,772
Hilton Worldwide Holdings, Inc.	1,353	360,366
Planet Fitness, Inc., Class A *	993	108,314
Royal Caribbean Cruises Ltd.	1,307	409,137
		1,400,222
Household Durables — 1.1%
Garmin Ltd.	272	56,731
Somnigroup International, Inc. (a)	1,153	78,446
		135,177
Independent Power and Renewable Electricity Producers — 3.1%
Vistra Corp.	2,014	390,268
Insurance — 0.7%
Arthur J Gallagher & Co.	263	84,212
Interactive Media & Services — 1.2%
Reddit, Inc., Class A *	1,021	153,750
IT Services — 8.0%
Cloudflare, Inc., Class A *	1,257	246,258
CoreWeave, Inc., Class A *	575	93,710
Gartner, Inc. *	445	179,704
GoDaddy, Inc., Class A *	616	110,928
MongoDB, Inc. *	357	74,981
Okta, Inc. *	746	74,610
Snowflake, Inc., Class A *	567	126,777
Twilio, Inc., Class A *	810	100,703
		1,007,671
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	547	64,490
IQVIA Holdings, Inc. *	206	32,538
Mettler-Toledo International, Inc. *	61	71,733
		168,761
Machinery — 2.9%
Esab Corp.	859	103,523
Ingersoll Rand, Inc.	664	55,271
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
ITT, Inc.	772	121,004
Westinghouse Air Brake Technologies Corp.	404	84,601
		364,399
Media — 0.7%
Trade Desk, Inc. (The), Class A *	1,228	88,376
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy, Inc.	567	138,169
EOG Resources, Inc.	642	76,781
Williams Cos., Inc. (The)	2,099	131,846
		346,796
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	816	114,342
Semiconductors & Semiconductor Equipment — 2.2%
Monolithic Power Systems, Inc.	141	103,473
ON Semiconductor Corp. *	967	50,664
Rambus, Inc. *	776	49,694
Teradyne, Inc.	831	74,680
		278,511
Software — 8.7%
AppLovin Corp., Class A *	153	53,472
Atlassian Corp., Class A *	356	72,277
Confluent, Inc., Class A *	3,284	81,863
CyberArk Software Ltd. *	258	104,864
Datadog, Inc., Class A *	1,468	197,269
Fair Isaac Corp. *	30	55,852
Gitlab, Inc., Class A *	684	30,874
HubSpot, Inc. *	319	177,355
Monday.com Ltd. *	279	87,907
Nutanix, Inc., Class A *	1,625	124,210
Rubrik, Inc., Class A *	553	49,536
Tyler Technologies, Inc. *	106	62,601
		1,098,080
Specialized REITs — 0.4%
Crown Castle, Inc.	535	54,939
Specialty Retail — 5.2%
AutoZone, Inc. *	29	106,251
Burlington Stores, Inc. *	541	125,742
Carvana Co. *	458	154,386
Floor & Decor Holdings, Inc., Class A *	534	40,548
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Tractor Supply Co.	1,492	78,755
Ulta Beauty, Inc. *	305	142,883
		648,565
Textiles, Apparel & Luxury Goods — 1.2%
On Holding AG, Class A (Switzerland) *	2,787	145,035
Trading Companies & Distributors — 0.6%
Air Lease Corp.	1,263	73,871
Total Common Stocks (Cost $9,342,668)		12,552,263
Short-Term Investments — 1.3%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $26,243)	26,244	26,249
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $141,650)	141,650	141,650
Total Short-Term Investments (Cost $167,893)		167,899
Total Investments — 101.0% (Cost $9,510,561)		12,720,162
Liabilities in Excess of Other Assets — (1.0)%		(129,135)
NET ASSETS — 100.0%		12,591,027

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $137,577.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 0.8%
Woodward, Inc.	422	103,382
Banks — 4.8%
Columbia Banking System, Inc.	2,257	52,762
Fifth Third Bancorp	3,501	143,997
First Citizens BancShares, Inc., Class A	83	163,050
M&T Bank Corp.	765	148,481
Regions Financial Corp.	3,826	89,984
		598,274
Beverages — 1.6%
Constellation Brands, Inc., Class A	418	67,957
Keurig Dr Pepper, Inc.	3,980	131,593
		199,550
Building Products — 1.1%
Carlisle Cos., Inc.	375	140,008
Capital Markets — 6.0%
Ameriprise Financial, Inc.	393	209,694
Blue Owl Capital, Inc.	3,829	73,551
Northern Trust Corp.	403	51,165
Raymond James Financial, Inc.	1,313	201,336
State Street Corp.	1,993	211,967
		747,713
Chemicals — 1.0%
RPM International, Inc.	1,112	122,177
Commercial Services & Supplies — 1.1%
Veralto Corp.	1,355	136,767
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	269	147,542
Consumer Staples Distribution & Retail — 1.5%
Kroger Co. (The)	1,882	134,979
US Foods Holding Corp. *	672	51,770
		186,749
Containers & Packaging — 3.7%
Ball Corp.	2,083	116,837
Graphic Packaging Holding Co.	2,590	54,560
International Paper Co.	2,325	108,877
Packaging Corp. of America	399	75,159
Silgan Holdings, Inc.	2,096	113,582
		469,015
Distributors — 1.1%
Genuine Parts Co.	1,177	142,783
INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — 2.1%
PG&E Corp.	5,769	80,422
Xcel Energy, Inc.	2,626	178,802
		259,224
Electrical Equipment — 3.9%
Acuity, Inc.	466	138,959
AMETEK, Inc.	1,017	184,076
Hubbell, Inc.	411	168,004
		491,039
Electronic Equipment, Instruments & Components — 5.9%
CDW Corp.	635	113,335
Jabil, Inc.	589	128,401
TD SYNNEX Corp.	1,338	181,599
Teledyne Technologies, Inc. *	320	163,953
Zebra Technologies Corp., Class A *	492	151,876
		739,164
Energy Equipment & Services — 0.9%
Baker Hughes Co.	3,072	117,797
Entertainment — 0.7%
Warner Music Group Corp., Class A	3,218	87,672
Financial Services — 3.5%
Fidelity National Information Services, Inc.	3,068	249,801
MGIC Investment Corp.	6,904	192,205
		442,006
Food Products — 2.5%
General Mills, Inc.	2,324	120,372
Hershey Co. (The)	466	77,357
Post Holdings, Inc. *	1,037	113,078
		310,807
Ground Transportation — 1.0%
JB Hunt Transport Services, Inc.	856	122,907
Health Care Equipment & Supplies — 2.0%
GE HealthCare Technologies, Inc.	1,760	130,365
Globus Medical, Inc., Class A *	2,023	119,406
		249,771
Health Care Providers & Services — 4.8%
Cencora, Inc.	555	166,502
Henry Schein, Inc. *	2,200	160,701
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Humana, Inc.	320	78,244
Quest Diagnostics, Inc.	1,111	199,519
		604,966
Health Care REITs — 0.8%
Healthpeak Properties, Inc.	3,219	56,370
Ventas, Inc.	682	43,048
		99,418
Hotel & Resort REITs — 1.0%
Host Hotels & Resorts, Inc.	7,974	122,477
Hotels, Restaurants & Leisure — 1.7%
Darden Restaurants, Inc.	540	117,735
Expedia Group, Inc.	567	95,595
		213,330
Household Durables — 0.9%
Mohawk Industries, Inc. *	1,084	113,665
Insurance — 6.6%
Arch Capital Group Ltd.	2,218	201,886
Hartford Insurance Group, Inc. (The)	1,628	206,558
Loews Corp.	2,624	240,521
WR Berkley Corp.	2,452	180,159
		829,124
Interactive Media & Services — 0.8%
IAC, Inc. *	2,730	101,925
IT Services — 0.8%
GoDaddy, Inc., Class A *	595	107,110
Life Sciences Tools & Services — 1.1%
IQVIA Holdings, Inc. *	848	133,591
Machinery — 6.1%
Dover Corp.	992	181,749
Ingersoll Rand, Inc.	1,898	157,824
ITT, Inc.	1,060	166,215
Lincoln Electric Holdings, Inc.	723	149,919
Middleby Corp. (The) *	738	106,318
		762,025
Media — 0.6%
Omnicom Group, Inc.	1,054	75,806
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	1,680	72,809
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — 4.9%
CMS Energy Corp.	2,670	184,993
NiSource, Inc.	3,757	151,546
Sempra	574	43,494
WEC Energy Group, Inc.	2,310	240,737
		620,770
Oil, Gas & Consumable Fuels — 5.2%
Cheniere Energy, Inc.	454	110,584
Coterra Energy, Inc.	5,526	140,259
Diamondback Energy, Inc.	1,154	158,590
Marathon Petroleum Corp.	747	124,003
Williams Cos., Inc. (The)	1,988	124,870
		658,306
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	919	97,492
Professional Services — 1.7%
Parsons Corp. *	1,627	116,769
UL Solutions, Inc., Class A	1,386	101,016
		217,785
Residential REITs — 2.4%
American Homes 4 Rent, Class A	3,590	129,502
AvalonBay Communities, Inc.	665	135,255
Mid-America Apartment Communities, Inc.	207	30,652
		295,409
Retail REITs — 2.1%
Regency Centers Corp.	1,998	142,294
Simon Property Group, Inc.	741	119,221
		261,515
Semiconductors & Semiconductor Equipment — 1.0%
ON Semiconductor Corp. *	2,311	121,132
Software — 0.3%
Zoom Communications, Inc., Class A *	438	34,177
Specialized REITs — 2.9%
Public Storage	399	117,160
SBA Communications Corp.	488	114,684
Weyerhaeuser Co.	5,082	130,547
		362,391
Specialty Retail — 3.4%
AutoZone, Inc. *	36	134,219
Bath & Body Works, Inc.	3,031	90,809
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Best Buy Co., Inc.	1,403	94,180
Ross Stores, Inc.	863	110,028
		429,236
Textiles, Apparel & Luxury Goods — 1.1%
Ralph Lauren Corp.	507	139,156
Total Common Stocks (Cost $7,950,299)		12,287,962
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $229,258)	229,232	229,278
Total Investments — 99.8% (Cost $8,179,557)		12,517,240
Other Assets in Excess of Liabilities — 0.2%		21,580
NET ASSETS — 100.0%		12,538,820

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Aerospace & Defense — 2.0%
General Dynamics Corp.	247	72,070
RTX Corp.	717	104,688
		176,758
Air Freight & Logistics — 0.9%
FedEx Corp.	352	80,068
Automobile Components — 0.4%
Gentex Corp.	1,710	37,599
Banks — 11.4%
Bank of America Corp.	3,441	162,815
Columbia Banking System, Inc.	1,480	34,594
Fifth Third Bancorp	881	36,253
First Citizens BancShares, Inc., Class A	63	123,725
M&T Bank Corp.	866	167,976
PNC Financial Services Group, Inc. (The)	393	73,346
Regions Financial Corp.	3,989	93,821
Wells Fargo & Co.	4,084	327,174
		1,019,704
Beverages — 2.0%
Constellation Brands, Inc., Class A	239	38,942
Keurig Dr Pepper, Inc.	2,648	87,525
PepsiCo, Inc.	371	49,028
		175,495
Biotechnology — 2.7%
AbbVie, Inc.	938	174,192
Regeneron Pharmaceuticals, Inc.	65	33,999
Vertex Pharmaceuticals, Inc. *	75	33,344
		241,535
Broadline Retail — 1.3%
Amazon.com, Inc. *	519	113,942
Building Products — 1.5%
Carlisle Cos., Inc.	200	74,837
Fortune Brands Innovations, Inc.	986	50,754
Hayward Holdings, Inc. *	529	7,298
		132,889
Capital Markets — 5.1%
Ameriprise Financial, Inc.	79	42,316
Charles Schwab Corp. (The)	803	73,268
Morgan Stanley	505	71,091
Northern Trust Corp.	988	125,303
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Raymond James Financial, Inc.	167	25,570
State Street Corp.	1,113	118,400
		455,948
Chemicals — 0.7%
Axalta Coating Systems Ltd. *	2,096	62,221
Communications Equipment — 0.3%
Cisco Systems, Inc.	418	29,022
Construction & Engineering — 0.9%
WillScot Holdings Corp.	2,791	76,478
Construction Materials — 0.8%
Martin Marietta Materials, Inc.	129	70,909
Consumer Finance — 2.7%
American Express Co.	204	65,048
Capital One Financial Corp.	821	174,681
		239,729
Containers & Packaging — 2.8%
Graphic Packaging Holding Co.	2,603	54,844
International Paper Co.	765	35,807
Packaging Corp. of America	234	44,170
Silgan Holdings, Inc.	872	47,238
Smurfit WestRock plc	1,559	67,298
		249,357
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	1,663	71,944
Electric Utilities — 2.5%
Entergy Corp.	376	31,275
NextEra Energy, Inc.	1,350	93,689
PG&E Corp.	3,708	51,688
Xcel Energy, Inc.	724	49,299
		225,951
Electrical Equipment — 0.6%
Eaton Corp. plc	145	51,751
Electronic Equipment, Instruments & Components — 2.0%
Jabil, Inc.	314	68,333
TD SYNNEX Corp.	837	113,596
		181,929
Entertainment — 1.1%
Walt Disney Co. (The)	816	101,243
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B *	455	221,164
Corpay, Inc. *	204	67,565
MGIC Investment Corp.	2,822	78,575
		367,304
Food Products — 0.7%
Post Holdings, Inc. *	549	59,816
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc.	400	57,369
Union Pacific Corp.	296	68,168
		125,537
Health Care Equipment & Supplies — 1.4%
Align Technology, Inc. *	309	58,506
Medtronic plc	766	66,793
		125,299
Health Care Providers & Services — 7.5%
Cencora, Inc.	393	117,912
Cigna Group (The)	283	93,424
CVS Health Corp.	914	63,018
HCA Healthcare, Inc.	184	70,610
Henry Schein, Inc. *	1,603	117,095
Humana, Inc.	110	26,981
Labcorp Holdings, Inc.	367	96,281
UnitedHealth Group, Inc.	267	83,295
		668,616
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	1,257	14,664
Host Hotels & Resorts, Inc.	3,311	50,865
		65,529
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.	9	55,009
Expedia Group, Inc.	278	46,843
McDonald's Corp.	305	89,032
		190,884
Household Durables — 0.7%
Mohawk Industries, Inc. *	561	58,796
Household Products — 0.8%
Procter & Gamble Co. (The)	456	72,693
Industrial REITs — 0.3%
EastGroup Properties, Inc.	160	26,791
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — 5.6%
Arch Capital Group Ltd.	508	46,265
Chubb Ltd.	209	60,719
Kinsale Capital Group, Inc.	75	36,094
Loews Corp.	1,227	112,433
Oscar Health, Inc., Class A *	1,872	40,129
Progressive Corp. (The)	75	20,172
Travelers Cos., Inc. (The)	481	128,735
WR Berkley Corp.	741	54,440
		498,987
Interactive Media & Services — 1.4%
Alphabet, Inc., Class C	458	81,267
Angi, Inc. *	514	7,841
IAC, Inc. *	991	36,987
		126,095
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	746	58,222
Machinery — 1.6%
Dover Corp.	479	87,709
Middleby Corp. (The) *	409	58,898
		146,607
Media — 0.4%
Omnicom Group, Inc.	470	33,779
Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	363	30,546
Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	960	137,410
ConocoPhillips	1,486	133,344
Coterra Energy, Inc.	1,626	41,267
EOG Resources, Inc.	828	99,032
Kinder Morgan, Inc.	2,216	65,155
Williams Cos., Inc. (The)	1,097	68,915
		545,123
Passenger Airlines — 0.5%
Southwest Airlines Co.	1,511	48,999
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	3,038	140,611
Johnson & Johnson	724	110,628
Merck & Co., Inc.	686	54,321
		305,560
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.5%
TransUnion	471	41,466
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	178	24,931
Residential REITs — 1.7%
American Homes 4 Rent, Class A	2,180	78,627
Mid-America Apartment Communities, Inc.	514	76,038
		154,665
Retail REITs — 1.1%
Federal Realty Investment Trust	199	18,881
Regency Centers Corp.	1,097	78,148
		97,029
Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	201	47,769
Texas Instruments, Inc.	548	113,876
		161,645
Software — 0.4%
Salesforce, Inc.	118	32,225
Specialized REITs — 3.2%
Equinix, Inc.	48	37,895
Lamar Advertising Co., Class A	441	53,536
Public Storage	214	62,762
Rayonier, Inc.	1,563	34,658
SBA Communications Corp.	230	54,000
Weyerhaeuser Co.	1,593	40,932
		283,783
Specialty Retail — 2.9%
AutoZone, Inc. *	16	57,929
Bath & Body Works, Inc.	1,303	39,038
Best Buy Co., Inc.	595	39,933
Lowe's Cos., Inc.	380	84,339
Murphy USA, Inc.	92	37,587
		258,826
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	4,414	90,271
Western Digital Corp.	1,091	69,823
		160,094
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	167	10,205
Kontoor Brands, Inc.	536	35,341
		45,546
Tobacco — 1.6%
Philip Morris International, Inc.	802	146,111
Total Common Stocks (Cost $5,708,363)		8,755,976
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $176,191)	176,170	176,205
Total Investments — 99.9% (Cost $5,884,554)		8,932,181
Other Assets in Excess of Liabilities — 0.1%		10,673
NET ASSETS — 100.0%		8,942,854

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	15

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$22,011,644	$5,439,515	$12,552,263
Investments in affiliates, at value	222,598	87,757	26,249
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	24,285	141,650
Cash	776	1,494	5,906
Receivables:
Due from custodian	—	—	7,980
Investment securities sold	—	4,630	12,342
Fund shares sold	9,184	4,784	16,468
Interest from non-affiliates	—	77	—
Dividends from non-affiliates	2,670	4,588	762
Dividends from affiliates	27	11	3
Securities lending income (See Note 2.C.)	—	122	673
Other assets	—	6	—
Total Assets	22,246,899	5,567,269	12,764,296
LIABILITIES:
Payables:
Investment securities purchased	—	—	7,981
Collateral received on securities loaned (See Note 2.C.)	—	24,285	141,650
Fund shares redeemed	70,215	2,856	15,680
Accrued liabilities:
Investment advisory fees	7,829	2,334	5,707
Administration fees	444	126	487
Distribution fees	1,376	192	355
Service fees	2,276	386	638
Custodian and accounting fees	126	34	73
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	— (a)
Other	418	311	698
Total Liabilities	82,685	30,524	173,269
Net Assets	$22,164,214	$5,536,745	$12,591,027

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$8,719,529	$4,045,176	$8,552,614
Total distributable earnings (loss)	13,444,685	1,491,569	4,038,413
Total Net Assets	$22,164,214	$5,536,745	$12,591,027
Net Assets:
Class A	$4,612,408	$896,268	$1,449,638
Class C	760,081	16,870	48,594
Class I	6,536,149	1,085,716	2,449,561
Class R2	13,676	4,185	58,191
Class R3	43,160	—	65,716
Class R4	48,257	—	40,691
Class R5	170,124	12,959	563,921
Class R6	9,980,359	3,520,747	7,914,715
Total	$22,164,214	$5,536,745	$12,591,027
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	114,443	14,113	34,511
Class C	24,551	288	1,841
Class I	151,809	16,658	45,860
Class R2	348	68	1,244
Class R3	1,073	—	1,273
Class R4	1,121	—	766
Class R5	3,797	198	10,283
Class R6	219,306	53,853	142,665
Net Asset Value (a):
Class A — Redemption price per share	$40.30	$63.51	$42.00
Class C — Offering price per share (b)	30.96	58.60	26.39
Class I — Offering and redemption price per share	43.05	65.18	53.41
Class R2 — Offering and redemption price per share	39.24	62.02	46.77
Class R3 — Offering and redemption price per share	40.21	—	51.60
Class R4 — Offering and redemption price per share	43.06	—	53.06
Class R5 — Offering and redemption price per share	44.81	65.43	54.84
Class R6 — Offering and redemption price per share	45.51	65.38	55.48
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$42.53	$67.03	$44.33
Cost of investments in non-affiliates	$10,305,379	$4,087,728	$9,342,668
Cost of investments in affiliates	222,578	87,741	26,243
Investment securities on loan, at value (See Note 2.C.)	—	23,550	137,577
Cost of investment of cash collateral (See Note 2.C.)	—	24,285	141,650

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	17

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$12,287,962	$8,755,976
Investments in affiliates, at value	229,278	176,205
Cash	1,345	1,094
Receivables:
Investment securities sold	13,931	6,232
Fund shares sold	7,492	11,521
Interest from non-affiliates	787	405
Dividends from non-affiliates	15,913	10,628
Dividends from affiliates	27	21
Tax reclaims	—	89
Securities lending income (See Note 2.C.)	1	— (a)
Total Assets	12,556,736	8,962,171
LIABILITIES:
Payables:
Investment securities purchased	—	7,241
Fund shares redeemed	10,309	7,258
Accrued liabilities:
Investment advisory fees	5,465	3,181
Administration fees	313	279
Distribution fees	289	357
Service fees	937	683
Custodian and accounting fees	70	49
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Other	533	269
Total Liabilities	17,916	19,317
Net Assets	$12,538,820	$8,942,854

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$7,066,718	$5,215,803
Total distributable earnings (loss)	5,472,102	3,727,051
Total Net Assets	$12,538,820	$8,942,854
Net Assets:
Class A	$1,128,401	$1,317,334
Class C	29,068	147,754
Class I	1,583,448	1,572,507
Class L	4,599,997	1,332,144
Class R2	66,990	590
Class R3	73,734	2,370
Class R4	27,856	587
Class R5	52,592	18,780
Class R6	4,976,734	4,550,788
Total	$12,538,820	$8,942,854
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	31,886	34,314
Class C	879	3,852
Class I	43,762	40,534
Class L	124,334	34,284
Class R2	2,059	15
Class R3	2,118	63
Class R4	777	15
Class R5	1,425	485
Class R6	134,574	117,308
Net Asset Value (a):
Class A — Redemption price per share	$35.39	$38.39
Class C — Offering price per share (b)	33.06	38.36
Class I — Offering and redemption price per share	36.18	38.80
Class L — Offering and redemption price per share	37.00	38.86
Class R2 — Offering and redemption price per share	32.55	37.59
Class R3 — Offering and redemption price per share	34.81	37.67
Class R4 — Offering and redemption price per share	35.86	39.14
Class R5 — Offering and redemption price per share	36.91	38.75
Class R6 — Offering and redemption price per share	36.98	38.79
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$37.35	$40.52
Cost of investments in non-affiliates	$7,950,299	$5,708,363
Cost of investments in affiliates	229,258	176,191

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	19

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$2	$—
Interest income from affiliates	3	1	—
Dividend income from non-affiliates	104,285	63,988	51,394
Dividend income from affiliates	11,709	6,673	8,474
Income from securities lending (net) (See Note 2.C.)	7	302	1,704
Total investment income	116,004	70,966	61,572
EXPENSES:
Investment advisory fees	106,260	31,030	70,177
Administration fees	12,667	3,786	8,207
Distribution fees:
Class A	10,556	2,106	3,444
Class C	5,577	125	372
Class R2	60	16	272
Class R3	91	—	157
Service fees:
Class A	10,556	2,106	3,444
Class C	1,859	41	124
Class I	15,052	2,493	5,866
Class R2	30	8	136
Class R3	91	—	157
Class R4	112	—	98
Class R5	158	13	537
Custodian and accounting fees	631	183	366
Interest expense to affiliates	—	—	3
Professional fees	134	72	100
Trustees’ and Chief Compliance Officer’s fees	82	39	56
Printing and mailing costs	1,119	664	931
Registration and filing fees	288	425	260
Transfer agency fees (See Note 2.G.)	481	112	640
Other	3,743	56	107
Total expenses	169,547	43,275	95,454
Less fees waived	(20,494)	(5,736)	(7,486)
Less expense reimbursements	(17)	(37)	—
Net expenses	149,036	37,502	87,968
Net investment income (loss)	(33,032)	33,464	(26,396)
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2,453,581	$263,750	$992,928
Investments in affiliates	— (a)	(9)	14
Net realized gain (loss)	2,453,581	263,741	992,942
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	485,528	239,862	711,253
Investments in affiliates	5	7	10
Change in net unrealized appreciation/depreciation	485,533	239,869	711,263
Net realized/unrealized gains (losses)	2,939,114	503,610	1,704,205
Change in net assets resulting from operations	$2,906,082	$537,074	$1,677,809

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	21

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$60
Interest income from affiliates	1	1
Dividend income from non-affiliates	221,684	192,436
Dividend income from affiliates	16,220	9,768
Income from securities lending (net) (See Note 2.C.)	5	21
Total investment income	237,910	202,286
EXPENSES:
Investment advisory fees	80,989	46,522
Administration fees	9,068	6,758
Distribution fees:
Class A	2,961	3,410
Class C	246	1,238
Class R2	340	3
Class R3	190	6
Service fees:
Class A	2,961	3,410
Class C	82	413
Class I	4,265	4,140
Class L	5,235	1,350
Class R2	170	1
Class R3	190	6
Class R4	73	1
Class R5	53	19
Custodian and accounting fees	406	280
Professional fees	105	89
Trustees’ and Chief Compliance Officer’s fees	61	49
Printing and mailing costs	933	423
Registration and filing fees	185	160
Transfer agency fees (See Note 2.G.)	293	206
Other	249	92
Total expenses	109,055	68,576
Less fees waived	(11,837)	(8,510)
Less expense reimbursements	(84)	(53)
Net expenses	97,134	60,013
Net investment income (loss)	140,776	142,273
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2,128,268	$1,100,918
Investments in affiliates	59	(53)
Net realized gain (loss)	2,128,327	1,100,865
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(904,349)	(110,862)
Investments in affiliates	20	16
Change in net unrealized appreciation/depreciation	(904,329)	(110,846)
Net realized/unrealized gains (losses)	1,223,998	990,019
Change in net assets resulting from operations	$1,364,774	$1,132,292
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	23

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(33,032)	$(22,687)	$33,464	$27,332
Net realized gain (loss)	2,453,581	1,051,838	263,741	155,855
Change in net unrealized appreciation/depreciation	485,533	4,197,499	239,869	253,242
Change in net assets resulting from operations	2,906,082	5,226,650	537,074	436,429
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(262,842)	(21,306)	(36,334)	(2,183)
Class C	(59,325)	(5,886)	(736)	—
Class I	(353,826)	(29,953)	(44,498)	(5,092)
Class R2	(766)	(59)	(138)	(3)
Class R3	(2,349)	(169)	—	—
Class R4	(2,615)	(181)	—	—
Class R5	(8,928)	(613)	(583)	(70)
Class R6	(516,178)	(45,955)	(149,946)	(15,747)
Total distributions to shareholders	(1,206,829)	(104,122)	(232,235)	(23,095)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	167,440	(725,627)	700,425	560,386
NET ASSETS:
Change in net assets	1,866,693	4,396,901	1,005,264	973,720
Beginning of period	20,297,521	15,900,620	4,531,481	3,557,761
End of period	$22,164,214	$20,297,521	$5,536,745	$4,531,481
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(26,396)	$(26,834)	$140,776	$150,229
Net realized gain (loss)	992,942	939,712	2,128,327	829,566
Change in net unrealized appreciation/depreciation	711,263	419,915	(904,329)	387,321
Change in net assets resulting from operations	1,677,809	1,332,793	1,364,774	1,367,116
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(121,831)	—	(133,539)	(67,222)
Class C	(6,824)	—	(3,808)	(2,347)
Class I	(165,054)	—	(195,931)	(104,058)
Class L	—	—	(586,192)	(342,226)
Class R2	(4,297)	—	(8,074)	(3,702)
Class R3	(4,554)	—	(8,606)	(4,230)
Class R4	(2,800)	—	(3,301)	(1,805)
Class R5	(37,156)	—	(5,826)	(2,918)
Class R6	(470,907)	—	(526,782)	(248,302)
Total distributions to shareholders	(813,423)	—	(1,472,059)	(776,810)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	902,815	30,141	(246,834)	(1,166,909)
NET ASSETS:
Change in net assets	1,767,201	1,362,934	(354,119)	(576,603)
Beginning of period	10,823,826	9,460,892	12,892,939	13,469,542
End of period	$12,591,027	$10,823,826	$12,538,820	$12,892,939
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$142,273	$151,012
Net realized gain (loss)	1,100,865	537,053
Change in net unrealized appreciation/depreciation	(110,846)	530,119
Change in net assets resulting from operations	1,132,292	1,218,184
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(131,482)	(86,156)
Class C	(15,290)	(11,569)
Class I	(166,190)	(117,447)
Class L	(132,239)	(91,081)
Class R2	(62)	(26)
Class R3	(253)	(182)
Class R4	(60)	(16)
Class R5	(1,839)	(1,376)
Class R6	(426,158)	(311,065)
Total distributions to shareholders	(873,573)	(618,918)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(61,678)	(940,864)
NET ASSETS:
Change in net assets	197,041	(341,598)
Beginning of period	8,745,813	9,087,411
End of period	$8,942,854	$8,745,813
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$589,013	$633,887	$161,295	$145,095
Distributions reinvested	255,115	20,640	36,288	2,179
Cost of shares redeemed	(664,372)	(509,646)	(122,015)	(98,241)
Change in net assets resulting from Class A capital transactions	179,756	144,881	75,568	49,033
Class C
Proceeds from shares issued	118,259	108,355	4,293	4,437
Distributions reinvested	58,107	5,757	735	—
Cost of shares redeemed	(234,303)	(342,007)	(4,114)	(5,806)
Change in net assets resulting from Class C capital transactions	(57,937)	(227,895)	914	(1,369)
Class I
Proceeds from shares issued	1,280,992	1,152,527	534,067	612,962
Distributions reinvested	329,001	27,951	44,445	5,085
Cost of shares redeemed	(1,429,131)	(1,289,585)	(622,288)	(636,189)
Change in net assets resulting from Class I capital transactions	180,862	(109,107)	(43,776)	(18,142)
Class R2
Proceeds from shares issued	2,440	3,132	1,669	935
Distributions reinvested	765	59	138	3
Cost of shares redeemed	(1,975)	(1,345)	(216)	(277)
Change in net assets resulting from Class R2 capital transactions	1,230	1,846	1,591	661
Class R3
Proceeds from shares issued	20,248	7,744	—	—
Distributions reinvested	1,433	121	—	—
Cost of shares redeemed	(11,180)	(13,118)	—	—
Change in net assets resulting from Class R3 capital transactions	10,501	(5,253)	—	—
Class R4
Proceeds from shares issued	4,788	15,139	—	—
Distributions reinvested	2,615	181	—	—
Cost of shares redeemed	(6,784)	(4,960)	—	—
Change in net assets resulting from Class R4 capital transactions	619	10,360	—	—
Class R5
Proceeds from shares issued	68,872	20,798	888	637
Distributions reinvested	6,672	595	583	70
Cost of shares redeemed	(41,779)	(34,757)	(860)	(426)
Change in net assets resulting from Class R5 capital transactions	33,765	(13,364)	611	281
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,932,271	$2,079,410	$1,261,772	$909,012
Distributions reinvested	513,688	45,629	149,682	15,599
Cost of shares redeemed	(2,627,315)	(2,652,134)	(745,937)	(394,689)
Change in net assets resulting from Class R6 capital transactions	(181,356)	(527,095)	665,517	529,922
Total change in net assets resulting from capital transactions	$167,440	$(725,627)	$700,425	$560,386
SHARE TRANSACTIONS:
Class A
Issued	15,714	20,614	2,597	2,582
Reinvested	6,530	685	561	39
Redeemed	(17,883)	(16,322)	(1,972)	(1,755)
Change in Class A Shares	4,361	4,977	1,186	866
Class C
Issued	4,081	4,379	73	84
Reinvested	1,930	242	13	—
Redeemed	(8,089)	(14,323)	(72)	(112)
Change in Class C Shares	(2,078)	(9,702)	14	(28)
Class I
Issued	32,251	35,044	8,179	10,212
Reinvested	7,893	874	671	89
Redeemed	(36,392)	(38,786)	(9,985)	(10,739)
Change in Class I Shares	3,752	(2,868)	(1,135)	(438)
Class R2
Issued	67	104	28	16
Reinvested	20	2	2	— (a)
Redeemed	(53)	(44)	(3)	(5)
Change in Class R2 Shares	34	62	27	11
Class R3
Issued	530	250	—	—
Reinvested	37	4	—	—
Redeemed	(309)	(415)	—	—
Change in Class R3 Shares	258	(161)	—	—
Class R4
Issued	121	424	—	—
Reinvested	63	6	—	—
Redeemed	(168)	(148)	—	—
Change in Class R4 Shares	16	282	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,651	610	14	11
Reinvested	154	18	9	1
Redeemed	(1,011)	(1,024)	(14)	(7)
Change in Class R5 Shares	794	(396)	9	5
Class R6
Issued	46,586	59,979	19,708	15,679
Reinvested	11,675	1,359	2,257	274
Redeemed	(63,506)	(76,057)	(11,773)	(6,883)
Change in Class R6 Shares	(5,245)	(14,719)	10,192	9,070
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$130,219	$150,841	$113,173	$100,341
Distributions reinvested	117,772	—	125,354	62,837
Cost of shares redeemed	(237,818)	(190,475)	(249,848)	(240,655)
Change in net assets resulting from Class A capital transactions	10,173	(39,634)	(11,321)	(77,477)
Class C
Proceeds from shares issued	7,843	8,705	3,104	3,271
Distributions reinvested	6,688	—	3,701	2,261
Cost of shares redeemed	(16,943)	(23,930)	(12,464)	(16,677)
Change in net assets resulting from Class C capital transactions	(2,412)	(15,225)	(5,659)	(11,145)
Class I
Proceeds from shares issued	594,299	755,453	178,446	221,174
Distributions reinvested	158,988	—	185,190	97,819
Cost of shares redeemed	(854,065)	(1,046,363)	(494,348)	(550,055)
Change in net assets resulting from Class I capital transactions	(100,778)	(290,910)	(130,712)	(231,062)
Class L
Proceeds from shares issued	—	—	457,110	549,757
Distributions reinvested	—	—	553,376	322,843
Cost of shares redeemed	—	—	(1,833,787)	(1,756,234)
Change in net assets resulting from Class L capital transactions	—	—	(823,301)	(883,634)
Class R2
Proceeds from shares issued	12,062	15,717	10,511	15,889
Distributions reinvested	4,297	—	8,055	3,695
Cost of shares redeemed	(15,189)	(15,019)	(15,996)	(16,774)
Change in net assets resulting from Class R2 capital transactions	1,170	698	2,570	2,810
Class R3
Proceeds from shares issued	15,083	24,689	9,893	8,031
Distributions reinvested	4,462	—	8,203	3,962
Cost of shares redeemed	(20,196)	(20,720)	(17,403)	(12,470)
Change in net assets resulting from Class R3 capital transactions	(651)	3,969	693	(477)
Class R4
Proceeds from shares issued	9,799	19,300	2,225	13,644
Distributions reinvested	2,800	—	3,301	1,805
Cost of shares redeemed	(12,794)	(8,842)	(7,871)	(5,076)
Change in net assets resulting from Class R4 capital transactions	(195)	10,458	(2,345)	10,373
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$94,737	$83,327	$8,015	$6,957
Distributions reinvested	34,572	—	5,811	2,912
Cost of shares redeemed	(134,800)	(126,906)	(10,297)	(10,002)
Change in net assets resulting from Class R5 capital transactions	(5,491)	(43,579)	3,529	(133)
Class R6
Proceeds from shares issued	1,881,493	1,397,968	1,242,415	858,996
Distributions reinvested	462,467	—	473,479	223,013
Cost of shares redeemed	(1,342,961)	(993,604)	(996,182)	(1,058,173)
Change in net assets resulting from Class R6 capital transactions	1,000,999	404,364	719,712	23,836
Total change in net assets resulting from capital transactions	$902,815	$30,141	$(246,834)	$(1,166,909)
SHARE TRANSACTIONS:
Class A
Issued	3,286	4,085	3,109	2,881
Reinvested	2,835	—	3,417	1,835
Redeemed	(5,982)	(5,180)	(6,816)	(6,924)
Change in Class A Shares	139	(1,095)	(290)	(2,208)
Class C
Issued	300	354	90	101
Reinvested	256	—	108	70
Redeemed	(670)	(988)	(363)	(506)
Change in Class C Shares	(114)	(634)	(165)	(335)
Class I
Issued	11,926	16,466	4,708	6,323
Reinvested	3,014	—	4,940	2,800
Redeemed	(17,125)	(22,236)	(13,283)	(15,647)
Change in Class I Shares	(2,185)	(5,770)	(3,635)	(6,524)
Class L
Issued	—	—	12,047	15,211
Reinvested	—	—	14,438	9,061
Redeemed	—	—	(47,977)	(48,728)
Change in Class L Shares	—	—	(21,492)	(24,456)
Class R2
Issued	271	385	311	491
Reinvested	93	—	238	116
Redeemed	(345)	(366)	(467)	(513)
Change in Class R2 Shares	19	19	82	94
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	312	556	275	232
Reinvested	87	—	227	117
Redeemed	(421)	(470)	(477)	(363)
Change in Class R3 Shares	(22)	86	25	(14)
Class R4
Issued	196	435	60	403
Reinvested	53	—	89	52
Redeemed	(255)	(197)	(210)	(145)
Change in Class R4 Shares	(6)	238	(61)	310
Class R5
Issued	1,834	1,753	215	194
Reinvested	639	—	152	82
Redeemed	(2,608)	(2,646)	(274)	(276)
Change in Class R5 Shares	(135)	(893)	93	— (a)
Class R6
Issued	36,135	29,404	33,058	23,830
Reinvested	8,450	—	12,363	6,260
Redeemed	(25,860)	(20,860)	(26,204)	(29,395)
Change in Class R6 Shares	18,725	8,544	19,217	695

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$133,603	$237,925
Distributions reinvested	126,924	82,951
Cost of shares redeemed	(305,380)	(328,104)
Change in net assets resulting from Class A capital transactions	(44,853)	(7,228)
Class C
Proceeds from shares issued	22,561	20,012
Distributions reinvested	14,960	11,344
Cost of shares redeemed	(65,216)	(95,088)
Change in net assets resulting from Class C capital transactions	(27,695)	(63,732)
Class I
Proceeds from shares issued	353,513	325,331
Distributions reinvested	155,404	109,685
Cost of shares redeemed	(590,497)	(779,963)
Change in net assets resulting from Class I capital transactions	(81,580)	(344,947)
Class L
Proceeds from shares issued	160,555	148,441
Distributions reinvested	123,810	85,565
Cost of shares redeemed	(300,858)	(417,373)
Change in net assets resulting from Class L capital transactions	(16,493)	(183,367)
Class R2
Proceeds from shares issued	247	73
Distributions reinvested	62	26
Cost of shares redeemed	(174)	(5)
Change in net assets resulting from Class R2 capital transactions	135	94
Class R3
Proceeds from shares issued	780	959
Distributions reinvested	169	152
Cost of shares redeemed	(738)	(1,325)
Change in net assets resulting from Class R3 capital transactions	211	(214)
Class R4
Proceeds from shares issued	288	110
Distributions reinvested	60	16
Cost of shares redeemed	(63)	(7)
Change in net assets resulting from Class R4 capital transactions	285	119
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,026	$1,762
Distributions reinvested	1,839	1,356
Cost of shares redeemed	(2,196)	(4,919)
Change in net assets resulting from Class R5 capital transactions	669	(1,801)
Class R6
Proceeds from shares issued	669,082	685,624
Distributions reinvested	425,467	310,545
Cost of shares redeemed	(986,906)	(1,335,957)
Change in net assets resulting from Class R6 capital transactions	107,643	(339,788)
Total change in net assets resulting from capital transactions	$(61,678)	$(940,864)
SHARE TRANSACTIONS:
Class A
Issued	3,443	6,664
Reinvested	3,283	2,370
Redeemed	(7,882)	(9,145)
Change in Class A Shares	(1,156)	(111)
Class C
Issued	577	561
Reinvested	387	325
Redeemed	(1,689)	(2,689)
Change in Class C Shares	(725)	(1,803)
Class I
Issued	8,931	8,958
Reinvested	3,980	3,105
Redeemed	(15,215)	(21,618)
Change in Class I Shares	(2,304)	(9,555)
Class L
Issued	4,138	4,113
Reinvested	3,167	2,419
Redeemed	(7,681)	(11,671)
Change in Class L Shares	(376)	(5,139)
Class R2
Issued	4	2
Reinvested	2	1
Redeemed	(4)	— (a)
Change in Class R2 Shares	2	3

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	20	27
Reinvested	4	4
Redeemed	(19)	(37)
Change in Class R3 Shares	5	(6)
Class R4
Issued	8	2
Reinvested	1	1
Redeemed	(2)	— (a)
Change in Class R4 Shares	7	3
Class R5
Issued	27	50
Reinvested	47	38
Redeemed	(56)	(134)
Change in Class R5 Shares	18	(46)
Class R6
Issued	17,172	19,011
Reinvested	10,907	8,790
Redeemed	(24,399)	(37,154)
Change in Class R6 Shares	3,680	(9,353)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	35

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Year Ended June 30, 2025	$37.28	$(0.16)	$5.57	$5.41	$—	$(2.39)	$(2.39)
Year Ended June 30, 2024	28.14	(0.13)	9.47	9.34	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.52	(0.08)	5.79	5.71	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Class C
Year Ended June 30, 2025	29.27	(0.27)	4.35	4.08	—	(2.39)	(2.39)
Year Ended June 30, 2024	22.25	(0.22)	7.44	7.22	—	(0.20)	(0.20)
Year Ended June 30, 2023	17.91	(0.16)	4.59	4.43	—	(0.09)	(0.09)
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Class I
Year Ended June 30, 2025	39.58	(0.08)	5.94	5.86	—	(2.39)	(2.39)
Year Ended June 30, 2024	29.79	(0.05)	10.04	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.78	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Class R2
Year Ended June 30, 2025	36.44	(0.26)	5.45	5.19	—	(2.39)	(2.39)
Year Ended June 30, 2024	27.58	(0.21)	9.27	9.06	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.14	(0.14)	5.67	5.53	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Class R3
Year Ended June 30, 2025	37.20	(0.17)	5.57	5.40	—	(2.39)	(2.39)
Year Ended June 30, 2024	28.08	(0.13)	9.45	9.32	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.48	(0.09)	5.78	5.69	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Class R4
Year Ended June 30, 2025	39.59	(0.08)	5.94	5.86	—	(2.39)	(2.39)
Year Ended June 30, 2024	29.80	(0.06)	10.05	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.79	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Class R5
Year Ended June 30, 2025	41.05	(0.02)	6.17	6.15	—	(2.39)	(2.39)
Year Ended June 30, 2024	30.85	(0.01)	10.41	10.40	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.59	0.01	6.34	6.35	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Class R6
Year Ended June 30, 2025	41.62	0.02	6.26	6.28	—	(2.39)	(2.39)
Year Ended June 30, 2024	31.24	0.03	10.55	10.58	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.88	0.04	6.41	6.45	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$40.30	14.70%	$4,612,408	1.00%	(0.44)%	1.11%	36%
37.28	33.34	4,103,661	1.04	(0.41)	1.13	28
28.14	25.46	2,957,562	1.04	(0.34)	1.14	38
22.52	(22.53)	2,362,435	1.08	(0.54)	1.14	33
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43

30.96	14.16	760,081	1.50	(0.94)	1.61	36
29.27	32.64	779,526	1.54	(0.91)	1.64	28
22.25	24.86	808,227	1.54	(0.84)	1.64	38
17.91	(22.90)	798,037	1.58	(1.05)	1.64	33
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43

43.05	14.99	6,536,149	0.75	(0.19)	0.86	36
39.58	33.68	5,860,279	0.79	(0.16)	0.88	28
29.79	25.75	4,496,251	0.79	(0.09)	0.89	38
23.78	(22.33)	3,376,110	0.83	(0.29)	0.89	33
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43

39.24	14.43	13,676	1.26	(0.70)	1.39	36
36.44	33.00	11,464	1.30	(0.67)	1.42	28
27.58	25.08	6,945	1.30	(0.60)	1.44	38
22.14	(22.71)	4,972	1.32	(0.75)	1.56	33
33.24	47.18	510	1.39	(0.79)	1.66	43

40.21	14.71	43,160	1.01	(0.45)	1.11	36
37.20	33.34	30,327	1.05	(0.42)	1.14	28
28.08	25.41	27,413	1.05	(0.36)	1.15	38
22.48	(22.54)	13,221	1.08	(0.50)	1.16	33
33.61	47.60	5,089	1.14	(0.54)	1.17	43

43.06	14.99	48,257	0.76	(0.20)	0.86	36
39.59	33.67	43,769	0.80	(0.17)	0.88	28
29.80	25.74	24,519	0.80	(0.09)	0.89	38
23.79	(22.32)	15,452	0.83	(0.30)	0.89	33
35.21	47.91	22,559	0.88	(0.29)	0.88	43

44.81	15.17	170,124	0.61	(0.05)	0.71	36
41.05	33.85	123,217	0.65	(0.02)	0.73	28
30.85	25.92	104,828	0.65	0.05	0.74	38
24.59	(22.18)	103,367	0.68	(0.15)	0.74	33
36.18	48.16	141,386	0.73	(0.14)	0.73	43

45.51	15.27	9,980,359	0.51	0.05	0.61	36
41.62	34.01	9,345,278	0.55	0.08	0.63	28
31.24	26.02	7,474,875	0.55	0.15	0.64	38
24.88	(22.11)	5,407,723	0.58	(0.03)	0.64	33
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Year Ended June 30, 2025	$59.22	$0.19	$6.84	$7.03	$(0.15)	$(2.59)	$(2.74)
Year Ended June 30, 2024	53.29	0.19	5.92	6.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	48.06	0.16	6.37	6.53	(0.12)	(1.18)	(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Class C
Year Ended June 30, 2025	54.96	(0.11)	6.34	6.23	—	(2.59)	(2.59)
Year Ended June 30, 2024	49.56	(0.08)	5.48	5.40	—	—	—
Year Ended June 30, 2023	44.88	(0.09)	5.95	5.86	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Class I
Year Ended June 30, 2025	60.68	0.34	7.03	7.37	(0.28)	(2.59)	(2.87)
Year Ended June 30, 2024	54.58	0.34	6.05	6.39	(0.29)	—	(0.29)
Year Ended June 30, 2023	49.19	0.30	6.51	6.81	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Class R2
Year Ended June 30, 2025	57.97	0.04	6.68	6.72	(0.08)	(2.59)	(2.67)
Year Ended June 30, 2024	52.24	0.06	5.77	5.83	(0.10)	—	(0.10)
Year Ended June 30, 2023	47.19	0.06	6.22	6.28	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Class R5
Year Ended June 30, 2025	60.91	0.45	7.03	7.48	(0.37)	(2.59)	(2.96)
Year Ended June 30, 2024	54.78	0.43	6.07	6.50	(0.37)	—	(0.37)
Year Ended June 30, 2023	49.42	0.44	6.47	6.91	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Class R6
Year Ended June 30, 2025	60.86	0.51	7.03	7.54	(0.43)	(2.59)	(3.02)
Year Ended June 30, 2024	54.73	0.49	6.07	6.56	(0.43)	—	(0.43)
Year Ended June 30, 2023	49.32	0.43	6.53	6.96	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

38

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$63.51	11.79%	$896,268	1.10%	0.31%	1.22%	61%
59.22	11.48	765,572	1.14	0.35	1.25	38
53.29	13.70	642,773	1.14	0.32	1.26	40
48.06	(16.58)	526,401	1.15	0.08	1.26	33
62.14	47.31	595,304	1.14	(0.05)	1.26	54

58.60	11.24	16,870	1.60	(0.19)	1.73	61
54.96	10.90	15,065	1.64	(0.16)	1.77	38
49.56	13.16	14,923	1.64	(0.18)	1.78	40
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33
58.61	46.59	21,836	1.63	(0.56)	1.75	54

65.18	12.08	1,085,716	0.85	0.54	0.97	61
60.68	11.74	1,079,673	0.89	0.60	1.00	38
54.58	13.99	995,077	0.89	0.58	1.01	40
49.19	(16.37)	802,716	0.90	0.33	1.02	33
63.43	47.67	886,782	0.89	0.23	1.00	54

62.02	11.52	4,185	1.36	0.07	1.60	61
57.97	11.18	2,395	1.39	0.11	1.66	38
52.24	13.43	1,546	1.39	0.11	1.68	40
47.19	(16.79)	552	1.40	(0.16)	1.66	33
61.24	46.94	555	1.38	(0.33)	1.59	54

65.43	12.24	12,959	0.71	0.70	0.82	61
60.91	11.91	11,519	0.74	0.75	0.85	38
54.78	14.15	10,068	0.74	0.84	0.86	40
49.42	(16.24)	1	0.74	0.39	0.91	33
63.52	47.89	74	0.74	0.29	0.87	54

65.38	12.36	3,520,747	0.61	0.80	0.72	61
60.86	12.03	2,657,257	0.64	0.85	0.75	38
54.73	14.28	1,893,374	0.64	0.83	0.76	40
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33
63.57	48.03	1,320,991	0.64	0.45	0.75	54

39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Year Ended June 30, 2025	$39.72	$(0.23)	$6.17	$5.94	$—	$(3.66)	$(3.66)
Year Ended June 30, 2024	35.03	(0.22)	4.91	4.69	—	—	—
Year Ended June 30, 2023	29.58	(0.18)	5.93	5.75	—	(0.30)	(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	—	(4.64)	(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Class C
Year Ended June 30, 2025	26.27	(0.27)	4.05	3.78	—	(3.66)	(3.66)
Year Ended June 30, 2024	23.29	(0.26)	3.24	2.98	—	—	—
Year Ended June 30, 2023	19.86	(0.23)	3.96	3.73	—	(0.30)	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Class I
Year Ended June 30, 2025	49.51	(0.16)	7.72	7.56	—	(3.66)	(3.66)
Year Ended June 30, 2024	43.56	(0.15)	6.10	5.95	—	—	—
Year Ended June 30, 2023	36.62	(0.12)	7.36	7.24	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Class R2
Year Ended June 30, 2025	43.98	(0.39)	6.84	6.45	—	(3.66)	(3.66)
Year Ended June 30, 2024	38.91	(0.37)	5.44	5.07	—	—	—
Year Ended June 30, 2023	32.93	(0.31)	6.59	6.28	—	(0.30)	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Class R3
Year Ended June 30, 2025	48.08	(0.30)	7.48	7.18	—	(3.66)	(3.66)
Year Ended June 30, 2024	42.44	(0.29)	5.93	5.64	—	—	—
Year Ended June 30, 2023	35.80	(0.24)	7.18	6.94	—	(0.30)	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Class R4
Year Ended June 30, 2025	49.24	(0.19)	7.67	7.48	—	(3.66)	(3.66)
Year Ended June 30, 2024	43.34	(0.18)	6.08	5.90	—	—	—
Year Ended June 30, 2023	36.47	(0.14)	7.31	7.17	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Class R5
Year Ended June 30, 2025	50.70	(0.11)	7.91	7.80	—	(3.66)	(3.66)
Year Ended June 30, 2024	44.56	(0.11)	6.25	6.14	—	—	—
Year Ended June 30, 2023	37.42	(0.08)	7.52	7.44	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Class R6
Year Ended June 30, 2025	51.20	(0.06)	8.00	7.94	—	(3.66)	(3.66)
Year Ended June 30, 2024	44.96	(0.07)	6.31	6.24	—	—	—
Year Ended June 30, 2023	37.73	(0.05)	7.58	7.53	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

40

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$42.00	15.06%	$1,449,638	1.10%	(0.57)%	1.22%	67%
39.72	13.39	1,365,143	1.14	(0.59)	1.26	55
35.03	19.53	1,242,347	1.14	(0.56)	1.26	45
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42

26.39	14.52	48,594	1.60	(1.07)	1.72	67
26.27	12.80	51,347	1.64	(1.08)	1.76	55
23.29	18.91	60,306	1.64	(1.06)	1.75	45
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45
32.69	42.84	109,845	1.74	(1.36)	1.75	42

53.41	15.37	2,449,561	0.85	(0.32)	0.96	67
49.51	13.66	2,378,644	0.89	(0.34)	0.99	55
43.56	19.84	2,344,119	0.89	(0.30)	1.00	45
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42

46.77	14.75	58,191	1.41	(0.87)	1.50	67
43.98	13.03	53,890	1.45	(0.89)	1.55	55
38.91	19.15	46,941	1.45	(0.87)	1.55	45
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45
51.05	43.24	57,273	1.49	(1.10)	1.53	42

51.60	15.02	65,716	1.16	(0.63)	1.21	67
48.08	13.29	62,283	1.20	(0.64)	1.25	55
42.44	19.46	51,316	1.20	(0.62)	1.25	45
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45
54.95	43.57	70,608	1.24	(0.86)	1.24	42

53.06	15.29	40,691	0.91	(0.37)	0.96	67
49.24	13.61	38,037	0.95	(0.39)	1.00	55
43.34	19.73	23,144	0.95	(0.37)	1.00	45
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45
55.76	43.92	22,947	0.99	(0.60)	0.99	42

54.84	15.49	563,921	0.75	(0.22)	0.80	67
50.70	13.78	528,171	0.79	(0.23)	0.84	55
44.56	19.95	504,025	0.79	(0.21)	0.85	45
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45
57.00	44.22	730,273	0.79	(0.40)	0.84	42

55.48	15.61	7,914,715	0.66	(0.12)	0.71	67
51.20	13.88	6,346,311	0.70	(0.14)	0.74	55
44.96	20.03	5,188,694	0.70	(0.11)	0.75	45
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42

41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Year Ended June 30, 2025	$35.88	$0.26	$3.58	$3.84	$(0.25)	$(4.08)	$(4.33)
Year Ended June 30, 2024	34.36	0.28	3.29	3.57	(0.34)	(1.71)	(2.05)
Year Ended June 30, 2023	34.90	0.32	3.01	3.33	(0.28)	(3.59)	(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Class C
Year Ended June 30, 2025	33.75	0.07	3.37	3.44	(0.05)	(4.08)	(4.13)
Year Ended June 30, 2024	32.43	0.09	3.11	3.20	(0.17)	(1.71)	(1.88)
Year Ended June 30, 2023	33.10	0.13	2.86	2.99	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Class I
Year Ended June 30, 2025	36.60	0.36	3.63	3.99	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.99	0.37	3.37	3.74	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	35.48	0.40	3.07	3.47	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Class L
Year Ended June 30, 2025	37.33	0.42	3.72	4.14	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.66	0.43	3.43	3.86	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.09	0.47	3.12	3.59	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Class R2
Year Ended June 30, 2025	33.33	0.15	3.33	3.48	(0.18)	(4.08)	(4.26)
Year Ended June 30, 2024	32.08	0.17	3.07	3.24	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	32.84	0.21	2.84	3.05	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Class R3
Year Ended June 30, 2025	35.37	0.25	3.52	3.77	(0.25)	(4.08)	(4.33)
Year Ended June 30, 2024	33.90	0.27	3.26	3.53	(0.35)	(1.71)	(2.06)
Year Ended June 30, 2023	34.49	0.31	2.98	3.29	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Class R4
Year Ended June 30, 2025	36.30	0.35	3.62	3.97	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.76	0.37	3.33	3.70	(0.45)	(1.71)	(2.16)
Year Ended June 30, 2023	35.29	0.40	3.05	3.45	(0.39)	(3.59)	(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Class R5
Year Ended June 30, 2025	37.25	0.42	3.71	4.13	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.59	0.43	3.42	3.85	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.03	0.47	3.10	3.57	(0.42)	(3.59)	(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)

42

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$35.39	10.35%	$1,128,401	1.10%	0.71%	1.21%	39%
35.88	10.75	1,154,573	1.14	0.79	1.24	13
34.36	9.66	1,181,402	1.14	0.91	1.24	12
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16
43.69	51.06	1,608,828	1.22	0.46	1.23	21

33.06	9.78	29,068	1.60	0.20	1.71	39
33.75	10.20	35,234	1.64	0.28	1.75	13
32.43	9.10	44,732	1.64	0.38	1.74	12
33.10	(8.17)	61,031	1.68	0.07	1.74	16
41.77	50.32	76,078	1.72	(0.05)	1.73	21

36.18	10.59	1,583,448	0.85	0.95	0.95	39
36.60	11.06	1,734,586	0.89	1.04	0.99	13
34.99	9.92	1,886,979	0.89	1.14	0.99	12
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16
44.30	51.46	3,061,126	0.97	0.72	0.98	21

37.00	10.77	4,599,997	0.71	1.09	0.80	39
37.33	11.19	5,443,664	0.75	1.18	0.84	13
35.66	10.11	6,071,628	0.75	1.29	0.84	12
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16
44.98	51.76	7,839,627	0.75	0.94	0.83	21

32.55	10.04	66,990	1.36	0.45	1.48	39
33.33	10.45	65,891	1.40	0.52	1.51	13
32.08	9.39	60,386	1.40	0.65	1.49	12
32.84	(7.97)	59,842	1.43	0.32	1.49	16
41.48	50.69	71,087	1.48	0.21	1.49	21

34.81	10.30	73,734	1.11	0.70	1.20	39
35.37	10.77	74,046	1.15	0.78	1.24	13
33.90	9.65	71,414	1.15	0.90	1.24	12
34.49	(7.75)	69,915	1.18	0.56	1.23	16
43.25	51.07	88,116	1.22	0.47	1.23	21

35.86	10.61	27,856	0.86	0.94	0.95	39
36.30	11.02	30,419	0.90	1.06	0.99	13
34.76	9.90	18,338	0.90	1.14	0.99	12
35.29	(7.50)	22,574	0.94	0.80	0.98	16
44.02	51.47	31,938	0.97	0.70	0.98	21

36.91	10.78	52,592	0.71	1.10	0.80	39
37.25	11.19	49,620	0.75	1.18	0.84	13
35.59	10.08	47,429	0.75	1.30	0.84	12
36.03	(7.35)	48,283	0.78	0.94	0.83	16
44.90	51.69	89,178	0.82	0.87	0.83	21

43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R6
Year Ended June 30, 2025	$37.32	$0.46	$3.71	$4.17	$(0.43)	$(4.08)	$(4.51)
Year Ended June 30, 2024	35.65	0.46	3.43	3.89	(0.51)	(1.71)	(2.22)
Year Ended June 30, 2023	36.09	0.51	3.11	3.62	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

44

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$36.98	10.86%	$4,976,734	0.61%	1.20%	0.70%	39%
37.32	11.30	4,304,906	0.65	1.28	0.74	13
35.65	10.20	4,087,234	0.65	1.42	0.74	12
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16
44.96	51.83	4,184,659	0.72	0.97	0.73	21

45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Year Ended June 30, 2025	$37.44	$0.48	$4.33	$4.81	$(0.50)	$(3.36)	$(3.86)
Year Ended June 30, 2024	35.00	0.50	4.41	4.91	(0.50)	(1.97)	(2.47)
Year Ended June 30, 2023	36.05	0.52	2.02	2.54	(0.53)	(3.06)	(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Year Ended June 30, 2021	29.53	0.34	14.04	14.38	(0.48)	(0.53)	(1.01)
Class C
Year Ended June 30, 2025	37.40	0.29	4.32	4.61	(0.29)	(3.36)	(3.65)
Year Ended June 30, 2024	34.90	0.32	4.41	4.73	(0.26)	(1.97)	(2.23)
Year Ended June 30, 2023	35.91	0.34	2.00	2.34	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16	13.99	14.15	(0.27)	(0.53)	(0.80)
Class I
Year Ended June 30, 2025	37.80	0.59	4.36	4.95	(0.59)	(3.36)	(3.95)
Year Ended June 30, 2024	35.30	0.59	4.46	5.05	(0.58)	(1.97)	(2.55)
Year Ended June 30, 2023	36.31	0.61	2.03	2.64	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43	14.13	14.56	(0.59)	(0.53)	(1.12)
Class L
Year Ended June 30, 2025	37.85	0.64	4.38	5.02	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.35	0.64	4.46	5.10	(0.63)	(1.97)	(2.60)
Year Ended June 30, 2023	36.36	0.66	2.04	2.70	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49	14.14	14.63	(0.63)	(0.53)	(1.16)
Class R2
Year Ended June 30, 2025	36.80	0.38	4.24	4.62	(0.47)	(3.36)	(3.83)
Year Ended June 30, 2024	34.48	0.40	4.34	4.74	(0.45)	(1.97)	(2.42)
Year Ended June 30, 2023	35.56	0.41	2.00	2.41	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26	13.90	14.16	(0.48)	(0.53)	(1.01)
Class R3
Year Ended June 30, 2025	36.82	0.47	4.25	4.72	(0.51)	(3.36)	(3.87)
Year Ended June 30, 2024	34.48	0.49	4.34	4.83	(0.52)	(1.97)	(2.49)
Year Ended June 30, 2023	35.51	0.50	2.00	2.50	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33	13.88	14.21	(0.53)	(0.53)	(1.06)
Class R4
Year Ended June 30, 2025	38.14	0.60	4.38	4.98	(0.62)	(3.36)	(3.98)
Year Ended June 30, 2024	35.62	0.60	4.49	5.09	(0.60)	(1.97)	(2.57)
Year Ended June 30, 2023	36.30	0.61	2.04	2.65	(0.27)	(3.06)	(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42	14.06	14.48	(0.59)	(0.53)	(1.12)
Class R5
Year Ended June 30, 2025	37.76	0.64	4.36	5.00	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.27	0.64	4.46	5.10	(0.64)	(1.97)	(2.61)
Year Ended June 30, 2023	36.30	0.65	2.04	2.69	(0.66)	(3.06)	(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49	14.11	14.60	(0.62)	(0.53)	(1.15)

46

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$38.39	12.90%	$1,317,334	1.00%	1.24%	1.11%	39%
37.44	14.62	1,328,087	1.04	1.39	1.15	17
35.00	7.03	1,245,482	1.04	1.45	1.14	24
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23
42.90	49.47	1,050,569	1.13	0.94	1.14	34

38.36	12.32	147,754	1.50	0.74	1.62	39
37.40	14.07	171,159	1.54	0.89	1.65	17
34.90	6.47	222,660	1.54	0.94	1.65	24
35.91	(4.24)	281,613	1.58	0.48	1.65	23
42.73	48.75	349,246	1.63	0.45	1.64	34

38.80	13.18	1,572,507	0.75	1.49	0.86	39
37.80	14.91	1,619,210	0.79	1.64	0.89	17
35.30	7.29	1,849,562	0.79	1.69	0.89	24
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23
43.15	49.86	2,326,829	0.88	1.20	0.89	34

38.86	13.34	1,332,144	0.62	1.63	0.70	39
37.85	15.06	1,311,918	0.65	1.78	0.74	17
35.35	7.44	1,406,943	0.65	1.83	0.74	24
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23
43.20	50.10	1,855,713	0.73	1.35	0.74	34

37.59	12.58	590	1.26	0.99	1.42	39
36.80	14.33	456	1.30	1.13	1.58	17
34.48	6.75	334	1.30	1.18	1.52	24
35.56	(4.02)	292	1.33	0.77	1.49	23
42.46	49.10	194	1.38	0.73	1.54	34

37.67	12.86	2,370	1.01	1.24	1.16	39
36.82	14.61	2,150	1.05	1.38	1.21	17
34.48	7.03	2,195	1.05	1.41	1.20	24
35.51	(3.78)	2,845	1.08	1.00	1.17	23
42.36	49.46	3,020	1.13	0.92	1.17	34

39.14	13.14	587	0.76	1.51	0.86	39
38.14	14.90	309	0.80	1.63	1.08	17
35.62	7.29	173	0.80	1.69	0.93	24
36.30	(3.53)	118	0.84	1.20	0.89	23
42.92	49.86	1,724	0.88	1.26	0.89	34

38.75	13.33	18,780	0.61	1.63	0.70	39
37.76	15.08	17,623	0.65	1.78	0.74	17
35.27	7.45	18,118	0.65	1.87	0.74	24
36.30	(3.40)	1,178	0.68	1.38	0.74	23
43.12	50.12	1,365	0.73	1.41	0.74	34

47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R6
Year Ended June 30, 2025	$37.80	$0.68	$4.36	$5.04	$(0.69)	$(3.36)	$(4.05)
Year Ended June 30, 2024	35.31	0.68	4.45	5.13	(0.67)	(1.97)	(2.64)
Year Ended June 30, 2023	36.32	0.69	2.05	2.74	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52	14.13	14.65	(0.67)	(0.53)	(1.20)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

48

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$38.79	13.42%	$4,550,788	0.51%	1.73%	0.60%	39%
37.80	15.17	4,294,901	0.55	1.88	0.64	17
35.31	7.58	4,341,944	0.55	1.93	0.64	24
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23
43.16	50.23	5,562,656	0.63	1.44	0.64	34

49

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Non-Diversified*
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

*	Prior to February 5, 2025, JPMorgan Growth Advantage Fund operated as a diversified company.
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

50	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,234,242	$—	$—	$22,234,242

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,551,557	$—	$—	$5,551,557

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,720,162	$—	$—	$12,720,162

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,517,240	$—	$—	$12,517,240

(a)	Please refer to the SOI for specifics of portfolio holdings.

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,932,181	$—	$—	$8,932,181

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2025, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

52	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Mid Cap Equity Fund	$23,550	$(23,550)	$—
Mid Cap Growth Fund	137,577	(137,577)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2025, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Mid Cap Equity Fund	$— (a)
Mid Cap Growth Fund	1
Mid Cap Value Fund	— (a)
Value Advantage Fund	1

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Growth Advantage Fund did not have any securities out on loan at June 30, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$195,828	$4,466,985	$4,440,220	$— (c)	$5	$222,598	222,553	$11,709	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	142,729	142,729	—	—	—	—	508 *	—
Total	$195,828	$4,609,714	$4,582,949	$—	$5	$222,598		$12,217	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	53

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Mid Cap Equity Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$100,859	$2,347,910	$2,361,009	$(9)	$6	$87,757	87,739	$6,673	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	12,384	212,397	200,497	—	1	24,285	24,285	385 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	1,716	16,518	18,234	—	—	—	—	14 *	—
Total	$114,959	$2,576,825	$2,579,740	$(9)	$7	$112,042		$7,072	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$175,763	$2,832,359	$2,981,888	$14	$1	$26,249	26,244	$8,474	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	108,380	696,224	662,963	—	9	141,650	141,650	2,060 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	12,884	74,443	87,327	—	—	—	—	57 *	—
Total	$297,027	$3,603,026	$3,732,178	$14	$10	$167,899		$10,591	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$174,796	$3,480,664	$3,426,261	$59	$20	$229,278	229,232	$16,220	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	5,977	210,354	216,332	1 *	—	—	—	202 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	1,295	9,891	11,186	—	—	—	—	7 *	—
Total	$182,068	$3,700,909	$3,653,779	$60	$20	$229,278		$16,429	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

54	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$77,317	$2,835,377	$2,736,450	$(53)	$14	$176,205	176,170	$9,768	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	59,092	242,252	301,345	(1)*	2	—	—	894 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	8,047	30,908	38,955	—	—	—	—	38 *	—
Total	$144,456	$3,108,537	$3,076,750	$(54)	$16	$176,205		$10,700	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$173	$50	$86	n/a	$4	$3	$1	$4	$160	$481

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	55

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Mid Cap Equity Fund
Transfer agency fees	$23	$3	$14	n/a	$4	n/a	n/a	$— (a)	$68	$112
Mid Cap Growth Fund
Transfer agency fees	243	7	152	n/a	28	$5	$1	9	195	640
Mid Cap Value Fund
Transfer agency fees	74	4	27	$58	23	2	1	1	103	293
Value Advantage Fund
Transfer agency fees	73	22	35	21	— (a)	2	— (a)	— (a)	53	206

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Growth Advantage Fund	$85,338	$36,820	$(122,158)
Mid Cap Equity Fund	—	7	(7)
Mid Cap Growth Fund	—	33,577	(33,577)
Mid Cap Value Fund	159,129	(101)	(159,028)
Value Advantage Fund	77,515	(25)	(77,490)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments, net operating losses and tax equalization.
J. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

56	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.50%
Mid Cap Equity Fund	0.60
Mid Cap Growth Fund	0.60
Mid Cap Value Fund	0.60
Value Advantage Fund	0.50
Prior to November 1, 2024, the investment advisory fee was accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2025, the effective rate was 0.064%, 0.075%, 0.075%, 0.069% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$538	$2
Mid Cap Equity Fund	98	— (a)
Mid Cap Growth Fund	83	— (a)
Mid Cap Value Fund	38	—

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	57

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
	Front-End Sales Charge	CDSC
Value Advantage Fund	$86	$— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	0.99%	1.49%	0.74%	n/a	1.25%	1.00%	0.75%	0.60%	0.50%
Mid Cap Equity Fund	1.09	1.59	0.84	n/a	1.35	n/a	n/a	0.70	0.60
Mid Cap Growth Fund	1.09	1.59	0.84	n/a	1.40	1.15	0.90	0.74	0.65
Mid Cap Value Fund	1.09	1.59	0.84	0.75%	1.35	1.10	0.85	0.70	0.60
Value Advantage Fund	0.99	1.49	0.74	0.75	1.25	1.00	0.75	0.60	0.50

Prior to November 1, 2024, the contractual expense limitation is shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.04%	1.54%	0.79%	n/a	1.30%	1.05%	0.80%	0.65%	0.55%
Mid Cap Equity Fund	1.14	1.64	0.89	n/a	1.39	n/a	n/a	0.74	0.64
Mid Cap Growth Fund	1.14	1.64	0.89	n/a	1.45	1.20	0.95	0.79	0.70
Mid Cap Value Fund	1.14	1.64	0.89	0.75%	1.40	1.15	0.90	0.75	0.65
Value Advantage Fund	1.04	1.54	0.79	0.75	1.30	1.05	0.80	0.65	0.55

The expense limitation agreements were in effect for the year ended June 30, 2025 and are in place until at least October 31, 2025.

58	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

For the year ended June 30, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$12,788	$6,191	$1,247	$20,226	$17
Mid Cap Equity Fund	3,258	2,173	153	5,584	37
Mid Cap Growth Fund	2,790	1,859	2,639	7,288	—
Mid Cap Value Fund	6,635	4,426	411	11,472	84
Value Advantage Fund	4,711	3,140	451	8,302	53
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2025 were as follows:

Growth Advantage Fund	$268
Mid Cap Equity Fund	152
Mid Cap Growth Fund	198
Mid Cap Value Fund	365
Value Advantage Fund	208
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2025, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Growth Advantage Fund	$45
Mid Cap Equity Fund	122
Mid Cap Growth Fund	9
Value Advantage Fund	28
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
4. Investment Transactions
During the year ended June 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$7,426,340	$8,550,013
Mid Cap Equity Fund	3,564,750	3,028,334
Mid Cap Growth Fund	7,937,200	7,600,553
Mid Cap Value Fund	4,970,850	6,590,613
Value Advantage Fund	3,443,843	4,298,760
During the year ended June 30, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$10,583,806	$11,797,306	$146,870	$11,650,436
Mid Cap Equity Fund	4,266,112	1,402,550	117,105	1,285,445
Mid Cap Growth Fund	9,537,383	3,430,822	248,043	3,182,779
Mid Cap Value Fund	8,228,607	4,673,505	384,872	4,288,633
Value Advantage Fund	5,931,218	3,140,558	139,595	3,000,963
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$1,206,829	$1,206,829
Mid Cap Equity Fund	28,909	203,326	232,235
Mid Cap Growth Fund	—	813,423	813,423
Mid Cap Value Fund	138,969	1,333,090	1,472,059
Value Advantage Fund	171,767	701,806	873,573

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$104,122	$104,122
Mid Cap Equity Fund	23,095	—	23,095
Mid Cap Value Fund	170,853	605,957	776,810
Value Advantage Fund	151,126	467,792	618,918

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

60	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

As of June 30, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$—	$1,803,000	$11,650,436
Mid Cap Equity Fund	18,630	187,569	1,285,445
Mid Cap Growth Fund	81,708	782,142	3,182,779
Mid Cap Value Fund	64,127	1,166,365	4,288,633
Value Advantage Fund	86,966	639,233	3,000,963

The cumulative timing differences primarily consist of ordinary loss deferrals and wash sale loss deferrals.
As of June 30, 2025, the Funds did not have any net capital loss carryforwards.
Net capital losses (gains) incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the following Funds deferred to July 1, 2025 the following net capital losses (gains), and late year ordinary losses of:
	Net Capital Losses (Gains)	Late Year Ordinary Loss Deferral
	Short-Term
Growth Advantage Fund	$—	$8,628
Mid Cap Growth Fund	—	8,090
Mid Cap Value Fund	46,760	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2025, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	13.1%	1	25.1%
Mid Cap Equity Fund	—	—	2	67.8
Mid Cap Growth Fund	—	—	3	41.6
Mid Cap Value Fund	—	—	3	43.5
Value Advantage Fund	1	10.5	1	14.6
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2025, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
Value Advantage Fund	19.8%
Because the Funds invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

62	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Mid Cap Value Fund and JPMorgan Value Advantage Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Growth Advantage Fund (constituting J.P. Morgan Mutual Fund Investment Trust), JPMorgan Mid Cap Value Fund (constituting J.P. Morgan Fleming Mutual Fund Group, Inc.), JPMorgan Mid Cap Equity Fund and JPMorgan Value Advantage Fund (two of the funds constituting JPMorgan Trust I) and JPMorgan Mid Cap Growth Fund (one of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agents and broker; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 22, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	63

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2025:
Dividends Received Deduction
JPMorgan Mid Cap Equity Fund	100.00%
JPMorgan Mid Cap Value Fund	100.00
JPMorgan Value Advantage Fund	94.64
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2025:
Long-Term Capital Gain Distribution
JPMorgan Growth Advantage Fund	$1,309,377
JPMorgan Mid Cap Equity Fund	203,326
JPMorgan Mid Cap Growth Fund	813,423
JPMorgan Mid Cap Value Fund	1,492,219
JPMorgan Value Advantage Fund	777,400
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2025:
Qualified Dividend Income
JPMorgan Mid Cap Equity Fund	$28,909
JPMorgan Mid Cap Value Fund	138,969
JPMorgan Value Advantage Fund	166,911

64	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2025

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. June 2025.
AN-MC-625

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPMorgan Growth Advantage Fund
J.P. Morgan Mutual Fund Investment Trust held a special meeting of shareholders on October 2, 2024, for the purpose of considering and voting upon the approval to change the JPMorgan Growth Advantage Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the Fund’s related fundamental investment policy.
The special meeting was adjourned to October 30, 2024, November 21, 2024 and December 18, 2024 to allow shareholders additional time to vote on the proposal. The proposal was not approved by either 67% or more of the shares present or represented by proxy at the meeting, or by more than 50% of the outstanding shares (as of the record date set for the special shareholder meeting) of the Fund, as is required, at the October 2, 2024 meeting, the October 30, 2024 meeting and the November 21, 2024 meeting. The elimination of the fundamental investment policy was approved by shareholders of the Fund when the special meeting reconvened on December 18, 2024.
The results of the voting were as follows:
October 2, 2024 Meeting:	Dollar value of Votes Received (000’s)

For	$158,977
Against	6,027
Abstain	8,103

October 30, 2024 Meeting:

For	$172,405
Against	8,846
Abstain	15,001

November 21, 2024 Meeting:

For	$182,091
Against	10,426
Abstain	19,169

December 18, 2024 Meeting:

For	$196,091
Against	11,660
Abstain	25,265
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Small Cap Funds
June 30, 2025
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan SMID Cap Equity Fund
JPMorgan U.S. Small Company Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Aerospace & Defense — 2.8%
AeroVironment, Inc. *	44	12,668
Cadre Holdings, Inc.	198	6,317
Hexcel Corp.	64	3,611
Karman Holdings, Inc. * (a)	152	7,634
Moog, Inc., Class A	42	7,683
Rocket Lab Corp. * (a)	108	3,852
		41,765
Automobile Components — 2.0%
Dorman Products, Inc. *	26	3,139
LCI Industries	65	5,942
Modine Manufacturing Co. *	95	9,378
Patrick Industries, Inc.	66	6,102
Visteon Corp. *	49	4,514
		29,075
Banks — 11.1%
Ameris Bancorp	80	5,197
Associated Banc-Corp.	163	3,981
BancFirst Corp.	75	9,228
Camden National Corp.	236	9,566
City Holding Co.	35	4,254
Columbia Banking System, Inc.	351	8,196
First Busey Corp.	235	5,388
First Commonwealth Financial Corp.	439	7,129
First Merchants Corp.	213	8,138
Heritage Commerce Corp.	450	4,468
Independent Bank Corp.	325	10,526
NBT Bancorp, Inc.	179	7,441
Old National Bancorp	595	12,702
Pinnacle Financial Partners, Inc.	61	6,675
Provident Financial Services, Inc.	619	10,848
QCR Holdings, Inc.	112	7,615
Simmons First National Corp., Class A	466	8,844
SouthState Corp.	130	11,990
TriCo Bancshares	146	5,930
WesBanco, Inc.	254	8,041
WSFS Financial Corp.	134	7,363
		163,520
Beverages — 0.4%
Primo Brands Corp.	194	5,754
Biotechnology — 6.2%
Agios Pharmaceuticals, Inc. *	61	2,033
Alkermes plc *	200	5,731
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Apogee Therapeutics, Inc. *	142	6,166
Arcellx, Inc. *	106	6,973
Biohaven Ltd. *	177	2,501
Caris Life Sciences, Inc. * (a)	120	3,208
Cytokinetics, Inc. *	108	3,552
Disc Medicine, Inc. * (a)	106	5,622
Dyne Therapeutics, Inc. *	326	3,099
Insmed, Inc. *	68	6,876
Newamsterdam Pharma Co. NV (Netherlands) *	188	3,408
Nuvalent, Inc., Class A *	46	3,507
REGENXBIO, Inc. *	448	3,673
Relay Therapeutics, Inc. *	497	1,718
Revolution Medicines, Inc. *	126	4,626
Rhythm Pharmaceuticals, Inc. *	86	5,443
Sionna Therapeutics, Inc. * (a)	287	4,982
Twist Bioscience Corp. *	118	4,347
Ultragenyx Pharmaceutical, Inc. *	81	2,946
uniQure NV (Netherlands) *	201	2,799
Vaxcyte, Inc. *	100	3,257
Viking Therapeutics, Inc. * (a)	71	1,885
Xenon Pharmaceuticals, Inc. (Canada) *	122	3,829
		92,181
Broadline Retail — 0.5%
Global-e Online Ltd. (Israel) *	85	2,843
Ollie's Bargain Outlet Holdings, Inc. *	32	4,217
		7,060
Building Products — 2.8%
AAON, Inc.	65	4,796
AZEK Co., Inc. (The) *	98	5,296
AZZ, Inc.	84	7,938
Hayward Holdings, Inc. *	657	9,065
Simpson Manufacturing Co., Inc.	49	7,645
UFP Industries, Inc.	63	6,283
		41,023
Capital Markets — 3.2%
Donnelley Financial Solutions, Inc. *	187	11,541
Evercore, Inc., Class A	20	5,387
Hamilton Lane, Inc., Class A	81	11,444
Piper Sandler Cos.	31	8,586
StoneX Group, Inc. *	42	3,871
Virtus Investment Partners, Inc.	36	6,526
		47,355
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	1

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — 2.1%
Avient Corp.	163	5,267
Hawkins, Inc.	28	3,925
HB Fuller Co.	160	9,613
Innospec, Inc.	71	6,017
Quaker Chemical Corp.	59	6,576
		31,398
Commercial Services & Supplies — 1.9%
ACV Auctions, Inc., Class A *	421	6,837
Casella Waste Systems, Inc., Class A *	110	12,697
MSA Safety, Inc.	55	9,181
		28,715
Communications Equipment — 0.4%
Ciena Corp. *	69	5,601
Construction & Engineering — 0.6%
MasTec, Inc. *	16	2,712
Valmont Industries, Inc.	20	6,539
		9,251
Construction Materials — 0.5%
Eagle Materials, Inc.	33	6,690
Consumer Finance — 0.2%
Upstart Holdings, Inc. * (a)	44	2,819
Consumer Staples Distribution & Retail — 0.7%
Chefs' Warehouse, Inc. (The) *	154	9,839
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. *	50	6,182
Graham Holdings Co., Class B	7	7,053
		13,235
Diversified REITs — 0.5%
Essential Properties Realty Trust, Inc.	233	7,430
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc.	117	3,520
Electric Utilities — 0.7%
IDACORP, Inc.	44	5,052
Portland General Electric Co.	147	5,962
		11,014
Electrical Equipment — 0.9%
NEXTracker, Inc., Class A *	170	9,225
Vicor Corp. *	102	4,655
		13,880
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 3.8%
Fabrinet (Thailand) *	41	12,194
Ingram Micro Holding Corp. (a)	597	12,437
Knowles Corp. *	293	5,169
Littelfuse, Inc.	21	4,700
Napco Security Technologies, Inc.	117	3,464
Sanmina Corp. *	57	5,628
ScanSource, Inc. *	211	8,805
TTM Technologies, Inc. *	75	3,048
		55,445
Energy Equipment & Services — 1.8%
Aris Water Solutions, Inc., Class A	207	4,911
Cactus, Inc., Class A	133	5,799
ChampionX Corp.	261	6,483
TechnipFMC plc (United Kingdom)	212	7,292
Weatherford International plc	48	2,437
		26,922
Financial Services — 2.0%
PennyMac Financial Services, Inc.	146	14,562
Radian Group, Inc.	317	11,405
Remitly Global, Inc. *	211	3,959
		29,926
Food Products — 1.1%
Dole plc	420	5,872
Flowers Foods, Inc.	198	3,168
Freshpet, Inc. *	51	3,435
Utz Brands, Inc.	346	4,348
		16,823
Gas Utilities — 1.5%
Chesapeake Utilities Corp.	75	8,956
ONE Gas, Inc. (a)	119	8,523
Southwest Gas Holdings, Inc.	59	4,426
		21,905
Ground Transportation — 0.7%
Marten Transport Ltd.	527	6,840
Saia, Inc. *	15	4,088
		10,928
Health Care Equipment & Supplies — 4.0%
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	47	2,008
Glaukos Corp. *	61	6,311
ICU Medical, Inc. *	41	5,472
Inmode Ltd. *	338	4,882
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Small Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Integer Holdings Corp. *	35	4,294
iRhythm Technologies, Inc. *	50	7,707
Lantheus Holdings, Inc. *	75	6,152
LivaNova plc *	175	7,858
Merit Medical Systems, Inc. *	64	5,993
PROCEPT BioRobotics Corp. *	67	3,851
TransMedics Group, Inc. *	36	4,810
		59,338
Health Care Providers & Services — 2.4%
Concentra Group Holdings Parent, Inc.	298	6,124
Encompass Health Corp.	73	8,910
Ensign Group, Inc. (The)	58	8,897
HealthEquity, Inc. *	33	3,493
Hims & Hers Health, Inc. *	21	1,044
Hinge Health, Inc., Class A * (a)	89	4,633
PACS Group, Inc. *	145	1,879
		34,980
Health Care REITs — 0.4%
Sabra Health Care REIT, Inc.	353	6,509
Health Care Technology — 0.6%
Evolent Health, Inc., Class A *	340	3,830
Waystar Holding Corp. *	113	4,631
		8,461
Hotel & Resort REITs — 0.6%
RLJ Lodging Trust	679	4,945
Sunstone Hotel Investors, Inc.	452	3,922
		8,867
Hotels, Restaurants & Leisure — 2.8%
Bloomin' Brands, Inc.	149	1,281
Boyd Gaming Corp.	108	8,476
First Watch Restaurant Group, Inc. *	282	4,527
Life Time Group Holdings, Inc. *	236	7,161
Planet Fitness, Inc., Class A *	63	6,869
Six Flags Entertainment Corp. * (a)	184	5,598
Sportradar Group AG, Class A (Switzerland) *	85	2,369
Wyndham Hotels & Resorts, Inc.	66	5,347
		41,628
Household Durables — 1.0%
La-Z-Boy, Inc.	121	4,506
INVESTMENTS	SHARES (000)	VALUE ($000)

Household Durables — continued
M/I Homes, Inc. *	55	6,177
Meritage Homes Corp.	53	3,502
		14,185
Household Products — 0.3%
Reynolds Consumer Products, Inc.	226	4,846
Industrial REITs — 1.0%
Plymouth Industrial REIT, Inc.	312	5,015
Terreno Realty Corp.	182	10,207
		15,222
Insurance — 1.9%
Oscar Health, Inc., Class A *	133	2,846
Safety Insurance Group, Inc.	130	10,350
Selective Insurance Group, Inc.	163	14,121
		27,317
Interactive Media & Services — 1.0%
Angi, Inc. *	361	5,505
IAC, Inc. *	259	9,698
		15,203
IT Services — 0.3%
DigitalOcean Holdings, Inc. *	133	3,789
Leisure Products — 0.3%
YETI Holdings, Inc. *	132	4,167
Machinery — 5.3%
Atmus Filtration Technologies, Inc.	156	5,678
Chart Industries, Inc. *	48	7,800
Enpro, Inc.	41	7,894
Esab Corp.	81	9,765
ITT, Inc.	42	6,636
JBT Marel Corp.	49	5,884
Kadant, Inc.	18	5,746
Mueller Industries, Inc.	98	7,763
SPX Technologies, Inc. *	68	11,319
Tennant Co.	72	5,604
Toro Co. (The)	52	3,686
		77,775
Media — 0.6%
John Wiley & Sons, Inc., Class A	205	9,163
Multi-Utilities — 0.4%
Unitil Corp.	125	6,524
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	3

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Office REITs — 0.9%
COPT Defense Properties	234	6,472
Highwoods Properties, Inc.	220	6,831
		13,303
Oil, Gas & Consumable Fuels — 2.3%
Chord Energy Corp.	60	5,839
CNX Resources Corp. *	220	7,406
Gulfport Energy Corp. *	19	3,836
Magnolia Oil & Gas Corp., Class A	278	6,235
Matador Resources Co.	233	11,117
		34,433
Personal Care Products — 0.8%
Edgewell Personal Care Co.	214	5,010
Interparfums, Inc.	50	6,591
		11,601
Pharmaceuticals — 0.5%
Prestige Consumer Healthcare, Inc. *	89	7,111
Professional Services — 2.0%
CBIZ, Inc. *	111	7,970
ExlService Holdings, Inc. *	97	4,237
UL Solutions, Inc., Class A	90	6,567
Verra Mobility Corp. *	412	10,467
		29,241
Residential REITs — 0.7%
Centerspace	78	4,684
Independence Realty Trust, Inc.	341	6,031
		10,715
Retail REITs — 1.2%
Kite Realty Group Trust	463	10,483
Tanger, Inc.	243	7,428
		17,911
Semiconductors & Semiconductor Equipment — 3.5%
Allegro MicroSystems, Inc. (Japan) *	241	8,250
Amkor Technology, Inc.	160	3,358
Credo Technology Group Holding Ltd. *	109	10,105
Diodes, Inc. *	119	6,282
MACOM Technology Solutions Holdings, Inc. *	32	4,582
MKS, Inc.	26	2,540
Onto Innovation, Inc. *	32	3,194
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Rambus, Inc. *	130	8,324
Synaptics, Inc. *	73	4,745
		51,380
Software — 6.0%
Agilysys, Inc. *	36	4,165
Alkami Technology, Inc. *	144	4,324
BlackLine, Inc. *	163	9,242
Box, Inc., Class A *	184	6,296
Braze, Inc., Class A *	125	3,519
Clear Secure, Inc., Class A	134	3,720
Clearwater Analytics Holdings, Inc., Class A *	337	7,380
Confluent, Inc., Class A *	252	6,283
D-Wave Quantum, Inc. (Canada) *	104	1,528
Freshworks, Inc., Class A *	552	8,235
Gitlab, Inc., Class A *	70	3,171
Informatica, Inc., Class A *	135	3,297
JFrog Ltd. *	184	8,051
SentinelOne, Inc., Class A *	256	4,681
Varonis Systems, Inc. *	115	5,817
Vertex, Inc., Class A *	199	7,038
Workiva, Inc. *	39	2,645
		89,392
Specialized REITs — 0.3%
Rayonier, Inc.	214	4,754
Specialty Retail — 2.6%
Arhaus, Inc. *	320	2,774
Floor & Decor Holdings, Inc., Class A *	46	3,478
Group 1 Automotive, Inc.	29	12,689
Lithia Motors, Inc., Class A	21	7,289
Urban Outfitters, Inc. *	93	6,742
Warby Parker, Inc., Class A *	224	4,907
		37,879
Technology Hardware, Storage & Peripherals — 0.3%
IonQ, Inc. * (a)	103	4,422
Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc.	116	7,684
Wolverine World Wide, Inc.	338	6,104
		13,788
Trading Companies & Distributors — 2.9%
Air Lease Corp.	76	4,437
Applied Industrial Technologies, Inc.	62	14,390
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Small Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — continued
FTAI Aviation Ltd.	14	1,659
McGrath RentCorp	58	6,693
Rush Enterprises, Inc., Class A	138	7,116
WESCO International, Inc.	49	9,106
		43,401
Water Utilities — 0.4%
American States Water Co.	85	6,536
Total Common Stocks (Cost $1,227,820)		1,446,915
Short-Term Investments — 4.3%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $33,559)	33,555	33,561
Investment of Cash Collateral from Securities Loaned — 2.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $29,338)	29,338	29,338
Total Short-Term Investments (Cost $62,897)		62,899
Total Investments — 102.0% (Cost $1,290,717)		1,509,814
Liabilities in Excess of Other Assets — (2.0)%		(29,202)
NET ASSETS — 100.0%		1,480,612

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $29,596.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	5

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.8%
Aerospace & Defense — 1.8%
Karman Holdings, Inc. * (a)	251	12,635
Loar Holdings, Inc. * (a)	165	14,209
Woodward, Inc.	177	43,380
		70,224
Automobile Components — 0.7%
Gentex Corp.	1,196	26,304
Modine Manufacturing Co. *	16	1,584
		27,888
Banks — 10.3%
BankUnited, Inc.	1,234	43,932
Commerce Bancshares, Inc.	653	40,573
Cullen/Frost Bankers, Inc.	372	47,784
First Financial Bancorp	1,646	39,925
First Hawaiian, Inc.	1,692	42,221
First Horizon Corp.	951	20,171
First Interstate BancSystem, Inc., Class A	1,228	35,404
ServisFirst Bancshares, Inc.	429	33,291
Wintrust Financial Corp.	426	52,775
WSFS Financial Corp.	708	38,928
		395,004
Beverages — 1.1%
Primo Brands Corp.	1,473	43,628
Building Products — 5.2%
AAON, Inc.	445	32,815
Fortune Brands Innovations, Inc.	321	16,521
Hayward Holdings, Inc. *	4,490	61,955
Janus International Group, Inc. *	4,291	34,928
Simpson Manufacturing Co., Inc.	334	51,950
		198,169
Capital Markets — 5.3%
Evercore, Inc., Class A	194	52,324
MarketAxess Holdings, Inc.	200	44,644
Moelis & Co., Class A	337	21,013
Morningstar, Inc.	114	35,743
StepStone Group, Inc., Class A	854	47,432
		201,156
Chemicals — 5.0%
Axalta Coating Systems Ltd. *	1,405	41,732
Balchem Corp.	196	31,137
Element Solutions, Inc.	2,046	46,341
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — continued
Perimeter Solutions, Inc. *	2,181	30,362
Quaker Chemical Corp.	369	41,264
		190,836
Commercial Services & Supplies — 4.5%
Casella Waste Systems, Inc., Class A *	479	55,235
Driven Brands Holdings, Inc. *	1,795	31,524
MSA Safety, Inc.	468	78,433
UniFirst Corp.	41	7,667
		172,859
Construction & Engineering — 1.9%
WillScot Holdings Corp.	2,596	71,139
Construction Materials — 1.2%
Eagle Materials, Inc.	228	46,092
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc. *	80	8,574
Casey's General Stores, Inc.	15	7,570
Performance Food Group Co. *	773	67,648
		83,792
Containers & Packaging — 0.9%
AptarGroup, Inc.	229	35,811
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions, Inc. *	449	55,466
Electric Utilities — 1.0%
Portland General Electric Co.	962	39,081
Electronic Equipment, Instruments & Components — 3.3%
Badger Meter, Inc.	148	36,223
Fabrinet (Thailand) *	131	38,457
Novanta, Inc. *	401	51,720
		126,400
Energy Equipment & Services — 1.5%
Cactus, Inc., Class A	879	38,457
Flowco Holdings, Inc., Class A	1,167	20,781
		59,238
Financial Services — 0.9%
WEX, Inc. *	223	32,785
Food Products — 1.7%
Freshpet, Inc. *	365	24,806
Utz Brands, Inc.	3,186	39,986
		64,792
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Small Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 2.4%
Knight-Swift Transportation Holdings, Inc.	579	25,610
Landstar System, Inc.	295	41,068
Saia, Inc. *	94	25,747
		92,425
Health Care Equipment & Supplies — 2.6%
Envista Holdings Corp. *	2,496	48,767
ICU Medical, Inc. *	306	40,484
QuidelOrtho Corp. *	409	11,775
		101,026
Health Care Providers & Services — 4.5%
Chemed Corp.	85	41,208
Concentra Group Holdings Parent, Inc.	1,409	28,990
Encompass Health Corp.	515	63,199
HealthEquity, Inc. *	364	38,071
		171,468
Hotel & Resort REITs — 1.3%
Ryman Hospitality Properties, Inc.	506	49,897
Hotels, Restaurants & Leisure — 4.8%
Monarch Casino & Resort, Inc.	427	36,953
Planet Fitness, Inc., Class A *	495	54,014
Shake Shack, Inc., Class A *	135	18,978
Vail Resorts, Inc.	159	24,950
Wendy's Co. (The)	783	8,937
Wyndham Hotels & Resorts, Inc.	497	40,357
		184,189
Industrial REITs — 0.9%
EastGroup Properties, Inc.	196	32,775
Insurance — 3.7%
Baldwin Insurance Group, Inc. (The), Class A *	793	33,951
Kinsale Capital Group, Inc.	81	39,067
Oscar Health, Inc., Class A *	1,399	30,005
RLI Corp.	509	36,768
		139,791
Leisure Products — 2.0%
Acushnet Holdings Corp. (a)	518	37,706
Brunswick Corp.	679	37,543
		75,249
Life Sciences Tools & Services — 0.7%
Medpace Holdings, Inc. *	79	24,927
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 4.0%
Hillman Solutions Corp. *	4,491	32,063
Lincoln Electric Holdings, Inc.	167	34,567
RBC Bearings, Inc. *	138	53,313
Toro Co. (The)	458	32,357
		152,300
Oil, Gas & Consumable Fuels — 1.9%
DT Midstream, Inc.	326	35,788
SM Energy Co.	1,542	38,103
		73,891
Professional Services — 2.9%
First Advantage Corp. *	1,848	30,689
Paylocity Holding Corp. *	210	38,043
Verra Mobility Corp. *	1,608	40,834
		109,566
Real Estate Management & Development — 1.7%
Cushman & Wakefield plc *	5,778	63,968
Retail REITs — 0.6%
NNN REIT, Inc.	556	24,008
Semiconductors & Semiconductor Equipment — 3.7%
Allegro MicroSystems, Inc. (Japan) *	1,069	36,547
MACOM Technology Solutions Holdings, Inc. *	403	57,724
Power Integrations, Inc.	849	47,487
		141,758
Software — 3.7%
CCC Intelligent Solutions Holdings, Inc. *	3,103	29,200
Clearwater Analytics Holdings, Inc., Class A *	1,478	32,402
nCino, Inc. * (a)	715	19,996
Qualys, Inc. *	181	25,903
SPS Commerce, Inc. *	263	35,791
		143,292
Specialized REITs — 1.1%
CubeSmart	949	40,326
Specialty Retail — 0.5%
Five Below, Inc. *	141	18,556
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	174	40,430
Core & Main, Inc., Class A *	1,105	66,671
		107,101
Total Common Stocks (Cost $2,550,177)		3,660,873
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	7

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.3%
Investment Companies — 4.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $178,275)	178,249	178,285
Investment of Cash Collateral from Securities Loaned — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $62,215)	62,215	62,215
Total Short-Term Investments (Cost $240,490)		240,500
Total Investments — 102.1% (Cost $2,790,667)		3,901,373
Liabilities in Excess of Other Assets — (2.1)%		(78,584)
NET ASSETS — 100.0%		3,822,789

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $60,311.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Small Cap Funds	June 30, 2025

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 3.8%
AeroVironment, Inc. *	198	56,246
Hexcel Corp.	284	16,040
Karman Holdings, Inc. * (a)	673	33,906
Rocket Lab Corp. * (a)	478	17,104
		123,296
Automobile Components — 2.7%
LCI Industries	289	26,392
Modine Manufacturing Co. *	423	41,655
Visteon Corp. *	215	20,049
		88,096
Banks — 1.6%
Ameris Bancorp	357	23,085
Pinnacle Financial Partners, Inc.	268	29,651
		52,736
Biotechnology — 12.7%
Agios Pharmaceuticals, Inc. *	271	9,029
Alkermes plc *	890	25,455
Apogee Therapeutics, Inc. *	631	27,386
Arcellx, Inc. *	470	30,971
Biohaven Ltd. *	787	11,111
Caris Life Sciences, Inc. * (a)	533	14,250
Cytokinetics, Inc. *	478	15,777
Disc Medicine, Inc. *	472	24,973
Dyne Therapeutics, Inc. *	1,446	13,766
Insmed, Inc. *	303	30,527
Newamsterdam Pharma Co. NV (Netherlands) *	836	15,139
Nuvalent, Inc., Class A *	204	15,563
REGENXBIO, Inc. *	1,987	16,314
Relay Therapeutics, Inc. *	2,205	7,629
Revolution Medicines, Inc. *	558	20,537
Rhythm Pharmaceuticals, Inc. *	383	24,176
Sionna Therapeutics, Inc. * (a)	1,276	22,131
Twist Bioscience Corp. *	525	19,311
Ultragenyx Pharmaceutical, Inc. *	360	13,085
uniQure NV (Netherlands) *	892	12,434
Vaxcyte, Inc. *	445	14,463
Viking Therapeutics, Inc. * (a)	316	8,373
Xenon Pharmaceuticals, Inc. (Canada) *	543	17,008
		409,408
INVESTMENTS	SHARES (000)	VALUE ($000)

Broadline Retail — 1.0%
Global-e Online Ltd. (Israel) *	377	12,630
Ollie's Bargain Outlet Holdings, Inc. *	142	18,728
		31,358
Building Products — 2.4%
AAON, Inc.	289	21,302
AZEK Co., Inc. (The) *	433	23,526
Simpson Manufacturing Co., Inc.	218	33,956
		78,784
Capital Markets — 2.8%
Evercore, Inc., Class A	89	23,929
Hamilton Lane, Inc., Class A	80	11,357
Piper Sandler Cos.	137	38,139
StoneX Group, Inc. *	188	17,190
		90,615
Commercial Services & Supplies — 3.9%
ACV Auctions, Inc., Class A *	1,872	30,367
Casella Waste Systems, Inc., Class A *	489	56,399
MSA Safety, Inc.	243	40,779
		127,545
Communications Equipment — 0.8%
Ciena Corp. *	306	24,877
Construction & Engineering — 1.3%
MasTec, Inc. *	71	12,047
Valmont Industries, Inc.	89	29,044
		41,091
Construction Materials — 0.9%
Eagle Materials, Inc.	147	29,718
Consumer Finance — 0.4%
Upstart Holdings, Inc. * (a)	194	12,521
Consumer Staples Distribution & Retail — 1.4%
Chefs' Warehouse, Inc. (The) *	685	43,704
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc. *	222	27,468
Electrical Equipment — 1.9%
NEXTracker, Inc., Class A *	753	40,976
Vicor Corp. *	456	20,677
		61,653
Electronic Equipment, Instruments & Components — 2.9%
Fabrinet (Thailand) *	184	54,165
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	9

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Ingram Micro Holding Corp. (a)	906	18,885
Littelfuse, Inc.	92	20,878
		93,928
Energy Equipment & Services — 1.8%
Cactus, Inc., Class A	589	25,760
TechnipFMC plc (United Kingdom)	941	32,388
		58,148
Financial Services — 1.4%
PennyMac Financial Services, Inc.	275	27,457
Remitly Global, Inc. *	937	17,584
		45,041
Food Products — 1.1%
Freshpet, Inc. *	225	15,258
Utz Brands, Inc.	1,539	19,315
		34,573
Ground Transportation — 0.6%
Saia, Inc. *	66	18,159
Health Care Equipment & Supplies — 5.7%
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	209	8,920
Glaukos Corp. *	271	28,034
Integer Holdings Corp. *	155	19,072
iRhythm Technologies, Inc. *	222	34,235
Lantheus Holdings, Inc. *	334	27,327
Merit Medical Systems, Inc. *	285	26,619
PROCEPT BioRobotics Corp. *	297	17,104
TransMedics Group, Inc. * (a)	160	21,367
		182,678
Health Care Providers & Services — 1.5%
HealthEquity, Inc. *	148	15,513
Hims & Hers Health, Inc. * (a)	93	4,638
Hinge Health, Inc., Class A * (a)	398	20,578
PACS Group, Inc. *	646	8,347
		49,076
Health Care Technology — 1.2%
Evolent Health, Inc., Class A *	1,511	17,011
Waystar Holding Corp. *	503	20,572
		37,583
Hotels, Restaurants & Leisure — 5.5%
Boyd Gaming Corp.	481	37,649
First Watch Restaurant Group, Inc. *	1,254	20,111
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Life Time Group Holdings, Inc. *	1,049	31,806
Planet Fitness, Inc., Class A *	280	30,511
Six Flags Entertainment Corp. * (a)	817	24,865
Sportradar Group AG, Class A (Switzerland) *	375	10,531
Wyndham Hotels & Resorts, Inc.	292	23,752
		179,225
Industrial REITs — 0.7%
Terreno Realty Corp.	405	22,716
Insurance — 0.4%
Oscar Health, Inc., Class A *	590	12,643
IT Services — 0.5%
DigitalOcean Holdings, Inc. *	589	16,831
Machinery — 5.7%
Chart Industries, Inc. *	210	34,645
Esab Corp.	360	43,372
ITT, Inc.	188	29,476
JBT Marel Corp.	217	26,137
SPX Technologies, Inc. *	300	50,277
		183,907
Oil, Gas & Consumable Fuels — 1.3%
Gulfport Energy Corp. *	85	17,037
Matador Resources Co.	491	23,424
		40,461
Professional Services — 4.0%
CBIZ, Inc. *	494	35,404
ExlService Holdings, Inc. *	430	18,810
UL Solutions, Inc., Class A	400	29,170
Verra Mobility Corp. *	1,831	46,493
		129,877
Semiconductors & Semiconductor Equipment — 5.1%
Allegro MicroSystems, Inc. (Japan) *	1,072	36,643
Credo Technology Group Holding Ltd. *	485	44,882
MACOM Technology Solutions Holdings, Inc. *	142	20,354
MKS, Inc.	113	11,284
Onto Innovation, Inc. *	141	14,187
Rambus, Inc. *	577	36,975
		164,325
Software — 12.3%
Agilysys, Inc. *	161	18,502
Alkami Technology, Inc. *	637	19,207
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Small Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
BlackLine, Inc. *	725	41,051
Box, Inc., Class A *	818	27,963
Braze, Inc., Class A *	556	15,630
Clear Secure, Inc., Class A	595	16,524
Clearwater Analytics Holdings, Inc., Class A *	1,495	32,781
Confluent, Inc., Class A *	1,120	27,909
D-Wave Quantum, Inc. (Canada) *	464	6,787
Freshworks, Inc., Class A *	2,453	36,577
Gitlab, Inc., Class A *	312	14,086
Informatica, Inc., Class A *	601	14,645
JFrog Ltd. *	815	35,759
SentinelOne, Inc., Class A *	1,138	20,793
Varonis Systems, Inc. *	509	25,839
Vertex, Inc., Class A *	885	31,263
Workiva, Inc. *	172	11,746
		397,062
Specialty Retail — 2.5%
Arhaus, Inc. *	1,421	12,321
Floor & Decor Holdings, Inc., Class A *	203	15,451
Lithia Motors, Inc., Class A	96	32,376
Warby Parker, Inc., Class A *	994	21,798
		81,946
Technology Hardware, Storage & Peripherals — 0.6%
IonQ, Inc. * (a)	457	19,641
Textiles, Apparel & Luxury Goods — 0.8%
Wolverine World Wide, Inc.	1,500	27,112
Trading Companies & Distributors — 4.0%
Air Lease Corp.	337	19,710
Applied Industrial Technologies, Inc.	134	31,074
FTAI Aviation Ltd.	64	7,363
Rush Enterprises, Inc., Class A	614	31,608
WESCO International, Inc.	218	40,448
		130,203
Total Common Stocks (Cost $2,637,152)		3,168,005
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.8%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $76,108)	76,096	76,111
Investment of Cash Collateral from Securities Loaned — 3.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $112,363)	112,363	112,363
Total Short-Term Investments (Cost $188,471)		188,474
Total Investments — 103.8% (Cost $2,825,623)		3,356,479
Liabilities in Excess of Other Assets — (3.8)%		(123,426)
NET ASSETS — 100.0%		3,233,053

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $114,322.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	11

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Aerospace & Defense — 0.3%
StandardAero, Inc. *	48	1,527
V2X, Inc. *	48	2,302
		3,829
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	183	1,112
Automobile Components — 2.4%
Adient plc *	293	5,710
Dana, Inc.	311	5,333
Garrett Motion, Inc. (Switzerland)	230	2,413
Goodyear Tire & Rubber Co. (The) *	532	5,520
Modine Manufacturing Co. *	53	5,200
Phinia, Inc.	83	3,705
		27,881
Banks — 19.1%
1st Source Corp.	14	900
Amalgamated Financial Corp.	52	1,611
Amerant Bancorp, Inc.	28	519
Ameris Bancorp	114	7,397
Associated Banc-Corp.	25	620
Atlantic Union Bankshares Corp.	32	1,008
Axos Financial, Inc. *	56	4,295
Banc of California, Inc.	333	4,681
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	188	8,323
BankUnited, Inc.	101	3,589
Banner Corp.	16	1,009
BayCom Corp.	10	265
Bridgewater Bancshares, Inc. *	16	260
Brookline Bancorp, Inc.	136	1,434
Burke & Herbert Financial Services Corp.	12	717
Business First Bancshares, Inc.	103	2,534
Byline Bancorp, Inc.	144	3,863
Cadence Bank	40	1,274
Capital City Bank Group, Inc.	20	781
Capitol Federal Financial, Inc.	192	1,169
Central Pacific Financial Corp.	59	1,659
ChoiceOne Financial Services, Inc.	16	451
CNB Financial Corp.	45	1,019
Community Trust Bancorp, Inc.	19	983
ConnectOne Bancorp, Inc.	235	5,448
Customers Bancorp, Inc. *	126	7,430
CVB Financial Corp.	55	1,092
Dime Community Bancshares, Inc.	32	872
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
Eastern Bankshares, Inc.	418	6,384
Enterprise Financial Services Corp.	144	7,931
Equity Bancshares, Inc., Class A	131	5,338
FB Financial Corp.	20	906
Financial Institutions, Inc.	90	2,320
First BanCorp (Puerto Rico)	220	4,584
First Busey Corp.	24	556
First Commonwealth Financial Corp.	24	385
First Financial Corp.	45	2,417
First Interstate BancSystem, Inc., Class A	26	756
First Merchants Corp.	126	4,823
First Mid Bancshares, Inc.	87	3,258
Hancock Whitney Corp.	79	4,510
Hanmi Financial Corp.	98	2,411
HBT Financial, Inc.	11	282
Heritage Commerce Corp.	469	4,655
Hilltop Holdings, Inc.	143	4,337
Home BancShares, Inc.	80	2,291
HomeTrust Bancshares, Inc.	32	1,209
Independent Bank Corp.	48	3,002
Mercantile Bank Corp.	34	1,559
Metropolitan Bank Holding Corp. *	40	2,797
Mid Penn Bancorp, Inc.	13	367
Midland States Bancorp, Inc.	22	374
MidWestOne Financial Group, Inc.	39	1,131
National Bank Holdings Corp., Class A	20	739
Nicolet Bankshares, Inc. (a)	1	85
Northrim BanCorp, Inc.	11	1,046
OceanFirst Financial Corp.	268	4,715
OFG Bancorp (Puerto Rico)	120	5,128
Old National Bancorp	507	10,812
Old Second Bancorp, Inc.	290	5,141
Origin Bancorp, Inc.	44	1,579
Orrstown Financial Services, Inc.	16	514
Pathward Financial, Inc.	73	5,789
Peapack-Gladstone Financial Corp.	44	1,235
Pinnacle Financial Partners, Inc.	5	585
QCR Holdings, Inc.	101	6,840
Renasant Corp.	122	4,396
Seacoast Banking Corp. of Florida	120	3,308
Sierra Bancorp	19	572
SmartFinancial, Inc.	16	541
South Plains Financial, Inc.	91	3,290
Southern Missouri Bancorp, Inc.	15	830
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Small Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Southside Bancshares, Inc.	61	1,789
SouthState Corp.	33	2,995
Texas Capital Bancshares, Inc. *	45	3,537
Towne Bank	67	2,287
TriCo Bancshares	43	1,757
Trustmark Corp.	21	768
UMB Financial Corp.	52	5,465
United Bankshares, Inc.	63	2,291
United Community Banks, Inc.	17	496
Unity Bancorp, Inc.	4	203
Univest Financial Corp.	30	907
Veritex Holdings, Inc.	165	4,308
WesBanco, Inc.	105	3,314
Wintrust Financial Corp.	22	2,764
WSFS Financial Corp.	40	2,191
		226,003
Beverages — 0.3%
MGP Ingredients, Inc.	64	1,930
Primo Brands Corp.	42	1,238
		3,168
Biotechnology — 3.4%
Akebia Therapeutics, Inc. *	607	2,208
Akero Therapeutics, Inc. *	31	1,654
Aurinia Pharmaceuticals, Inc. (Canada) *	159	1,348
Avidity Biosciences, Inc. *	25	699
Beam Therapeutics, Inc. * (a)	153	2,610
Biohaven Ltd. *	4	55
Celldex Therapeutics, Inc. *	58	1,180
Compass Therapeutics, Inc. * (a)	1,312	3,410
Cytokinetics, Inc. *	50	1,644
Denali Therapeutics, Inc. *	39	549
Dynavax Technologies Corp. *	284	2,819
Enanta Pharmaceuticals, Inc. *	76	575
Erasca, Inc. *	809	1,027
Intellia Therapeutics, Inc. *	78	730
iTeos Therapeutics, Inc. *	371	3,699
ORIC Pharmaceuticals, Inc. *	374	3,797
PTC Therapeutics, Inc. *	51	2,503
Relay Therapeutics, Inc. *	268	927
Syndax Pharmaceuticals, Inc. *	124	1,162
Travere Therapeutics, Inc. *	167	2,468
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Viridian Therapeutics, Inc. *	147	2,058
Zymeworks, Inc. *	258	3,243
		40,365
Building Products — 1.6%
Apogee Enterprises, Inc.	65	2,653
Gibraltar Industries, Inc. *	5	319
Griffon Corp.	84	6,047
Resideo Technologies, Inc. *	275	6,060
UFP Industries, Inc.	40	4,021
		19,100
Capital Markets — 0.9%
BGC Group, Inc., Class A	458	4,691
DigitalBridge Group, Inc.	119	1,229
StoneX Group, Inc. *	26	2,346
Virtus Investment Partners, Inc.	11	1,945
		10,211
Chemicals — 1.7%
AdvanSix, Inc.	8	190
Avient Corp.	66	2,140
Ecovyst, Inc. *	44	363
HB Fuller Co.	100	6,020
Innospec, Inc.	35	2,924
Minerals Technologies, Inc.	22	1,199
Perimeter Solutions, Inc. *	451	6,277
Tronox Holdings plc	83	419
		19,532
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	173	8,172
ACCO Brands Corp.	87	312
Healthcare Services Group, Inc. *	189	2,830
MillerKnoll, Inc.	138	2,682
Steelcase, Inc., Class A	210	2,192
		16,188
Communications Equipment — 0.6%
Extreme Networks, Inc. *	219	3,924
NETGEAR, Inc. *	129	3,748
		7,672
Construction & Engineering — 1.8%
API Group Corp. *	41	2,118
Arcosa, Inc.	47	4,047
Fluor Corp. *	82	4,184
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	13

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — continued
MYR Group, Inc. *	34	6,255
Tutor Perini Corp. *	93	4,340
		20,944
Consumer Finance — 1.0%
Atlanticus Holdings Corp. *	6	326
Enova International, Inc. *	52	5,848
LendingClub Corp. *	98	1,175
Navient Corp.	156	2,206
Nelnet, Inc., Class A	18	2,134
		11,689
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The)	26	971
SpartanNash Co.	30	795
		1,766
Containers & Packaging — 0.7%
Greif, Inc., Class A	69	4,515
O-I Glass, Inc. *	279	4,110
		8,625
Distributors — 0.2%
GigaCloud Technology, Inc., Class A (Hong Kong) * (a)	128	2,526
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc. *	15	1,934
KinderCare Learning Cos., Inc. *	286	2,884
Laureate Education, Inc., Class A *	145	3,384
Mister Car Wash, Inc. *	227	1,366
Perdoceo Education Corp.	21	699
Strategic Education, Inc.	33	2,840
		13,107
Diversified REITs — 1.7%
Alexander & Baldwin, Inc.	290	5,173
American Assets Trust, Inc.	74	1,453
Armada Hoffler Properties, Inc.	62	425
Broadstone Net Lease, Inc.	452	7,258
Essential Properties Realty Trust, Inc.	182	5,819
		20,128
Diversified Telecommunication Services — 0.5%
Lumen Technologies, Inc. *	1,309	5,732
Electric Utilities — 1.3%
Genie Energy Ltd., Class B	50	1,341
IDACORP, Inc.	48	5,611
INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — continued
Otter Tail Corp.	14	1,077
Portland General Electric Co.	177	7,188
		15,217
Electrical Equipment — 1.1%
Atkore, Inc.	71	5,026
EnerSys	64	5,464
Sunrun, Inc. * (a)	82	669
Thermon Group Holdings, Inc. *	51	1,438
		12,597
Electronic Equipment, Instruments & Components — 3.7%
Benchmark Electronics, Inc.	69	2,675
CTS Corp.	13	565
Daktronics, Inc. *	144	2,172
Knowles Corp. *	372	6,557
Mirion Technologies, Inc. *	217	4,677
nLight, Inc. *	178	3,512
Plexus Corp. *	19	2,506
Sanmina Corp. *	103	10,126
TTM Technologies, Inc. *	162	6,605
Vishay Intertechnology, Inc.	113	1,797
Vishay Precision Group, Inc. *	78	2,186
		43,378
Energy Equipment & Services — 1.9%
Bristow Group, Inc. *	75	2,467
DMC Global, Inc. *	56	451
Expro Group Holdings NV *	84	722
Forum Energy Technologies, Inc. *	57	1,107
Helix Energy Solutions Group, Inc. *	60	377
Helmerich & Payne, Inc.	66	1,007
Liberty Energy, Inc.	388	4,457
Mammoth Energy Services, Inc. *	109	305
Noble Corp. plc	42	1,124
Oil States International, Inc. *	336	1,803
Patterson-UTI Energy, Inc.	432	2,559
ProPetro Holding Corp. *	316	1,884
Ranger Energy Services, Inc., Class A	143	1,704
Select Water Solutions, Inc.	260	2,242
		22,209
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Small Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A * (a)	510	1,581
Cinemark Holdings, Inc.	21	636
		2,217
Financial Services — 3.9%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	55	2,221
Burford Capital Ltd.	227	3,240
Compass Diversified Holdings	60	379
Enact Holdings, Inc.	90	3,328
Essent Group Ltd.	131	7,949
HA Sustainable Infrastructure Capital, Inc.	126	3,394
Jackson Financial, Inc., Class A	91	8,064
Merchants Bancorp	70	2,318
Mr. Cooper Group, Inc. *	21	3,170
NMI Holdings, Inc., Class A *	118	4,986
PennyMac Financial Services, Inc.	36	3,566
Radian Group, Inc.	96	3,436
		46,051
Food Products — 0.7%
Cal-Maine Foods, Inc.	12	1,235
Dole plc	257	3,599
Fresh Del Monte Produce, Inc.	55	1,765
TreeHouse Foods, Inc. *	49	951
Utz Brands, Inc.	85	1,063
		8,613
Gas Utilities — 1.9%
Chesapeake Utilities Corp.	28	3,333
New Jersey Resources Corp.	79	3,551
Southwest Gas Holdings, Inc.	171	12,718
Spire, Inc.	34	2,504
		22,106
Ground Transportation — 0.2%
ArcBest Corp.	32	2,493
Health Care Equipment & Supplies — 1.1%
Alphatec Holdings, Inc. *	242	2,682
Embecta Corp.	44	422
ICU Medical, Inc. *	37	4,941
Integer Holdings Corp. *	13	1,633
Omnicell, Inc. *	83	2,444
OraSure Technologies, Inc. *	219	657
		12,779
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — 1.2%
Addus HomeCare Corp. *	21	2,387
Option Care Health, Inc. *	228	7,416
Pediatrix Medical Group, Inc. *	345	4,947
		14,750
Health Care REITs — 0.9%
American Healthcare REIT, Inc.	25	938
CareTrust REIT, Inc.	206	6,296
Community Healthcare Trust, Inc.	30	498
Sabra Health Care REIT, Inc.	189	3,486
		11,218
Health Care Technology — 0.1%
Health Catalyst, Inc. *	165	621
Hotel & Resort REITs — 1.5%
Chatham Lodging Trust	409	2,850
DiamondRock Hospitality Co.	546	4,183
RLJ Lodging Trust	137	998
Ryman Hospitality Properties, Inc.	42	4,164
Xenia Hotels & Resorts, Inc.	436	5,473
		17,668
Hotels, Restaurants & Leisure — 1.7%
Biglari Holdings, Inc., Class B *	8	2,463
BJ's Restaurants, Inc. *	32	1,446
International Game Technology plc	258	4,087
Life Time Group Holdings, Inc. *	90	2,717
Marriott Vacations Worldwide Corp.	32	2,322
Papa John's International, Inc.	31	1,497
Portillo's, Inc., Class A * (a)	161	1,877
Six Flags Entertainment Corp. *	22	659
United Parks & Resorts, Inc. * (a)	59	2,792
		19,860
Household Durables — 2.1%
Century Communities, Inc.	30	1,674
Champion Homes, Inc. *	15	917
Green Brick Partners, Inc. *	35	2,232
KB Home	52	2,772
M/I Homes, Inc. *	36	4,030
Meritage Homes Corp.	56	3,753
Taylor Morrison Home Corp. *	72	4,443
Tri Pointe Homes, Inc. *	165	5,256
		25,077
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	15

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — 0.3%
Central Garden & Pet Co., Class A *	95	2,965
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	80	2,414
Clearway Energy, Inc., Class C	17	549
		2,963
Industrial REITs — 0.6%
LXP Industrial Trust	569	4,699
Plymouth Industrial REIT, Inc.	141	2,266
		6,965
Insurance — 1.5%
CNO Financial Group, Inc.	172	6,629
Fidelis Insurance Holdings Ltd. (United Kingdom)	148	2,448
Hamilton Insurance Group Ltd., Class B (Bermuda) *	117	2,539
Heritage Insurance Holdings, Inc. *	20	505
Oscar Health, Inc., Class A *	51	1,097
RLI Corp.	21	1,486
Safety Insurance Group, Inc.	27	2,121
Selective Insurance Group, Inc.	8	735
		17,560
Interactive Media & Services — 0.1%
Cars.com, Inc. *	74	874
QuinStreet, Inc. *	20	333
Shutterstock, Inc. (a)	16	303
		1,510
IT Services — 0.9%
ASGN, Inc. *	82	4,065
BigBear.ai Holdings, Inc. * (a)	642	4,360
Unisys Corp. *	368	1,667
		10,092
Leisure Products — 0.4%
Funko, Inc., Class A *	254	1,208
Peloton Interactive, Inc., Class A *	552	3,829
		5,037
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. *	156	1,821
Cytek Biosciences, Inc. *	213	723
		2,544
Machinery — 1.4%
Blue Bird Corp. *	41	1,759
Hillenbrand, Inc.	73	1,463
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Hillman Solutions Corp. *	304	2,169
Kennametal, Inc.	104	2,396
Mueller Industries, Inc.	55	4,344
Terex Corp.	58	2,731
Titan International, Inc. *	155	1,595
		16,457
Marine Transportation — 0.8%
Costamare Bulkers Holdings Ltd. (Monaco) *	18	155
Costamare, Inc. (Monaco)	333	3,034
Matson, Inc.	55	6,119
Safe Bulkers, Inc. (Monaco)	156	565
		9,873
Media — 1.1%
AMC Networks, Inc., Class A *	67	421
Gray Media, Inc.	128	577
John Wiley & Sons, Inc., Class A	78	3,493
Magnite, Inc. *	202	4,858
Scholastic Corp.	87	1,833
Stagwell, Inc. *	338	1,522
		12,704
Metals & Mining — 2.3%
Coeur Mining, Inc. *	605	5,359
Commercial Metals Co.	154	7,517
Constellium SE *	398	5,291
Hecla Mining Co.	614	3,678
SSR Mining, Inc. (Canada) *	145	1,848
SunCoke Energy, Inc.	82	708
Warrior Met Coal, Inc.	64	2,940
		27,341
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Brightspire Capital, Inc.	611	3,086
KKR Real Estate Finance Trust, Inc.	214	1,873
Ladder Capital Corp.	781	8,395
MFA Financial, Inc.	96	905
New York Mortgage Trust, Inc.	165	1,105
Redwood Trust, Inc.	125	741
TPG RE Finance Trust, Inc.	204	1,576
		17,681
Multi-Utilities — 1.0%
Avista Corp.	17	653
Black Hills Corp.	57	3,203
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Small Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
Northwestern Energy Group, Inc.	32	1,617
Unitil Corp.	123	6,432
		11,905
Office REITs — 1.6%
City Office REIT, Inc.	70	371
COPT Defense Properties	284	7,845
Empire State Realty Trust, Inc., Class A	373	3,021
Paramount Group, Inc. *	168	1,023
Piedmont Realty Trust, Inc., Class A	424	3,094
SL Green Realty Corp.	66	4,053
		19,407
Oil, Gas & Consumable Fuels — 4.4%
Chord Energy Corp.	17	1,651
CNX Resources Corp. *	33	1,120
Core Natural Resources, Inc.	27	1,916
CVR Energy, Inc.	70	1,869
Excelerate Energy, Inc., Class A	79	2,328
Gulfport Energy Corp. *	24	4,842
International Seaways, Inc.	47	1,733
Matador Resources Co.	86	4,110
Murphy Oil Corp.	156	3,499
Ovintiv, Inc.	73	2,789
Par Pacific Holdings, Inc. *	57	1,507
PBF Energy, Inc., Class A	29	625
Peabody Energy Corp.	316	4,239
Permian Resources Corp.	265	3,604
Scorpio Tankers, Inc. (Monaco)	19	747
SM Energy Co.	103	2,544
Teekay Corp. Ltd. (Bermuda)	292	2,405
Teekay Tankers Ltd., Class A (Canada)	155	6,450
Uranium Energy Corp. * (a)	209	1,420
World Kinect Corp.	92	2,616
		52,014
Passenger Airlines — 0.4%
SkyWest, Inc. *	51	5,273
Personal Care Products — 0.2%
BellRing Brands, Inc. *	14	819
Nature's Sunshine Products, Inc. *	77	1,135
		1,954
Pharmaceuticals — 1.4%
Alumis, Inc. * (a)	164	491
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — continued
Amneal Pharmaceuticals, Inc. *	577	4,667
ANI Pharmaceuticals, Inc. *	50	3,288
Atea Pharmaceuticals, Inc. *	180	648
Indivior plc (United Kingdom) *	199	2,938
Prestige Consumer Healthcare, Inc. *	43	3,436
WaVe Life Sciences Ltd. *	227	1,476
		16,944
Professional Services — 0.6%
Alight, Inc., Class A	91	513
Barrett Business Services, Inc.	67	2,790
Heidrick & Struggles International, Inc.	43	1,967
IBEX Holdings Ltd. *	40	1,173
Korn Ferry	15	1,094
		7,537
Real Estate Management & Development — 0.3%
Cushman & Wakefield plc *	163	1,807
Newmark Group, Inc., Class A	177	2,144
		3,951
Residential REITs — 0.5%
Independence Realty Trust, Inc.	233	4,121
UMH Properties, Inc.	42	704
Veris Residential, Inc.	71	1,058
		5,883
Retail REITs — 1.7%
Agree Realty Corp.	7	490
Curbline Properties Corp.	138	3,145
InvenTrust Properties Corp.	117	3,207
Kite Realty Group Trust	256	5,813
Macerich Co. (The)	105	1,704
Phillips Edison & Co., Inc.	174	6,089
		20,448
Semiconductors & Semiconductor Equipment — 0.9%
Ambarella, Inc. *	21	1,365
Ichor Holdings Ltd. *	202	3,974
Navitas Semiconductor Corp. * (a)	325	2,132
Rigetti Computing, Inc. * (a)	214	2,535
Synaptics, Inc. *	13	846
		10,852
Software — 2.9%
Adeia, Inc.	261	3,685
Aurora Innovation, Inc. * (a)	102	535
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	17

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Cerence, Inc. *	63	645
Consensus Cloud Solutions, Inc. *	55	1,278
Digital Turbine, Inc. *	183	1,079
D-Wave Quantum, Inc. (Canada) * (a)	130	1,903
Hut 8 Corp. (Canada) * (a)	219	4,071
LiveRamp Holdings, Inc. *	160	5,298
MARA Holdings, Inc. * (a)	191	2,991
ON24, Inc. *	253	1,376
OneSpan, Inc.	152	2,533
Riot Platforms, Inc. * (a)	357	4,036
Verint Systems, Inc. *	90	1,776
Xperi, Inc. *	377	2,978
		34,184
Specialized REITs — 0.9%
Outfront Media, Inc.	71	1,166
PotlatchDeltic Corp.	239	9,154
		10,320
Specialty Retail — 2.9%
Academy Sports & Outdoors, Inc.	27	1,193
Advance Auto Parts, Inc.	48	2,227
American Eagle Outfitters, Inc.	205	1,975
Arko Corp.	274	1,159
Asbury Automotive Group, Inc. *	23	5,390
EVgo, Inc. * (a)	314	1,145
Group 1 Automotive, Inc.	9	3,820
National Vision Holdings, Inc. *	128	2,944
RealReal, Inc. (The) *	351	1,681
Signet Jewelers Ltd.	39	3,124
Sonic Automotive, Inc., Class A	32	2,602
Urban Outfitters, Inc. *	63	4,564
Victoria's Secret & Co. * (a)	126	2,341
		34,165
Technology Hardware, Storage & Peripherals — 0.0% ^
Immersion Corp. (a)	36	282
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd. *	334	5,911
G-III Apparel Group Ltd. *	115	2,585
		8,496
Trading Companies & Distributors — 2.0%
BlueLinx Holdings, Inc. *	13	973
Boise Cascade Co.	37	3,187
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — continued
DNOW, Inc. *	314	4,656
GATX Corp.	15	2,247
Hudson Technologies, Inc. *	70	571
MRC Global, Inc. *	228	3,129
Rush Enterprises, Inc., Class A	87	4,473
WESCO International, Inc.	26	4,838
		24,074
Water Utilities — 0.7%
American States Water Co.	23	1,770
Consolidated Water Co. Ltd., Class D	237	7,099
		8,869
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	52	929
Telephone and Data Systems, Inc.	42	1,485
		2,414
Total Common Stocks (Cost $1,004,053)		1,149,096
Short-Term Investments — 7.3%
Investment Companies — 5.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $58,556)	58,546	58,558
Investment of Cash Collateral from Securities Loaned — 2.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $27,391)	27,391	27,391
Total Short-Term Investments (Cost $85,947)		85,949
Total Investments — 104.4% (Cost $1,090,000)		1,235,045
Liabilities in Excess of Other Assets — (4.4)%		(51,905)
NET ASSETS — 100.0%		1,183,140

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Small Cap Funds	June 30, 2025

(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $27,627.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	297	09/19/2025	USD	32,535	872

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	19

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%
Aerospace & Defense — 1.2%
Karman Holdings, Inc. * (a)	26	1,328
Loar Holdings, Inc. *	12	1,019
Woodward, Inc.	7	1,726
		4,073
Automobile Components — 0.7%
Gentex Corp.	99	2,189
Banks — 6.6%
Commerce Bancshares, Inc.	47	2,900
Cullen/Frost Bankers, Inc.	26	3,325
First Horizon Corp.	229	4,866
First Interstate BancSystem, Inc., Class A	48	1,385
ServisFirst Bancshares, Inc.	30	2,327
Wintrust Financial Corp.	32	3,936
WSFS Financial Corp.	59	3,252
		21,991
Beverages — 1.1%
Primo Brands Corp.	129	3,832
Building Products — 6.6%
AAON, Inc.	39	2,851
Fortune Brands Innovations, Inc.	60	3,084
Hayward Holdings, Inc. *	432	5,956
Janus International Group, Inc. *	259	2,108
Lennox International, Inc.	7	4,219
Simpson Manufacturing Co., Inc.	25	3,981
		22,199
Capital Markets — 8.4%
Cboe Global Markets, Inc.	11	2,678
Evercore, Inc., Class A	15	4,208
FactSet Research Systems, Inc.	8	3,699
LPL Financial Holdings, Inc.	9	3,265
MarketAxess Holdings, Inc.	17	3,795
Moelis & Co., Class A	28	1,719
Morningstar, Inc.	15	4,728
StepStone Group, Inc., Class A	74	4,096
		28,188
Chemicals — 2.2%
Axalta Coating Systems Ltd. *	115	3,427
Perimeter Solutions, Inc. *	117	1,625
Quaker Chemical Corp.	20	2,183
		7,235
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — 5.0%
Driven Brands Holdings, Inc. *	150	2,638
MSA Safety, Inc.	40	6,791
RB Global, Inc. (Canada)	33	3,458
Waste Connections, Inc.	20	3,727
		16,614
Construction & Engineering — 1.7%
WillScot Holdings Corp.	207	5,678
Construction Materials — 1.3%
Eagle Materials, Inc.	22	4,450
Consumer Staples Distribution & Retail — 3.4%
BJ's Wholesale Club Holdings, Inc. *	21	2,281
Casey's General Stores, Inc.	4	2,141
Maplebear, Inc. *	24	1,069
Performance Food Group Co. *	66	5,824
		11,315
Containers & Packaging — 0.8%
AptarGroup, Inc.	16	2,521
Distributors — 1.7%
LKQ Corp.	75	2,757
Pool Corp.	10	2,980
		5,737
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc. *	34	4,172
Electrical Equipment — 0.9%
nVent Electric plc	43	3,151
Electronic Equipment, Instruments & Components — 0.8%
Novanta, Inc. *	20	2,566
Energy Equipment & Services — 1.6%
Cactus, Inc., Class A	74	3,241
Flowco Holdings, Inc., Class A	111	1,976
		5,217
Financial Services — 0.9%
Jack Henry & Associates, Inc.	17	3,011
Food Products — 0.9%
Utz Brands, Inc.	246	3,089
Gas Utilities — 1.0%
Atmos Energy Corp.	23	3,484
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Small Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.9%
Landstar System, Inc.	23	3,207
Saia, Inc. *	12	3,160
		6,367
Health Care Equipment & Supplies — 3.4%
Envista Holdings Corp. *	229	4,481
ICU Medical, Inc. *	21	2,840
QuidelOrtho Corp. *	14	400
STERIS plc	16	3,737
		11,458
Health Care Providers & Services — 4.5%
Chemed Corp.	6	3,041
Concentra Group Holdings Parent, Inc.	116	2,392
Encompass Health Corp.	31	3,780
HealthEquity, Inc. *	22	2,343
Molina Healthcare, Inc. *	12	3,529
		15,085
Health Care Technology — 0.4%
Doximity, Inc., Class A *	23	1,443
Hotel & Resort REITs — 1.2%
Ryman Hospitality Properties, Inc.	40	3,906
Hotels, Restaurants & Leisure — 4.5%
Domino's Pizza, Inc.	7	3,182
Planet Fitness, Inc., Class A *	40	4,381
Shake Shack, Inc., Class A *	13	1,814
Vail Resorts, Inc.	13	2,062
Wyndham Hotels & Resorts, Inc.	46	3,702
		15,141
Industrial REITs — 0.7%
EastGroup Properties, Inc.	15	2,456
Insurance — 2.6%
Brown & Brown, Inc.	24	2,692
Kinsale Capital Group, Inc.	7	3,301
RLI Corp.	39	2,787
		8,780
Leisure Products — 0.8%
Brunswick Corp.	46	2,553
Life Sciences Tools & Services — 0.9%
Medpace Holdings, Inc. *	10	3,092
Machinery — 5.8%
Hillman Solutions Corp. *	347	2,480
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
IDEX Corp.	22	3,966
Lincoln Electric Holdings, Inc.	20	4,087
Nordson Corp.	15	3,180
RBC Bearings, Inc. *	9	3,335
Toro Co. (The)	32	2,244
		19,292
Metals & Mining — 1.2%
Reliance, Inc.	13	4,121
Oil, Gas & Consumable Fuels — 1.9%
DT Midstream, Inc.	27	2,952
SM Energy Co.	139	3,431
		6,383
Professional Services — 4.2%
First Advantage Corp. *	89	1,475
Paylocity Holding Corp. *	22	3,943
SS&C Technologies Holdings, Inc.	40	3,369
TransUnion	59	5,204
		13,991
Real Estate Management & Development — 1.7%
Cushman & Wakefield plc *	499	5,525
Residential REITs — 0.8%
Mid-America Apartment Communities, Inc.	18	2,611
Retail REITs — 0.6%
NNN REIT, Inc.	49	2,124
Semiconductors & Semiconductor Equipment — 4.0%
Allegro MicroSystems, Inc. (Japan) *	79	2,689
Entegris, Inc.	60	4,876
MACOM Technology Solutions Holdings, Inc. *	23	3,284
Power Integrations, Inc.	43	2,378
		13,227
Software — 4.3%
Clearwater Analytics Holdings, Inc., Class A *	117	2,569
Guidewire Software, Inc. *	11	2,447
Manhattan Associates, Inc. *	14	2,687
nCino, Inc. * (a)	63	1,771
Qualys, Inc. *	17	2,472
Tyler Technologies, Inc. *	4	2,382
		14,328
Specialized REITs — 0.9%
CubeSmart	71	3,027
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	21

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 1.5%
Burlington Stores, Inc. *	15	3,449
Five Below, Inc. *	11	1,492
		4,941
Trading Companies & Distributors — 1.7%
Core & Main, Inc., Class A *	94	5,649
Total Common Stocks (Cost $263,975)		326,212
Short-Term Investments — 3.2%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $7,933)	7,932	7,933
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $2,555)	2,555	2,555
Total Short-Term Investments (Cost $10,488)		10,488
Total Investments — 100.8% (Cost $274,463)		336,700
Liabilities in Excess of Other Assets — (0.8)%		(2,543)
NET ASSETS — 100.0%		334,157

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $2,479.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Small Cap Funds	June 30, 2025

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%
Aerospace & Defense — 1.1%
Archer Aviation, Inc., Class A *	99	1,079
Moog, Inc., Class A	11	2,009
Park Aerospace Corp.	19	288
Rocket Lab Corp. *	67	2,387
StandardAero, Inc. *	34	1,074
V2X, Inc. *	61	2,946
		9,783
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	90	546
Automobile Components — 1.7%
Adient plc *	112	2,187
Dana, Inc.	173	2,964
Garrett Motion, Inc. (Switzerland)	178	1,866
Goodyear Tire & Rubber Co. (The) *	213	2,212
Modine Manufacturing Co. *	51	4,984
Phinia, Inc.	42	1,861
		16,074
Banks — 10.2%
Amalgamated Financial Corp.	16	492
Amerant Bancorp, Inc.	8	144
Ameris Bancorp	57	3,660
Associated Banc-Corp.	17	421
Atlantic Union Bankshares Corp.	11	342
Axos Financial, Inc. *	30	2,288
Banc of California, Inc.	123	1,733
Bancorp, Inc. (The) *	15	849
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	125	5,530
BankUnited, Inc.	22	782
BayCom Corp.	4	97
Bridgewater Bancshares, Inc. *	5	86
Brookline Bancorp, Inc.	29	308
Burke & Herbert Financial Services Corp.	4	257
Business First Bancshares, Inc.	43	1,048
Byline Bancorp, Inc.	60	1,604
Cadence Bank	20	626
Capital City Bank Group, Inc.	5	203
Capitol Federal Financial, Inc.	32	193
Central Pacific Financial Corp.	14	382
ChoiceOne Financial Services, Inc.	9	259
CNB Financial Corp.	27	610
ConnectOne Bancorp, Inc.	91	2,109
Customers Bancorp, Inc. *	66	3,898
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
Dime Community Bancshares, Inc.	11	302
Eastern Bankshares, Inc.	186	2,847
Enterprise Financial Services Corp.	53	2,946
Equity Bancshares, Inc., Class A	58	2,374
FB Financial Corp.	10	471
Financial Institutions, Inc.	60	1,549
First BanCorp (Puerto Rico)	119	2,474
First Financial Corp.	20	1,089
First Interstate BancSystem, Inc., Class A	8	242
First Merchants Corp.	50	1,930
First Mid Bancshares, Inc.	32	1,213
Hancock Whitney Corp.	26	1,475
Hanmi Financial Corp.	67	1,644
HBT Financial, Inc.	4	99
Heritage Commerce Corp.	185	1,835
Hilltop Holdings, Inc.	39	1,169
HomeTrust Bancshares, Inc.	5	203
Independent Bank Corp.	13	795
Mercantile Bank Corp.	27	1,246
Metropolitan Bank Holding Corp. *	18	1,253
Mid Penn Bancorp, Inc.	3	96
MidWestOne Financial Group, Inc.	21	596
Northrim BanCorp, Inc.	7	628
OceanFirst Financial Corp.	131	2,314
OFG Bancorp (Puerto Rico)	47	1,997
Old National Bancorp	172	3,660
Old Second Bancorp, Inc.	103	1,818
Origin Bancorp, Inc.	21	743
Pathward Financial, Inc.	60	4,728
Peapack-Gladstone Financial Corp.	11	320
Pinnacle Financial Partners, Inc.	3	342
QCR Holdings, Inc.	35	2,398
Renasant Corp.	38	1,367
Seacoast Banking Corp. of Florida	43	1,188
SmartFinancial, Inc.	6	197
South Plains Financial, Inc.	66	2,382
Southern Missouri Bancorp, Inc.	7	388
Southside Bancshares, Inc.	19	567
SouthState Corp.	7	622
Texas Capital Bancshares, Inc. *	15	1,179
Towne Bank	34	1,164
TriCo Bancshares	19	770
Trustmark Corp.	7	260
UMB Financial Corp.	19	1,983
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	23

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
United Bankshares, Inc.	15	548
United Community Banks, Inc.	12	369
Unity Bancorp, Inc.	12	576
Univest Financial Corp.	24	734
Veritex Holdings, Inc.	70	1,833
WesBanco, Inc.	24	761
Wintrust Financial Corp.	14	1,715
WSFS Financial Corp.	9	493
		93,813
Beverages — 0.2%
Primo Brands Corp.	28	841
Vita Coco Co., Inc. (The) *	39	1,410
		2,251
Biotechnology — 7.9%
ACADIA Pharmaceuticals, Inc. *	79	1,705
Akero Therapeutics, Inc. *	77	4,084
Alkermes plc *	113	3,234
Amicus Therapeutics, Inc. *	242	1,388
Arcutis Biotherapeutics, Inc. *	177	2,483
Avidity Biosciences, Inc. *	82	2,331
BioCryst Pharmaceuticals, Inc. *	179	1,603
Bridgebio Pharma, Inc. *	14	614
Catalyst Pharmaceuticals, Inc. *	95	2,054
Celldex Therapeutics, Inc. *	23	464
Crinetics Pharmaceuticals, Inc. *	66	1,896
Dynavax Technologies Corp. *	128	1,270
Halozyme Therapeutics, Inc. *	92	4,803
Immunome, Inc. * (a)	216	2,011
Insmed, Inc. *	55	5,502
Janux Therapeutics, Inc. *	61	1,409
Kymera Therapeutics, Inc. *	65	2,835
Madrigal Pharmaceuticals, Inc. *	11	3,465
Mirum Pharmaceuticals, Inc. *	71	3,621
OmniAb Operations, Inc. ‡ *	7	—
ORIC Pharmaceuticals, Inc. *	290	2,940
Protagonist Therapeutics, Inc. *	99	5,476
PTC Therapeutics, Inc. *	25	1,211
Revolution Medicines, Inc. *	89	3,265
Scholar Rock Holding Corp. *	79	2,800
Travere Therapeutics, Inc. *	92	1,364
Twist Bioscience Corp. *	7	259
Tyra Biosciences, Inc. * (a)	27	255
Vera Therapeutics, Inc. *	91	2,133
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Verve Therapeutics, Inc. *	339	3,808
Viking Therapeutics, Inc. * (a)	84	2,228
		72,511
Building Products — 1.2%
Apogee Enterprises, Inc.	12	489
Griffon Corp.	66	4,781
Resideo Technologies, Inc. *	92	2,023
Simpson Manufacturing Co., Inc.	4	522
UFP Industries, Inc.	32	3,210
		11,025
Capital Markets — 1.8%
Acadian Asset Management, Inc.	24	829
BGC Group, Inc., Class A	309	3,162
Cohen & Steers, Inc.	9	706
DigitalBridge Group, Inc.	62	641
Donnelley Financial Solutions, Inc. *	37	2,267
Hamilton Lane, Inc., Class A	3	443
Piper Sandler Cos.	6	1,712
StepStone Group, Inc., Class A	6	348
StoneX Group, Inc. *	39	3,595
Victory Capital Holdings, Inc., Class A	17	1,091
Virtus Investment Partners, Inc.	8	1,387
		16,181
Chemicals — 2.0%
Avient Corp.	39	1,256
Balchem Corp.	28	4,428
Cabot Corp.	19	1,448
Ecovyst, Inc. *	17	139
Hawkins, Inc.	10	1,382
HB Fuller Co.	51	3,057
Innospec, Inc.	17	1,466
Orion SA (Germany)	90	942
Perimeter Solutions, Inc. *	292	4,061
Tronox Holdings plc	43	221
		18,400
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	119	5,629
ACV Auctions, Inc., Class A *	183	2,963
Brink's Co. (The)	20	1,728
GEO Group, Inc. (The) *	24	574
MillerKnoll, Inc.	79	1,537
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Small Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
Steelcase, Inc., Class A	139	1,452
Tetra Tech, Inc.	80	2,876
		16,759
Communications Equipment — 0.9%
ADTRAN Holdings, Inc. *	133	1,194
Clearfield, Inc. *	79	3,413
CommScope Holding Co., Inc. *	130	1,075
Extreme Networks, Inc. *	52	942
NETGEAR, Inc. *	42	1,231
		7,855
Construction & Engineering — 4.5%
API Group Corp. *	123	6,264
Arcosa, Inc.	37	3,217
Construction Partners, Inc., Class A *	6	618
Dycom Industries, Inc. *	26	6,426
Fluor Corp. *	83	4,257
Granite Construction, Inc.	12	1,163
IES Holdings, Inc. *	8	2,324
Matrix Service Co. *	59	792
MYR Group, Inc. *	32	5,893
NWPX Infrastructure, Inc. *	9	354
Orion Group Holdings, Inc. *	83	750
Primoris Services Corp.	33	2,593
Sterling Infrastructure, Inc. *	23	5,216
Tutor Perini Corp. *	33	1,555
		41,422
Consumer Finance — 1.2%
Atlanticus Holdings Corp. *	1	79
Bread Financial Holdings, Inc.	16	931
Enova International, Inc. *	46	5,173
FirstCash Holdings, Inc.	7	913
LendingClub Corp. *	42	502
Navient Corp.	24	334
Nelnet, Inc., Class A	4	526
Upstart Holdings, Inc. * (a)	38	2,425
		10,883
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The)	12	448
Chefs' Warehouse, Inc. (The) *	29	1,857
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — continued
SpartanNash Co.	13	354
Sprouts Farmers Market, Inc. *	12	1,936
		4,595
Containers & Packaging — 0.4%
Greif, Inc., Class A	31	2,038
O-I Glass, Inc. *	113	1,659
		3,697
Distributors — 0.1%
GigaCloud Technology, Inc., Class A (Hong Kong) * (a)	49	975
Diversified Consumer Services — 2.1%
Adtalem Global Education, Inc. *	23	2,934
Coursera, Inc. *	267	2,341
KinderCare Learning Cos., Inc. *	203	2,047
Laureate Education, Inc., Class A *	119	2,786
Mister Car Wash, Inc. *	157	942
OneSpaWorld Holdings Ltd. (Bahamas)	104	2,115
Strategic Education, Inc.	19	1,614
Stride, Inc. *	22	3,255
Udemy, Inc. *	189	1,326
		19,360
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	147	2,618
Armada Hoffler Properties, Inc.	14	94
Broadstone Net Lease, Inc.	122	1,966
Essential Properties Realty Trust, Inc.	80	2,565
		7,243
Diversified Telecommunication Services — 0.4%
Globalstar, Inc. *	16	363
Iridium Communications, Inc.	12	371
Lumen Technologies, Inc. *	630	2,759
		3,493
Electric Utilities — 0.6%
Genie Energy Ltd., Class B	22	603
IDACORP, Inc.	28	3,185
Portland General Electric Co.	49	1,986
		5,774
Electrical Equipment — 1.2%
Atkore, Inc.	32	2,283
Bloom Energy Corp., Class A *	27	644
EnerSys	49	4,168
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	25

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Fluence Energy, Inc. * (a)	43	292
NEXTracker, Inc., Class A *	20	1,080
NuScale Power Corp. *	22	865
Sunrun, Inc. * (a)	67	547
Thermon Group Holdings, Inc. *	52	1,456
		11,335
Electronic Equipment, Instruments & Components — 2.3%
Arlo Technologies, Inc. *	273	4,627
Knowles Corp. *	109	1,923
Mirion Technologies, Inc. *	96	2,074
Plexus Corp. *	27	3,586
Sanmina Corp. *	79	7,698
ScanSource, Inc. *	29	1,232
		21,140
Energy Equipment & Services — 1.6%
Bristow Group, Inc. *	14	471
Cactus, Inc., Class A	7	291
ChampionX Corp. (a)	138	3,425
Expro Group Holdings NV *	10	85
Forum Energy Technologies, Inc. *	16	322
Liberty Energy, Inc.	212	2,438
Noble Corp. plc	34	902
Oceaneering International, Inc. *	74	1,524
Oil States International, Inc. *	222	1,192
Patterson-UTI Energy, Inc.	168	996
ProPetro Holding Corp. *	74	441
Ranger Energy Services, Inc., Class A	82	983
Select Water Solutions, Inc.	118	1,018
Weatherford International plc	16	795
		14,883
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A * (a)	256	795
Cinemark Holdings, Inc.	22	667
IMAX Corp. *	15	423
Lionsgate Studios Corp. *	69	400
Starz Entertainment Corp.	5	74
		2,359
Financial Services — 3.2%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	41	1,639
Burford Capital Ltd.	214	3,053
Compass Diversified Holdings	22	138
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — continued
Enact Holdings, Inc.	66	2,464
Essent Group Ltd.	42	2,561
EVERTEC, Inc. (Puerto Rico)	68	2,444
HA Sustainable Infrastructure Capital, Inc.	79	2,110
Jackson Financial, Inc., Class A	40	3,530
Merchants Bancorp	42	1,390
Mr. Cooper Group, Inc. *	14	2,138
NMI Holdings, Inc., Class A *	61	2,573
PennyMac Financial Services, Inc.	20	2,024
Radian Group, Inc.	26	918
Sezzle, Inc. * (a)	15	2,712
		29,694
Food Products — 1.1%
Cal-Maine Foods, Inc.	21	2,043
Dole plc	98	1,378
Fresh Del Monte Produce, Inc.	25	824
Marzetti Co. (The)	7	1,189
Simply Good Foods Co. (The) *	67	2,118
SunOpta, Inc. (Canada) *	143	827
Vital Farms, Inc. *	38	1,451
		9,830
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	18	2,219
New Jersey Resources Corp.	25	1,097
ONE Gas, Inc.	46	3,276
Southwest Gas Holdings, Inc.	49	3,667
		10,259
Ground Transportation — 0.1%
ArcBest Corp.	14	1,037
Hertz Global Holdings, Inc. *	39	268
		1,305
Health Care Equipment & Supplies — 3.8%
AtriCure, Inc. *	65	2,129
Axogen, Inc. *	83	897
Ceribell, Inc. *	113	2,124
Glaukos Corp. *	30	3,092
Inogen, Inc. *	135	952
Integra LifeSciences Holdings Corp. *	78	960
iRhythm Technologies, Inc. *	57	8,728
Lantheus Holdings, Inc. *	25	2,026
OraSure Technologies, Inc. *	494	1,482
PROCEPT BioRobotics Corp. * (a)	52	2,973
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Small Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Pulmonx Corp. *	194	503
SI-BONE, Inc. *	42	791
Sight Sciences, Inc. * (a)	16	68
TransMedics Group, Inc. *	37	4,906
Treace Medical Concepts, Inc. *	559	3,286
		34,917
Health Care Providers & Services — 2.8%
Addus HomeCare Corp. *	5	531
Brookdale Senior Living, Inc. *	215	1,498
Concentra Group Holdings Parent, Inc.	72	1,481
CorVel Corp. *	12	1,190
Enhabit, Inc. *	198	1,906
Ensign Group, Inc. (The)	25	3,929
Hims & Hers Health, Inc. * (a)	102	5,092
Hinge Health, Inc., Class A *	64	3,298
National HealthCare Corp.	7	792
NeoGenomics, Inc. *	41	299
Option Care Health, Inc. *	83	2,698
Progyny, Inc. *	120	2,652
Surgery Partners, Inc. *	16	351
		25,717
Health Care REITs — 0.5%
American Healthcare REIT, Inc.	9	315
CareTrust REIT, Inc.	93	2,845
Community Healthcare Trust, Inc.	14	238
Sabra Health Care REIT, Inc.	81	1,488
		4,886
Health Care Technology — 0.4%
Health Catalyst, Inc. *	240	904
HealthStream, Inc.	83	2,302
		3,206
Hotel & Resort REITs — 1.1%
Chatham Lodging Trust	217	1,511
DiamondRock Hospitality Co.	168	1,288
Ryman Hospitality Properties, Inc.	49	4,822
Xenia Hotels & Resorts, Inc.	178	2,238
		9,859
Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment, Inc. *	82	962
Biglari Holdings, Inc., Class B *	5	1,540
BJ's Restaurants, Inc. *	23	1,033
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Brinker International, Inc. *	16	2,863
Hilton Grand Vacations, Inc. *	19	790
International Game Technology plc	85	1,339
Jack in the Box, Inc. (a)	72	1,257
Kura Sushi USA, Inc., Class A * (a)	17	1,494
Life Time Group Holdings, Inc. *	87	2,645
Monarch Casino & Resort, Inc.	25	2,133
Papa John's International, Inc.	8	413
Portillo's, Inc., Class A * (a)	104	1,217
Sabre Corp. *	242	763
Shake Shack, Inc., Class A *	22	3,025
United Parks & Resorts, Inc. * (a)	41	1,940
		23,414
Household Durables — 1.2%
Cavco Industries, Inc. *	2	839
Century Communities, Inc.	12	691
Champion Homes, Inc. *	9	573
Green Brick Partners, Inc. *	19	1,212
KB Home	22	1,160
M/I Homes, Inc. *	9	1,034
Meritage Homes Corp.	20	1,297
Taylor Morrison Home Corp. *	23	1,423
Tri Pointe Homes, Inc. *	102	3,239
		11,468
Household Products — 0.1%
Central Garden & Pet Co., Class A *	36	1,140
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	16	468
Clearway Energy, Inc., Class C	40	1,287
		1,755
Industrial REITs — 0.3%
LXP Industrial Trust	190	1,569
Plymouth Industrial REIT, Inc.	63	1,013
		2,582
Insurance — 1.3%
CNO Financial Group, Inc.	64	2,469
Fidelis Insurance Holdings Ltd. (United Kingdom)	88	1,462
Hamilton Insurance Group Ltd., Class B (Bermuda) *	24	513
Heritage Insurance Holdings, Inc. *	10	248
Lemonade, Inc. *	17	763
Oscar Health, Inc., Class A *	110	2,359
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	27

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Palomar Holdings, Inc. *	3	461
RLI Corp.	15	1,058
Safety Insurance Group, Inc.	15	1,215
Selective Insurance Group, Inc.	12	1,071
Skyward Specialty Insurance Group, Inc. *	7	396
		12,015
Interactive Media & Services — 0.7%
Cargurus, Inc. *	73	2,448
QuinStreet, Inc. *	34	548
Shutterstock, Inc.	17	322
Yelp, Inc. *	89	3,033
		6,351
IT Services — 0.7%
ASGN, Inc. *	41	2,054
BigBear.ai Holdings, Inc. * (a)	465	3,160
Unisys Corp. *	357	1,614
		6,828
Leisure Products — 0.3%
Funko, Inc., Class A *	194	926
Peloton Interactive, Inc., Class A *	320	2,218
		3,144
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp. *	283	3,296
CryoPort, Inc. *	86	642
OmniAb, Inc. * (a)	53	93
OmniAb, Inc. ‡ *	7	—
		4,031
Machinery — 1.8%
Blue Bird Corp. *	29	1,240
Greenbrier Cos., Inc. (The)	3	119
Kennametal, Inc.	48	1,100
Mueller Industries, Inc.	62	4,942
Terex Corp.	52	2,442
Titan International, Inc. *	106	1,092
Watts Water Technologies, Inc., Class A	21	5,188
		16,123
Marine Transportation — 0.4%
Costamare, Inc. (Monaco)	149	1,358
INVESTMENTS	SHARES (000)	VALUE ($000)

Marine Transportation — continued
Matson, Inc.	19	2,082
Safe Bulkers, Inc. (Monaco)	76	275
		3,715
Media — 1.2%
AMC Networks, Inc., Class A *	12	72
Gray Media, Inc.	41	188
John Wiley & Sons, Inc., Class A	36	1,611
Magnite, Inc. *	176	4,234
PubMatic, Inc., Class A *	142	1,762
Scholastic Corp.	36	764
Stagwell, Inc. *	202	908
TechTarget, Inc. *	67	521
Thryv Holdings, Inc. *	59	722
		10,782
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc. *	7	718
Coeur Mining, Inc. *	313	2,776
Commercial Metals Co.	75	3,678
Constellium SE *	282	3,749
Hecla Mining Co.	208	1,245
Olympic Steel, Inc.	8	269
SSR Mining, Inc. (Canada) *	75	952
Warrior Met Coal, Inc.	25	1,162
		14,549
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Brightspire Capital, Inc.	178	900
Ladder Capital Corp.	350	3,764
MFA Financial, Inc.	34	317
New York Mortgage Trust, Inc.	96	644
Redwood Trust, Inc.	43	254
TPG RE Finance Trust, Inc.	68	528
		6,407
Multi-Utilities — 0.5%
Avista Corp.	7	278
Black Hills Corp.	10	552
Unitil Corp.	66	3,437
		4,267
Office REITs — 0.8%
City Office REIT, Inc.	31	167
COPT Defense Properties	140	3,858
Empire State Realty Trust, Inc., Class A	105	852
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Small Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Office REITs — continued
Piedmont Realty Trust, Inc., Class A	153	1,111
SL Green Realty Corp.	23	1,407
		7,395
Oil, Gas & Consumable Fuels — 2.8%
Chord Energy Corp.	9	843
CNX Resources Corp. *	27	924
Core Natural Resources, Inc.	7	462
CVR Energy, Inc.	23	629
Delek US Holdings, Inc.	18	386
Excelerate Energy, Inc., Class A	42	1,216
Gulfport Energy Corp. *	12	2,512
International Seaways, Inc.	14	515
Matador Resources Co.	43	2,040
Murphy Oil Corp.	62	1,391
Ovintiv, Inc.	42	1,608
Par Pacific Holdings, Inc. *	17	442
Peabody Energy Corp.	129	1,725
Permian Resources Corp.	152	2,074
Scorpio Tankers, Inc. (Monaco)	3	110
SM Energy Co.	45	1,122
Teekay Corp. Ltd. (Bermuda)	255	2,105
Teekay Tankers Ltd., Class A (Canada)	59	2,440
Uranium Energy Corp. * (a)	261	1,775
World Kinect Corp.	59	1,685
		26,004
Passenger Airlines — 0.3%
Joby Aviation, Inc. * (a)	132	1,389
SkyWest, Inc. *	16	1,704
		3,093
Personal Care Products — 0.3%
BellRing Brands, Inc. *	7	421
Nature's Sunshine Products, Inc. *	33	485
Oddity Tech Ltd., Class A (Israel) * (a)	27	2,055
		2,961
Pharmaceuticals — 0.8%
ANI Pharmaceuticals, Inc. *	20	1,332
Atea Pharmaceuticals, Inc. *	104	374
Corcept Therapeutics, Inc. *	36	2,649
Evolus, Inc. *	256	2,357
WaVe Life Sciences Ltd. *	58	377
		7,089
INVESTMENTS	SHARES (000)	VALUE ($000)

Professional Services — 2.0%
Barrett Business Services, Inc.	48	2,010
BlackSky Technology, Inc. *	74	1,527
CBIZ, Inc. *	26	1,901
ExlService Holdings, Inc. *	31	1,377
Heidrick & Struggles International, Inc.	34	1,550
IBEX Holdings Ltd. *	69	1,994
Insperity, Inc.	24	1,430
KBR, Inc.	33	1,582
Legalzoom.com, Inc. *	97	862
Planet Labs PBC *	62	376
Upwork, Inc. *	36	480
WNS Holdings Ltd. (United Kingdom) *	45	2,878
		17,967
Real Estate Management & Development — 0.3%
Cushman & Wakefield plc *	34	373
Newmark Group, Inc., Class A	121	1,469
Real Brokerage, Inc. (The) (Canada) *	212	956
		2,798
Residential REITs — 0.2%
Independence Realty Trust, Inc.	84	1,487
UMH Properties, Inc.	17	288
Veris Residential, Inc.	21	308
		2,083
Retail REITs — 0.8%
Curbline Properties Corp.	48	1,105
InvenTrust Properties Corp.	55	1,512
Kite Realty Group Trust	67	1,505
Phillips Edison & Co., Inc.	98	3,443
		7,565
Semiconductors & Semiconductor Equipment — 3.0%
Alpha & Omega Semiconductor Ltd. *	16	410
Ambarella, Inc. *	15	990
Axcelis Technologies, Inc. *	5	355
Credo Technology Group Holding Ltd. *	84	7,811
FormFactor, Inc. *	59	2,042
MaxLinear, Inc. *	25	357
Navitas Semiconductor Corp. * (a)	246	1,611
NVE Corp.	20	1,478
Onto Innovation, Inc. *	11	1,083
Penguin Solutions, Inc. *	63	1,245
Rambus, Inc. *	106	6,764
Rigetti Computing, Inc. * (a)	155	1,837
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	29

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Semtech Corp. *	22	981
Ultra Clean Holdings, Inc. *	15	346
		27,310
Software — 6.3%
A10 Networks, Inc.	22	424
Agilysys, Inc. *	14	1,575
Appian Corp., Class A *	39	1,169
Asana, Inc., Class A *	88	1,182
Aurora Innovation, Inc. * (a)	62	324
BlackLine, Inc. *	27	1,524
Box, Inc., Class A *	106	3,630
Braze, Inc., Class A *	29	823
Cipher Mining, Inc. * (a)	790	3,774
Cleanspark, Inc. * (a)	25	271
Clearwater Analytics Holdings, Inc., Class A *	135	2,967
Commvault Systems, Inc. *	13	2,319
Consensus Cloud Solutions, Inc. *	77	1,766
Core Scientific, Inc. * (a)	241	4,120
Digital Turbine, Inc. *	132	782
D-Wave Quantum, Inc. (Canada) * (a)	98	1,434
Freshworks, Inc., Class A *	181	2,704
Hut 8 Corp. (Canada) * (a)	23	438
InterDigital, Inc. (a)	21	4,641
LiveRamp Holdings, Inc. *	52	1,712
MARA Holdings, Inc. * (a)	191	2,997
ON24, Inc. *	366	1,986
Onestream, Inc. *	11	318
Ooma, Inc. *	122	1,569
Pagaya Technologies Ltd., Class A *	85	1,816
Porch Group, Inc. *	73	864
Qualys, Inc. *	17	2,400
Riot Platforms, Inc. * (a)	106	1,195
Sapiens International Corp. NV (Israel)	42	1,216
SPS Commerce, Inc. *	5	741
Tenable Holdings, Inc. *	59	1,992
Xperi, Inc. *	282	2,233
Zeta Global Holdings Corp., Class A *	65	1,003
		57,909
Specialized REITs — 0.5%
PotlatchDeltic Corp.	121	4,635
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A *	28	2,361
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Advance Auto Parts, Inc.	15	689
American Eagle Outfitters, Inc.	121	1,161
Arko Corp. (a)	87	368
Asbury Automotive Group, Inc. *	10	2,269
Boot Barn Holdings, Inc. *	14	2,140
EVgo, Inc. * (a)	233	850
Group 1 Automotive, Inc.	2	1,064
RealReal, Inc. (The) *	190	910
Sonic Automotive, Inc., Class A	18	1,442
Urban Outfitters, Inc. *	60	4,374
Victoria's Secret & Co. *	40	745
		18,373
Technology Hardware, Storage & Peripherals — 0.7%
IonQ, Inc. * (a)	153	6,566
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd. *	134	2,377
G-III Apparel Group Ltd. *	28	617
Wolverine World Wide, Inc.	112	2,031
		5,025
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc.	19	4,416
BlueLinx Holdings, Inc. *	7	485
Boise Cascade Co.	18	1,592
DNOW, Inc. *	177	2,629
DXP Enterprises, Inc. *	6	540
GATX Corp.	7	1,007
Herc Holdings, Inc.	21	2,724
Hudson Technologies, Inc. *	9	76
McGrath RentCorp	7	825
MRC Global, Inc. *	114	1,568
Rush Enterprises, Inc., Class A	67	3,445
WESCO International, Inc.	12	2,180
		21,487
Water Utilities — 0.4%
American States Water Co.	9	718
Consolidated Water Co. Ltd., Class D	97	2,907
		3,625
Wireless Telecommunication Services — 0.3%
Gogo, Inc. *	28	411
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Small Cap Funds	June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — continued
Spok Holdings, Inc.	35	617
Telephone and Data Systems, Inc.	35	1,249
		2,277
Total Common Stocks (Cost $759,094)		894,763
Short-Term Investments — 11.0%
Investment Companies — 6.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $56,036)	56,026	56,037
Investment of Cash Collateral from Securities Loaned — 4.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (b) (c) (Cost $44,768)	44,768	44,768
Total Short-Term Investments (Cost $100,804)		100,805
Total Investments — 108.2% (Cost $859,898)		995,568
Liabilities in Excess of Other Assets — (8.2)%		(75,454)
NET ASSETS — 100.0%		920,114

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2025. The total value of securities on loan at June 30, 2025 is $42,179.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	31

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025 (continued)
Futures contracts outstanding as of June 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	229	09/19/2025	USD	25,086	829

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Small Cap Funds	June 30, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$1,446,915	$3,660,873	$3,168,005
Investments in affiliates, at value	33,561	178,285	76,111
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	29,338	62,215	112,363
Cash	105	590	147
Receivables:
Due from custodian	—	—	719
Investment securities sold	—	8,764	—
Fund shares sold	1,117	1,871	2,450
Dividends from non-affiliates	1,230	2,661	699
Dividends from affiliates	4	21	9
Tax reclaims	39	269	—
Securities lending income (See Note 2.C.)	28	4	116
Total Assets	1,512,337	3,915,553	3,360,619
LIABILITIES:
Payables:
Investment securities purchased	239	2,298	1,780
Collateral received on securities loaned (See Note 2.C.)	29,338	62,215	112,363
Fund shares redeemed	933	25,213	10,978
Accrued liabilities:
Investment advisory fees	747	2,026	1,656
Administration fees	72	235	178
Distribution fees	97	85	77
Service fees	157	380	245
Custodian and accounting fees	12	25	26
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	130	287	263
Total Liabilities	31,725	92,764	127,566
Net Assets	$1,480,612	$3,822,789	$3,233,053

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	33

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$1,258,207	$2,401,665	$2,794,501
Total distributable earnings (loss)	222,405	1,421,124	438,552
Total Net Assets	$1,480,612	$3,822,789	$3,233,053
Net Assets:
Class A	$424,482	$380,269	$298,280
Class C	18,580	8,066	19,143
Class I	366,096	1,413,214	772,497
Class L	—	—	424,989
Class R2	—	3,542	11,144
Class R3	—	2,167	3,737
Class R4	—	584	1,209
Class R5	—	420,950	9,548
Class R6	671,454	1,593,997	1,692,506
Total	$1,480,612	$3,822,789	$3,233,053
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	16,494	9,403	17,307
Class C	1,253	411	1,951
Class I	11,425	26,634	38,117
Class L	—	—	19,925
Class R2	—	92	692
Class R3	—	55	217
Class R4	—	11	69
Class R5	—	7,893	447
Class R6	20,848	29,897	77,840
Net Asset Value (a):
Class A — Redemption price per share	$25.74	$40.44	$17.23
Class C — Offering price per share (b)	14.83	19.60	9.81
Class I — Offering and redemption price per share	32.04	53.06	20.27
Class L — Offering and redemption price per share	—	—	21.33
Class R2 — Offering and redemption price per share	—	38.50	16.09
Class R3 — Offering and redemption price per share	—	39.78	17.19
Class R4 — Offering and redemption price per share	—	52.86	17.56
Class R5 — Offering and redemption price per share	—	53.34	21.35
Class R6 — Offering and redemption price per share	32.21	53.32	21.74
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$27.17	$42.68	$18.18
Cost of investments in non-affiliates	$1,227,820	$2,550,177	$2,637,152
Cost of investments in affiliates	33,559	178,275	76,108
Investment securities on loan, at value (See Note 2.C.)	29,596	60,311	114,322
Cost of investment of cash collateral (See Note 2.C.)	29,338	62,215	112,363

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Small Cap Funds	June 30, 2025

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
ASSETS:
Investments in non-affiliates, at value	$1,149,096	$326,212	$894,763
Investments in affiliates, at value	58,558	7,933	56,037
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	27,391	2,555	44,768
Cash	83	32	110
Deposits at broker for futures contracts	5,304	—	5,110
Receivables:
Due from custodian	2,284	—	662
Investment securities sold	13,311	555	5,323
Fund shares sold	1,661	76	774
Dividends from non-affiliates	1,945	224	799
Dividends from affiliates	7	1	7
Tax reclaims	9	10	4
Securities lending income (See Note 2.C.)	41	— (a)	22
Variation margin on futures contracts	80	—	99
Total Assets	1,259,770	337,598	1,008,478
LIABILITIES:
Payables:
Investment securities purchased	43,101	67	40,525
Collateral received on securities loaned (See Note 2.C.)	27,391	2,555	44,768
Fund shares redeemed	5,269	549	2,357
Accrued liabilities:
Investment advisory fees	592	126	441
Administration fees	54	4	55
Distribution fees	36	29	49
Service fees	45	36	75
Custodian and accounting fees	14	5	17
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	— (a)
Other	128	70	77
Total Liabilities	76,630	3,441	88,364
Net Assets	$1,183,140	$334,157	$920,114

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	35

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
NET ASSETS:
Paid-in-Capital	$986,331	$261,978	$790,005
Total distributable earnings (loss)	196,809	72,179	130,109
Total Net Assets	$1,183,140	$334,157	$920,114
Net Assets:
Class A	$115,496	$120,929	$110,598
Class C	1,819	6,654	3,134
Class I	169,097	83,774	138,452
Class L	—	—	222,094
Class R2	21,921	—	41,978
Class R3	13,626	966	39,960
Class R4	133	240	6,088
Class R5	18,385	—	27,889
Class R6	842,663	121,594	329,921
Total	$1,183,140	$334,157	$920,114
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	4,847	7,474	6,607
Class C	112	619	210
Class I	6,382	4,630	7,906
Class L	—	—	12,689
Class R2	941	—	2,627
Class R3	573	60	2,417
Class R4	5	13	351
Class R5	692	—	1,602
Class R6	31,670	6,688	18,833
Net Asset Value (a):
Class A — Redemption price per share	$23.82	$16.18	$16.74
Class C — Offering price per share (b)	16.29	10.76	14.91
Class I — Offering and redemption price per share	26.50	18.10	17.51
Class L — Offering and redemption price per share	—	—	17.50
Class R2 — Offering and redemption price per share	23.30	—	15.97
Class R3 — Offering and redemption price per share	23.76	16.16	16.54
Class R4 — Offering and redemption price per share	26.55	18.00	17.34
Class R5 — Offering and redemption price per share	26.55	—	17.41
Class R6 — Offering and redemption price per share	26.61	18.18	17.52
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$25.14	$17.08	$17.67
Cost of investments in non-affiliates	$1,004,053	$263,975	$759,094
Cost of investments in affiliates	58,556	7,933	56,036
Investment securities on loan, at value (See Note 2.C.)	27,627	2,479	42,179
Cost of investment of cash collateral (See Note 2.C.)	27,391	2,555	44,768

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Small Cap Funds	June 30, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
INVESTMENT INCOME:
Interest income from affiliates	$— (a)	$— (a)	$— (a)
Dividend income from non-affiliates	18,274	49,083	13,314
Dividend income from affiliates	1,716	6,317	2,353
Income from securities lending (net) (See Note 2.C.)	114	67	488
Total investment income	20,104	55,467	16,155
EXPENSES:
Investment advisory fees	9,946	27,815	22,588
Administration fees	1,149	3,214	2,610
Distribution fees:
Class A	1,053	1,053	806
Class C	138	96	182
Class R2	—	19	61
Class R3	—	27	10
Service fees:
Class A	1,053	1,053	806
Class C	46	32	61
Class I	1,052	4,145	1,838
Class L	—	—	474
Class R2	—	10	30
Class R3	—	27	10
Class R4	—	1	6
Class R5	—	555	11
Custodian and accounting fees	63	145	123
Interest expense to affiliates	— (a)	—	—
Professional fees	59	71	68
Trustees’ and Chief Compliance Officer’s fees	29	37	35
Printing and mailing costs	241	276	391
Registration and filing fees	92	86	29
Transfer agency fees (See Note 2.G.)	40	176	134
Other	26	54	48
Total expenses	14,987	38,892	30,321
Less fees waived	(360)	(516)	(298)
Less expense reimbursements	(1)	—	(63)
Net expenses	14,626	38,376	29,960
Net investment income (loss)	5,478	17,091	(13,805)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	37

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)
	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$74,496	$470,897	$307,706
Investments in affiliates	— (a)	(9)	(3)
Net realized gain (loss)	74,496	470,888	307,703
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(39,247)	(217,136)	(187,984)
Investments in affiliates	3	24	7
Change in net unrealized appreciation/depreciation	(39,244)	(217,112)	(187,977)
Net realized/unrealized gains (losses)	35,252	253,776	119,726
Change in net assets resulting from operations	$40,730	$270,867	$105,921

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Small Cap Funds	June 30, 2025

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$104	$—	$70
Interest income from affiliates	— (a)	—	— (a)
Dividend income from non-affiliates	21,420	4,426	10,900
Dividend income from affiliates	1,422	444	1,035
Income from securities lending (net) (See Note 2.C.)	276	6	413
Total investment income	23,222	4,876	12,418
EXPENSES:
Investment advisory fees	8,149	2,207	5,837
Administration fees	942	301	731
Distribution fees:
Class A	317	326	289
Class C	19	59	33
Class R2	120	—	215
Class R3	36	2	98
Service fees:
Class A	317	326	289
Class C	7	20	11
Class I	437	233	403
Class L	—	—	232
Class R2	60	—	107
Class R3	36	2	98
Class R4	— (a)	1	16
Class R5	21	—	29
Custodian and accounting fees	74	38	81
Interest expense to affiliates	— (a)	—	1
Professional fees	59	56	58
Trustees’ and Chief Compliance Officer’s fees	29	26	28
Printing and mailing costs	143	49	66
Registration and filing fees	104	79	116
Transfer agency fees (See Note 2.G.)	103	42	55
Other	29	18	26
Total expenses	11,002	3,785	8,819
Less fees waived	(536)	(456)	(111)
Less expense reimbursements	(4)	(3)	—
Net expenses	10,462	3,326	8,708
Net investment income (loss)	12,760	1,550	3,710

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	39

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025 (continued)
(Amounts in thousands)
	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$84,619	$19,114	$40,423
Investments in affiliates	2	3	7
Futures contracts	1,974	—	2,340
Net realized gain (loss)	86,595	19,117	42,770
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(40,075)	5,306	(20,471)
Investments in affiliates	2	(1)	2
Futures contracts	462	—	723
Change in net unrealized appreciation/depreciation	(39,611)	5,305	(19,746)
Net realized/unrealized gains (losses)	46,984	24,422	23,024
Change in net assets resulting from operations	$59,744	$25,972	$26,734
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Small Cap Funds	June 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,478	$5,707	$17,091	$26,448
Net realized gain (loss)	74,496	27,285	470,888	314,694
Change in net unrealized appreciation/depreciation	(39,244)	101,655	(217,112)	(5,628)
Change in net assets resulting from operations	40,730	134,647	270,867	335,514
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,985)	(994)	(49,415)	(21,095)
Class C	(272)	(50)	(2,862)	(2,718)
Class I	(3,971)	(1,515)	(155,155)	(83,034)
Class R2	—	—	(471)	(297)
Class R3	—	—	(1,393)	(773)
Class R4	—	—	(53)	(20)
Class R5	—	—	(54,466)	(27,134)
Class R6	(7,625)	(3,477)	(146,927)	(85,075)
Total distributions to shareholders	(15,853)	(6,036)	(410,742)	(220,146)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	64	25,850	(608,379)	(1,343,245)
NET ASSETS:
Change in net assets	24,941	154,461	(748,254)	(1,227,877)
Beginning of period	1,455,671	1,301,210	4,571,043	5,798,920
End of period	$1,480,612	$1,455,671	$3,822,789	$4,571,043
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(13,805)	$(11,324)	$12,760	$14,944
Net realized gain (loss)	307,703	46,316	86,595	59,507
Change in net unrealized appreciation/depreciation	(187,977)	234,834	(39,611)	82,981
Change in net assets resulting from operations	105,921	269,826	59,744	157,432
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,938)	—	(9,078)	(1,966)
Class C	(194)	—	(261)	(72)
Class I	(5,457)	—	(11,753)	(2,918)
Class L	(3,763)	—	—	—
Class R2	(42)	—	(1,739)	(313)
Class R3	(20)	—	(1,071)	(232)
Class R4	(22)	—	(4)	(296)
Class R5	(82)	—	(1,306)	(1,623)
Class R6	(17,050)	—	(60,869)	(15,525)
Total distributions to shareholders	(28,568)	—	(86,081)	(22,945)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(468,496)	(653,994)	(64,334)	(247,208)
NET ASSETS:
Change in net assets	(391,143)	(384,168)	(90,671)	(112,721)
Beginning of period	3,624,196	4,008,364	1,273,811	1,386,532
End of period	$3,233,053	$3,624,196	$1,183,140	$1,273,811
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Small Cap Funds	June 30, 2025

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,550	$1,742	$3,710	$3,728
Net realized gain (loss)	19,117	1,589	42,770	50,152
Change in net unrealized appreciation/depreciation	5,305	18,309	(19,746)	49,756
Change in net assets resulting from operations	25,972	21,640	26,734	103,636
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,172)	(462)	(9,175)	(206)
Class C	(86)	(6)	(415)	—
Class I	(958)	(491)	(13,123)	(666)
Class L	—	—	(18,446)	(1,157)
Class R2	—	—	(3,460)	—
Class R3	(9)	(2)	(3,084)	(69)
Class R4	(1)	(1)	(532)	(20)
Class R5	—	—	(2,450)	(124)
Class R6	(2,208)	(723)	(27,987)	(1,929)
Total distributions to shareholders	(4,434)	(1,685)	(78,672)	(4,171)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(80,582)	36,105	12,468	(73,173)
NET ASSETS:
Change in net assets	(59,044)	56,060	(39,470)	26,292
Beginning of period	393,201	337,141	959,584	933,292
End of period	$334,157	$393,201	$920,114	$959,584
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$94,277	$83,586	$50,899	$67,569
Distributions reinvested	3,813	941	46,790	19,816
Cost of shares redeemed	(70,638)	(60,207)	(111,122)	(181,736)
Change in net assets resulting from Class A capital transactions	27,452	24,320	(13,433)	(94,351)
Class C
Proceeds from shares issued	5,282	5,450	2,628	2,715
Distributions reinvested	270	50	2,860	2,713
Cost of shares redeemed	(3,884)	(4,435)	(16,786)	(24,706)
Change in net assets resulting from Class C capital transactions	1,668	1,065	(11,298)	(19,278)
Class I
Proceeds from shares issued	109,564	127,621	339,862	374,655
Distributions reinvested	3,965	1,512	147,279	75,247
Cost of shares redeemed	(168,456)	(149,977)	(966,418)	(888,109)
Change in net assets resulting from Class I capital transactions	(54,927)	(20,844)	(479,277)	(438,207)
Class R2
Proceeds from shares issued	—	—	570	933
Distributions reinvested	—	—	461	294
Cost of shares redeemed	—	—	(1,148)	(3,361)
Change in net assets resulting from Class R2 capital transactions	—	—	(117)	(2,134)
Class R3
Proceeds from shares issued	—	—	2,286	13,779
Distributions reinvested	—	—	590	209
Cost of shares redeemed	—	—	(13,421)	(4,841)
Change in net assets resulting from Class R3 capital transactions	—	—	(10,545)	9,147
Class R4
Proceeds from shares issued	—	—	51	34
Distributions reinvested	—	—	53	20
Cost of shares redeemed	—	—	(41)	(65)
Change in net assets resulting from Class R4 capital transactions	—	—	63	(11)
Class R5
Proceeds from shares issued	—	—	61,983	116,466
Distributions reinvested	—	—	50,976	25,670
Cost of shares redeemed	—	—	(242,266)	(450,863)
Change in net assets resulting from Class R5 capital transactions	—	—	(129,307)	(308,727)
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Small Cap Funds	June 30, 2025

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$176,841	$169,929	$297,293	$367,726
Distributions reinvested	7,612	3,467	144,647	83,802
Cost of shares redeemed	(158,582)	(152,087)	(406,405)	(941,212)
Change in net assets resulting from Class R6 capital transactions	25,871	21,309	35,535	(489,684)
Total change in net assets resulting from capital transactions	$64	$25,850	$(608,379)	$(1,343,245)
SHARE TRANSACTIONS:
Class A
Issued	3,600	3,527	1,172	1,631
Reinvested	143	39	1,060	479
Redeemed	(2,721)	(2,545)	(2,627)	(4,365)
Change in Class A Shares	1,022	1,021	(395)	(2,255)
Class C
Issued	343	392	118	118
Reinvested	18	4	133	121
Redeemed	(257)	(321)	(735)	(1,078)
Change in Class C Shares	104	75	(484)	(839)
Class I
Issued	3,393	4,378	6,104	7,037
Reinvested	120	51	2,547	1,427
Redeemed	(5,333)	(5,127)	(17,346)	(16,783)
Change in Class I Shares	(1,820)	(698)	(8,695)	(8,319)
Class R2
Issued	—	—	14	22
Reinvested	—	—	11	8
Redeemed	—	—	(28)	(83)
Change in Class R2 Shares	—	—	(3)	(53)
Class R3
Issued	—	—	55	345
Reinvested	—	—	14	5
Redeemed	—	—	(344)	(116)
Change in Class R3 Shares	—	—	(275)	234
Class R4
Issued	—	—	1	1
Reinvested	—	—	1	— (a)
Redeemed	—	—	(1)	(1)
Change in Class R4 Shares	—	—	1	— (a)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	—	—	1,102	2,207
Reinvested	—	—	877	484
Redeemed	—	—	(4,548)	(8,759)
Change in Class R5 Shares	—	—	(2,569)	(6,068)
Class R6
Issued	5,458	5,766	5,478	7,069
Reinvested	230	117	2,491	1,580
Redeemed	(4,895)	(5,126)	(7,228)	(17,625)
Change in Class R6 Shares	793	757	741	(8,976)
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Small Cap Funds	June 30, 2025

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$34,750	$31,603	$10,712	$10,371
Distributions reinvested	1,778	—	8,816	1,902
Cost of shares redeemed	(81,529)	(81,279)	(28,741)	(29,454)
Change in net assets resulting from Class A capital transactions	(45,001)	(49,676)	(9,213)	(17,181)
Class C
Proceeds from shares issued	490	643	307	399
Distributions reinvested	188	—	261	72
Cost of shares redeemed	(9,945)	(9,909)	(1,668)	(2,228)
Change in net assets resulting from Class C capital transactions	(9,267)	(9,266)	(1,100)	(1,757)
Class I
Proceeds from shares issued	251,648	311,630	44,858	42,146
Distributions reinvested	1,469	—	11,747	2,915
Cost of shares redeemed	(168,949)	(155,548)	(62,410)	(83,333)
Change in net assets resulting from Class I capital transactions	84,168	156,082	(5,805)	(38,272)
Class L
Proceeds from shares issued	75,266	88,828	—	—
Distributions reinvested	3,637	—	—	—
Cost of shares redeemed	(190,252)	(222,249)	—	—
Change in net assets resulting from Class L capital transactions	(111,349)	(133,421)	—	—
Class R2
Proceeds from shares issued	2,470	2,785	6,593	5,057
Distributions reinvested	42	—	1,724	311
Cost of shares redeemed	(4,640)	(7,466)	(9,748)	(9,291)
Change in net assets resulting from Class R2 capital transactions	(2,128)	(4,681)	(1,431)	(3,923)
Class R3
Proceeds from shares issued	1,056	896	3,027	2,777
Distributions reinvested	20	—	1,071	232
Cost of shares redeemed	(1,925)	(2,453)	(3,452)	(7,405)
Change in net assets resulting from Class R3 capital transactions	(849)	(1,557)	646	(4,396)
Class R4
Proceeds from shares issued	185	939	132	2,824
Distributions reinvested	21	—	4	296
Cost of shares redeemed	(3,161)	(2,125)	(98)	(28,727)
Change in net assets resulting from Class R4 capital transactions	(2,955)	(1,186)	38	(25,607)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$2,246	$2,993	$6,757	$24,313
Distributions reinvested	82	—	1,242	1,614
Cost of shares redeemed	(4,891)	(11,141)	(14,057)	(122,249)
Change in net assets resulting from Class R5 capital transactions	(2,563)	(8,148)	(6,058)	(96,322)
Class R6
Proceeds from shares issued	286,331	343,878	161,750	226,911
Distributions reinvested	16,668	—	60,869	15,525
Cost of shares redeemed	(681,551)	(946,019)	(264,030)	(302,186)
Change in net assets resulting from Class R6 capital transactions	(378,552)	(602,141)	(41,411)	(59,750)
Total change in net assets resulting from capital transactions	$(468,496)	$(653,994)	$(64,334)	$(247,208)
SHARE TRANSACTIONS:
Class A
Issued	2,013	2,014	424	446
Reinvested	100	—	338	84
Redeemed	(4,757)	(5,239)	(1,149)	(1,256)
Change in Class A Shares	(2,644)	(3,225)	(387)	(726)
Class C
Issued	49	72	17	23
Reinvested	19	—	15	5
Redeemed	(1,017)	(1,106)	(96)	(135)
Change in Class C Shares	(949)	(1,034)	(64)	(107)
Class I
Issued	12,605	16,662	1,659	1,647
Reinvested	71	—	406	116
Redeemed	(8,448)	(8,486)	(2,255)	(3,301)
Change in Class I Shares	4,228	8,176	(190)	(1,538)
Class L
Issued	3,538	4,622	—	—
Reinvested	167	—	—	—
Redeemed	(8,949)	(11,737)	—	—
Change in Class L Shares	(5,244)	(7,115)	—	—
Class R2
Issued	156	189	269	220
Reinvested	2	—	67	14
Redeemed	(288)	(501)	(398)	(408)
Change in Class R2 Shares	(130)	(312)	(62)	(174)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Small Cap Funds	June 30, 2025

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	61	58	121	119
Reinvested	1	—	41	10
Redeemed	(111)	(161)	(143)	(306)
Change in Class R3 Shares	(49)	(103)	19	(177)
Class R4
Issued	11	57	6	111
Reinvested	1	—	— (a)	12
Redeemed	(176)	(134)	(4)	(1,058)
Change in Class R4 Shares	(164)	(77)	2	(935)
Class R5
Issued	101	160	237	965
Reinvested	4	—	43	64
Redeemed	(233)	(562)	(481)	(4,463)
Change in Class R5 Shares	(128)	(402)	(201)	(3,434)
Class R6
Issued	13,266	17,714	5,897	8,521
Reinvested	750	—	2,098	612
Redeemed	(31,409)	(47,180)	(9,338)	(11,366)
Change in Class R6 Shares	(17,393)	(29,466)	(1,343)	(2,233)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,227	$9,908	$21,398	$18,716
Distributions reinvested	1,134	452	8,178	186
Cost of shares redeemed	(25,238)	(22,595)	(26,661)	(23,576)
Change in net assets resulting from Class A capital transactions	(13,877)	(12,235)	2,915	(4,674)
Class C
Proceeds from shares issued	473	935	347	373
Distributions reinvested	85	6	409	—
Cost of shares redeemed	(2,606)	(5,568)	(2,598)	(3,966)
Change in net assets resulting from Class C capital transactions	(2,048)	(4,627)	(1,842)	(3,593)
Class I
Proceeds from shares issued	15,295	11,818	28,247	35,626
Distributions reinvested	925	472	12,668	641
Cost of shares redeemed	(29,458)	(31,601)	(57,562)	(69,624)
Change in net assets resulting from Class I capital transactions	(13,238)	(19,311)	(16,647)	(33,357)
Class L
Proceeds from shares issued	—	—	33,716	39,483
Distributions reinvested	—	—	17,915	1,042
Cost of shares redeemed	—	—	(48,162)	(51,015)
Change in net assets resulting from Class L capital transactions	—	—	3,469	(10,490)
Class R2
Proceeds from shares issued	—	—	8,160	6,161
Distributions reinvested	—	—	3,443	—
Cost of shares redeemed	—	—	(8,501)	(8,388)
Change in net assets resulting from Class R2 capital transactions	—	—	3,102	(2,227)
Class R3
Proceeds from shares issued	134	165	8,520	6,990
Distributions reinvested	7	2	2,921	65
Cost of shares redeemed	(88)	(726)	(7,684)	(7,166)
Change in net assets resulting from Class R3 capital transactions	53	(559)	3,757	(111)
Class R4
Proceeds from shares issued	27	93	1,997	1,012
Distributions reinvested	—	— (a)	532	20
Cost of shares redeemed	(76)	(89)	(2,397)	(993)
Change in net assets resulting from Class R4 capital transactions	(49)	4	132	39

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Small Cap Funds	June 30, 2025

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$—	$—	$8,409	$8,409
Distributions reinvested	—	—	2,247	9
Cost of shares redeemed	—	—	(4,214)	(746)
Change in net assets resulting from Class R5 capital transactions	—	—	6,442	7,672
Class R6
Proceeds from shares issued	41,264	123,691	81,073	54,758
Distributions reinvested	2,190	669	27,288	1,883
Cost of shares redeemed	(94,877)	(51,527)	(97,221)	(83,073)
Change in net assets resulting from Class R6 capital transactions	(51,423)	72,833	11,140	(26,432)
Total change in net assets resulting from capital transactions	$(80,582)	$36,105	$12,468	$(73,173)
SHARE TRANSACTIONS:
Class A
Issued	616	671	1,223	1,140
Reinvested	66	30	448	11
Redeemed	(1,547)	(1,543)	(1,554)	(1,437)
Change in Class A Shares	(865)	(842)	117	(286)
Class C
Issued	42	96	22	25
Reinvested	7	1	25	—
Redeemed	(239)	(574)	(167)	(270)
Change in Class C Shares	(190)	(477)	(120)	(245)
Class I
Issued	833	717	1,532	2,074
Reinvested	48	29	664	38
Redeemed	(1,636)	(1,939)	(3,298)	(4,110)
Change in Class I Shares	(755)	(1,193)	(1,102)	(1,998)
Class L
Issued	—	—	1,890	2,288
Reinvested	—	—	939	61
Redeemed	—	—	(2,727)	(2,965)
Change in Class L Shares	—	—	102	(616)
Class R2
Issued	—	—	488	387
Reinvested	—	—	197	—
Redeemed	—	—	(510)	(540)
Change in Class R2 Shares	—	—	175	(153)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	8	12	502	425
Reinvested	1	— (a)	162	4
Redeemed	(6)	(51)	(437)	(433)
Change in Class R3 Shares	3	(39)	227	(4)
Class R4
Issued	1	5	108	58
Reinvested	—	— (a)	28	1
Redeemed	(4)	(5)	(130)	(61)
Change in Class R4 Shares	(3)	— (a)	6	(2)
Class R5
Issued	—	—	438	572
Reinvested	—	—	118	1
Redeemed	—	—	(245)	(44)
Change in Class R5 Shares	—	—	311	529
Class R6
Issued	2,211	7,442	4,483	3,179
Reinvested	115	40	1,431	110
Redeemed	(5,253)	(3,072)	(5,392)	(4,954)
Change in Class R6 Shares	(2,927)	4,410	522	(1,665)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Small Cap Funds	June 30, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Blend Fund
Class A
Year Ended June 30, 2025	$25.27	$0.02	$0.70	$0.72	$(0.25)	$—	$(0.25)
Year Ended June 30, 2024	23.08	0.03	2.23	2.26	(0.07)	—	(0.07)
Year Ended June 30, 2023	20.86	0.03	2.68	2.71	(0.03)	(0.46)	(0.49)
Year Ended June 30, 2022	28.67	(0.02)	(5.77)	(5.79)	—	(2.02)	(2.02)
Year Ended June 30, 2021	19.11	(0.03)	10.08	10.05	(0.02)	(0.47)	(0.49)
Class C
Year Ended June 30, 2025	14.71	(0.06)	0.41	0.35	(0.23)	—	(0.23)
Year Ended June 30, 2024	13.51	(0.05)	1.30	1.25	(0.05)	—	(0.05)
Year Ended June 30, 2023	12.44	(0.05)	1.59	1.54	(0.01)	(0.46)	(0.47)
Year Ended June 30, 2022	18.01	(0.09)	(3.46)	(3.55)	—	(2.02)	(2.02)
Year Ended June 30, 2021	12.19	(0.08)	6.37	6.29	—	(0.47)	(0.47)
Class I
Year Ended June 30, 2025	31.37	0.10	0.86	0.96	(0.29)	—	(0.29)
Year Ended June 30, 2024	28.60	0.11	2.77	2.88	(0.11)	—	(0.11)
Year Ended June 30, 2023	25.71	0.11	3.31	3.42	(0.07)	(0.46)	(0.53)
Year Ended June 30, 2022	34.81	0.05	(7.10)	(7.05)	(0.03)	(2.02)	(2.05)
Year Ended June 30, 2021	23.09	0.04	12.20	12.24	(0.05)	(0.47)	(0.52)
Class R6
Year Ended June 30, 2025	31.53	0.19	0.86	1.05	(0.37)	—	(0.37)
Year Ended June 30, 2024	28.74	0.19	2.77	2.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	25.83	0.18	3.33	3.51	(0.14)	(0.46)	(0.60)
Year Ended June 30, 2022	34.96	0.13	(7.13)	(7.00)	(0.11)	(2.02)	(2.13)
Year Ended June 30, 2021	23.17	0.11	12.25	12.36	(0.10)	(0.47)	(0.57)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Small Cap Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$25.74	2.81%	$424,482	1.24%	0.08%	1.26%	49%
25.27	9.79	391,006	1.24	0.13	1.27	39
23.08	13.11	333,434	1.24	0.15	1.28	37
20.86	(21.57)	269,579	1.25	(0.09)	1.28	45
28.67	52.98	279,114	1.24	(0.12)	1.27	48

14.83	2.30	18,580	1.74	(0.42)	1.78	49
14.71	9.24	16,897	1.74	(0.37)	1.79	39
13.51	12.53	14,516	1.74	(0.35)	1.79	37
12.44	(21.93)	12,568	1.75	(0.59)	1.79	45
18.01	52.22	13,468	1.73	(0.56)	1.78	48

32.04	3.04	366,096	0.99	0.32	1.01	49
31.37	10.08	415,464	0.99	0.38	1.02	39
28.60	13.42	398,709	0.99	0.40	1.02	37
25.71	(21.39)	309,359	0.99	0.16	1.02	45
34.81	53.39	344,974	0.99	0.13	1.02	48

32.21	3.31	671,454	0.74	0.58	0.76	49
31.53	10.35	632,304	0.74	0.63	0.77	39
28.74	13.72	554,551	0.74	0.65	0.77	37
25.83	(21.21)	460,265	0.74	0.41	0.77	45
34.96	53.76	495,948	0.74	0.37	0.77	48

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Small Cap Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Equity Fund
Class A
Year Ended June 30, 2025	$42.85	$0.03	$2.78	$2.81	$(0.09)	$(5.13)	$(5.22)
Year Ended June 30, 2024	42.10	0.07	2.72	2.79	(0.33)	(1.71)	(2.04)
Year Ended June 30, 2023	43.52	0.15	4.60	4.75	—	(6.17)	(6.17)
Year Ended June 30, 2022	65.04	(0.08)	(8.96)	(9.04)	—	(12.48)	(12.48)
Year Ended June 30, 2021	45.69	(0.02)	21.07	21.05	(0.07)	(1.63)	(1.70)
Class C
Year Ended June 30, 2025	23.13	(0.11)	1.71	1.60	—	(5.13)	(5.13)
Year Ended June 30, 2024	23.71	(0.08)	1.49	1.41	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	27.11	(0.04)	2.81	2.77	—	(6.17)	(6.17)
Year Ended June 30, 2022	45.39	(0.23)	(5.57)	(5.80)	—	(12.48)	(12.48)
Year Ended June 30, 2021	32.42	(0.20)	14.84	14.64	(0.04)	(1.63)	(1.67)
Class I
Year Ended June 30, 2025	54.73	0.17	3.44	3.61	(0.15)	(5.13)	(5.28)
Year Ended June 30, 2024	53.16	0.23	3.46	3.69	(0.41)	(1.71)	(2.12)
Year Ended June 30, 2023	53.40	0.33	5.67	6.00	(0.07)	(6.17)	(6.24)
Year Ended June 30, 2022	76.84	0.09	(10.99)	(10.90)	(0.06)	(12.48)	(12.54)
Year Ended June 30, 2021	53.70	0.17	24.81	24.98	(0.21)	(1.63)	(1.84)
Class R2
Year Ended June 30, 2025	41.03	(0.08)	2.68	2.60	—	(5.13)	(5.13)
Year Ended June 30, 2024	40.43	(0.03)	2.61	2.58	(0.27)	(1.71)	(1.98)
Year Ended June 30, 2023	42.12	0.05	4.43	4.48	—	(6.17)	(6.17)
Year Ended June 30, 2022	63.47	(0.20)	(8.67)	(8.87)	—	(12.48)	(12.48)
Year Ended June 30, 2021	44.70	(0.15)	20.59	20.44	(0.04)	(1.63)	(1.67)
Class R3
Year Ended June 30, 2025	42.20	0.01	2.77	2.78	(0.07)	(5.13)	(5.20)
Year Ended June 30, 2024	41.64	0.07	2.68	2.75	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	43.11	0.14	4.57	4.71	(0.01)	(6.17)	(6.18)
Year Ended June 30, 2022	64.53	(0.06)	(8.88)	(8.94)	—	(12.48)	(12.48)
Year Ended June 30, 2021	45.38	— (d)	20.92	20.92	(0.14)	(1.63)	(1.77)
Class R4
Year Ended June 30, 2025	54.56	0.18	3.42	3.60	(0.17)	(5.13)	(5.30)
Year Ended June 30, 2024	53.01	0.23	3.45	3.68	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	53.28	0.31	5.68	5.99	(0.09)	(6.17)	(6.26)
Year Ended June 30, 2022	76.73	0.09	(10.98)	(10.89)	(0.08)	(12.48)	(12.56)
Year Ended June 30, 2021	53.63	0.17	24.78	24.95	(0.22)	(1.63)	(1.85)
Class R5
Year Ended June 30, 2025	55.00	0.28	3.46	3.74	(0.27)	(5.13)	(5.40)
Year Ended June 30, 2024	53.42	0.33	3.48	3.81	(0.52)	(1.71)	(2.23)
Year Ended June 30, 2023	53.64	0.44	5.69	6.13	(0.18)	(6.17)	(6.35)
Year Ended June 30, 2022	77.14	0.23	(11.05)	(10.82)	(0.20)	(12.48)	(12.68)
Year Ended June 30, 2021	53.88	0.30	24.90	25.20	(0.31)	(1.63)	(1.94)
Class R6
Year Ended June 30, 2025	54.98	0.31	3.46	3.77	(0.30)	(5.13)	(5.43)
Year Ended June 30, 2024	53.41	0.36	3.48	3.84	(0.56)	(1.71)	(2.27)
Year Ended June 30, 2023	53.63	0.48	5.68	6.16	(0.21)	(6.17)	(6.38)
Year Ended June 30, 2022	77.14	0.26	(11.05)	(10.79)	(0.24)	(12.48)	(12.72)
Year Ended June 30, 2021	53.87	0.34	24.90	25.24	(0.34)	(1.63)	(1.97)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
(e)	Amount rounds to less than 0.005%.

56

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$40.44	5.57%	$380,269	1.24%	0.06%	1.24%	26%
42.85	6.84	419,876	1.24	0.17	1.25	19
42.10	11.25	507,387	1.25	0.34	1.26	22
43.52	(17.26)	527,124	1.27	(0.13)	1.27	16
65.04	46.60	846,460	1.26	(0.03)	1.27	29

19.60	5.03	8,066	1.75	(0.48)	1.76	26
23.13	6.27	20,708	1.75	(0.33)	1.76	19
23.71	10.70	41,111	1.74	(0.17)	1.75	22
27.11	(17.65)	53,369	1.75	(0.62)	1.75	16
45.39	45.91	87,848	1.74	(0.50)	1.74	29

53.06	5.83	1,413,214	0.98	0.30	1.00	26
54.73	7.12	1,933,600	0.99	0.43	1.01	19
53.16	11.53	2,320,448	0.99	0.61	1.00	22
53.40	(17.02)	2,480,437	0.99	0.14	1.00	16
76.84	47.01	4,239,905	0.98	0.25	0.99	29

38.50	5.29	3,542	1.48	(0.19)	1.54	26
41.03	6.59	3,914	1.49	(0.06)	1.53	19
40.43	10.96	5,984	1.49	0.12	1.52	22
42.12	(17.44)	5,646	1.49	(0.36)	1.51	16
63.47	46.28	7,744	1.48	(0.26)	1.51	29

39.78	5.58	2,167	1.24	0.01	1.24	26
42.20	6.83	13,949	1.25	0.16	1.25	19
41.64	11.26	4,013	1.24	0.34	1.24	22
43.11	(17.24)	4,281	1.24	(0.11)	1.24	16
64.53	46.66	5,829	1.23	— (e)	1.24	29

52.86	5.84	584	0.99	0.32	0.99	26
54.56	7.12	542	0.99	0.44	1.08	19
53.01	11.54	538	0.99	0.57	1.01	22
53.28	(17.03)	688	0.99	0.14	1.00	16
76.73	47.01	834	0.98	0.25	1.00	29

53.34	6.05	420,950	0.80	0.50	0.84	26
55.00	7.31	575,395	0.80	0.63	0.85	19
53.42	11.76	882,992	0.80	0.83	0.84	22
53.64	(16.87)	778,819	0.80	0.34	0.84	16
77.14	47.29	1,309,013	0.79	0.44	0.84	29

53.32	6.11	1,593,997	0.74	0.56	0.74	26
54.98	7.37	1,603,059	0.74	0.68	0.75	19
53.41	11.83	2,036,447	0.74	0.88	0.74	22
53.63	(16.83)	1,793,598	0.74	0.39	0.75	16
77.14	47.39	2,069,498	0.73	0.50	0.74	29

57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Growth Fund
Class A
Year Ended June 30, 2025	$16.91	$(0.13)	$0.55	$0.42	$(0.10)	$—	$(0.10)
Year Ended June 30, 2024	15.75	(0.11)	1.27	1.16	—	—	—
Year Ended June 30, 2023	13.92	(0.10)	2.00	1.90	—	(0.07)	(0.07)
Year Ended June 30, 2022	25.86	(0.20)	(8.46)	(8.66)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.70	(0.23)	9.22	8.99	(0.01)	(1.82)	(1.83)
Class C
Year Ended June 30, 2025	9.69	(0.13)	0.33	0.20	(0.08)	—	(0.08)
Year Ended June 30, 2024	9.08	(0.11)	0.72	0.61	—	—	—
Year Ended June 30, 2023	8.09	(0.10)	1.16	1.06	—	(0.07)	(0.07)
Year Ended June 30, 2022	16.62	(0.18)	(5.07)	(5.25)	—	(3.28)	(3.28)
Year Ended June 30, 2021	12.53	(0.23)	6.14	5.91	—	(1.82)	(1.82)
Class I
Year Ended June 30, 2025	19.86	(0.11)	0.67	0.56	(0.15)	—	(0.15)
Year Ended June 30, 2024	18.46	(0.08)	1.48	1.40	—	—	—
Year Ended June 30, 2023	16.26	(0.07)	2.34	2.27	—	(0.07)	(0.07)
Year Ended June 30, 2022	29.53	(0.16)	(9.83)	(9.99)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.14	(0.20)	10.46	10.26	(0.05)	(1.82)	(1.87)
Class L
Year Ended June 30, 2025	20.88	(0.08)	0.70	0.62	(0.17)	—	(0.17)
Year Ended June 30, 2024	19.38	(0.06)	1.56	1.50	—	—	—
Year Ended June 30, 2023	17.04	(0.05)	2.46	2.41	—	(0.07)	(0.07)
Year Ended June 30, 2022	30.73	(0.14)	(10.27)	(10.41)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.93	(0.16)	10.85	10.69	(0.07)	(1.82)	(1.89)
Class R2
Year Ended June 30, 2025	15.78	(0.16)	0.53	0.37	(0.06)	—	(0.06)
Year Ended June 30, 2024	14.74	(0.14)	1.18	1.04	—	—	—
Year Ended June 30, 2023	13.06	(0.13)	1.88	1.75	—	(0.07)	(0.07)
Year Ended June 30, 2022	24.55	(0.23)	(7.98)	(8.21)	—	(3.28)	(3.28)
Year Ended June 30, 2021	17.85	(0.27)	8.79	8.52	—	(1.82)	(1.82)
Class R3
Year Ended June 30, 2025	16.85	(0.13)	0.56	0.43	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.71	(0.11)	1.25	1.14	—	—	—
Year Ended June 30, 2023	13.88	(0.10)	2.00	1.90	—	(0.07)	(0.07)
Year Ended June 30, 2022	25.79	(0.19)	(8.44)	(8.63)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.66	(0.23)	9.21	8.98	(0.03)	(1.82)	(1.85)
Class R4
Year Ended June 30, 2025	17.21	(0.09)	0.57	0.48	(0.13)	—	(0.13)
Year Ended June 30, 2024	15.99	(0.07)	1.29	1.22	—	—	—
Year Ended June 30, 2023	14.10	(0.06)	2.02	1.96	—	(0.07)	(0.07)
Year Ended June 30, 2022	26.08	(0.14)	(8.56)	(8.70)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.83	(0.17)	9.29	9.12	(0.05)	(1.82)	(1.87)
Class R5
Year Ended June 30, 2025	20.90	(0.08)	0.70	0.62	(0.17)	—	(0.17)
Year Ended June 30, 2024	19.40	(0.06)	1.56	1.50	—	—	—
Year Ended June 30, 2023	17.06	(0.05)	2.46	2.41	—	(0.07)	(0.07)
Year Ended June 30, 2022	30.76	(0.14)	(10.28)	(10.42)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.95	(0.16)	10.86	10.70	(0.07)	(1.82)	(1.89)

58

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$17.23	2.49%	$298,280	1.24%	(0.77)%	1.26%	48%
16.91	7.37	337,263	1.24	(0.70)	1.26	43
15.75	13.67	365,116	1.24	(0.67)	1.26	33
13.92	(37.40)	384,556	1.25	(0.95)	1.26	35
25.86	48.64	760,153	1.23	(0.95)	1.25	52

9.81	2.03	19,143	1.74	(1.27)	1.76	48
9.69	6.72	28,114	1.74	(1.20)	1.76	43
9.08	13.13	35,717	1.74	(1.17)	1.76	33
8.09	(37.71)	41,416	1.75	(1.45)	1.76	35
16.62	47.95	90,880	1.73	(1.44)	1.74	52

20.27	2.80	772,497	0.99	(0.52)	1.00	48
19.86	7.58	672,889	0.99	(0.45)	1.00	43
18.46	13.97	474,603	0.99	(0.41)	1.01	33
16.26	(37.24)	569,015	1.00	(0.69)	1.01	35
29.53	49.03	1,013,916	0.98	(0.70)	0.99	52

21.33	2.96	424,989	0.84	(0.37)	0.84	48
20.88	7.74	525,520	0.84	(0.30)	0.85	43
19.38	14.16	625,672	0.84	(0.27)	0.85	33
17.04	(37.15)	496,522	0.85	(0.55)	0.86	35
30.73	49.21	1,096,814	0.84	(0.55)	0.84	52

16.09	2.31	11,144	1.49	(1.02)	1.53	48
15.78	7.06	12,988	1.49	(0.95)	1.53	43
14.74	13.42	16,702	1.49	(0.92)	1.53	33
13.06	(37.58)	16,716	1.50	(1.20)	1.52	35
24.55	48.29	31,503	1.49	(1.19)	1.51	52

17.19	2.55	3,737	1.24	(0.77)	1.28	48
16.85	7.26	4,483	1.24	(0.70)	1.29	43
15.71	13.70	5,799	1.24	(0.66)	1.29	33
13.88	(37.38)	5,134	1.25	(0.95)	1.28	35
25.79	48.67	9,313	1.24	(0.95)	1.27	52

17.56	2.79	1,209	0.99	(0.51)	1.00	48
17.21	7.63	4,013	0.99	(0.45)	1.01	43
15.99	13.92	4,955	0.99	(0.42)	1.01	33
14.10	(37.22)	5,073	1.00	(0.68)	1.01	35
26.08	49.01	5,878	0.98	(0.69)	0.99	52

21.35	2.95	9,548	0.84	(0.37)	0.85	48
20.90	7.73	12,015	0.84	(0.29)	0.86	43
19.40	14.14	18,939	0.84	(0.27)	0.86	33
17.06	(37.15)	20,537	0.84	(0.55)	0.86	35
30.76	49.22	40,613	0.84	(0.55)	0.85	52

59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Growth Fund (continued)
Class R6
Year Ended June 30, 2025	$21.28	$(0.06)	$0.72	$0.66	$(0.20)	$—	$(0.20)
Year Ended June 30, 2024	19.73	(0.04)	1.59	1.55	—	—	—
Year Ended June 30, 2023	17.34	(0.03)	2.49	2.46	—	(0.07)	(0.07)
Year Ended June 30, 2022	31.17	(0.11)	(10.44)	(10.55)	—	(3.28)	(3.28)
Year Ended June 30, 2021	22.21	(0.13)	10.99	10.86	(0.08)	(1.82)	(1.90)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

60

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$21.74	3.06%	$1,692,506	0.74%	(0.27)%	0.75%	48%
21.28	7.86	2,026,911	0.74	(0.20)	0.75	43
19.73	14.20	2,460,861	0.74	(0.17)	0.76	33
17.34	(37.07)	2,380,212	0.74	(0.44)	0.76	35
31.17	49.40	3,794,115	0.74	(0.45)	0.74	52

61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Value Fund
Class A
Year Ended June 30, 2025	$24.62	$0.16	$0.88	$1.04	$(0.22)	$(1.62)	$(1.84)
Year Ended June 30, 2024	22.44	0.18	2.35	2.53	(0.31)	(0.04)	(0.35)
Year Ended June 30, 2023	22.93	0.21	1.58	1.79	(0.25)	(2.03)	(2.28)
Year Ended June 30, 2022	32.06	0.12	(4.25)	(4.13)	(0.13)	(4.87)	(5.00)
Year Ended June 30, 2021	18.48	0.12	13.59	13.71	(0.13)	—	(0.13)
Class C
Year Ended June 30, 2025	17.40	0.02	0.66	0.68	(0.17)	(1.62)	(1.79)
Year Ended June 30, 2024	15.99	0.04	1.67	1.71	(0.26)	(0.04)	(0.30)
Year Ended June 30, 2023	16.97	0.07	1.17	1.24	(0.19)	(2.03)	(2.22)
Year Ended June 30, 2022	25.08	(0.02)	(3.14)	(3.16)	(0.08)	(4.87)	(4.95)
Year Ended June 30, 2021	14.52	0.01	10.64	10.65	(0.09)	—	(0.09)
Class I
Year Ended June 30, 2025	27.19	0.25	0.95	1.20	(0.27)	(1.62)	(1.89)
Year Ended June 30, 2024	24.73	0.26	2.60	2.86	(0.36)	(0.04)	(0.40)
Year Ended June 30, 2023	25.05	0.30	1.71	2.01	(0.30)	(2.03)	(2.33)
Year Ended June 30, 2022	34.53	0.23	(4.65)	(4.42)	(0.19)	(4.87)	(5.06)
Year Ended June 30, 2021	19.88	0.21	14.62	14.83	(0.18)	—	(0.18)
Class R2
Year Ended June 30, 2025	24.14	0.09	0.85	0.94	(0.16)	(1.62)	(1.78)
Year Ended June 30, 2024	22.02	0.10	2.32	2.42	(0.26)	(0.04)	(0.30)
Year Ended June 30, 2023	22.54	0.15	1.55	1.70	(0.19)	(2.03)	(2.22)
Year Ended June 30, 2022	31.62	0.05	(4.17)	(4.12)	(0.09)	(4.87)	(4.96)
Year Ended June 30, 2021	18.25	0.06	13.41	13.47	(0.10)	—	(0.10)
Class R3
Year Ended June 30, 2025	24.56	0.15	0.88	1.03	(0.21)	(1.62)	(1.83)
Year Ended June 30, 2024	22.38	0.16	2.35	2.51	(0.29)	(0.04)	(0.33)
Year Ended June 30, 2023	22.88	0.21	1.57	1.78	(0.25)	(2.03)	(2.28)
Year Ended June 30, 2022	32.00	0.13	(4.24)	(4.11)	(0.14)	(4.87)	(5.01)
Year Ended June 30, 2021	18.45	0.13	13.56	13.69	(0.14)	—	(0.14)
Class R4
Year Ended June 30, 2025	27.24	0.27	0.92	1.19	(0.26)	(1.62)	(1.88)
Year Ended June 30, 2024	24.73	0.22	2.62	2.84	(0.29)	(0.04)	(0.33)
Year Ended June 30, 2023	25.05	0.29	1.72	2.01	(0.30)	(2.03)	(2.33)
Year Ended June 30, 2022	34.52	0.22	(4.63)	(4.41)	(0.19)	(4.87)	(5.06)
Year Ended June 30, 2021	19.88	0.22	14.61	14.83	(0.19)	—	(0.19)
Class R5
Year Ended June 30, 2025	27.23	0.28	0.96	1.24	(0.30)	(1.62)	(1.92)
Year Ended June 30, 2024	24.77	0.28	2.61	2.89	(0.39)	(0.04)	(0.43)
Year Ended June 30, 2023	25.09	0.35	1.70	2.05	(0.34)	(2.03)	(2.37)
Year Ended June 30, 2022	34.56	0.25	(4.63)	(4.38)	(0.22)	(4.87)	(5.09)
Year Ended June 30, 2021	19.89	0.24	14.64	14.88	(0.21)	—	(0.21)
Class R6
Year Ended June 30, 2025	27.29	0.31	0.96	1.27	(0.33)	(1.62)	(1.95)
Year Ended June 30, 2024	24.83	0.31	2.61	2.92	(0.42)	(0.04)	(0.46)
Year Ended June 30, 2023	25.14	0.36	1.72	2.08	(0.36)	(2.03)	(2.39)
Year Ended June 30, 2022	34.62	0.29	(4.66)	(4.37)	(0.24)	(4.87)	(5.11)
Year Ended June 30, 2021	19.92	0.27	14.66	14.93	(0.23)	—	(0.23)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

62

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$23.82	3.63%	$115,496	1.19%	0.66%	1.28%	72%
24.62	11.39	128,868	1.19	0.75	1.28	61
22.44	7.77	133,755	1.22	0.91	1.28	79
22.93	(15.16)	149,658	1.27	0.41	1.27	56
32.06	74.48	200,857	1.26	0.48	1.26	78

16.29	3.08	1,819	1.69	0.13	1.82	72
17.40	10.86	3,063	1.69	0.23	1.81	61
15.99	7.24	4,518	1.71	0.41	1.78	79
16.97	(15.55)	5,633	1.74	(0.07)	1.78	56
25.08	73.59	8,518	1.73	0.04	1.78	78

26.50	3.90	169,097	0.94	0.92	1.01	72
27.19	11.70	178,662	0.94	0.99	1.01	61
24.73	8.03	200,551	0.96	1.17	1.01	79
25.05	(14.92)	233,127	0.99	0.74	1.01	56
34.53	74.94	232,544	0.99	0.76	1.01	78

23.30	3.31	21,921	1.49	0.36	1.60	72
24.14	11.07	24,215	1.49	0.45	1.60	61
22.02	7.49	25,900	1.49	0.65	1.59	79
22.54	(15.36)	24,815	1.49	0.19	1.57	56
31.62	74.05	34,800	1.48	0.26	1.58	78

23.76	3.61	13,626	1.24	0.61	1.30	72
24.56	11.35	13,606	1.24	0.69	1.30	61
22.38	7.73	16,360	1.24	0.90	1.29	79
22.88	(15.14)	14,635	1.24	0.45	1.28	56
32.00	74.49	17,272	1.23	0.50	1.28	78

26.55	3.87	133	0.99	0.97	1.18	72
27.24	11.60	92	0.99	0.86	1.01	61
24.73	8.00	23,193	0.99	1.15	1.01	79
25.05	(14.90)	22,156	0.99	0.70	1.01	56
34.52	74.92	28,524	0.98	0.69	1.00	78

26.55	4.03	18,385	0.84	1.01	0.87	72
27.23	11.78	24,300	0.84	1.10	0.86	61
24.77	8.16	107,200	0.84	1.40	0.86	79
25.09	(14.80)	42,404	0.86	0.81	0.86	56
34.56	75.16	58,262	0.86	0.87	0.86	78

26.61	4.13	842,663	0.74	1.11	0.76	72
27.29	11.88	901,005	0.74	1.20	0.76	61
24.83	8.28	875,055	0.74	1.39	0.76	79
25.14	(14.73)	798,822	0.76	0.94	0.76	56
34.62	75.36	929,661	0.76	0.98	0.76	78

63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SMID Cap Equity Fund
Class A
Year Ended June 30, 2025	$15.27	$0.02	$1.04	$1.06	$(0.03)	$(0.12)	$(0.15)
Year Ended June 30, 2024	14.45	0.04	0.83	0.87	(0.05)	—	(0.05)
Year Ended June 30, 2023	14.91	0.03	1.31	1.34	—	(1.80)	(1.80)
Year Ended June 30, 2022	21.12	(0.04)	(1.97)	(2.01)	—	(4.20)	(4.20)
Year Ended June 30, 2021	15.52	0.01	6.32	6.33	(0.10)	(0.63)	(0.73)
Class C
Year Ended June 30, 2025	10.22	(0.04)	0.70	0.66	—	(0.12)	(0.12)
Year Ended June 30, 2024	9.69	(0.02)	0.56	0.54	(0.01)	—	(0.01)
Year Ended June 30, 2023	10.61	(0.03)	0.91	0.88	—	(1.80)	(1.80)
Year Ended June 30, 2022	16.25	(0.10)	(1.34)	(1.44)	—	(4.20)	(4.20)
Year Ended June 30, 2021	12.08	(0.06)	4.89	4.83	(0.03)	(0.63)	(0.66)
Class I
Year Ended June 30, 2025	17.05	0.07	1.16	1.23	(0.06)	(0.12)	(0.18)
Year Ended June 30, 2024	16.13	0.09	0.91	1.00	(0.08)	—	(0.08)
Year Ended June 30, 2023	16.43	0.07	1.46	1.53	(0.03)	(1.80)	(1.83)
Year Ended June 30, 2022	22.81	0.01	(2.19)	(2.18)	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.71	0.06	6.82	6.88	(0.15)	(0.63)	(0.78)
Class R3
Year Ended June 30, 2025	15.25	0.02	1.04	1.06	(0.03)	(0.12)	(0.15)
Year Ended June 30, 2024	14.41	0.05	0.82	0.87	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.88	0.03	1.30	1.33	—	(1.80)	(1.80)
Year Ended June 30, 2022	21.08	(0.04)	(1.96)	(2.00)	—	(4.20)	(4.20)
Year Ended June 30, 2021	15.41	0.03	6.27	6.30	—	(0.63)	(0.63)
Class R4
Year Ended June 30, 2025	16.95	0.07	1.15	1.22	(0.05)	(0.12)	(0.17)
Year Ended June 30, 2024	16.04	0.08	0.92	1.00	(0.09)	—	(0.09)
Year Ended June 30, 2023	16.33	0.07	1.46	1.53	(0.02)	(1.80)	(1.82)
Year Ended June 30, 2022	22.70	—	(2.17)	(2.17)	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.64	0.05	6.79	6.84	(0.15)	(0.63)	(0.78)
Class R6
Year Ended June 30, 2025	17.13	0.11	1.17	1.28	(0.11)	(0.12)	(0.23)
Year Ended June 30, 2024	16.20	0.13	0.93	1.06	(0.13)	—	(0.13)
Year Ended June 30, 2023	16.49	0.13	1.45	1.58	(0.07)	(1.80)	(1.87)
Year Ended June 30, 2022	22.83	0.06	(2.20)	(2.14)	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.73	0.11	6.82	6.93	(0.20)	(0.63)	(0.83)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

64

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$16.18	6.85%	$120,929	1.09%	0.13%	1.21%	40%
15.27	6.05	127,313	1.09	0.27	1.22	39
14.45	9.53	132,676	1.10	0.19	1.23	32
14.91	(13.00)	135,382	1.14	(0.22)	1.21	24
21.12	41.59	171,962	1.11	0.06	1.20	122

10.76	6.34	6,654	1.58	(0.37)	1.71	40
10.22	5.53	8,263	1.59	(0.23)	1.72	39
9.69	9.02	12,464	1.61	(0.32)	1.72	32
10.61	(13.45)	16,342	1.64	(0.72)	1.71	24
16.25	40.87	22,348	1.60	(0.42)	1.69	122

18.10	7.16	83,774	0.84	0.38	0.95	40
17.05	6.24	91,835	0.84	0.52	0.96	39
16.13	9.83	106,068	0.86	0.44	0.97	32
16.43	(12.76)	120,273	0.89	0.03	0.95	24
22.81	41.95	148,567	0.86	0.29	0.94	122

16.16	6.88	966	1.09	0.14	1.25	40
15.25	6.04	862	1.09	0.31	1.26	39
14.41	9.49	1,369	1.11	0.19	1.21	32
14.88	(12.98)	1,489	1.14	(0.23)	1.20	24
21.08	41.57	2,223	1.08	0.20	1.18	122

18.00	7.15	240	0.84	0.38	0.95	40
16.95	6.24	272	0.84	0.51	1.09	39
16.04	9.87	251	0.85	0.45	0.96	32
16.33	(12.79)	222	0.89	(0.02)	0.94	24
22.70	41.87	1,146	0.86	0.26	0.93	122

18.18	7.40	121,594	0.59	0.62	0.69	40
17.13	6.55	164,656	0.59	0.77	0.70	39
16.20	10.15	84,313	0.60	0.78	0.71	32
16.49	(12.56)	37,375	0.64	0.27	0.70	24
22.83	42.21	73,530	0.60	0.57	0.68	122

65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Small Company Fund
Class A
Year Ended June 30, 2025	$17.57	$0.02	$0.57	$0.59	$(0.02)	$(1.40)	$(1.42)
Year Ended June 30, 2024	15.77	0.02	1.81	1.83	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.62	0.04	1.99	2.03	(0.03)	(0.85)	(0.88)
Year Ended June 30, 2022	23.54	(0.01)	(3.59)	(3.60)	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.84	(0.01)	9.26	9.25	(0.04)	(0.51)	(0.55)
Class C
Year Ended June 30, 2025	15.84	(0.07)	0.54	0.47	—	(1.40)	(1.40)
Year Ended June 30, 2024	14.27	(0.06)	1.63	1.57	—	—	—
Year Ended June 30, 2023	13.34	(0.04)	1.82	1.78	—	(0.85)	(0.85)
Year Ended June 30, 2022	22.04	(0.11)	(3.27)	(3.38)	—	(5.32)	(5.32)
Year Ended June 30, 2021	13.96	(0.10)	8.69	8.59	—	(0.51)	(0.51)
Class I
Year Ended June 30, 2025	18.32	0.06	0.59	0.65	(0.06)	(1.40)	(1.46)
Year Ended June 30, 2024	16.44	0.06	1.89	1.95	(0.07)	—	(0.07)
Year Ended June 30, 2023	15.21	0.08	2.07	2.15	(0.07)	(0.85)	(0.92)
Year Ended June 30, 2022	24.21	0.04	(3.72)	(3.68)	—	(5.32)	(5.32)
Year Ended June 30, 2021	15.25	0.04	9.51	9.55	(0.08)	(0.51)	(0.59)
Class L
Year Ended June 30, 2025	18.31	0.08	0.60	0.68	(0.09)	(1.40)	(1.49)
Year Ended June 30, 2024	16.43	0.08	1.89	1.97	(0.09)	—	(0.09)
Year Ended June 30, 2023	15.20	0.10	2.07	2.17	(0.09)	(0.85)	(0.94)
Year Ended June 30, 2022	24.18	0.07	(3.71)	(3.64)	(0.02)	(5.32)	(5.34)
Year Ended June 30, 2021	15.23	0.07	9.51	9.58	(0.12)	(0.51)	(0.63)
Class R2
Year Ended June 30, 2025	16.86	(0.03)	0.54	0.51	—	(1.40)	(1.40)
Year Ended June 30, 2024	15.15	(0.03)	1.74	1.71	—	—	—
Year Ended June 30, 2023	14.08	—	1.92	1.92	—	(0.85)	(0.85)
Year Ended June 30, 2022	22.92	(0.06)	(3.46)	(3.52)	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.48	(0.06)	9.02	8.96	(0.01)	(0.51)	(0.52)
Class R3
Year Ended June 30, 2025	17.38	0.01	0.57	0.58	(0.02)	(1.40)	(1.42)
Year Ended June 30, 2024	15.60	0.01	1.80	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.48	0.04	1.96	2.00	(0.03)	(0.85)	(0.88)
Year Ended June 30, 2022	23.36	(0.01)	(3.55)	(3.56)	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.74	(0.01)	9.20	9.19	(0.06)	(0.51)	(0.57)
Class R4
Year Ended June 30, 2025	18.15	0.06	0.59	0.65	(0.06)	(1.40)	(1.46)
Year Ended June 30, 2024	16.29	0.06	1.86	1.92	(0.06)	—	(0.06)
Year Ended June 30, 2023	15.08	0.08	2.05	2.13	(0.07)	(0.85)	(0.92)
Year Ended June 30, 2022	24.05	0.04	(3.69)	(3.65)	—	(5.32)	(5.32)
Year Ended June 30, 2021	15.16	0.04	9.46	9.50	(0.10)	(0.51)	(0.61)
Class R5
Year Ended June 30, 2025	18.23	0.08	0.59	0.67	(0.09)	(1.40)	(1.49)
Year Ended June 30, 2024	16.36	0.09	1.88	1.97	(0.10)	—	(0.10)
Year Ended June 30, 2023	15.15	0.11	2.05	2.16	(0.10)	(0.85)	(0.95)
Year Ended June 30, 2022	24.13	0.07	(3.71)	(3.64)	(0.02)	(5.32)	(5.34)
Year Ended June 30, 2021	15.20	0.07	9.49	9.56	(0.12)	(0.51)	(0.63)

66

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$16.74	2.71%	$110,598	1.19%	0.09%	1.22%	104%
17.57	11.63	114,030	1.19	0.12	1.23	61
15.77	14.22	106,876	1.20	0.26	1.23	83
14.62	(19.61)	103,884	1.22	(0.06)	1.22	66
23.54	63.19	135,165	1.22	(0.03)	1.22	94

14.91	2.22	3,134	1.69	(0.42)	1.76	104
15.84	11.00	5,231	1.69	(0.40)	1.76	61
14.27	13.66	8,203	1.71	(0.27)	1.75	83
13.34	(20.00)	12,408	1.73	(0.59)	1.73	66
22.04	62.34	22,386	1.73	(0.56)	1.73	94

17.51	2.93	138,452	0.94	0.33	0.97	104
18.32	11.88	165,043	0.94	0.36	0.97	61
16.44	14.47	180,955	0.95	0.51	0.97	83
15.21	(19.36)	159,356	0.97	0.19	0.97	66
24.21	63.52	216,248	0.96	0.21	0.97	94

17.50	3.06	222,094	0.81	0.46	0.81	104
18.31	12.03	230,481	0.82	0.49	0.82	61
16.43	14.63	216,963	0.82	0.63	0.82	83
15.20	(19.22)	226,823	0.81	0.34	0.81	66
24.18	63.78	317,162	0.81	0.37	0.81	94

15.97	2.33	41,978	1.48	(0.20)	1.48	104
16.86	11.29	41,337	1.48	(0.18)	1.49	61
15.15	13.95	39,461	1.49	(0.03)	1.49	83
14.08	(19.82)	33,542	1.48	(0.32)	1.48	66
22.92	62.71	43,496	1.48	(0.31)	1.48	94

16.54	2.66	39,960	1.21	0.06	1.22	104
17.38	11.62	38,072	1.22	0.09	1.22	61
15.60	14.16	34,230	1.22	0.24	1.22	83
14.48	(19.58)	29,731	1.22	(0.05)	1.22	66
23.36	63.20	36,745	1.21	(0.04)	1.21	94

17.34	2.95	6,088	0.96	0.31	0.97	104
18.15	11.84	6,267	0.97	0.34	0.97	61
16.29	14.49	5,662	0.96	0.50	0.97	83
15.08	(19.37)	9,072	0.96	0.20	0.97	66
24.05	63.52	11,590	0.97	0.20	0.98	94

17.41	3.04	27,889	0.81	0.46	0.81	104
18.23	12.05	23,532	0.82	0.52	0.82	61
16.36	14.63	12,461	0.82	0.68	0.82	83
15.15	(19.25)	4,634	0.81	0.33	0.81	66
24.13	63.83	9,804	0.81	0.35	0.81	94

67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Small Company Fund (continued)
Class R6
Year Ended June 30, 2025	$18.33	$0.10	$0.59	$0.69	$(0.10)	$(1.40)	$(1.50)
Year Ended June 30, 2024	16.44	0.10	1.90	2.00	(0.11)	—	(0.11)
Year Ended June 30, 2023	15.21	0.12	2.07	2.19	(0.11)	(0.85)	(0.96)
Year Ended June 30, 2022	24.20	0.09	(3.72)	(3.63)	(0.04)	(5.32)	(5.36)
Year Ended June 30, 2021	15.25	0.09	9.51	9.60	(0.14)	(0.51)	(0.65)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

68

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$17.52	3.16%	$329,921	0.72%	0.56%	0.72%	104%
18.33	12.18	335,591	0.72	0.58	0.72	61
16.44	14.76	328,481	0.72	0.73	0.72	83
15.21	(19.18)	290,297	0.72	0.45	0.72	66
24.20	63.87	349,316	0.71	0.46	0.72	94

69

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Small Cap Blend Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Small Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Small Cap Growth Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Small Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan SMID Cap Equity Fund	Class A, Class C, Class I, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan U.S. Small Company Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Small Cap Blend Fund (“Small Cap Blend Fund”) and JPMorgan Small Cap Equity Fund (“Small Cap Equity Fund”) is to seek capital growth over the long term.
The investment objective of JPMorgan Small Cap Growth Fund (“Small Cap Growth Fund”) is to seek long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.
The investment objective of JPMorgan Small Cap Value Fund (“Small Cap Value Fund”) is to seek long-term capital growth primarily by investing in equity securities of small-capitalization companies.
The investment objective of JPMorgan SMID Cap Equity Fund (“SMID Cap Equity Fund”) is to seek long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
The investment objective of JPMorgan U.S. Small Company Fund (“U.S. Small Company Fund”) is to seek to provide high total return from a portfolio of small company stocks.
All share classes of Small Cap Growth Fund and Class L Shares of U.S. Small Company Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of Small Cap Growth Fund and Class L Shares of the U.S. Small Company Fund unless they meet certain requirements as described in the Small Cap Growth Fund's and U.S. Small Company Fund's prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

70	J.P. Morgan Small Cap Funds	June 30, 2025

Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Small Cap Blend Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,509,814	$—	$—	$1,509,814

(a)	Please refer to the SOI for specifics of portfolio holdings.

Small Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,901,373	$—	$—	$3,901,373

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2025	J.P. Morgan Small Cap Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Small Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,356,479	$—	$—	$3,356,479

(a)	Please refer to the SOI for specifics of portfolio holdings.

Small Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,235,045	$—	$—	$1,235,045
Appreciation in Other Financial Instruments
Futures Contracts (a)	$872	$—	$—	$872

(a)	Please refer to the SOI for specifics of portfolio holdings.

SMID Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$336,700	$—	$—	$336,700

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Small Company Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$9,783	$—	$—	$9,783
Air Freight & Logistics	546	—	—	546
Automobile Components	16,074	—	—	16,074
Banks	93,813	—	—	93,813
Beverages	2,251	—	—	2,251
Biotechnology	72,511	—	— (a)	72,511
Building Products	11,025	—	—	11,025
Capital Markets	16,181	—	—	16,181
Chemicals	18,400	—	—	18,400
Commercial Services & Supplies	16,759	—	—	16,759
Communications Equipment	7,855	—	—	7,855
Construction & Engineering	41,422	—	—	41,422
Consumer Finance	10,883	—	—	10,883
Consumer Staples Distribution & Retail	4,595	—	—	4,595
Containers & Packaging	3,697	—	—	3,697
Distributors	975	—	—	975
Diversified Consumer Services	19,360	—	—	19,360
Diversified REITs	7,243	—	—	7,243
Diversified Telecommunication Services	3,493	—	—	3,493
Electric Utilities	5,774	—	—	5,774
Electrical Equipment	11,335	—	—	11,335

72	J.P. Morgan Small Cap Funds	June 30, 2025

U.S. Small Company Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic Equipment, Instruments & Components	$21,140	$—	$—	$21,140
Energy Equipment & Services	14,883	—	—	14,883
Entertainment	2,359	—	—	2,359
Financial Services	29,694	—	—	29,694
Food Products	9,830	—	—	9,830
Gas Utilities	10,259	—	—	10,259
Ground Transportation	1,305	—	—	1,305
Health Care Equipment & Supplies	34,917	—	—	34,917
Health Care Providers & Services	25,717	—	—	25,717
Health Care REITs	4,886	—	—	4,886
Health Care Technology	3,206	—	—	3,206
Hotel & Resort REITs	9,859	—	—	9,859
Hotels, Restaurants & Leisure	23,414	—	—	23,414
Household Durables	11,468	—	—	11,468
Household Products	1,140	—	—	1,140
Independent Power and Renewable Electricity Producers	1,755	—	—	1,755
Industrial REITs	2,582	—	—	2,582
Insurance	12,015	—	—	12,015
Interactive Media & Services	6,351	—	—	6,351
IT Services	6,828	—	—	6,828
Leisure Products	3,144	—	—	3,144
Life Sciences Tools & Services	4,031	—	— (a)	4,031
Machinery	16,123	—	—	16,123
Marine Transportation	3,715	—	—	3,715
Media	10,782	—	—	10,782
Metals & Mining	14,549	—	—	14,549
Mortgage Real Estate Investment Trusts (REITs)	6,407	—	—	6,407
Multi-Utilities	4,267	—	—	4,267
Office REITs	7,395	—	—	7,395
Oil, Gas & Consumable Fuels	26,004	—	—	26,004
Passenger Airlines	3,093	—	—	3,093
Personal Care Products	2,961	—	—	2,961
Pharmaceuticals	7,089	—	—	7,089
Professional Services	17,967	—	—	17,967
Real Estate Management & Development	2,798	—	—	2,798
Residential REITs	2,083	—	—	2,083
Retail REITs	7,565	—	—	7,565
Semiconductors & Semiconductor Equipment	27,310	—	—	27,310
Software	57,909	—	—	57,909
Specialized REITs	4,635	—	—	4,635
Specialty Retail	18,373	—	—	18,373
Technology Hardware, Storage & Peripherals	6,566	—	—	6,566
Textiles, Apparel & Luxury Goods	5,025	—	—	5,025
Trading Companies & Distributors	21,487	—	—	21,487
Water Utilities	3,625	—	—	3,625
Wireless Telecommunication Services	2,277	—	—	2,277
Total Common Stocks	894,763	—	— (a)	894,763

June 30, 2025	J.P. Morgan Small Cap Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
U.S. Small Company Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$56,037	$—	$—	$56,037
Investment of Cash Collateral from Securities Loaned	44,768	—	—	44,768
Total Short-Term Investments	100,805	—	—	100,805
Total Investments in Securities	$995,568	$—	$— (a)	$995,568
Appreciation in Other Financial Instruments
Futures Contracts	$829	$—	$—	$829

(a)	Amount rounds to less than one thousand.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2025, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

74	J.P. Morgan Small Cap Funds	June 30, 2025

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Small Cap Blend Fund	$29,596	$(29,338)**	$258
Small Cap Equity Fund	60,311	(60,311)	—
Small Cap Growth Fund	114,322	(112,363)**	1,959
Small Cap Value Fund	27,627	(27,391)**	236
SMID Cap Equity Fund	2,479	(2,479)	—
U.S. Small Company Fund	42,179	(42,179)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
**	Subsequent to June 30, 2025, additional collateral was received.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2025, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Small Cap Blend Fund	$1
Small Cap Equity Fund	2
Small Cap Growth Fund	2
Small Cap Value Fund	— (a)
SMID Cap Equity Fund	— (a)
U.S. Small Company Fund	1

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Small Cap Blend Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$28,927	$355,429	$350,797	$— (c)	$2	$33,561	33,555	$1,716	$—

June 30, 2025	J.P. Morgan Small Cap Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Small Cap Blend Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	$43,749	$205,426	$219,840	$2 *	$1	$29,338	29,338	$859 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	5,016	20,318	25,334	—	—	—	—	46 *	—
Total	$77,692	$581,173	$595,971	$2	$3	$62,899		$2,621	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Equity Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$105,873	$1,265,169	$1,192,756	$(9)	$8	$178,285	178,249	$6,317	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	98,969	430,766	467,527	(9)*	16	62,215	62,215	2,036 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	12,494	50,141	62,635	—	—	—	—	107 *	—
Total	$217,336	$1,746,076	$1,722,918	$(18)	$24	$240,500		$8,460	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Growth Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$38,017	$972,435	$934,340	$(3)	$2	$76,111	76,096	$2,353	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	106,008	746,241	739,893	2 *	5	112,363	112,363	2,922 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	11,985	40,968	52,953	—	—	—	—	103 *	—
Total	$156,010	$1,759,644	$1,727,186	$(1)	$7	$188,474		$5,378	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

76	J.P. Morgan Small Cap Funds	June 30, 2025

Small Cap Value Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$24,344	$570,221	$536,009	$2	$—	$58,558	58,546	$1,422	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	26,589	221,142	220,343	1 *	2	27,391	27,391	849 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	3,925	15,618	19,543	—	—	—	—	26 *	—
Total	$54,858	$806,981	$775,895	$3	$2	$85,949		$2,297	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

SMID Cap Equity Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$12,501	$139,929	$144,499	$3	$(1)	$7,933	7,932	$444	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	—	24,583	22,028	—	—	2,555	2,555	25 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	—	7,430	7,430	—	—	—	—	3 *	—
Total	$12,501	$171,942	$173,957	$3	$(1)	$10,488		$472	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Small Company Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$10,540	$516,138	$470,649	$7	$1	$56,037	56,026	$1,035	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.40% (a) (b)	49,584	260,936	265,756	3 *	1	44,768	44,768	1,429 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	6,112	21,013	27,125	—	—	—	—	44 *	—
Total	$66,236	$798,087	$763,530	$10	$2	$100,805		$2,508	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

June 30, 2025	J.P. Morgan Small Cap Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Futures Contracts— Small Cap Value Fund and U.S. Small Company Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2025 (amounts in thousands, except number of contracts):
	Small Cap Value Fund	U.S. Small Company Fund
Futures Contracts:
Average Notional Balance Long	$31,349	$20,877
Ending Notional Balance Long	32,535	25,086
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

78	J.P. Morgan Small Cap Funds	June 30, 2025

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Small Cap Blend Fund
Transfer agency fees	$26	$4	$7	n/a	n/a	n/a	n/a	n/a	$3	$40
Small Cap Equity Fund
Transfer agency fees	14	2	118	n/a	$2	$— (a)	$— (a)	$9	31	176
Small Cap Growth Fund
Transfer agency fees	41	4	13	$6	4	2	— (a)	1	63	134
Small Cap Value Fund
Transfer agency fees	31	1	7	n/a	23	6	— (a)	2	33	103
SMID Cap Equity Fund
Transfer agency fees	29	1	8	n/a	n/a	— (a)	— (a)	n/a	4	42
U.S. Small Company Fund
Transfer agency fees	12	2	9	5	7	2	— (a)	— (a)	18	55

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually, except for Small Cap Value Fund, for which distributions are generally declared and paid at least quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Small Cap Blend Fund	$—	$5,483	$(5,483)
Small Cap Equity Fund	59,805	—	(59,805)
Small Cap Growth Fund	—	27,841	(27,841)
Small Cap Value Fund	6,269	101	(6,370)
U.S. Small Company Fund	—	(32)	32
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and tax equalization.

June 30, 2025	J.P. Morgan Small Cap Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
J. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Small Cap Blend Fund	0.65%
Small Cap Equity Fund	0.65
Small Cap Growth Fund	0.65
Small Cap Value Fund	0.65
SMID Cap Equity Fund	0.55
U.S. Small Company Fund	0.60
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2025, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Small Cap Blend Fund	0.25%	0.75%	n/a	n/a
Small Cap Equity Fund	0.25	0.75	0.50%	0.25%
Small Cap Growth Fund	0.25	0.75	0.50	0.25
Small Cap Value Fund	0.25	0.75	0.50	0.25
SMID Cap Equity Fund	0.25	0.75	n/a	0.25
U.S. Small Company Fund	0.25	0.75	0.50	0.25

80	J.P. Morgan Small Cap Funds	June 30, 2025

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Small Cap Blend Fund	$52	$— (a)
Small Cap Equity Fund	17	—
Small Cap Growth Fund	7	—
Small Cap Value Fund	4	—
SMID Cap Equity Fund	8	1
U.S. Small Company Fund	6	1

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Small Cap Blend Fund	0.25%	0.25%	0.25%	n/a	n/a	n/a	n/a	n/a
Small Cap Equity Fund	0.25	0.25	0.25	n/a	0.25%	0.25%	0.25%	0.10%
Small Cap Growth Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Small Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
SMID Cap Equity Fund	0.25	0.25	0.25	n/a	n/a	0.25	0.25	n/a
U.S. Small Company Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Small Cap Blend Fund	1.24%	1.74%	0.99%	n/a	n/a	n/a	n/a	0.74%
Small Cap Equity Fund	n/a	n/a	0.99	1.49%	n/a	0.99%	0.80%	n/a
Small Cap Growth Fund	1.24	1.74	0.99	1.49	1.24%	0.99	0.84	0.74
Small Cap Value Fund	1.19	1.69	0.94	1.49	1.24	0.99	0.84	0.74
SMID Cap Equity Fund	1.09	1.59	0.84	n/a	1.09	0.84	n/a	0.59
U.S. Small Company Fund	1.19	1.69	0.94	n/a	n/a	n/a	n/a	n/a

June 30, 2025	J.P. Morgan Small Cap Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The expense limitation agreements were in effect for the year ended June 30, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
For the year ended June 30, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Small Cap Blend Fund	$172	$115	$34	$321	$1
Small Cap Equity Fund	—	—	377	377	—
Small Cap Growth Fund	107	71	65	243	63
Small Cap Value Fund	176	117	210	503	4
SMID Cap Equity Fund	245	163	38	446	3
U.S. Small Company Fund	—	—	89	89	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2025 were as follows:

Small Cap Blend Fund	$39
Small Cap Equity Fund	139
Small Cap Growth Fund	55
Small Cap Value Fund	33
SMID Cap Equity Fund	10
U.S. Small Company Fund	22
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2025, Small Cap Blend Fund, Small Cap Equity Fund, Small Cap Growth Fund and SMID Cap Equity Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Small Cap Blend Fund	$33
Small Cap Growth Fund	56
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

82	J.P. Morgan Small Cap Funds	June 30, 2025

4. Investment Transactions
During the year ended June 30, 2025, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Small Cap Blend Fund	$732,831	$733,009
Small Cap Equity Fund	1,088,258	2,134,579
Small Cap Growth Fund	1,668,904	2,148,408
Small Cap Value Fund	889,830	996,016
SMID Cap Equity Fund	155,312	235,941
U.S. Small Company Fund	994,564	1,055,087
During the year ended June 30, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Blend Fund	$1,315,040	$291,173	$96,399	$194,774
Small Cap Equity Fund	2,795,207	1,290,013	183,847	1,106,166
Small Cap Growth Fund	2,893,430	712,003	248,954	463,049
Small Cap Value Fund	1,105,253	196,312	65,648	130,664
SMID Cap Equity Fund	276,659	75,448	15,407	60,041
U.S. Small Company Fund	874,187	173,536	51,326	122,210
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments, certain derivatives and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Small Cap Blend Fund	$15,853	$—	$15,853
Small Cap Equity Fund	45,035	365,707	410,742
Small Cap Growth Fund	28,295	273	28,568
Small Cap Value Fund	17,690	68,391	86,081
SMID Cap Equity Fund	4,056	378	4,434
U.S. Small Company Fund	8,014	70,658	78,672

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2025	J.P. Morgan Small Cap Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Small Cap Blend Fund	$6,036	$—	$6,036
Small Cap Equity Fund	48,340	171,806	220,146
Small Cap Value Fund	20,731	2,214	22,945
SMID Cap Equity Fund	1,685	—	1,685
U.S. Small Company Fund	4,171	—	4,171

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Small Cap Blend Fund	$1,962	$38,382	$194,774
Small Cap Equity Fund	18,431	296,626	1,106,166
Small Cap Growth Fund	—	—	463,049
Small Cap Value Fund	1,468	64,742	130,664
SMID Cap Equity Fund	2,020	10,179	60,041
U.S. Small Company Fund	1,404	51,566	122,210

The cumulative timing differences primarily consist of tax adjustments on certain investments, certain derivatives, ordinary loss deferrals and wash sale loss deferrals.
As of June 30, 2025, the Funds did not have any net capital loss carryforwards.
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the following Funds deferred to July 1, 2025 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)	Specified Ordinary Losses	Late Year Ordinary Loss Deferral
	Short-Term
Small Cap Blend Fund	$9,278	$3,379	$—
Small Cap Growth Fund	812	15,976	7,636
U.S. Small Company Fund	44,792	221	—
During the year ended June 30, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Small Cap Blend Fund	$6,537	$23,052
Small Cap Growth Fund	—	241,596
SMID Cap Equity Fund	—	4,863
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates

84	J.P. Morgan Small Cap Funds	June 30, 2025

beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2025, the Funds had individual shareholder and/or affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Small Cap Blend Fund	—	— %	1	64.6%
Small Cap Equity Fund	—	—	1	17.6
Small Cap Growth Fund	—	—	2	34.6
Small Cap Value Fund	—	—	1	19.2
SMID Cap Equity Fund	1	33.7	1	19.6
U.S. Small Company Fund	—	—	3	44.9
As of June 30, 2025, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Small Cap Value Fund	12.6%	14.1%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.

June 30, 2025	J.P. Morgan Small Cap Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Because the Funds invest in Real Estate Investment Trusts ("REITs"), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
The Funds invest in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

86	J.P. Morgan Small Cap Funds	June 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Small Cap Blend Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan SMID Cap Equity Fund and JPMorgan U.S. Small Company Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Small Cap Blend Fund, JPMorgan Small Cap Equity Fund and JPMorgan U.S. Small Company Fund (three of the funds constituting JPMorgan Trust I) and JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund and JPMorgan SMID Cap Equity Fund (three of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the five years in the period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 22, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2025	J.P. Morgan Small Cap Funds	87

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2025:
Dividends Received Deduction
JPMorgan Small Cap Blend Fund	93.40%
JPMorgan Small Cap Equity Fund	85.54
JPMorgan Small Cap Growth Fund	39.70
JPMorgan Small Cap Value Fund	86.18
JPMorgan SMID Cap Equity Fund	86.72
JPMorgan U.S. Small Company Fund	97.83
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2025:
Long-Term Capital Gain Distribution
JPMorgan Small Cap Equity Fund	$423,392
JPMorgan Small Cap Growth Fund	273
JPMorgan Small Cap Value Fund	74,660
JPMorgan SMID Cap Equity Fund	378
JPMorgan U.S. Small Company Fund	70,658
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2025:
Qualified Dividend Income
JPMorgan Small Cap Blend Fund	$15,226
JPMorgan Small Cap Equity Fund	40,347
JPMorgan Small Cap Growth Fund	11,224
JPMorgan Small Cap Value Fund	15,577
JPMorgan SMID Cap Equity Fund	3,618
JPMorgan U.S. Small Company Fund	8,014
Section 199A Income
The following funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended June 30, 2024.
Qualified Business Income
JPMorgan Small Cap Value Fund	$2,113

88	undefined	June 30, 2025

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. June 2025.
AN-SC-625

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Investor Funds
June 30, 2025
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth Fund
JPMorgan Investor Growth & Income Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 85.6%
Alternative Assets — 0.9%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,791	47,141
Fixed Income — 44.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	119,579	1,236,450
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	88,181	638,431
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,732	55,096
JPMorgan High Yield Fund Class R6 Shares (a)	31,988	209,519
JPMorgan Income Fund Class R6 Shares (a)	33,752	289,929
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,418	79,214
Total Fixed Income		2,508,639
International Equity — 4.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,636	58,187
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,772	70,687
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,634	65,106
JPMorgan International Equity Fund Class R6 Shares (a)	3,106	69,576
Total International Equity		263,556
U.S. Equity — 35.2%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,727	169,595
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	3,595	320,926
JPMorgan Large Cap Value Fund Class R6 Shares (a)	10,444	213,481
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	1,478	81,983
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	485	25,864
JPMorgan Small Cap Value Fund Class R6 Shares (a)	962	25,589
JPMorgan U.S. Equity Fund Class R6 Shares (a)	17,292	452,532
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,502	223,487
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,248	285,041
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,385	170,114
Total U.S. Equity		1,968,612
Total Investment Companies (Cost $3,700,808)		4,787,948
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 13.5%
Fixed Income — 2.8%
JPMorgan Limited Duration Bond ETF (a)	2,981	155,685
International Equity — 8.0%
JPMorgan Global Select Equity ETF (a)	2,218	142,699
JPMorgan International Research Enhanced Equity ETF (a)	4,337	306,925
Total International Equity		449,624
U.S. Equity — 2.7%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,576	152,533
Total Exchange-Traded Funds (Cost $561,743)		757,842
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b) (Cost $60,121)	60,121	60,121
Total Investments — 100.2% (Cost $4,322,672)		5,605,911
Liabilities in Excess of Other Assets — (0.2)%		(8,857)
NET ASSETS — 100.0%		5,597,054

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Investor Funds	1

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 86.5%
Alternative Assets — 1.0%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,225	41,577
Fixed Income — 62.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	126,171	1,304,602
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	83,067	601,403
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,762	42,669
JPMorgan Government Bond Fund Class R6 Shares (a)	4,157	39,993
JPMorgan High Yield Fund Class R6 Shares (a)	24,273	158,990
JPMorgan Income Fund Class R6 Shares (a)	30,381	260,973
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,337	78,454
Total Fixed Income		2,487,084
International Equity — 3.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	837	29,778
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,098	39,315
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	546	21,772
JPMorgan International Equity Fund Class R6 Shares (a)	1,775	39,750
Total International Equity		130,615
U.S. Equity — 19.8%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,599	90,724
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	1,307	116,686
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,250	66,429
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	1,046	58,006
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	343	18,304
JPMorgan Small Cap Value Fund Class R6 Shares (a)	752	20,021
JPMorgan U.S. Equity Fund Class R6 Shares (a)	5,506	144,094
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,063	94,946
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,032	92,689
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,313	89,708
Total U.S. Equity		791,607
Total Investment Companies (Cost $3,106,537)		3,450,883
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 12.5%
Fixed Income — 5.8%
JPMorgan Limited Duration Bond ETF (a)	4,444	232,091
International Equity — 5.8%
JPMorgan Global Select Equity ETF (a)	941	60,544
JPMorgan International Research Enhanced Equity ETF (a)	2,396	169,564
Total International Equity		230,108
U.S. Equity — 0.9%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	623	36,903
Total Exchange-Traded Funds (Cost $398,967)		499,102
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b) (Cost $42,523)	42,523	42,523
Total Investments — 100.1% (Cost $3,548,027)		3,992,508
Liabilities in Excess of Other Assets — (0.1)%		(3,546)
NET ASSETS — 100.0%		3,988,962

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Investor Funds	June 30, 2025

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 83.2%
Fixed Income — 12.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	44,355	458,635
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,858	85,852
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,040	25,492
JPMorgan High Yield Fund Class R6 Shares (a)	19,746	129,333
JPMorgan Income Fund Class R6 Shares (a)	3,370	28,950
Total Fixed Income		728,262
International Equity — 14.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	4,223	150,211
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,653	124,672
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,504	139,623
JPMorgan International Equity Fund Class R6 Shares (a)	11,881	266,128
JPMorgan International Focus Fund Class R6 Shares (a)	5,903	168,237
Total International Equity		848,871
U.S. Equity — 57.2%
JPMorgan Equity Income Fund Class R6 Shares (a)	7,224	182,104
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	8,405	750,269
JPMorgan Large Cap Value Fund Class R6 Shares (a)	28,435	581,209
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	2,110	117,074
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	395	21,046
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,719	72,342
JPMorgan U.S. Equity Fund Class R6 Shares (a)	30,664	802,476
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,697	330,292
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,469	431,997
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,711	182,739
Total U.S. Equity		3,471,548
Total Investment Companies (Cost $3,199,687)		5,048,681
Exchange-Traded Funds — 15.5%
International Equity — 11.4%
JPMorgan Global Select Equity ETF (a)	3,262	209,870
JPMorgan International Research Enhanced Equity ETF (a)	6,764	478,695
Total International Equity		688,565
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.1%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	4,247	251,477
Total Exchange-Traded Funds (Cost $726,355)		940,042
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b) (Cost $79,559)	79,559	79,559
Total Investments — 100.0% (Cost $4,005,601)		6,068,282
Liabilities in Excess of Other Assets — (0.0)% ^		(1,780)
NET ASSETS — 100.0%		6,066,502

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Investor Funds	3

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 86.3%
Fixed Income — 31.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	75,472	780,378
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	48,400	350,416
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,842	24,242
JPMorgan High Yield Fund Class R6 Shares (a)	26,566	174,010
JPMorgan Income Fund Class R6 Shares (a)	23,614	202,845
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	5,183	48,774
Total Fixed Income		1,580,665
International Equity — 8.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,810	99,937
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,060	76,094
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,730	68,905
JPMorgan International Equity Fund Class R6 Shares (a)	4,244	95,061
JPMorgan International Focus Fund Class R6 Shares (a)	2,396	68,288
Total International Equity		408,285
U.S. Equity — 46.5%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,339	159,803
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	5,995	535,194
JPMorgan Large Cap Value Fund Class R6 Shares (a)	15,974	326,517
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	1,401	77,724
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	485	25,837
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,192	31,708
JPMorgan U.S. Equity Fund Class R6 Shares (a)	18,738	490,383
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,128	190,141
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,867	313,271
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,372	169,582
Total U.S. Equity		2,320,160
Total Investment Companies (Cost $2,997,102)		4,309,110
Exchange-Traded Funds — 13.0%
Fixed Income — 1.0%
JPMorgan Limited Duration Bond ETF (a)	918	47,953
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — 8.6%
JPMorgan Global Select Equity ETF (a)	2,224	143,117
JPMorgan International Research Enhanced Equity ETF (a)	4,019	284,388
Total International Equity		427,505
U.S. Equity — 3.4%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,896	171,463
Total Exchange-Traded Funds (Cost $485,322)		646,921
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b) (Cost $42,229)	42,229	42,229
Total Investments — 100.1% (Cost $3,524,653)		4,998,260
Liabilities in Excess of Other Assets — (0.1)%		(7,149)
NET ASSETS — 100.0%		4,991,111

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Investor Funds	June 30, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
ASSETS:
Investments in affiliates, at value	$5,605,911	$3,992,508	$6,068,282	$4,998,260
Cash	—	—	126	—
Receivables:
Fund shares sold	1,286	1,945	5,863	2,316
Dividends from affiliates	1,442	1,296	153	1,009
Total Assets	5,608,639	3,995,749	6,074,424	5,001,585
LIABILITIES:
Payables:
Due to custodian	1,251	1,158	—	832
Distributions	217	51	80	178
Fund shares redeemed	7,110	3,773	5,177	7,207
Accrued liabilities:
Investment advisory fees	221	158	237	196
Distribution fees	1,142	714	1,082	958
Service fees	1,123	791	1,084	916
Custodian and accounting fees	25	17	26	22
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)	— (a)
Other	496	125	236	165
Total Liabilities	11,585	6,787	7,922	10,474
Net Assets	$5,597,054	$3,988,962	$6,066,502	$4,991,111

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Investor Funds	5

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
NET ASSETS:
Paid-in-Capital	$4,299,066	$3,579,826	$3,955,924	$3,527,734
Total distributable earnings (loss)	1,297,988	409,136	2,110,578	1,463,377
Total Net Assets	$5,597,054	$3,988,962	$6,066,502	$4,991,111
Net Assets:
Class A	$4,929,424	$2,845,050	$4,914,349	$4,484,627
Class C	238,975	223,681	163,468	90,881
Class I	386,975	827,548	786,881	342,126
Class R6	41,680	92,683	201,804	73,477
Total	$5,597,054	$3,988,962	$6,066,502	$4,991,111
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	299,448	221,412	181,025	218,747
Class C	14,848	17,511	6,783	4,633
Class I	23,436	63,870	28,044	17,109
Class R6	2,527	7,160	7,195	3,675
Net Asset Value (a):
Class A — Redemption price per share	$16.46	$12.85	$27.15	$20.50
Class C — Offering price per share (b)	16.09	12.77	24.10	19.62
Class I — Offering and redemption price per share	16.51	12.96	28.06	20.00
Class R6 — Offering and redemption price per share	16.50	12.95	28.05	19.99
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$17.24	$13.46	$28.43	$21.47
Cost of investments in affiliates	4,322,672	3,548,027	4,005,601	3,524,653

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Investor Funds	June 30, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2025
(Amounts in thousands)

	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
INVESTMENT INCOME:
Interest income from affiliates	$3	$—	$—	$—
Dividend income from affiliates	167,110	146,708	101,172	118,884
Total investment income	167,113	146,708	101,172	118,884
EXPENSES:
Investment advisory fees	2,746	1,975	2,806	2,374
Distribution fees:
Class A	12,077	7,108	11,463	10,677
Class C	1,881	1,866	1,172	697
Service fees:
Class A	12,077	7,108	11,463	10,677
Class C	627	622	391	232
Class I	934	2,016	1,793	799
Custodian and accounting fees	142	102	148	124
Professional fees	52	45	52	48
Trustees’ and Chief Compliance Officer’s fees	40	36	40	38
Printing and mailing costs	227	160	252	194
Registration and filing fees	25	85	171	138
Transfer agency fees (See Note 2.E.)	287	177	487	340
Other	51	41	53	48
Total expenses	31,166	21,341	30,291	26,386
Less fees waived	(66)	(52)	(1,097)	(906)
Net expenses	31,100	21,289	29,194	25,480
Net investment income (loss)	136,013	125,419	71,978	93,404
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in affiliates	75,736	10,713	(2,464)	25,934
Distribution of capital gains received from investment company affiliates	102,548	43,315	172,033	113,568
Change in net unrealized appreciation/depreciation on investments in affiliates	216,039	151,881	417,431	268,268
Net realized/unrealized gains (losses)	394,323	205,909	587,000	407,770
Change in net assets resulting from operations	$530,336	$331,328	$658,978	$501,174
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Investor Funds	7

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$136,013	$126,175	$125,419	$116,565
Net realized gain (loss) on investments in affiliates	75,736	65,602	10,713	10,103
Distributions of capital gains received from investment company affiliates	102,548	23,132	43,315	10,406
Change in net unrealized appreciation/depreciation of investments in affiliates	216,039	371,653	151,881	169,895
Change in net assets resulting from operations	530,336	586,562	331,328	306,969
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(274,098)	(158,090)	(143,727)	(92,422)
Class C	(13,079)	(9,059)	(11,313)	(9,150)
Class I	(22,076)	(12,332)	(42,752)	(23,685)
Class R6	(2,224)	(1,255)	(2,699)	(1,406)
Total distributions to shareholders	(311,477)	(180,736)	(200,491)	(126,663)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(43,399)	(212,825)	9,470	(351,702)
NET ASSETS:
Change in net assets	175,460	193,001	140,307	(171,396)
Beginning of period	5,421,594	5,228,593	3,848,655	4,020,051
End of period	$5,597,054	$5,421,594	$3,988,962	$3,848,655
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Investor Funds	June 30, 2025

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$71,978	$64,681	$93,404	$83,898
Net realized gain (loss) on investments in affiliates	(2,464)	3,130	25,934	15,332
Distributions of capital gains received from investment company affiliates	172,033	34,298	113,568	24,789
Change in net unrealized appreciation/depreciation of investments in affiliates	417,431	689,364	268,268	463,943
Change in net assets resulting from operations	658,978	791,473	501,174	587,962
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(144,093)	(126,648)	(180,447)	(125,308)
Class C	(4,802)	(4,656)	(3,612)	(2,967)
Class I	(23,389)	(19,469)	(14,528)	(9,954)
Class R6	(5,386)	(3,731)	(3,142)	(1,999)
Total distributions to shareholders	(177,670)	(154,504)	(201,729)	(140,228)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	271,503	196,616	107,247	94,634
NET ASSETS:
Change in net assets	752,811	833,585	406,692	542,368
Beginning of period	5,313,691	4,480,106	4,584,419	4,042,051
End of period	$6,066,502	$5,313,691	$4,991,111	$4,584,419
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Investor Funds	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$573,500	$653,143	$352,803	$409,116
Distributions reinvested	272,640	157,213	142,957	91,976
Cost of shares redeemed	(863,750)	(880,443)	(581,466)	(678,851)
Change in net assets resulting from Class A capital transactions	(17,610)	(70,087)	(85,706)	(177,759)
Class C
Proceeds from shares issued	46,652	38,336	32,254	24,490
Distributions reinvested	13,044	9,024	11,265	9,114
Cost of shares redeemed	(104,922)	(192,256)	(108,097)	(234,213)
Change in net assets resulting from Class C capital transactions	(45,226)	(144,896)	(64,578)	(200,609)
Class I
Proceeds from shares issued	52,425	66,231	406,898	232,076
Distributions reinvested	21,326	11,928	42,502	23,486
Cost of shares redeemed	(59,875)	(79,253)	(340,909)	(230,268)
Change in net assets resulting from Class I capital transactions	13,876	(1,094)	108,491	25,294
Class R6
Proceeds from shares issued	10,656	8,050	61,787	4,749
Distributions reinvested	2,219	1,255	2,694	1,401
Cost of shares redeemed	(7,314)	(6,053)	(13,218)	(4,778)
Change in net assets resulting from Class R6 capital transactions	5,561	3,252	51,263	1,372
Total change in net assets resulting from capital transactions	$(43,399)	$(212,825)	$9,470	$(351,702)
SHARE TRANSACTIONS:
Class A
Issued	35,629	43,809	27,950	34,441
Reinvested	16,934	10,416	11,329	7,653
Redeemed	(53,828)	(58,837)	(46,112)	(56,716)
Change in Class A Shares	(1,265)	(4,612)	(6,833)	(14,622)
Class C
Issued	2,966	2,608	2,578	2,056
Reinvested	829	614	898	765
Redeemed	(6,663)	(13,410)	(8,615)	(20,057)
Change in Class C Shares	(2,868)	(10,188)	(5,139)	(17,236)
Class I
Issued	3,248	4,348	32,066	19,106
Reinvested	1,320	787	3,342	1,939
Redeemed	(3,710)	(5,288)	(26,987)	(18,994)
Change in Class I Shares	858	(153)	8,421	2,051
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Investor Funds	June 30, 2025

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	661	534	4,910	400
Reinvested	137	83	212	116
Redeemed	(451)	(406)	(1,045)	(397)
Change in Class R6 Shares	347	211	4,077	119
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Investor Funds	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$823,119	$773,616	$642,423	$692,100
Distributions reinvested	143,248	125,924	179,536	124,623
Cost of shares redeemed	(807,928)	(739,171)	(728,429)	(719,625)
Change in net assets resulting from Class A capital transactions	158,439	160,369	93,530	97,098
Class C
Proceeds from shares issued	37,955	32,309	19,724	16,955
Distributions reinvested	4,723	4,609	3,596	2,949
Cost of shares redeemed	(46,865)	(56,626)	(36,698)	(58,727)
Change in net assets resulting from Class C capital transactions	(4,187)	(19,708)	(13,378)	(38,823)
Class I
Proceeds from shares issued	116,746	122,645	57,880	56,494
Distributions reinvested	22,740	18,857	13,628	9,358
Cost of shares redeemed	(87,691)	(102,127)	(53,752)	(54,907)
Change in net assets resulting from Class I capital transactions	51,795	39,375	17,756	10,945
Class R6
Proceeds from shares issued	98,543	40,446	16,118	38,082
Distributions reinvested	5,386	3,731	3,106	1,974
Cost of shares redeemed	(38,473)	(27,597)	(9,885)	(14,642)
Change in net assets resulting from Class R6 capital transactions	65,456	16,580	9,339	25,414
Total change in net assets resulting from capital transactions	$271,503	$196,616	$107,247	$94,634
SHARE TRANSACTIONS:
Class A
Issued	32,036	33,733	32,533	38,561
Reinvested	5,567	5,557	9,051	6,918
Redeemed	(31,478)	(32,287)	(36,936)	(39,985)
Change in Class A Shares	6,125	7,003	4,648	5,494
Class C
Issued	1,662	1,580	1,044	985
Reinvested	207	228	190	171
Redeemed	(2,053)	(2,810)	(1,944)	(3,490)
Change in Class C Shares	(184)	(1,002)	(710)	(2,334)
Class I
Issued	4,400	5,098	3,007	3,211
Reinvested	855	804	703	531
Redeemed	(3,315)	(4,352)	(2,774)	(3,129)
Change in Class I Shares	1,940	1,550	936	613
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Investor Funds	June 30, 2025

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	3,699	1,693	836	2,306
Reinvested	202	160	160	112
Redeemed	(1,452)	(1,157)	(508)	(887)
Change in Class R6 Shares	2,449	696	488	1,531
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Investor Funds	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Balanced Fund
Class A
Year Ended June 30, 2025	$15.81	$0.40	$1.16	$1.56	$(0.48)	$(0.43)	$(0.91)
Year Ended June 30, 2024	14.63	0.36	1.34	1.70	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	14.44	0.30	0.87	1.17	(0.29)	(0.69)	(0.98)
Year Ended June 30, 2022	17.07	0.22	(2.13)	(1.91)	(0.41)	(0.31)	(0.72)
Year Ended June 30, 2021	14.77	0.21	3.03	3.24	(0.25)	(0.69)	(0.94)
Class C
Year Ended June 30, 2025	15.48	0.31	1.13	1.44	(0.40)	(0.43)	(0.83)
Year Ended June 30, 2024	14.33	0.27	1.33	1.60	(0.29)	(0.16)	(0.45)
Year Ended June 30, 2023	14.16	0.22	0.86	1.08	(0.22)	(0.69)	(0.91)
Year Ended June 30, 2022	16.75	0.13	(2.08)	(1.95)	(0.33)	(0.31)	(0.64)
Year Ended June 30, 2021	14.51	0.12	2.98	3.10	(0.17)	(0.69)	(0.86)
Class I
Year Ended June 30, 2025	15.86	0.44	1.16	1.60	(0.52)	(0.43)	(0.95)
Year Ended June 30, 2024	14.67	0.40	1.35	1.75	(0.40)	(0.16)	(0.56)
Year Ended June 30, 2023	14.47	0.33	0.89	1.22	(0.33)	(0.69)	(1.02)
Year Ended June 30, 2022	17.11	0.26	(2.14)	(1.88)	(0.45)	(0.31)	(0.76)
Year Ended June 30, 2021	14.80	0.25	3.04	3.29	(0.29)	(0.69)	(0.98)
Class R6
Year Ended June 30, 2025	15.84	0.48	1.17	1.65	(0.56)	(0.43)	(0.99)
Year Ended June 30, 2024	14.66	0.44	1.34	1.78	(0.44)	(0.16)	(0.60)
Year Ended June 30, 2023	14.46	0.33	0.92	1.25	(0.36)	(0.69)	(1.05)
Year Ended June 30, 2022	17.10	0.31	(2.15)	(1.84)	(0.49)	(0.31)	(0.80)
Year Ended June 30, 2021	14.79	0.27	3.06	3.33	(0.33)	(0.69)	(1.02)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Investor Funds	June 30, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$16.46	10.16%	$4,929,424	0.56%	2.48%	0.56%	11%
15.81	11.86	4,754,802	0.57	2.43	0.57	7
14.63	8.51	4,466,541	0.57	2.08	0.58	8
14.44	(11.73)	4,301,016	0.57	1.34	0.57	8
17.07	22.40	4,788,045	0.56	1.28	0.57	6

16.09	9.56	238,975	1.06	1.95	1.06	11
15.48	11.32	274,224	1.07	1.85	1.07	7
14.33	7.98	399,784	1.07	1.56	1.07	8
14.16	(12.17)	469,295	1.07	0.83	1.07	8
16.75	21.78	619,700	1.07	0.75	1.07	6

16.51	10.40	386,975	0.31	2.73	0.31	11
15.86	12.17	358,021	0.32	2.68	0.32	7
14.67	8.84	333,425	0.32	2.31	0.32	8
14.47	(11.54)	325,811	0.32	1.59	0.32	8
17.11	22.72	363,694	0.31	1.54	0.32	6

16.50	10.75	41,680	0.06	2.97	0.06	11
15.84	12.39	34,547	0.07	2.94	0.07	7
14.66	9.11	28,843	0.08	2.31	0.08	8
14.46	(11.33)	48,661	0.07	1.84	0.07	8
17.10	23.03	141,480	0.07	1.69	0.07	6

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Investor Funds	15

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Conservative Growth Fund
Class A
Year Ended June 30, 2025	$12.42	$0.40	$0.67	$1.07	$(0.43)	$(0.21)	$(0.64)
Year Ended June 30, 2024	11.85	0.36	0.60	0.96	(0.36)	(0.03)	(0.39)
Year Ended June 30, 2023	12.00	0.29	0.27	0.56	(0.29)	(0.42)	(0.71)
Year Ended June 30, 2022	13.90	0.20	(1.62)	(1.42)	(0.30)	(0.18)	(0.48)
Year Ended June 30, 2021	12.63	0.20	1.56	1.76	(0.23)	(0.26)	(0.49)
Class C
Year Ended June 30, 2025	12.35	0.33	0.67	1.00	(0.37)	(0.21)	(0.58)
Year Ended June 30, 2024	11.78	0.28	0.62	0.90	(0.30)	(0.03)	(0.33)
Year Ended June 30, 2023	11.94	0.23	0.26	0.49	(0.23)	(0.42)	(0.65)
Year Ended June 30, 2022	13.83	0.13	(1.61)	(1.48)	(0.23)	(0.18)	(0.41)
Year Ended June 30, 2021	12.57	0.13	1.55	1.68	(0.16)	(0.26)	(0.42)
Class I
Year Ended June 30, 2025	12.52	0.43	0.68	1.11	(0.46)	(0.21)	(0.67)
Year Ended June 30, 2024	11.94	0.39	0.61	1.00	(0.39)	(0.03)	(0.42)
Year Ended June 30, 2023	12.08	0.33	0.27	0.60	(0.32)	(0.42)	(0.74)
Year Ended June 30, 2022	13.99	0.24	(1.64)	(1.40)	(0.33)	(0.18)	(0.51)
Year Ended June 30, 2021	12.71	0.24	1.57	1.81	(0.27)	(0.26)	(0.53)
Class R6
Year Ended June 30, 2025	12.51	0.47	0.68	1.15	(0.50)	(0.21)	(0.71)
Year Ended June 30, 2024	11.93	0.42	0.61	1.03	(0.42)	(0.03)	(0.45)
Year Ended June 30, 2023	12.08	0.36	0.26	0.62	(0.35)	(0.42)	(0.77)
Year Ended June 30, 2022	13.98	0.27	(1.63)	(1.36)	(0.36)	(0.18)	(0.54)
Year Ended June 30, 2021	12.70	0.27	1.57	1.84	(0.30)	(0.26)	(0.56)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Investor Funds	June 30, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$12.85	8.81%	$2,845,050	0.56%	3.15%	0.57%	11%
12.42	8.28	2,835,901	0.57	3.00	0.57	8
11.85	4.86	2,877,376	0.57	2.49	0.57	5
12.00	(10.59)	2,998,252	0.57	1.50	0.57	8
13.90	14.14	3,327,682	0.56	1.49	0.57	3

12.77	8.24	223,681	1.06	2.62	1.06	11
12.35	7.77	279,824	1.07	2.40	1.07	8
11.78	4.28	469,916	1.07	1.95	1.07	5
11.94	(11.02)	615,133	1.07	0.98	1.07	8
13.83	13.54	840,217	1.07	0.96	1.07	3

12.96	9.09	827,548	0.31	3.39	0.31	11
12.52	8.57	694,360	0.32	3.24	0.32	8
11.94	5.18	637,396	0.32	2.75	0.32	5
12.08	(10.37)	633,390	0.32	1.75	0.32	8
13.99	14.41	649,055	0.31	1.79	0.32	3

12.95	9.37	92,683	0.06	3.72	0.07	11
12.51	8.85	38,570	0.06	3.51	0.07	8
11.93	5.36	35,363	0.07	2.99	0.07	5
12.08	(10.08)	35,822	0.07	1.99	0.07	8
13.98	14.70	42,417	0.07	2.02	0.07	3

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Investor Funds	17

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Growth Fund
Class A
Year Ended June 30, 2025	$24.95	$0.32	$2.69	$3.01	$(0.59)	$(0.22)	$(0.81)
Year Ended June 30, 2024	21.90	0.31	3.48	3.79	(0.30)	(0.44)	(0.74)
Year Ended June 30, 2023	20.71	0.27	2.59	2.86	(0.27)	(1.40)	(1.67)
Year Ended June 30, 2022	25.19	0.23	(3.56)	(3.33)	(0.68)	(0.47)	(1.15)
Year Ended June 30, 2021	19.50	0.16	7.08	7.24	(0.22)	(1.33)	(1.55)
Class C
Year Ended June 30, 2025	22.26	0.17	2.38	2.55	(0.49)	(0.22)	(0.71)
Year Ended June 30, 2024	19.63	0.16	3.12	3.28	(0.21)	(0.44)	(0.65)
Year Ended June 30, 2023	18.73	0.15	2.32	2.47	(0.17)	(1.40)	(1.57)
Year Ended June 30, 2022	22.94	0.09	(3.22)	(3.13)	(0.61)	(0.47)	(1.08)
Year Ended June 30, 2021	17.92	0.03	6.49	6.52	(0.17)	(1.33)	(1.50)
Class I
Year Ended June 30, 2025	25.76	0.39	2.78	3.17	(0.65)	(0.22)	(0.87)
Year Ended June 30, 2024	22.59	0.37	3.59	3.96	(0.35)	(0.44)	(0.79)
Year Ended June 30, 2023	21.30	0.33	2.67	3.00	(0.31)	(1.40)	(1.71)
Year Ended June 30, 2022	25.87	0.29	(3.66)	(3.37)	(0.73)	(0.47)	(1.20)
Year Ended June 30, 2021	19.99	0.22	7.26	7.48	(0.27)	(1.33)	(1.60)
Class R6
Year Ended June 30, 2025	25.75	0.46	2.78	3.24	(0.72)	(0.22)	(0.94)
Year Ended June 30, 2024	22.58	0.43	3.59	4.02	(0.41)	(0.44)	(0.85)
Year Ended June 30, 2023	21.29	0.39	2.66	3.05	(0.36)	(1.40)	(1.76)
Year Ended June 30, 2022	25.86	0.35	(3.66)	(3.31)	(0.79)	(0.47)	(1.26)
Year Ended June 30, 2021	19.98	0.28	7.25	7.53	(0.32)	(1.33)	(1.65)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Investor Funds	June 30, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$27.15	12.28%	$4,914,349	0.55%	1.25%	0.57%	3%
24.95	17.71	4,364,015	0.55	1.34	0.58	5
21.90	14.63	3,677,684	0.55	1.31	0.58	3
20.71	(14.03)	3,195,974	0.55	0.93	0.58	1
25.19	38.24	3,494,958	0.55	0.70	0.59	2

24.10	11.64	163,468	1.07	0.72	1.07	3
22.26	17.08	155,052	1.08	0.79	1.08	5
19.63	14.07	156,403	1.08	0.77	1.08	3
18.73	(14.49)	154,615	1.08	0.39	1.08	1
22.94	37.52	193,877	1.08	0.15	1.08	2

28.06	12.52	786,881	0.31	1.48	0.32	3
25.76	17.95	672,428	0.32	1.56	0.32	5
22.59	14.95	554,576	0.32	1.53	0.32	3
21.30	(13.82)	494,526	0.32	1.15	0.32	1
25.87	38.55	547,092	0.31	0.94	0.32	2

28.05	12.80	201,804	0.07	1.75	0.07	3
25.75	18.24	122,196	0.07	1.81	0.07	5
22.58	15.23	91,443	0.08	1.82	0.08	3
21.29	(13.62)	25,806	0.08	1.40	0.09	1
25.86	38.86	26,868	0.09	1.17	0.09	2

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Investor Funds	19

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Growth & Income Fund
Class A
Year Ended June 30, 2025	$19.25	$0.39	$1.70	$2.09	$(0.53)	$(0.31)	$(0.84)
Year Ended June 30, 2024	17.36	0.35	2.13	2.48	(0.35)	(0.24)	(0.59)
Year Ended June 30, 2023	16.81	0.30	1.47	1.77	(0.29)	(0.93)	(1.22)
Year Ended June 30, 2022	20.06	0.22	(2.62)	(2.40)	(0.50)	(0.35)	(0.85)
Year Ended June 30, 2021	16.59	0.19	4.57	4.76	(0.24)	(1.05)	(1.29)
Class C
Year Ended June 30, 2025	18.46	0.27	1.63	1.90	(0.43)	(0.31)	(0.74)
Year Ended June 30, 2024	16.67	0.24	2.05	2.29	(0.26)	(0.24)	(0.50)
Year Ended June 30, 2023	16.18	0.20	1.43	1.63	(0.21)	(0.93)	(1.14)
Year Ended June 30, 2022	19.34	0.12	(2.53)	(2.41)	(0.40)	(0.35)	(0.75)
Year Ended June 30, 2021	16.04	0.09	4.40	4.49	(0.14)	(1.05)	(1.19)
Class I
Year Ended June 30, 2025	18.80	0.42	1.67	2.09	(0.58)	(0.31)	(0.89)
Year Ended June 30, 2024	16.97	0.39	2.07	2.46	(0.39)	(0.24)	(0.63)
Year Ended June 30, 2023	16.45	0.33	1.45	1.78	(0.33)	(0.93)	(1.26)
Year Ended June 30, 2022	19.65	0.27	(2.57)	(2.30)	(0.55)	(0.35)	(0.90)
Year Ended June 30, 2021	16.28	0.23	4.47	4.70	(0.28)	(1.05)	(1.33)
Class R6
Year Ended June 30, 2025	18.80	0.47	1.66	2.13	(0.63)	(0.31)	(0.94)
Year Ended June 30, 2024	16.97	0.44	2.07	2.51	(0.44)	(0.24)	(0.68)
Year Ended June 30, 2023	16.45	0.38	1.44	1.82	(0.37)	(0.93)	(1.30)
Year Ended June 30, 2022	19.65	0.31	(2.57)	(2.26)	(0.59)	(0.35)	(0.94)
Year Ended June 30, 2021	16.27	0.28	4.47	4.75	(0.32)	(1.05)	(1.37)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Investor Funds	June 30, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses(d)(e)	Net investment income (loss)	Expenses without waivers and reimbursements(e)	Portfolio turnover rate

$20.50	11.05%	$4,484,627	0.55%	1.95%	0.57%	8%
19.25	14.58	4,121,869	0.55	1.97	0.58	8
17.36	11.14	3,621,965	0.55	1.78	0.58	8
16.81	(12.60)	3,302,595	0.55	1.16	0.58	4
20.06	29.49	3,595,109	0.55	1.03	0.58	4

19.62	10.48	90,881	1.07	1.42	1.07	8
18.46	13.98	98,625	1.07	1.38	1.08	8
16.67	10.62	127,954	1.07	1.23	1.07	8
16.18	(13.06)	144,027	1.07	0.61	1.08	4
19.34	28.77	199,275	1.07	0.49	1.07	4

20.00	11.32	342,126	0.31	2.18	0.32	8
18.80	14.83	304,026	0.32	2.20	0.32	8
16.97	11.47	264,025	0.32	1.99	0.32	8
16.45	(12.40)	263,812	0.32	1.39	0.32	4
19.65	29.74	313,988	0.31	1.25	0.32	4

19.99	11.54	73,477	0.06	2.43	0.07	8
18.80	15.11	59,899	0.07	2.51	0.07	8
16.97	11.76	28,107	0.07	2.31	0.07	8
16.45	(12.17)	33,009	0.07	1.62	0.07	4
19.65	30.11	36,164	0.07	1.50	0.07	4

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2025	J.P. Morgan Investor Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust II (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 4 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Investor Balanced Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Conservative Growth Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Growth Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Growth & Income Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of JPMorgan Investor Balanced Fund (“Investor Balanced Fund”) is to seek high total return consistent with the preservation of capital by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity and fixed income securities.
The investment objective of JPMorgan Investor Conservative Growth Fund (“Investor Conservative Growth Fund”) is to seek income and capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in fixed income and equity securities.
The investment objective of JPMorgan Investor Growth Fund (“Investor Growth Fund”) is to seek long-term capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.
The investment objective of JPMorgan Investor Growth & Income Fund (“Investor Growth & Income Fund”) is to seek long-term capital appreciation and growth of income by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

22	J.P. Morgan Investor Funds	June 30, 2025

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Investor Balanced Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,605,911	$—	$—	$5,605,911

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Conservative Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,992,508	$—	$—	$3,992,508

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,068,282	$—	$—	$6,068,282

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Growth & Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,998,260	$—	$—	$4,998,260

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2025	J.P. Morgan Investor Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2025, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Investor Balanced Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,261,095	$149,646	$203,028	$(31,029)	$59,766	$1,236,450	119,579	$52,181	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	623,483	71,781	67,669	(12,202)	23,038	638,431	88,181	31,347	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	49,998	3,430	—	—	1,668	55,096	8,732	3,430	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	68,217	1,072	18,899	6,094	1,703	58,187	1,636	1,070	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	69,368	1,618	8,753	740	7,714	70,687	3,772	1,618	—
JPMorgan Equity Income Fund Class R6 Shares (a)	167,119	13,087	20,179	3,061	6,507	169,595	6,727	3,444	9,643
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	74,402	2,902	26,011	7,179	6,634	65,106	1,634	2,901	—
JPMorgan Global Select Equity ETF (a)	67,750	65,868	—	—	9,081	142,699	2,218	511	1,117
JPMorgan High Yield Fund Class R6 Shares (a)	148,778	62,751	7,681	(711)	6,382	209,519	31,988	12,143	—
JPMorgan Income Fund Class R6 Shares (a)	282,808	24,076	23,688	(2,562)	9,295	289,929	33,752	17,379	—
JPMorgan International Equity Fund Class R6 Shares (a)	67,415	2,058	7,984	1,856	6,231	69,576	3,106	2,058	—
JPMorgan International Research Enhanced Equity ETF (a)	291,140	21,824	44,744	7,492	31,213	306,925	4,337	8,249	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	320,421	11,735	52,840	21,256	20,354	320,926	3,595	685	3,113
JPMorgan Large Cap Value Fund Class R6 Shares (a)	172,312	36,759	—	—	4,410	213,481	10,444	3,157	17,620
JPMorgan Limited Duration Bond ETF (a)	158,121	—	5,544	(5)	3,113	155,685	2,981	7,003	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	73,692	9,317	7,746	227	6,493	81,983	1,478	—	5,562
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	77,651	3,329	4,049	(239)	2,522	79,214	8,418	3,329	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	153,779	—	9,029	2,637	5,146	152,533	2,576	1,481	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,375	2,423	—	—	(934)	25,864	485	146	2,276
JPMorgan Small Cap Value Fund Class R6 Shares (a)	31,158	1,877	7,228	890	(1,108)	25,589	962	318	1,559
JPMorgan U.S. Equity Fund Class R6 Shares (a)	491,307	43,068	112,246	52,385	(21,982)	452,532	17,292	3,214	23,479
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	203,713	20,184	19,944	828	18,706	223,487	2,502	783	11,893
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	56,151	368,403	364,433	—	—	60,121	60,121	2,638	—

24	J.P. Morgan Investor Funds	June 30, 2025

Investor Balanced Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	$282,677	$30,485	$49,096	$14,899	$6,076	$285,041	6,248	$2,859	$12,947
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	43,863	2,209	—	—	1,069	47,141	4,791	2,208	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	165,826	16,297	17,891	2,940	2,942	170,114	4,385	2,958	13,339
Total	$5,426,619	$966,199	$1,078,682	$75,736	$216,039	$5,605,911		$167,110	$102,548

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

Investor Conservative Growth Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,292,692	$144,264	$162,576	$(26,254)	$56,476	$1,304,602	126,171	$54,832	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	571,792	66,109	46,675	(8,735)	18,912	601,403	83,067	29,564	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	38,720	2,657	—	—	1,292	42,669	6,762	2,657	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	38,222	600	13,370	4,355	(29)	29,778	837	600	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	38,491	855	4,739	419	4,289	39,315	2,098	855	—
JPMorgan Equity Income Fund Class R6 Shares (a)	88,131	7,040	9,115	1,610	3,058	90,724	3,599	1,813	5,228
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	23,206	830	6,677	2,043	2,370	21,772	546	830	—
JPMorgan Global Select Equity ETF (a)	33,010	24,951	1,188	33	3,738	60,544	941	247	539
JPMorgan Government Bond Fund Class R6 Shares (a)	42,121	1,326	4,500	(845)	1,891	39,993	4,157	1,326	—
JPMorgan High Yield Fund Class R6 Shares (a)	111,673	47,391	4,356	(444)	4,726	158,990	24,273	9,121	—
JPMorgan Income Fund Class R6 Shares (a)	253,753	15,710	14,533	(1,648)	7,691	260,973	30,381	15,709	—
JPMorgan International Equity Fund Class R6 Shares (a)	39,034	3,172	7,410	1,120	3,834	39,750	1,775	1,192	—
JPMorgan International Research Enhanced Equity ETF (a)	162,960	21,250	37,214	5,754	16,814	169,564	2,396	4,622	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	118,184	11,913	29,609	9,102	7,096	116,686	1,307	254	1,155
JPMorgan Large Cap Value Fund Class R6 Shares (a)	57,349	14,485	7,099	(41)	1,735	66,429	3,250	1,011	5,670
JPMorgan Limited Duration Bond ETF (a)	227,514	—	—	—	4,577	232,091	4,444	10,136	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	54,257	7,089	8,262	534	4,388	58,006	1,046	—	3,882
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	77,506	3,316	4,664	(245)	2,541	78,454	8,337	3,316	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	35,893	1,874	2,789	688	1,237	36,903	623	364	—

June 30, 2025	J.P. Morgan Investor Funds	25

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Investor Conservative Growth Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	$17,987	$1,714	$786	$(114)	$(497)	$18,304	343	$103	$1,611
JPMorgan Small Cap Value Fund Class R6 Shares (a)	18,594	3,300	1,571	40	(342)	20,021	752	227	1,068
JPMorgan U.S. Equity Fund Class R6 Shares (a)	145,932	27,925	39,599	9,071	765	144,094	5,506	1,035	7,669
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	97,411	8,506	19,319	8,376	(28)	94,946	1,063	354	5,374
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	44,902	637,946	640,325	—	—	42,523	42,523	2,114	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	85,051	22,268	22,173	4,176	3,367	92,689	2,032	897	3,991
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	38,686	1,948	—	—	943	41,577	4,225	1,948	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	86,974	8,709	8,730	1,718	1,037	89,708	2,313	1,581	7,128
Total	$3,840,045	$1,087,148	$1,097,279	$10,713	$151,881	$3,992,508		$146,708	$43,315

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

Investor Growth Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$452,911	$59,842	$64,263	$(11,864)	$22,009	$458,635	44,355	$19,956	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	74,109	16,057	5,654	(1,021)	2,361	85,852	11,858	4,091	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	18,800	5,974	—	—	718	25,492	4,040	1,343	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	130,488	2,048	—	—	17,675	150,211	4,223	2,048	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	108,430	2,529	—	—	13,713	124,672	6,653	2,529	—
JPMorgan Equity Income Fund Class R6 Shares (a)	160,101	13,623	—	—	8,380	182,104	7,224	3,537	10,086
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	125,486	4,894	16,529	3,082	22,690	139,623	3,504	4,894	—
JPMorgan Global Select Equity ETF (a)	136,929	59,218	—	—	13,723	209,870	3,262	981	2,143
JPMorgan High Yield Fund Class R6 Shares (a)	63,515	62,392	—	—	3,426	129,333	19,746	5,896	—
JPMorgan Income Fund Class R6 Shares (a)	23,802	7,340	2,827	(259)	894	28,950	3,370	1,653	—
JPMorgan International Equity Fund Class R6 Shares (a)	229,401	12,628	5,865	(142)	30,106	266,128	11,881	7,003	—
JPMorgan International Focus Fund Class R6 Shares (a)	149,911	4,654	—	—	13,672	168,237	5,903	4,655	—
JPMorgan International Research Enhanced Equity ETF (a)	415,127	14,078	6,950	59	56,381	478,695	6,764	11,744	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	670,980	19,744	30,303	3,618	86,230	750,269	8,405	1,445	6,569

26	J.P. Morgan Investor Funds	June 30, 2025

Investor Growth Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Large Cap Value Fund Class R6 Shares (a)	$454,872	$114,409	$—	$—	$11,928	$581,209	28,435	$8,504	$47,257
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	101,265	7,245	—	—	8,564	117,074	2,110	—	7,245
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	240,562	—	—	—	10,915	251,477	4,247	2,441	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,835	1,971	—	—	(760)	21,046	395	118	1,852
JPMorgan Small Cap Value Fund Class R6 Shares (a)	77,009	5,015	8,261	1,290	(2,711)	72,342	2,719	865	4,150
JPMorgan U.S. Equity Fund Class R6 Shares (a)	739,576	47,261	28,039	1,365	42,313	802,476	30,664	5,579	41,682
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	297,421	17,596	10,836	1,607	24,504	330,292	3,697	1,086	16,510
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	77,824	219,144	217,409	—	—	79,559	79,559	3,260	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	386,829	24,576	5,788	(199)	26,579	431,997	9,469	4,366	20,210
JPMorgan Value Advantage Fund Class R6 Shares (a)	161,111	17,507	—	—	4,121	182,739	4,711	3,178	14,329
Total	$5,316,294	$739,745	$402,724	$(2,464)	$417,431	$6,068,282		$101,172	$172,033

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.

Investor Growth & Income Fund
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$773,080	$102,013	$112,453	$(19,234)	$36,972	$780,378	75,472	$32,765	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	325,829	46,204	27,337	(4,973)	10,693	350,416	48,400	16,876	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	21,999	1,509	—	—	734	24,242	3,842	1,509	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	98,981	1,553	13,496	(1,124)	14,023	99,937	2,810	1,553	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	70,557	1,646	4,820	360	8,351	76,094	4,060	1,646	—
JPMorgan Equity Income Fund Class R6 Shares (a)	142,605	11,974	2,438	208	7,454	159,803	6,339	3,123	8,851
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	73,768	2,877	21,837	5,342	8,755	68,905	1,730	2,877	—
JPMorgan Global Select Equity ETF (a)	75,944	57,803	—	—	9,370	143,117	2,224	563	1,231
JPMorgan High Yield Fund Class R6 Shares (a)	116,384	53,039	—	—	4,587	174,010	26,566	9,772	—
JPMorgan Income Fund Class R6 Shares (a)	190,276	19,480	11,510	(1,409)	6,008	202,845	23,614	11,826	—
JPMorgan International Equity Fund Class R6 Shares (a)	86,957	7,409	10,632	1,392	9,935	95,061	4,244	2,654	—
JPMorgan International Focus Fund Class R6 Shares (a)	60,849	1,890	—	—	5,549	68,288	2,396	1,890	—

June 30, 2025	J.P. Morgan Investor Funds	27

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
Investor Growth & Income Fund (continued)
For the year ended June 30, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2025	Shares at June 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan International Research Enhanced Equity ETF (a)	$255,428	$2,261	$6,433	$740	$32,392	$284,388	4,019	$7,229	$—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	485,971	10,347	26,098	6,076	58,898	535,194	5,995	1,051	4,779
JPMorgan Large Cap Value Fund Class R6 Shares (a)	266,252	53,782	—	—	6,483	326,517	15,974	4,868	27,258
JPMorgan Limited Duration Bond ETF (a)	45,802	3,374	2,154	(15)	946	47,953	918	2,037	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	64,124	9,447	1,929	(83)	6,165	77,724	1,401	—	4,936
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	42,700	4,767	—	—	1,307	48,774	5,183	1,876	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	164,021	—	—	—	7,442	171,463	2,896	1,665	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,350	2,420	—	—	(933)	25,837	485	145	2,274
JPMorgan Small Cap Value Fund Class R6 Shares (a)	40,724	2,461	10,932	2,289	(2,834)	31,708	1,192	414	2,047
JPMorgan U.S. Equity Fund Class R6 Shares (a)	492,674	35,792	68,420	24,918	5,419	490,383	18,738	3,414	25,150
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	165,986	12,385	3,844	587	15,027	190,141	2,128	625	9,504
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.27% (a) (b)	51,097	191,073	199,941	—	—	42,229	42,229	2,423	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	295,521	26,410	30,343	9,854	11,829	313,271	6,867	3,134	14,241
JPMorgan Value Advantage Fund Class R6 Shares (a)	156,324	16,247	7,691	1,006	3,696	169,582	4,372	2,949	13,297
Total	$4,588,203	$678,163	$562,308	$25,934	$268,268	$4,998,260		$118,884	$113,568

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2025.
D. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Distributions of net investment income and realized capital gains from the Underlying Funds and ETFs are recorded on the ex-dividend date.
E. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2025, are as follows:
	Class A	Class C	Class I	Class R6	Total
Investor Balanced Fund
Transfer agency fees	$257	$14	$15	$1	$287
Investor Conservative Growth Fund
Transfer agency fees	140	8	27	2	177
Investor Growth Fund
Transfer agency fees	431	15	27	14	487

28	J.P. Morgan Investor Funds	June 30, 2025

	Class A	Class C	Class I	Class R6	Total
Investor Growth & Income Fund
Transfer agency fees	$316	$8	$14	$2	$340
The Funds invested in Underlying Funds and ETFs and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
F. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Investor Conservative Growth Fund, for which distributions are generally declared and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Investor Balanced Fund	$—	$28,195	$(28,195)
Investor Conservative Growth Fund	—	9,900	(9,900)
Investor Growth Fund	—	57,958	(57,958)
Investor Growth & Income Fund	—	34,697	(34,697)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
H. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
I. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.05% of the Funds' average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

June 30, 2025	J.P. Morgan Investor Funds	29

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. The Administrator does not receive a fee for these services.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Investor Balanced Fund	$126	$1
Investor Conservative Growth Fund	53	3
Investor Growth Fund	265	— (a)
Investor Growth & Income Fund	155	1

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

30	J.P. Morgan Investor Funds	June 30, 2025

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
JPMorgan Investor Balanced Fund	n/a	n/a	n/a	n/a
JPMorgan Investor Conservative Growth Fund	n/a	n/a	n/a	n/a
JPMorgan Investor Growth Fund	0.55%	n/a	n/a	n/a
JPMorgan Investor Growth & Income Fund	0.55	n/a	n/a	n/a
The expense limitation agreements were in effect for the year ended June 30, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
The Underlying Funds may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class A, Class C and Class I Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the Underlying Funds up to 0.25% for Class A, Class C and Class I Shares. These waivers may be in addition to any waivers required to meet the Funds’ contractual expense limitations, but will not exceed the Funds’ service fees.
For the year ended June 30, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Service Fees	Total
Investor Balanced Fund	$1	$—	$1
Investor Conservative Growth Fund	1	—	1
Investor Growth Fund	1	1,015	1,016
Investor Growth & Income Fund	1	846	847
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2025 were as follows:

Investor Balanced Fund	$65
Investor Conservative Growth Fund	51
Investor Growth Fund	81
Investor Growth & Income Fund	59
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

June 30, 2025	J.P. Morgan Investor Funds	31

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
4. Investment Transactions
During the year ended June 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Investor Balanced Fund	$597,794	$714,248
Investor Conservative Growth Fund	449,203	456,954
Investor Growth Fund	520,601	185,315
Investor Growth & Income Fund	487,090	362,366
During the year ended June 30, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investor Balanced Fund	$4,423,433	$1,308,920	$126,442	$1,182,478
Investor Conservative Growth Fund	3,622,726	540,675	170,893	369,782
Investor Growth Fund	4,061,725	2,037,024	30,467	2,006,557
Investor Growth & Income Fund	3,616,908	1,447,071	65,719	1,381,352
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Investor Balanced Fund	$176,170	$135,307	$311,477
Investor Conservative Growth Fund	140,375	60,116	200,491
Investor Growth Fund	131,447	46,223	177,670
Investor Growth & Income Fund	132,791	68,938	201,729

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Investor Balanced Fund	$125,517	$55,219	$180,736
Investor Conservative Growth Fund	116,252	10,411	126,663
Investor Growth Fund	64,343	90,161	154,504
Investor Growth & Income Fund	83,354	56,874	140,228

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

32	J.P. Morgan Investor Funds	June 30, 2025

As of June 30, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Investor Balanced Fund	$6,601	$111,559	$1,182,478
Investor Conservative Growth Fund	5,113	35,191	369,782
Investor Growth Fund	536	104,080	2,006,557
Investor Growth & Income Fund	2,821	80,538	1,381,352

The cumulative timing differences primarily consist of wash sale loss deferrals.
As of June 30, 2025, the Funds did not have any net capital loss carryforwards.
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to the Trust and may be relied upon by the Funds because the Funds and the series of the Trust are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

June 30, 2025	J.P. Morgan Investor Funds	33

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2025 (continued)
(Dollar values in thousands)
As of June 30, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Investor Balanced Fund	1	62.8%	1	23.9%
Investor Conservative Growth Fund	1	54.7	2	34.3
Investor Growth Fund	1	41.5	1	31.9
Investor Growth & Income Fund	1	45.8	1	37.0
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2025, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:
% of Net Assets
JPMorgan Europe Dynamic Fund	47.5%
JPMorgan U.S. GARP Equity Fund	44.8
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)	33.3
JPMorgan Limited Duration Bond ETF	24.6
JPMorgan Large Cap Value Fund	23.5
JPMorgan International Research Enhanced Equity ETF	16.1
JPMorgan International Focus Fund	14.8
JPMorgan Emerging Markets Research Enhanced Equity Fund	14.1
JPMorgan Emerging Markets Debt Fund	14.0
JPMorgan Small Cap Value Fund	12.6
JPMorgan High Yield Fund	10.2
JPMorgan U.S. Research Enhanced Equity Fund	10.2
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
The Funds invest in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indices, as well as indices relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may

34	J.P. Morgan Investor Funds	June 30, 2025

underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

June 30, 2025	J.P. Morgan Investor Funds	35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust II and Shareholders of JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth Fund and JPMorgan Investor Growth & Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth Fund and JPMorgan Investor Growth & Income Fund (four of the funds constituting JPMorgan Trust II, hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 22, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

36	J.P. Morgan Investor Funds	June 30, 2025

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2025:
Dividends Received Deduction
JPMorgan Investor Balanced Fund	11.93%
JPMorgan Investor Conservative Growth Fund	6.12
JPMorgan Investor Growth Fund	25.24
JPMorgan Investor Growth & Income Fund	17.45
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2025:
Long-Term Capital Gain Distribution
JPMorgan Investor Balanced Fund	$135,307
JPMorgan Investor Conservative Growth Fund	60,116
JPMorgan Investor Growth Fund	46,223
JPMorgan Investor Growth & Income Fund	68,938
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2025:
Qualified Dividend Income
JPMorgan Investor Balanced Fund	$61,169
JPMorgan Investor Conservative Growth Fund	32,324
JPMorgan Investor Growth Fund	116,767
JPMorgan Investor Growth & Income Fund	67,051
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended June 30, 2025, the Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses cannot be quantified until Underlying Funds complete reporting for the calendar year in progress. Amounts for the fiscal year ended June 30, 2025 will be disclosed in the semi-annual report for the period ended December 31, 2025.

June 30, 2025	J.P. Morgan Investor Funds	37

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. June 2025.
AN-INV-625

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

September 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

September 2, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

September 2, 2025